Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 72.2%
Advertising — 2.8%
Trade Desk, Inc., Class A†	20,084	$ 900,366
Agriculture — 0.2%
Andersons, Inc.	295	10,322
Darling Ingredients, Inc.†	610	38,180
		48,502
Airlines — 0.0%
SkyWest, Inc.†	510	8,420
Apparel — 0.3%
Crocs, Inc.†	460	49,878
Deckers Outdoor Corp.†	70	27,941
Steven Madden, Ltd.	385	12,305
		90,124
Auto Manufacturers — 0.1%
Wabash National Corp.	870	19,662
Auto Parts & Equipment — 0.0%
Goodyear Tire & Rubber Co.†	88	893
Lear Corp.	50	6,201
		7,094
Banks — 1.8%
Ameris Bancorp	170	8,014
Atlantic Union Bankshares Corp.	81	2,846
Bancorp, Inc.†	150	4,257
Bank of N.T. Butterfield & Son, Ltd.	325	9,688
Banner Corp.	140	8,848
Business First Bancshares, Inc.	233	5,159
Byline Bancorp, Inc.	430	9,877
Cadence Bank	110	2,713
Capital City Bank Group, Inc.	190	6,175
Capstar Financial Holdings, Inc.	425	7,506
Cathay General Bancorp	25	1,020
Central Pacific Financial Corp.	155	3,143
Coastal Financial Corp.†	105	4,990
Columbia Banking System, Inc.	535	16,120
ConnectOne Bancorp, Inc.	1,045	25,300
Customers Bancorp, Inc.†	315	8,927
CVB Financial Corp.	910	23,433
Eastern Bankshares, Inc.	2,340	40,365
Enterprise Financial Services Corp.	150	7,344
Equity Bancshares, Inc., Class A	120	3,920
FB Financial Corp.	85	3,072
Financial Institutions, Inc.	40	974
First Bancorp	20	857
First BanCorp/Puerto Rico	495	6,296
First Bancshares, Inc.	45	1,440
First Citizens BancShares, Inc., Class A	11	8,342
First Commonwealth Financial Corp.	690	9,639
First Financial Corp.	105	4,838
First Interstate BancSystem, Inc., Class A	156	6,029
First Merchants Corp.	435	17,883
FNB Corp.	225	2,936
Glacier Bancorp, Inc.	105	5,189
Hancock Whitney Corp.	365	17,662
HarborOne Bancorp, Inc.	185	2,572
Heritage Commerce Corp.	615	7,995
Home BancShares, Inc.	115	2,621
Independent Bank Corp.	90	7,599
Independent Bank Corp.	195	4,664
Luther Burbank Corp.	57	633
Security Description	Shares or Principal Amount	Value

Banks (continued)
Mercantile Bank Corp.	40	$ 1,339
Merchants Bancorp	162	3,940
Metropolitan Bank Holding Corp.†	30	1,760
Mid Penn Bancorp, Inc.	40	1,199
MVB Financial Corp.	20	440
National Bank Holdings Corp., Class A	145	6,100
Nicolet Bankshares, Inc.†	15	1,197
OFG Bancorp	955	26,320
Old National Bancorp	1,295	23,284
Old Second Bancorp, Inc.	765	12,271
Origin Bancorp, Inc.	45	1,652
Peapack-Gladstone Financial Corp.	230	8,561
Peoples Bancorp, Inc.	65	1,836
Pinnacle Financial Partners, Inc.	170	12,478
Popular, Inc.	450	29,844
Premier Financial Corp.	75	2,023
QCR Holdings, Inc.	220	10,921
Republic Bancorp, Inc., Class A	25	1,023
Sandy Spring Bancorp, Inc.	40	1,409
Simmons First National Corp., Class A	135	2,913
SmartFinancial, Inc.	155	4,263
South Plains Financial, Inc.	25	688
SouthState Corp.	430	32,835
TriCo Bancshares	180	9,178
UMB Financial Corp.	50	4,176
Veritex Holdings, Inc.	980	27,518
Western Alliance Bancorp	220	13,103
Wintrust Financial Corp.	310	26,201
		579,358
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	20	10,247
Primo Water Corp.	1,330	20,669
		30,916
Biotechnology — 6.5%
2seventy bio, Inc.†	939	8,798
ACADIA Pharmaceuticals, Inc.†	320	5,094
Amicus Therapeutics, Inc.†	3,025	36,935
Apellis Pharmaceuticals, Inc.†	260	13,445
Arrowhead Pharmaceuticals, Inc.†	300	12,168
Atara Biotherapeutics, Inc.†	1,735	5,691
Beam Therapeutics, Inc.†	180	7,040
Biohaven, Ltd.†	45	625
Bluebird Bio, Inc.†	87	602
Bridgebio Pharma, Inc.†	170	1,295
CTI BioPharma Corp.†	1,908	11,467
Decibel Therapeutics, Inc.†	11	23
Eiger BioPharmaceuticals, Inc.†	425	502
Emergent BioSolutions, Inc.†	40	472
Esperion Therapeutics, Inc.†	50	312
Fate Therapeutics, Inc.†	910	9,182
Illumina, Inc.†	3,084	623,585
Insmed, Inc.†	80	1,598
Intellia Therapeutics, Inc.†	305	10,641
Intercept Pharmaceuticals, Inc.†	950	11,751
iTeos Therapeutics, Inc.†	1,330	25,975
Kymera Therapeutics, Inc.†	345	8,611
Ligand Pharmaceuticals, Inc.†	130	8,684
NeoGenomics, Inc.†	1,190	10,996
OmniAb, Inc. (Earnout Shares 12.50)†(1)	57	0

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
OmniAb, Inc. (Earnout Shares 15.00)†(1)	57	$ 0
Relay Therapeutics, Inc.†	1,105	16,509
Replimune Group, Inc.†	770	20,944
REVOLUTION Medicines, Inc.†	660	15,721
Royalty Pharma PLC, Class A	28,504	1,126,478
Sana Biotechnology, Inc.†	8	32
Sutro Biopharma, Inc.†	85	687
Syndax Pharmaceuticals, Inc.†	905	23,032
TG Therapeutics, Inc.†	975	11,534
Travere Therapeutics, Inc.†	855	17,981
Twist Bioscience Corp.†	345	8,214
Tyra Biosciences, Inc.†	1,290	9,804
Xencor, Inc.†	920	23,957
		2,090,385
Building Materials — 0.2%
Boise Cascade Co.	150	10,301
Louisiana-Pacific Corp.	105	6,216
Summit Materials, Inc., Class A†	326	9,254
UFP Industries, Inc.	490	38,832
		64,603
Chemicals — 1.4%
AdvanSix, Inc.	220	8,364
Avient Corp.	345	11,647
Cabot Corp.	310	20,721
Ecovyst, Inc.†	200	1,772
H.B. Fuller Co.	230	16,473
Ingevity Corp.†	265	18,667
Livent Corp.†	220	4,371
Minerals Technologies, Inc.	85	5,161
Orion Engineered Carbons SA	1,520	27,071
Sherwin-Williams Co.	1,429	339,145
Tronox Holdings PLC	765	10,488
		463,880
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	45	6,587
Arch Resources, Inc.	120	17,135
CONSOL Energy, Inc.	85	5,525
Peabody Energy Corp.†	245	6,473
		35,720
Commercial Services — 4.9%
2U, Inc.†	795	4,985
ABM Industries, Inc.	590	26,208
Adyen NV*†	510	703,375
Barrett Business Services, Inc.	400	37,312
Block, Inc.†	7,621	478,904
Brink's Co.	230	12,353
Chegg, Inc.†	2,000	50,540
Coursera, Inc.†	90	1,065
Ennis, Inc.	100	2,216
EVERTEC, Inc.	180	5,828
Green Dot Corp., Class A†	130	2,057
Healthcare Services Group, Inc.	165	1,980
HealthEquity, Inc.†	475	29,279
Heidrick & Struggles International, Inc.	45	1,259
Huron Consulting Group, Inc.†	360	26,136
Information Services Group, Inc.	2,675	12,305
Kelly Services, Inc., Class A	1,235	20,871
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Kforce, Inc.	270	$ 14,804
Korn Ferry	90	4,556
LiveRamp Holdings, Inc.†	655	15,353
Marathon Digital Holdings, Inc.†	195	667
Medifast, Inc.	240	27,684
PROG Holdings, Inc.†	545	9,205
Progyny, Inc.†	665	20,715
Rent-A-Center, Inc.	895	20,182
Repay Holdings Corp.†	1,100	8,855
Riot Blockchain, Inc.†	1,270	4,305
TriNet Group, Inc.†	130	8,814
TrueBlue, Inc.†	675	13,216
		1,565,029
Computers — 0.4%
CACI International, Inc., Class A†	93	27,955
KBR, Inc.	640	33,792
Qualys, Inc.†	165	18,518
Rapid7, Inc.†	275	9,345
Varonis Systems, Inc.†	1,325	31,720
		121,330
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	530	29,309
Distribution/Wholesale — 0.4%
G-III Apparel Group, Ltd.†	250	3,428
MRC Global, Inc.†	1,480	17,138
Resideo Technologies, Inc.†	350	5,757
ScanSource, Inc.†	885	25,860
Titan Machinery, Inc.†	250	9,932
Veritiv Corp.	115	13,997
WESCO International, Inc.†	300	37,560
		113,672
Diversified Financial Services — 1.7%
AssetMark Financial Holdings, Inc.†	175	4,025
Blucora, Inc.†	835	21,318
Bread Financial Holdings, Inc.	215	8,097
Cowen, Inc., Class A	75	2,897
Encore Capital Group, Inc.†	285	13,663
Enova International, Inc.†	330	12,662
First Western Financial, Inc.†	20	563
Focus Financial Partners, Inc., Class A†	420	15,653
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	45	1,304
Houlihan Lokey, Inc.	105	9,152
Intercontinental Exchange, Inc.	3,042	312,079
International Money Express, Inc.†	1,882	45,864
LendingClub Corp.†	250	2,200
Mr. Cooper Group, Inc.†	95	3,812
PennyMac Financial Services, Inc.	75	4,249
Piper Sandler Cos.	25	3,255
PJT Partners, Inc., Class A	345	25,423
Radian Group, Inc.	1,060	20,214
Stifel Financial Corp.	102	5,954
StoneX Group, Inc.†	115	10,959
Victory Capital Holdings, Inc. Class A	160	4,293
Virtus Investment Partners, Inc.	15	2,872
		530,508
Electric — 0.3%
ALLETE, Inc.	60	3,871

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Avista Corp.	100	$ 4,434
Clearway Energy, Inc., Class A	185	5,535
Clearway Energy, Inc., Class C	420	13,386
IDACORP, Inc.	145	15,638
Portland General Electric Co.	575	28,175
Unitil Corp.	186	9,553
Via Renewables, Inc.	855	4,369
		84,961
Electrical Components & Equipment — 0.2%
Belden, Inc.	230	16,537
Encore Wire Corp.	205	28,200
Powell Industries, Inc.	335	11,785
		56,522
Electronics — 0.4%
Atkore, Inc.†	555	62,948
Benchmark Electronics, Inc.	353	9,421
OSI Systems, Inc.†	580	46,122
		118,491
Energy-Alternate Sources — 0.1%
Green Plains, Inc.†	470	14,335
REX American Resources Corp.†	150	4,779
SunPower Corp.†	255	4,598
Sunrun, Inc.†	470	11,289
		35,001
Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	500	57,540
MasTec, Inc.†	370	31,572
MYR Group, Inc.†	400	36,828
Primoris Services Corp.	895	19,636
TopBuild Corp.†	155	24,256
		169,832
Entertainment — 0.3%
Lions Gate Entertainment Corp., Class A†	1,540	8,793
Marriott Vacations Worldwide Corp.	180	24,226
Red Rock Resorts, Inc., Class A	985	39,410
SeaWorld Entertainment, Inc.†	395	21,137
		93,566
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	230	7,470
Tetra Tech, Inc.	230	33,394
		40,864
Food — 0.0%
SpartanNash Co.	40	1,210
Sprouts Farmers Market, Inc.†	290	9,387
		10,597
Gas — 0.2%
Chesapeake Utilities Corp.	130	15,364
New Jersey Resources Corp.	705	34,982
Northwest Natural Holding Co.	220	10,470
ONE Gas, Inc.	175	13,251
Southwest Gas Holdings, Inc.	15	928
Spire, Inc.	15	1,033
		76,028
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	170	$ 2,332
Healthcare-Products — 1.6%
Adaptive Biotechnologies Corp.†	115	879
Alphatec Holdings, Inc.†	1,900	23,465
AngioDynamics, Inc.†	1,175	16,180
Axonics, Inc.†	885	55,339
Bioventus, Inc., Class A†	565	1,475
Cardiovascular Systems, Inc.†	1,475	20,090
CareDx, Inc.†	420	4,792
Inari Medical, Inc.†	215	13,665
Inspire Medical Systems, Inc.†	315	79,342
Intuitive Surgical, Inc.†	710	188,398
LivaNova PLC†	475	26,381
Nevro Corp.†	90	3,564
OmniAb, Inc.†	630	2,268
SeaSpine Holdings Corp.†	680	5,678
Shockwave Medical, Inc.†	113	23,234
STAAR Surgical Co.†	240	11,650
Varex Imaging Corp.†	190	3,857
ViewRay, Inc.†	1,775	7,952
Zynex, Inc.†	967	13,451
		501,660
Healthcare-Services — 0.2%
Fulgent Genetics, Inc.†	320	9,530
Joint Corp.†	280	3,914
Medpace Holdings, Inc.†	135	28,675
ModivCare, Inc.†	15	1,346
OPKO Health, Inc.†	2,670	3,338
Tenet Healthcare Corp.†	170	8,294
		55,097
Home Builders — 0.3%
Forestar Group, Inc.†	300	4,623
Landsea Homes Corp.†	1,405	7,320
LGI Homes, Inc.†	55	5,093
Meritage Homes Corp.†	235	21,667
Skyline Champion Corp.†	120	6,181
Taylor Morrison Home Corp.†	1,865	56,603
Tri Pointe Homes, Inc.†	325	6,042
Winnebago Industries, Inc.	15	790
		108,319
Home Furnishings — 0.3%
MillerKnoll, Inc.	1,770	37,188
Sleep Number Corp.†	150	3,897
Sonos, Inc.†	3,660	61,854
Xperi, Inc.†	360	3,099
		106,038
Household Products/Wares — 0.2%
ACCO Brands Corp.	970	5,422
Central Garden & Pet Co., Class A†	860	30,788
Helen of Troy, Ltd.†	190	21,073
		57,283
Insurance — 0.3%
American Equity Investment Life Holding Co.	240	10,949
BRP Group, Inc., Class A†	255	6,411
Employers Holdings, Inc.	220	9,489
Essent Group, Ltd.	625	24,300
Jackson Financial, Inc., Class A	120	4,175

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
James River Group Holdings, Ltd.	105	$ 2,195
Kinsale Capital Group, Inc.	27	7,061
NMI Holdings, Inc., Class A†	515	10,763
RLI Corp.	175	22,972
Stewart Information Services Corp.	315	13,460
		111,775
Internet — 17.7%
Airbnb, Inc., Class A†	1,907	163,048
Amazon.com, Inc.†	9,915	832,860
Chewy, Inc., Class A†	18,862	699,403
DoorDash, Inc., Class A†	15,611	762,129
EverQuote, Inc., Class A†	110	1,621
MercadoLibre, Inc.†	563	476,433
Meta Platforms, Inc., Class A†	2,461	296,157
Okta, Inc.†	1,994	136,250
OptimizeRx Corp.†	380	6,384
Perficient, Inc.†	535	37,359
Pinterest, Inc., Class A†	8,343	202,568
Q2 Holdings, Inc.†	240	6,449
QuinStreet, Inc.†	585	8,395
Shopify, Inc., Class A†	24,962	866,431
Uber Technologies, Inc.†	47,023	1,162,879
Upwork, Inc.†	340	3,550
Yelp, Inc.†	510	13,943
		5,675,859
Iron/Steel — 0.1%
ATI, Inc.†	165	4,927
Commercial Metals Co.	690	33,327
Schnitzer Steel Industries, Inc., Class A	145	4,444
		42,698
Leisure Time — 0.2%
Acushnet Holdings Corp.	500	21,230
Camping World Holdings, Inc., Class A	1,210	27,007
		48,237
Lodging — 0.1%
Boyd Gaming Corp.	385	20,994
Full House Resorts, Inc.†	575	4,324
		25,318
Machinery-Construction & Mining — 0.1%
Argan, Inc.	615	22,681
Bloom Energy Corp., Class A†	320	6,119
Terex Corp.	85	3,631
		32,431
Machinery-Diversified — 0.1%
Albany International Corp., Class A	35	3,451
Kadant, Inc.	70	12,434
		15,885
Media — 0.1%
AMC Networks, Inc., Class A†	445	6,973
Gray Television, Inc.	350	3,917
Liberty Latin America, Ltd., Class C†	2,655	20,178
Thryv Holdings, Inc.†	240	4,560
		35,628
Metal Fabricate/Hardware — 0.1%
AZZ, Inc.	90	3,618
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
Mueller Industries, Inc.	235	$ 13,865
Olympic Steel, Inc.	40	1,343
		18,826
Mining — 0.1%
Arconic Corp.†	480	10,157
Constellium SE†	775	9,168
		19,325
Miscellaneous Manufacturing — 1.4%
Axon Enterprise, Inc.†	2,500	414,825
EnPro Industries, Inc.	45	4,891
Fabrinet†	190	24,362
Materion Corp.	50	4,375
		448,453
Office Furnishings — 0.0%
Steelcase, Inc., Class A	1,210	8,555
Oil & Gas — 0.8%
Chord Energy Corp.	109	14,912
CNX Resources Corp.†	325	5,473
Delek US Holdings, Inc.	755	20,385
Magnolia Oil & Gas Corp., Class A	1,105	25,912
Matador Resources Co.	315	18,030
Murphy Oil Corp.	795	34,193
Ovintiv, Inc.	801	40,619
Patterson-UTI Energy, Inc.	945	15,914
PBF Energy, Inc., Class A	165	6,729
PDC Energy, Inc.	435	27,614
SM Energy Co.	635	22,117
Weatherford International PLC†	255	12,985
		244,883
Oil & Gas Services — 0.3%
ChampionX Corp.	865	25,076
Liberty Energy, Inc.	1,180	18,892
NexTier Oilfield Solutions, Inc.†	1,290	11,920
NOW, Inc.†	2,885	36,639
Oceaneering International, Inc.†	590	10,319
ProPetro Holding Corp.†	405	4,200
Select Energy Services, Inc., Class A	265	2,449
		109,495
Packaging & Containers — 0.0%
Greif, Inc., Class A	90	6,035
O-I Glass, Inc.†	440	7,291
		13,326
Pharmaceuticals — 1.0%
Aclaris Therapeutics, Inc.†	1,020	16,065
AdaptHealth Corp.†	1,055	20,277
Alkermes PLC†	385	10,060
Amneal Pharmaceuticals, Inc.†	1,665	3,313
Amphastar Pharmaceuticals, Inc.†	325	9,107
Arvinas, Inc.†	405	13,855
Catalyst Pharmaceuticals, Inc.†	4,000	74,400
Coherus Biosciences, Inc.†	2,520	19,958
Corcept Therapeutics, Inc.†	450	9,140
Enanta Pharmaceuticals, Inc.†	335	15,584
Fulcrum Therapeutics, Inc.†	1,053	7,666
Herbalife Nutrition, Ltd.†	1,985	29,537
Heron Therapeutics, Inc.†	1,015	2,538
Kura Oncology, Inc.†	1,250	15,512

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Option Care Health, Inc.†	985	$ 29,639
Protagonist Therapeutics, Inc.†	495	5,400
Reata Pharmaceuticals, Inc., Class A†	650	24,693
USANA Health Sciences, Inc.†	285	15,162
Y-mAbs Therapeutics, Inc.†	25	122
		322,028
Real Estate — 0.0%
Anywhere Real Estate, Inc.†	815	5,208
Cushman & Wakefield PLC†	445	5,545
Kennedy-Wilson Holdings, Inc.	295	4,640
		15,393
REITS — 1.2%
Acadia Realty Trust	255	3,659
Agree Realty Corp.	625	44,331
Apple Hospitality REIT, Inc.	925	14,597
Arbor Realty Trust, Inc.	365	4,814
Ares Commercial Real Estate Corp.	1,180	12,142
Armada Hoffler Properties, Inc.	160	1,840
Blackstone Mtg. Trust, Inc., Class A	1,020	21,593
City Office REIT, Inc.	120	1,006
Community Healthcare Trust, Inc.	55	1,969
Corporate Office Properties Trust	305	7,912
CTO Realty Growth, Inc.	75	1,371
DiamondRock Hospitality Co.	585	4,791
Dynex Capital, Inc.	1,315	16,727
Ellington Financial, Inc.	155	1,917
Equity Commonwealth	515	12,860
Essential Properties Realty Trust, Inc.	260	6,102
First Industrial Realty Trust, Inc.	125	6,033
Getty Realty Corp.	210	7,109
Gladstone Commercial Corp.	105	1,943
Global Medical REIT, Inc.	155	1,469
Healthcare Realty Trust, Inc.	610	11,755
Independence Realty Trust, Inc.	770	12,982
Innovative Industrial Properties, Inc.	185	18,750
Kite Realty Group Trust	659	13,872
KKR Real Estate Finance Trust, Inc.	825	11,517
Ladder Capital Corp.	1,220	12,249
Macerich Co.	250	2,815
National Storage Affiliates Trust	205	7,405
NETSTREIT Corp.	335	6,141
Phillips Edison & Co., Inc.	230	7,323
Physicians Realty Trust	620	8,971
Piedmont Office Realty Trust, Inc., Class A	420	3,851
Plymouth Industrial REIT, Inc.	100	1,918
PotlatchDeltic Corp.	400	17,596
Redwood Trust, Inc.	275	1,859
Retail Opportunity Investments Corp.	100	1,503
RLJ Lodging Trust	1,010	10,696
Ryman Hospitality Properties, Inc.	180	14,720
Sabra Health Care REIT, Inc.	615	7,644
SITE Centers Corp.	980	13,387
STAG Industrial, Inc.	485	15,670
Terreno Realty Corp.	25	1,422
TPG RE Finance Trust, Inc.	190	1,290
UMH Properties, Inc.	685	11,029
Security Description	Shares or Principal Amount	Value

REITS (continued)
Uniti Group, Inc.	665	$ 3,677
Xenia Hotels & Resorts, Inc.	85	1,120
		395,347
Retail — 1.6%
Abercrombie & Fitch Co., Class A†	745	17,068
Academy Sports & Outdoors, Inc.	390	20,491
Asbury Automotive Group, Inc.†	20	3,585
BJ's Wholesale Club Holdings, Inc.†	165	10,916
Bloomin' Brands, Inc.	1,025	20,623
BlueLinx Holdings, Inc.†	190	13,511
Dillard's, Inc., Class A	40	12,928
Dine Brands Global, Inc.	410	26,486
Floor & Decor Holdings, Inc., Class A†	4,180	291,053
Group 1 Automotive, Inc.	115	20,743
Guess?, Inc.	405	8,379
Hibbett, Inc.	130	8,869
Lithia Motors, Inc.	15	3,071
Nu Skin Enterprises, Inc., Class A	285	12,016
ODP Corp.†	450	20,493
Rush Enterprises, Inc., Class A	100	5,228
Signet Jewelers, Ltd.	125	8,500
Sonic Automotive, Inc., Class A	250	12,317
Zumiez, Inc.†	355	7,718
		523,995
Savings & Loans — 0.3%
Axos Financial, Inc.†	215	8,217
Banc of California, Inc.	150	2,390
Brookline Bancorp, Inc.	1,345	19,032
HomeTrust Bancshares, Inc.	135	3,263
Northfield Bancorp, Inc.	720	11,326
OceanFirst Financial Corp.	2,330	49,512
Washington Federal, Inc.	400	13,420
WaterStone Financial, Inc.	35	603
		107,763
Semiconductors — 4.2%
Amkor Technology, Inc.	435	10,431
ASML Holding NV	1,974	1,078,594
Axcelis Technologies, Inc.†	270	21,427
Cirrus Logic, Inc.†	90	6,703
Cohu, Inc.†	545	17,467
MACOM Technology Solutions Holdings, Inc.†	85	5,353
MaxLinear, Inc.†	200	6,790
NVIDIA Corp.	580	84,761
Rambus, Inc.†	390	13,970
Semtech Corp.†	85	2,439
Silicon Laboratories, Inc.†	480	65,122
SiTime Corp.†	75	7,621
Veeco Instruments, Inc.†	515	9,569
		1,330,247
Software — 15.8%
Adeia, Inc.	895	8,485
Alkami Technology, Inc.†	71	1,036
Allscripts Healthcare Solutions, Inc.†	620	10,937
Asana, Inc., Class A†	1,120	15,422
Bandwidth, Inc., Class A†	405	9,295
Blackline, Inc.†	320	21,526
Box, Inc., Class A†	1,385	43,115
Cardlytics, Inc.†	300	1,734

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cloudflare, Inc., Class A†	19,370	$ 875,718
CommVault Systems, Inc.†	320	20,109
Datadog, Inc., Class A†	11,096	815,556
DigitalOcean Holdings, Inc.†	336	8,558
Donnelley Financial Solutions, Inc.†	225	8,696
eGain Corp.†	3,161	28,544
Envestnet, Inc.†	205	12,648
Evolent Health, Inc., Class A†	215	6,037
Health Catalyst, Inc.†	1,930	20,516
Momentive Global, Inc.†	1,335	9,345
PagerDuty, Inc.†	600	15,936
Paycor HCM, Inc.†	325	7,953
ROBLOX Corp., Class A†	26,122	743,432
Snowflake, Inc., Class A†	8,317	1,193,822
Sprout Social, Inc., Class A†	200	11,292
SPS Commerce, Inc.†	15	1,926
Upland Software, Inc.†	620	4,421
Veeva Systems, Inc., Class A†	1,787	288,386
Workiva, Inc.†	350	29,389
Zoom Video Communications, Inc., Class A†	1,166	78,985
ZoomInfo Technologies, Inc.†	25,199	758,742
Zuora, Inc., Class A†	1,830	11,639
		5,063,200
Telecommunications — 0.4%
Aviat Networks, Inc.†	297	9,263
Calix, Inc.†	800	54,744
CommScope Holding Co., Inc.†	5,880	43,218
EchoStar Corp., Class A†	960	16,013
Gogo, Inc.†	360	5,314
Ooma, Inc.†	660	8,989
		137,541
Textiles — 0.1%
UniFirst Corp.	110	21,229
Transportation — 0.4%
ArcBest Corp.	550	38,522
Atlas Air Worldwide Holdings, Inc.†	175	17,640
Dorian LPG, Ltd.	284	5,382
Eagle Bulk Shipping, Inc.	75	3,746
Hub Group, Inc., Class A†	430	34,181
Matson, Inc.	210	13,127
Radiant Logistics, Inc.†	425	2,163
Safe Bulkers, Inc.	875	2,546
Schneider National, Inc., Class B	350	8,190
Werner Enterprises, Inc.	70	2,818
		128,315
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	470	15,759
Water — 0.1%
American States Water Co.	235	21,749
Total Common Stocks (cost $28,783,717)		23,148,729
CORPORATE BONDS & NOTES — 8.9%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	13,773
Security Description	Shares or Principal Amount	Value

Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	$ 5,000	$ 4,945
5.15%, 05/01/2030	6,000	5,854
L3Harris Technologies, Inc.
3.85%, 06/15/2023	13,000	12,923
Lockheed Martin Corp.
5.10%, 11/15/2027	20,000	20,441
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	3,888
		48,051
Agriculture — 0.2%
BAT Capital Corp.
4.74%, 03/16/2032	20,000	17,747
BAT International Finance PLC
4.45%, 03/16/2028	2,000	1,852
Cargill, Inc.
4.00%, 06/22/2032*	7,000	6,447
Philip Morris International, Inc.
5.13%, 11/17/2027	10,000	10,073
5.63%, 11/17/2029	5,000	5,072
Reynolds American, Inc.
5.70%, 08/15/2035	10,000	9,027
		50,218
Apparel — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	13,403
William Carter Co.
5.63%, 03/15/2027*	30,000	28,777
		42,180
Auto Manufacturers — 0.0%
Ford Motor Co.
3.25%, 02/12/2032	10,000	7,500
General Motors Financial Co., Inc.
3.60%, 06/21/2030	6,000	5,049
		12,549
Banks — 1.6%
Bank of America Corp.
2.50%, 02/13/2031	10,000	8,128
2.57%, 10/20/2032	5,000	3,916
2.69%, 04/22/2032	35,000	28,013
3.19%, 07/23/2030	18,000	15,481
4.95%, 07/22/2028	10,000	9,767
5.02%, 07/22/2033	20,000	18,988
Citigroup, Inc.
1.28%, 11/03/2025	10,000	9,214
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	20,000	15,518
2.62%, 04/22/2032	25,000	19,937
3.81%, 04/23/2029	30,000	27,403
Huntington Bancshares, Inc.
4.44%, 08/04/2028	20,000	19,050
JPMorgan Chase & Co.
2.55%, 11/08/2032	15,000	11,856
3.51%, 01/23/2029	24,000	21,781
3.70%, 05/06/2030	25,000	22,422
4.01%, 04/23/2029	16,000	14,802
4.59%, 04/26/2033	10,000	9,258
4.85%, 07/25/2028	10,000	9,748

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Macquarie Group, Ltd.
5.11%, 08/09/2026*	$ 20,000	$ 19,916
Morgan Stanley
1.59%, 05/04/2027	10,000	8,772
1.79%, 02/13/2032	30,000	22,547
1.93%, 04/28/2032	15,000	11,318
2.24%, 07/21/2032	15,000	11,508
2.48%, 01/21/2028	15,000	13,328
2.51%, 10/20/2032	5,000	3,913
4.21%, 04/20/2028	15,000	14,266
4.43%, 01/23/2030	5,000	4,653
4.68%, 07/17/2026	10,000	9,829
4.89%, 07/20/2033	5,000	4,698
Wells Fargo & Co.
3.00%, 10/23/2026	49,000	45,287
3.35%, 03/02/2033	15,000	12,636
4.81%, 07/25/2028	20,000	19,534
4.90%, 07/25/2033	35,000	33,234
		500,721
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/2039	3,000	2,993
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	10,000	9,302
		12,295
Biotechnology — 0.1%
CSL Finance PLC
4.05%, 04/27/2029*	6,000	5,655
4.25%, 04/27/2032*	5,000	4,708
Royalty Pharma PLC
2.15%, 09/02/2031	20,000	15,125
3.30%, 09/02/2040	5,000	3,470
		28,958
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	17,722
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	16,298
4.75%, 01/15/2028*	10,000	8,999
		43,019
Chemicals — 0.1%
Celanese US Holdings LLC
6.05%, 03/15/2025	15,000	14,942
6.17%, 07/15/2027	10,000	9,863
		24,805
Commercial Services — 0.3%
Gartner, Inc.
4.50%, 07/01/2028*	10,000	9,323
Global Payments, Inc.
4.95%, 08/15/2027	10,000	9,700
Howard University
2.80%, 10/01/2030	10,000	8,340
2.90%, 10/01/2031	5,000	4,095
Service Corp. International
3.38%, 08/15/2030	25,000	20,323
5.13%, 06/01/2029	15,000	14,063
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals North America, Inc.
4.00%, 07/15/2030	$ 15,000	$ 12,822
5.50%, 05/15/2027	5,000	4,936
		83,602
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	30,000	26,579
Diversified Financial Services — 0.4%
Capital One Financial Corp.
1.88%, 11/02/2027	20,000	17,418
5.25%, 07/26/2030	20,000	19,047
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	41,919
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	25,000	24,153
4.35%, 06/15/2029	5,000	4,834
4.60%, 03/15/2033	2,000	1,912
Navient Corp.
7.25%, 09/25/2023	11,000	10,991
OneMain Finance Corp.
6.13%, 03/15/2024	5,000	4,836
Synchrony Financial
4.88%, 06/13/2025	15,000	14,616
		139,726
Electric — 0.9%
AES Corp.
3.30%, 07/15/2025*	10,000	9,429
Alabama Power Co.
3.45%, 10/01/2049	10,000	7,204
4.15%, 08/15/2044	5,000	4,138
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	4,000	3,096
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,253
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,459
Dominion Energy, Inc.
5.38%, 11/15/2032	8,000	7,929
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,174
Duke Energy Corp.
2.55%, 06/15/2031	20,000	16,296
4.30%, 03/15/2028	5,000	4,811
4.50%, 08/15/2032	10,000	9,367
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	6,278
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	3,785
4.00%, 04/01/2052	5,000	4,000
Edison International
6.95%, 11/15/2029	5,000	5,221
Emera, Inc.
6.75%, 06/15/2076	8,000	7,682
Evergy, Inc.
2.45%, 09/15/2024	5,000	4,747
2.90%, 09/15/2029	6,000	5,181
Eversource Energy
3.38%, 03/01/2032	3,000	2,612
4.60%, 07/01/2027	10,000	9,861

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Georgia Power Co.
4.70%, 05/15/2032	$ 5,000	$ 4,820
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	4,000	3,876
ITC Holdings Corp.
2.95%, 05/14/2030*	6,000	5,061
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	3,000	2,423
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	7,000	6,940
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	13,000	12,782
NRG Energy, Inc.
2.45%, 12/02/2027*	5,000	4,143
Oglethorpe Power Corp.
4.50%, 04/01/2047*	5,000	3,970
Pacific Gas & Electric Co.
2.50%, 02/01/2031	13,000	10,086
4.95%, 07/01/2050	19,000	14,722
5.25%, 03/01/2052	5,000	4,082
5.90%, 06/15/2032	15,000	14,637
Puget Energy, Inc.
3.65%, 05/15/2025	2,000	1,902
4.10%, 06/15/2030	7,000	6,251
Sempra Energy
3.40%, 02/01/2028	12,000	11,137
3.70%, 04/01/2029	4,000	3,646
3.80%, 02/01/2038	2,000	1,640
Southern California Edison Co.
2.75%, 02/01/2032	8,000	6,698
2.85%, 08/01/2029	4,000	3,476
4.00%, 04/01/2047	3,000	2,344
4.70%, 06/01/2027	10,000	9,792
Southern Co.
2.95%, 07/01/2023	5,000	4,952
3.25%, 07/01/2026	10,000	9,403
3.70%, 04/30/2030	2,000	1,805
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	17,519
4.60%, 06/01/2032	3,000	2,865
		294,495
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	10,000	9,766
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032*	5,000	4,119
5.14%, 03/15/2052*	22,000	15,993
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	21,534
		41,646
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	28,425
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	10,000	9,751
Security Description	Shares or Principal Amount	Value

Food (continued)
Kellogg Co.
3.40%, 11/15/2027	$ 7,000	$ 6,510
Mondelez International, Inc.
3.00%, 03/17/2032	7,000	5,988
		22,249
Gas — 0.1%
Brooklyn Union Gas Co.
4.63%, 08/05/2027*	20,000	19,076
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,419
3.60%, 05/01/2030	7,000	6,233
		34,728
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	18,173
Baxter International, Inc.
2.54%, 02/01/2032	18,000	14,299
Hologic, Inc.
4.63%, 02/01/2028*	15,000	14,134
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,531
		56,137
Healthcare-Services — 0.3%
Centene Corp.
2.45%, 07/15/2028	5,000	4,220
3.38%, 02/15/2030	10,000	8,454
4.63%, 12/15/2029	30,000	27,415
Humana, Inc.
3.70%, 03/23/2029	11,000	10,071
Kaiser Foundation Hospitals
3.00%, 06/01/2051	10,000	6,810
Sutter Health
3.36%, 08/15/2050	5,000	3,389
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,255
3.50%, 08/15/2039	2,000	1,635
4.00%, 05/15/2029	5,000	4,775
4.20%, 05/15/2032	5,000	4,746
5.25%, 02/15/2028	8,000	8,178
5.35%, 02/15/2033	10,000	10,317
		97,265
Home Builders — 0.1%
PulteGroup, Inc.
5.50%, 03/01/2026	14,000	14,050
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	15,000	14,045
		28,095
Insurance — 0.2%
Athene Global Funding
2.65%, 10/04/2031*	15,000	11,459
2.72%, 01/07/2029*	13,000	10,735
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	21,000	17,468
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	4,000	3,676
Unum Group
4.13%, 06/15/2051	5,000	3,407

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Willis North America, Inc.
3.60%, 05/15/2024	$ 5,000	$ 4,864
4.65%, 06/15/2027	20,000	19,318
		70,927
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	20,000	19,453
6.75%, 09/30/2027*	5,000	4,900
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	24,608
		48,961
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	30,000	24,716
Iron/Steel — 0.0%
ArcelorMittal SA
6.55%, 11/29/2027	5,000	5,023
6.80%, 11/29/2032	5,000	4,972
		9,995
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	8,154
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.57%, 02/15/2030	10,000	8,402
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	20,654
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 04/01/2033	10,000	8,557
4.80%, 03/01/2050	5,000	3,630
5.13%, 07/01/2049	13,000	9,830
6.48%, 10/23/2045	7,000	6,313
Comcast Corp.
2.99%, 11/01/2063	3,000	1,814
3.25%, 11/01/2039	8,000	6,232
Cox Communications, Inc.
2.60%, 06/15/2031*	8,000	6,371
Discovery Communications LLC
4.00%, 09/15/2055	16,000	9,614
5.20%, 09/20/2047	5,000	3,714
5.30%, 05/15/2049	10,000	7,561
Paramount Global
4.20%, 05/19/2032	5,000	4,092
4.38%, 03/15/2043	10,000	6,886
4.95%, 01/15/2031	13,000	11,553
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	30,000	26,638
Time Warner Cable LLC
4.50%, 09/15/2042	5,000	3,661
5.88%, 11/15/2040	10,000	8,712
		145,832
Security Description	Shares or Principal Amount	Value

Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	$ 5,000	$ 4,159
5.88%, 04/15/2030*	10,000	9,315
6.13%, 04/15/2032*	5,000	4,663
		18,137
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	20,000	17,034
3.28%, 12/01/2028	5,000	4,281
3.57%, 12/01/2031	5,000	4,120
4.13%, 05/01/2025	5,000	4,855
Xerox Holdings Corp.
5.50%, 08/15/2028*	20,000	16,005
		46,295
Oil & Gas — 0.4%
Apache Corp.
4.88%, 11/15/2027	10,000	9,084
BP Capital Markets America, Inc.
2.94%, 06/04/2051	8,000	5,267
ConocoPhillips Co.
4.03%, 03/15/2062	2,000	1,574
Continental Resources, Inc.
5.75%, 01/15/2031*	3,000	2,793
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	7,000	7,008
Ecopetrol SA
4.63%, 11/02/2031	10,000	7,638
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	5,000	4,825
4.88%, 03/30/2026*	5,000	4,615
5.88%, 03/30/2031*	10,000	8,713
Equinor ASA
3.63%, 04/06/2040	5,000	4,109
Exxon Mobil Corp.
4.33%, 03/19/2050	3,000	2,627
Hess Corp.
7.13%, 03/15/2033	3,000	3,231
7.30%, 08/15/2031	3,000	3,257
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	19,352
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,031
7.38%, 11/01/2031	10,000	10,644
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,627
3.25%, 04/06/2050	5,000	3,586
Viper Energy Partners LP
5.38%, 11/01/2027*	15,000	14,243
		121,224
Packaging & Containers — 0.1%
Ball Corp.
4.00%, 11/15/2023	35,000	34,304
Pharmaceuticals — 0.0%
CVS Health Corp.
4.13%, 04/01/2040	8,000	6,656
Pipelines — 0.4%
Energy Transfer LP
5.55%, 02/15/2028	10,000	9,919
5.75%, 02/15/2033	5,000	4,892

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
6.13%, 12/15/2045	$ 6,000	$ 5,552
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,000	802
4.95%, 10/15/2054	5,000	4,161
EQM Midstream Partners LP
4.13%, 12/01/2026	10,000	8,894
MPLX LP
1.75%, 03/01/2026	5,000	4,457
4.95%, 09/01/2032	8,000	7,502
5.20%, 03/01/2047	3,000	2,546
NGPL PipeCo LLC
3.25%, 07/15/2031*	5,000	4,067
ONEOK, Inc.
3.10%, 03/15/2030	9,000	7,542
3.40%, 09/01/2029	7,000	6,050
6.10%, 11/15/2032	5,000	5,000
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	10,000	8,691
Targa Resources Corp.
4.20%, 02/01/2033	5,000	4,302
5.20%, 07/01/2027	10,000	9,801
6.25%, 07/01/2052	5,000	4,719
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	5,000	4,339
Western Midstream Operating LP
4.75%, 08/15/2028	5,000	4,566
Williams Cos., Inc.
4.65%, 08/15/2032	5,000	4,655
		112,457
REITS — 0.3%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,363
3.65%, 03/15/2027	5,000	4,670
Crown Castle, Inc.
2.90%, 03/15/2027	5,000	4,548
EPR Properties
4.95%, 04/15/2028	15,000	12,798
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031	8,000	6,862
5.30%, 01/15/2029	10,000	9,463
SBA Tower Trust
2.84%, 01/15/2050*	25,000	23,563
VICI Properties LP
4.95%, 02/15/2030	2,000	1,904
5.13%, 05/15/2032	12,000	11,111
		79,282
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	22,364
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	6,163
AutoZone, Inc.
4.75%, 08/01/2032	5,000	4,846
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	17,559
5.63%, 01/01/2030*	15,000	13,351
Security Description	Shares or Principal Amount	Value

Retail (continued)
Gap, Inc.
3.63%, 10/01/2029*	$ 27,000	$ 19,046
3.88%, 10/01/2031*	23,000	16,045
Home Depot, Inc.
3.30%, 04/15/2040	2,000	1,592
4.50%, 09/15/2032	5,000	4,882
Lowe's Cos., Inc.
5.00%, 04/15/2033	5,000	4,881
McDonald's Corp.
3.35%, 04/01/2023	5,000	4,981
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	8,000	7,733
		123,443
Semiconductors — 0.3%
Broadcom, Inc.
3.42%, 04/15/2033*	14,000	11,224
4.00%, 04/15/2029*	6,000	5,451
4.30%, 11/15/2032	5,000	4,407
Intel Corp.
3.05%, 08/12/2051	5,000	3,237
4.00%, 08/05/2029	13,000	12,366
4.90%, 08/05/2052	10,000	8,847
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	8,464
2.95%, 04/15/2031	5,000	4,022
Micron Technology, Inc.
6.75%, 11/01/2029	5,000	5,079
NVIDIA Corp.
3.50%, 04/01/2040	7,000	5,669
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	10,000	9,923
5.35%, 03/01/2026	6,000	5,965
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/2029	4,000	3,729
4.40%, 06/01/2027	15,000	14,376
Qorvo, Inc.
3.38%, 04/01/2031*	5,000	4,017
4.38%, 10/15/2029	5,000	4,421
		111,197
Software — 0.4%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	30,000	26,025
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	18,150
MSCI, Inc.
4.00%, 11/15/2029*	5,000	4,355
Open Text Corp.
3.88%, 12/01/2029*	20,000	16,084
6.90%, 12/01/2027*	10,000	10,000
Oracle Corp.
2.30%, 03/25/2028	15,000	12,992
3.85%, 04/01/2060	18,000	11,960
4.10%, 03/25/2061	5,000	3,471
6.15%, 11/09/2029	10,000	10,380
SS&C Technologies, Inc.
5.50%, 09/30/2027*	20,000	18,728
		132,145

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 0.2%
AT&T, Inc.
3.55%, 09/15/2055	$ 14,000	$ 9,341
3.65%, 06/01/2051	7,000	4,930
3.80%, 12/01/2057	7,000	4,830
Nokia Oyj
4.38%, 06/12/2027	15,000	14,161
6.63%, 05/15/2039	5,000	4,746
Rogers Communications, Inc.
4.55%, 03/15/2052*	6,000	4,652
T-Mobile USA, Inc.
2.05%, 02/15/2028	16,000	13,741
Verizon Communications, Inc.
2.36%, 03/15/2032	5,000	3,964
2.85%, 09/03/2041	5,000	3,441
4.27%, 01/15/2036	7,000	6,231
		70,037
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	15,000	14,139
4.00%, 07/15/2025*	5,000	4,784
4.40%, 07/01/2027*	20,000	18,979
		37,902
Total Corporate Bonds & Notes (cost $3,224,090)		2,849,348
ASSET BACKED SECURITIES — 1.9%
Auto Loan Receivables — 0.6%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	15,000	14,422
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	20,000	19,475
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	8,681	8,549
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	20,209	19,870
Series 2020-1A, Class D 2.73%, 12/15/2025*	9,919	9,724
Series 2022-4A, Class B 4.57%, 01/15/2027	10,000	9,812
Series 2022-6A, Class B 6.03%, 08/16/2027	6,000	6,007
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	10,000	9,761
Ford Credit Auto Owner Trust
Series 2022-D, Class B 5.98%, 06/15/2028	20,000	20,131
Santander Drive Auto Receivables Trust
Series 2022-4, Class B 4.42%, 11/15/2027	15,000	14,513
Series 2022-7, Class B 5.95%, 01/17/2028	15,000	15,144
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	$ 10,000	$ 9,476
Series 2019-3A, Class D 2.72%, 11/15/2024*	13,236	13,150
Series 2022-2A, Class B 4.31%, 09/15/2027*	10,000	9,736
		179,770
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 5.44%, (1 ML+1.58%), 10/25/2034	1,010	964
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.49%, (1 ML+0.10%), 02/25/2037	6,761	3,442
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	60,263	18,716
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 4.89%, (1 ML+0.50%), 11/25/2036	41,152	38,055
		61,177
Other Asset Backed Securities — 1.1%
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	48,000	45,436
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 4.52%, (1 ML+0.13%), 05/25/2037	15,256	11,441
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	37,620	30,222
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 5.41%, (3 ML+1.17%), 07/20/2032*	250,000	243,539
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	49,250	39,761
		370,399
Total Asset Backed Securities (cost $637,849)		611,346
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Commercial and Residential — 4.5%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*(2)	43,637	38,119
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(3)	30,824	25,142
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	13,096	12,182
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	22,006	18,063
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	27,384	22,489
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	11,863	10,465

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	$ 35,000	$ 32,196
BANK VRS
Series 2018-BN14, Class XA 0.49%, 09/15/2060(3)(4)	879,223	17,952
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(3)	10,000	9,621
Series 2022-C18, Class A4 5.44%, 12/15/2055(3)	10,000	10,259
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.22%, 02/25/2036(3)	8,868	7,661
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.51%, 07/15/2051(3)(4)	118,870	2,013
Series 2018-B1, Class XA 0.53%, 01/15/2051(3)(4)	73,126	1,449
Series 2019-B10, Class XA 1.22%, 03/15/2062(3)(4)	110,583	5,724
Series 2020-B22, Class XA 1.52%, 01/15/2054(3)(4)	99,586	8,620
BPR Trust FRS
Series 2022-STAR, Class A 7.57%, (TSFR1M+3.23%), 08/15/2024*	10,000	9,841
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	11,225	10,320
BX Trust FRS
Series 2022-PSB, Class A 6.79%, (TSFR1M+2.45%), 08/15/2039*	9,886	9,866
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	50,000	47,250
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	47,581
Series 2014-GC21, Class A5 3.86%, 05/10/2047	20,000	19,470
Citigroup Mtg. Loan Trust, Inc.
Series 2019-E, Class A1 6.23%, 11/25/2070*(2)	69,415	68,312
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.74%, (1 Yr USTYCR+2.40%), 03/25/2036	4,264	3,927
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	11,737	9,065
COMM Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	35,000	33,342
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	39,743	38,249
Series 2014-UBS5, Class A4 3.84%, 09/10/2047	43,000	41,516
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2013-300P, Class A1 4.35%, 08/10/2030*	$ 100,000	$ 96,689
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	3,806	2,017
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	19,079	18,321
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.72%, 06/15/2057(3)(4)	272,751	3,429
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	36,596
Series 2016-C1, Class ASB 3.04%, 05/10/2049	16,503	15,801
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 4.20%, 05/25/2035(3)	7,483	6,720
GS Mtg. Securities Corp. Trust
Series 2014-GC26, Class AAB 3.37%, 11/10/2047	16,998	16,613
Series 2014-GC20, Class A5 4.00%, 04/10/2047	40,000	39,087
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.32%, 07/10/2051(3)(4)	982,540	14,980
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	31,000	28,762
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.47%, 03/25/2047(3)	2,325	1,513
Series 2006-AR1, Class 2A1 3.80%, 01/25/2036(3)	3,513	3,365
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 4.93%, (1 ML+0.27%), 05/25/2035	4,306	3,950
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	39,000	37,118
Series 2014-C19, Class A4 4.00%, 04/15/2047	60,000	58,602
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	27,592
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	10,000	9,032
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 4.18%, 12/25/2034(3)	1,401	1,353
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	13,532	13,081

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(3)(4)	$ 58,589	$ 780
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	5,334	2,306
MortgageIT Trust FRS
Series 2005-4, Class A1 4.95%, (1 ML+0.56%), 10/25/2035	6,290	5,826
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.14%, (1 ML+0.75%), 01/25/2048*	23,913	22,926
Series 2017-5A, Class A1 5.89%, (1 ML+1.50%), 06/25/2057*	16,621	16,253
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	37,450	32,374
Series 2017-1A, Class A1 4.00%, 02/25/2057*(3)	23,007	21,623
Series 2017-3A, Class A1 4.00%, 04/25/2057*(3)	25,139	23,724
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	20,505	19,056
Series 2017-6A, Class A1 4.00%, 08/27/2057*(3)	30,079	28,104
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.04%, 06/25/2036(3)	12,097	9,001
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	2,250	1,963
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 3.23%, 02/20/2047(3)	9,267	7,658
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	27,615
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	33,555	26,984
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(3)	21,645	20,529
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	23,080	22,010
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS1, Class ASB 2.93%, 05/15/2048	14,067	13,806
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	33,280
Series 2014-LC16, Class A5 3.82%, 08/15/2050	30,000	29,127
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(3)	2,554	2,196
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	$ 35,000	$ 34,092
Series 2014-C19, Class A5 4.10%, 03/15/2047	36,000	35,197
		1,431,745
U.S. Government Agency — 0.8%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	37,980
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(3)(4)	99,655	3,708
Series K064, Class X1 0.60%, 03/25/2027(3)(4)	115,319	2,449
Series K104, Class X1 1.12%, 01/25/2030(3)(4)	98,496	5,965
Series K114, Class X1 1.12%, 06/25/2030(3)(4)	99,581	6,415
Federal Home Loan Mtg. Corp. REMIC
Series 4122, Class AB 1.50%, 10/15/2042	5,109	4,473
Series 4216, Class KQ 1.70%, 10/15/2039	3,388	3,256
Series 3964, Class MD 2.00%, 01/15/2041	90	85
Series 5170, Class DP 2.00%, 07/25/2050	21,697	18,330
Series 4961, Class JB 2.50%, 12/15/2042	9,534	8,550
Series 3883, Class PB 3.00%, 05/15/2041	3,067	2,843
Series 1577, Class PK 6.50%, 09/15/2023	38	38
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	4,366	3,990
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 6.04%, (1 ML+1.65%), 04/25/2043*	472	472
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 6.54%, (1 ML+2.15%), 09/25/2031*	410	409
Series 2019-HRP1, Class M2 6.54%, (1 ML+2.15%), 11/25/2039*	3,977	3,887
Series 2017-C01, Class 1M2 7.94%, (1 ML+3.55%), 07/25/2029	4,516	4,607
Series 2016-C07, Class 2M2 8.74%, (1 ML+4.35%), 05/25/2029	7,767	8,001
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	3,509	3,332
Series 2013-16, Class A 1.75%, 01/25/2040	3,262	3,121
Series 2011-117, Class MA 2.00%, 08/25/2040	713	686

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2012-21, Class PQ 2.00%, 09/25/2041	$ 1,895	$ 1,709
Series 2012-18, Class GA 2.00%, 12/25/2041	3,427	3,056
Series 2015-5, Class EP 2.00%, 06/25/2043	6,776	6,186
Series 2016-11, Class GA 2.50%, 03/25/2046	4,482	4,097
Series 2019-54, Class KC 2.50%, 09/25/2049	16,389	14,901
Series 2015-48, Class QB 3.00%, 02/25/2043	4,380	4,154
Series 2016-38, Class NA 3.00%, 01/25/2046	1,813	1,645
Series 2017-34, Class JK 3.00%, 05/25/2047	1,982	1,876
Series 2019-45, Class PT 3.00%, 08/25/2049	6,474	5,850
Series 2012-52, Class PA 3.50%, 05/25/2042	3,155	2,974
Series 2012-120, Class ZB 3.50%, 11/25/2042	21,399	19,680
Series 2017-26, Class CG 3.50%, 07/25/2044	3,539	3,437
Series 2018-23, Class LA 3.50%, 04/25/2048	6,417	5,886
Series 2019-7, Class JA 3.50%, 03/25/2049	7,082	6,670
Series 2019-14, Class CA 3.50%, 04/25/2049	6,643	6,313
Series 2017-35, Class AH 3.50%, 04/25/2053	3,650	3,549
Series 2017-84, Class KA 3.50%, 04/25/2053	3,462	3,346
Series 2018-70, Class HA 3.50%, 10/25/2056	5,347	5,133
Series 2019-12, Class HA 3.50%, 11/25/2057	5,913	5,590
Series 2017-49, Class JA 4.00%, 07/25/2053	3,151	3,081
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M2, Class X 0.31%, 01/25/2030(3)(4)	313,492	4,713
Series 2019-M21, Class X3 1.20%, 06/25/2034(3)(4)	136,416	11,965
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	2,544	2,482
Series 2015-151, Class BA 1.70%, 10/20/2045	879	868
Series 2013-37, Class LG 2.00%, 01/20/2042	3,579	3,369
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2005-74, Class HB 7.50%, 09/16/2035	$ 26	$ 26
Series 2005-74, Class HC 7.50%, 09/16/2035	586	606
		255,759
Total Collateralized Mortgage Obligations (cost $1,870,986)		1,687,504
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.2%
U.S. Government — 5.2%
United States Treasury Bonds
1.25%, 05/15/2050	209,000	112,476
1.38%, 08/15/2050	35,000	19,448
2.25%, 08/15/2046	50,000	35,385
2.88%, 08/15/2045(5)(6)	715,000	575,687
3.00%, 08/15/2052	115,000	94,749
3.13%, 08/15/2044	50,000	42,248
4.00%, 11/15/2042 to 11/15/2052	232,000	229,422
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	21,408	13,847
United States Treasury Notes
2.75%, 08/15/2032	130,000	118,381
4.13%, 11/15/2032	85,000	86,740
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	139,788	127,969
0.63%, 07/15/2032(7)	153,833	140,898
0.75%, 07/15/2028(7)	70,037	66,713
		1,663,963
U.S. Government Agency — 9.0%
Federal Home Loan Bank
2.00%, 01/01/2052	148,275	120,829
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 12/01/2051	395,331	335,350
3.50%, 03/01/2042 to 08/01/2048	25,815	24,011
4.00%, 09/01/2040	808	780
4.50%, 01/01/2039	230	227
5.50%, 07/01/2034	1,436	1,455
6.50%, 05/01/2029	184	191
7.50%, 04/01/2028	146	149
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037	233	232
Federal National Mtg. Assoc.
2.00%, 02/01/2052 to 04/01/2052	321,979	262,236
2.50%, 02/01/2043	27,452	23,648
2.97%, 06/01/2030	40,000	36,118
3.00%, 01/01/2028	1,987	1,914
3.50%, 08/01/2026 to 10/01/2028	6,556	6,425
4.00%, 11/01/2025	159	155
4.50%, 01/01/2039 to 05/01/2041	8,090	7,992
5.00%, 05/01/2035 to 07/01/2040	9,871	9,993
5.50%, 12/01/2029 to 06/01/2038	33,241	34,126
6.00%, 12/01/2033 to 06/01/2040	2,063	2,135
6.50%, 10/01/2037	47	49
7.00%, 06/01/2037	1,640	1,749
Federal National Mtg. Assoc. FRS
3.09%, (12 ML+1.57%), 05/01/2037	302	304
4.07%, (12 ML+1.82%), 10/01/2040	293	298
Government National Mtg. Assoc.
2.50%, February 30 TBA	130,000	112,627
3.00%, February 30 TBA	270,000	240,349

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.50%, February 30 TBA		$ 140,000	$ 128,606
4.00%, 09/15/2041		94,241	90,437
4.50%, 06/15/2041		14,091	13,987
4.50%, February 30 TBA		80,000	77,593
6.00%, 11/15/2031		13,059	13,391
7.00%, 05/15/2033		2,010	2,087
Uniform Mtg. Backed Securities
1.50%, February 15 TBA		115,000	99,548
2.00%, February 30 TBA		85,000	69,144
2.50%, February 30 TBA		370,000	313,210
3.00%, February 30 TBA		85,000	74,576
3.50%, February 30 TBA		65,000	59,040
4.00%, February 30 TBA		175,000	164,090
4.50%, February 30 TBA		560,000	538,864
			2,867,915
Total U.S. Government & Agency Obligations (cost $5,120,121)			4,531,878
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	33,766
Government of Hungary
1.63%, 04/28/2032	EUR	40,000	30,666
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	14,893
2.75%, 04/14/2041	EUR	10,000	5,989
3.38%, 02/08/2038	EUR	10,000	7,215
4.63%, 04/03/2049	EUR	10,000	7,723
Total Foreign Government Obligations (cost $160,884)			100,252
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		5,000	4,274
6.32%, 11/01/2029		20,000	18,786
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		5,000	4,182
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029		25,000	22,318
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		25,000	22,954
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		10,000	9,351
5.18%, 11/15/2049		15,000	12,945
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		4,000	4,279
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		25,000	24,027
Security Description	Shares or Principal Amount	Value

Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	$ 35,000	$ 36,585
State of California General Obligation Bonds
7.30%, 10/01/2039	5,000	6,074
State of Illinois General Obligation Bonds
4.95%, 06/01/2023	5,454	5,457
Total Municipal Securities (cost $190,953)		171,232
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	7,000	24
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNH (Expiration Date: 07/21/2023; Strike Price: CNH 7.53 Counterparty: JPMorgan Chase Bank)	4,164,517	10,641
Over the Counter call option on the USD vs. CNH (Expiration Date: 08/23/2023; Strike Price: CNH 7.57 Counterparty: Standard Chartered Bank)	4,779,151	14,839
Over the Counter call option on the USD vs. CNH (Expiration Date: 10/09/2023; Strike Price: USD 7.87; Counterparty: Goldman Sachs International)	35,784	84
Total Purchased Options (cost $42,183)		25,564
Total Long-Term Investment Securities (cost $40,030,783)		33,125,877
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(8)	25,000	25,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	40,000	40,000
BNP Paribas SA Joint Repurchase Agreement(8)	25,000	25,000

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(8)	$ 25,000	$ 25,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	20,000	20,000
Total Repurchase Agreements (cost $135,000)		135,000
TOTAL INVESTMENTS (cost $40,165,783)	103.8%	33,260,877
Other assets less liabilities	(3.8)	(1,205,054)
NET ASSETS	100.0%	$32,055,823
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At December 31, 2022, the aggregate value of these securities was $2,651,281 representing 8.3% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2022.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	USD-12-Month SOFR	Annual	Annual	Dec 2051	$(631)	$32,926	$32,295
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	2.28	39,000	USD	39,000	Fixed 1.000%	Quarterly	Jun 2027	$1,924	$88	$2,012
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 2000 Index	March 2023	$ 88,412	$ 88,545	$ 133
1	Short	Euro-BUND	March 2023	151,165	142,295	8,870
2	Short	U.S. Treasury 10 Year Notes	March 2023	227,484	224,593	2,891
4	Short	U.S. Treasury 2 Year Notes	March 2023	823,219	820,313	2,906
5	Short	U.S. Treasury 5 Year Notes	March 2023	540,406	539,648	758
1	Short	U.S. Treasury Ultra 10 Year Notes	March 2023	119,117	118,281	836
						$16,394
						Unrealized (Depreciation)
2	Long	Australian 10 Year Bonds	March 2023	$166,295	$157,524	$ (8,771)
1	Long	Euro-Schatz	March 2023	114,042	112,847	(1,195)
2	Short	U.S. Treasury Long Bonds	March 2023	250,652	250,687	(35)
						$(10,001)
Net Unrealized Appreciation (Depreciation)						$6,393
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	61,000	USD	64,546	03/15/2023	$—	$(1,064)
Goldman Sachs International	BRL	176,000	USD	32,479	03/15/2023	—	(421)
Unrealized Appreciation (Depreciation)						$—	$(1,485)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$2,090,385	$—	$0	$2,090,385
Other Industries	21,058,344	—	—	21,058,344
Corporate Bonds & Notes	—	2,849,348	—	2,849,348
Asset Backed Securities	—	611,346	—	611,346
Collateralized Mortgage Obligations	—	1,687,504	—	1,687,504
U.S. Government & Agency Obligations	—	4,531,878	—	4,531,878
Foreign Government Obligations	—	100,252	—	100,252
Municipal Securities	—	171,232	—	171,232
Escrows and Litigation Trusts	—	24	—	24
Purchased Options	—	25,564	—	25,564
Repurchase Agreements	—	135,000	—	135,000
Total Investments at Value	$23,148,729	$10,112,148	$0	$33,260,877
Other Financial Instruments:†
Swaps	$—	$33,014	$—	$33,014
Futures Contracts	16,394	—	—	16,394
Total Other Financial Instruments	$16,394	$33,014	$—	$49,408
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$10,001	$—	$—	$10,001
Forward Foreign Currency Contracts	—	1,485	—	1,485
Total Other Financial Instruments	$10,001	$1,485	$—	$11,486
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 57.4%
Advertising — 2.1%
Trade Desk, Inc., Class A†	26,006	$ 1,165,849
Agriculture — 0.1%
Andersons, Inc.	457	15,991
Darling Ingredients, Inc.†	951	59,523
		75,514
Airlines — 0.0%
SkyWest, Inc.†	796	13,142
Apparel — 0.2%
Crocs, Inc.†	717	77,745
Deckers Outdoor Corp.†	107	42,710
Steven Madden, Ltd.	597	19,080
		139,535
Auto Manufacturers — 0.1%
Wabash National Corp.	1,330	30,058
Auto Parts & Equipment — 0.0%
Goodyear Tire & Rubber Co.†	140	1,421
Lear Corp.	87	10,790
		12,211
Banks — 1.6%
Ameris Bancorp	265	12,492
Atlantic Union Bankshares Corp.	130	4,568
Bancorp, Inc.†	239	6,783
Bank of N.T. Butterfield & Son, Ltd.	505	15,054
Banner Corp.	217	13,714
Business First Bancshares, Inc.	348	7,705
Byline Bancorp, Inc.	668	15,344
Cadence Bank	169	4,168
Capital City Bank Group, Inc.	286	9,295
Capstar Financial Holdings, Inc.	662	11,691
Cathay General Bancorp	37	1,509
Central Pacific Financial Corp.	253	5,131
Coastal Financial Corp.†	165	7,841
Columbia Banking System, Inc.	836	25,189
ConnectOne Bancorp, Inc.	1,630	39,462
Customers Bancorp, Inc.†	491	13,915
CVB Financial Corp.	1,418	36,513
Eastern Bankshares, Inc.	3,648	62,928
Enterprise Financial Services Corp.	238	11,652
Equity Bancshares, Inc., Class A	186	6,077
FB Financial Corp.	134	4,843
Financial Institutions, Inc.	67	1,632
First Bancorp	35	1,499
First BanCorp/Puerto Rico	777	9,883
First Bancshares, Inc.	72	2,305
First Citizens BancShares, Inc., Class A	15	11,375
First Commonwealth Financial Corp.	1,076	15,032
First Financial Corp.	165	7,603
First Interstate BancSystem, Inc., Class A	242	9,353
First Merchants Corp.	677	27,831
FNB Corp.	355	4,633
Glacier Bancorp, Inc.	168	8,303
Hancock Whitney Corp.	568	27,486
HarborOne Bancorp, Inc.	288	4,003
Heritage Commerce Corp.	962	12,506
Home BancShares, Inc.	179	4,079
Independent Bank Corp.	141	11,905
Independent Bank Corp./MI	306	7,320
Luther Burbank Corp.	90	1,000
Security Description	Shares or Principal Amount	Value

Banks (continued)
Mercantile Bank Corp.	63	$ 2,109
Merchants Bancorp	252	6,129
Metropolitan Bank Holding Corp.†	45	2,640
Mid Penn Bancorp, Inc.	64	1,918
MVB Financial Corp.	25	550
National Bank Holdings Corp., Class A	225	9,466
Nicolet Bankshares, Inc.†	24	1,915
OFG Bancorp	1,490	41,064
Old National Bancorp	2,020	36,320
Old Second Bancorp, Inc.	1,191	19,104
Origin Bancorp, Inc.	70	2,569
Peapack-Gladstone Financial Corp.	357	13,288
Peoples Bancorp, Inc.	102	2,881
Pinnacle Financial Partners, Inc.	264	19,378
Popular, Inc.	704	46,689
Premier Financial Corp.	116	3,129
QCR Holdings, Inc.	346	17,175
Republic Bancorp, Inc., Class A	39	1,596
Sandy Spring Bancorp, Inc.	63	2,219
Simmons First National Corp., Class A	213	4,597
SmartFinancial, Inc.	245	6,737
South Plains Financial, Inc.	36	991
SouthState Corp.	671	51,238
TriCo Bancshares	284	14,481
UMB Financial Corp.	79	6,598
Veritex Holdings, Inc.	1,527	42,878
Western Alliance Bancorp	344	20,489
Wintrust Financial Corp.	481	40,654
		902,424
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	27	13,834
Primo Water Corp.	2,079	32,307
		46,141
Biotechnology — 5.1%
2seventy bio, Inc.†	1,465	13,727
ACADIA Pharmaceuticals, Inc.†	498	7,928
Amicus Therapeutics, Inc.†	4,717	57,595
Apellis Pharmaceuticals, Inc.†	405	20,943
Arrowhead Pharmaceuticals, Inc.†	471	19,104
Atara Biotherapeutics, Inc.†	2,714	8,902
Beam Therapeutics, Inc.†	280	10,951
Biohaven, Ltd.†	69	958
Bluebird Bio, Inc.†	156	1,080
Bridgebio Pharma, Inc.†	266	2,027
CTI BioPharma Corp.†	2,980	17,910
Decibel Therapeutics, Inc.†	14	29
Eiger BioPharmaceuticals, Inc.†	863	1,018
Emergent BioSolutions, Inc.†	62	732
Esperion Therapeutics, Inc.†	115	716
Fate Therapeutics, Inc.†	1,422	14,348
Illumina, Inc.†	4,046	818,101
Insmed, Inc.†	125	2,497
Intellia Therapeutics, Inc.†	477	16,643
Intercept Pharmaceuticals, Inc.†	1,480	18,308
iTeos Therapeutics, Inc.†	2,076	40,544
Kymera Therapeutics, Inc.†	539	13,453
Ligand Pharmaceuticals, Inc.†	201	13,427
NeoGenomics, Inc.†	1,857	17,159
OmniAb, Inc. (Earnout Shares 12.50)†(1)	86	0

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	$ 0
Relay Therapeutics, Inc.†	1,727	25,801
Replimune Group, Inc.†	1,202	32,694
REVOLUTION Medicines, Inc.†	1,033	24,606
Royalty Pharma PLC, Class A	36,909	1,458,644
Sana Biotechnology, Inc.†	15	59
Sutro Biopharma, Inc.†	125	1,010
Syndax Pharmaceuticals, Inc.†	1,409	35,859
TG Therapeutics, Inc.†	1,523	18,017
Travere Therapeutics, Inc.†	1,333	28,033
Twist Bioscience Corp.†	538	12,810
Tyra Biosciences, Inc.†	2,012	15,291
Xencor, Inc.†	1,435	37,367
		2,808,291
Building Materials — 0.2%
Boise Cascade Co.	236	16,206
Louisiana-Pacific Corp.	162	9,590
Summit Materials, Inc., Class A†	508	14,423
UFP Industries, Inc.	762	60,389
		100,608
Chemicals — 1.2%
AdvanSix, Inc.	347	13,193
Avient Corp.	540	18,230
Cabot Corp.	481	32,150
Ecovyst, Inc.†	314	2,782
H.B. Fuller Co.	357	25,568
Ingevity Corp.†	410	28,880
Livent Corp.†	342	6,796
Minerals Technologies, Inc.	130	7,894
Orion Engineered Carbons SA	2,371	42,228
Sherwin-Williams Co.	1,875	444,994
Tronox Holdings PLC	1,192	16,342
		639,057
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	71	10,394
Arch Resources, Inc.	185	26,416
CONSOL Energy, Inc.	133	8,645
Peabody Energy Corp.†	386	10,198
		55,653
Commercial Services — 3.9%
2U, Inc.†	1,247	7,819
ABM Industries, Inc.	920	40,866
Adyen NV*†	669	922,663
Barrett Business Services, Inc.	623	58,113
Block, Inc.†	9,997	628,212
Brink's Co.	357	19,175
Chegg, Inc.†	3,119	78,817
Coursera, Inc.†	145	1,715
Ennis, Inc.	163	3,612
EVERTEC, Inc.	278	9,002
Green Dot Corp., Class A†	204	3,227
Healthcare Services Group, Inc.	259	3,108
HealthEquity, Inc.†	738	45,490
Heidrick & Struggles International, Inc.	70	1,958
Huron Consulting Group, Inc.†	563	40,874
Information Services Group, Inc.	4,174	19,200
Kelly Services, Inc., Class A	1,927	32,566
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Kforce, Inc.	421	$ 23,083
Korn Ferry	140	7,087
LiveRamp Holdings, Inc.†	1,021	23,932
Marathon Digital Holdings, Inc.†	309	1,057
Medifast, Inc.	371	42,795
PROG Holdings, Inc.†	853	14,407
Progyny, Inc.†	1,038	32,334
Rent-A-Center, Inc.	1,400	31,570
Repay Holdings Corp.†	1,722	13,862
Riot Blockchain, Inc.†	1,991	6,750
TriNet Group, Inc.†	206	13,967
TrueBlue, Inc.†	1,057	20,696
		2,147,957
Computers — 0.3%
CACI International, Inc., Class A†	148	44,487
KBR, Inc.	996	52,589
Qualys, Inc.†	256	28,731
Rapid7, Inc.†	430	14,612
Varonis Systems, Inc.†	2,063	49,388
		189,807
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	828	45,788
Distribution/Wholesale — 0.3%
G-III Apparel Group, Ltd.†	392	5,374
MRC Global, Inc.†	2,312	26,773
Resideo Technologies, Inc.†	545	8,965
ScanSource, Inc.†	1,379	40,295
Titan Machinery, Inc.†	391	15,535
Veritiv Corp.	179	21,786
WESCO International, Inc.†	466	58,343
		177,071
Diversified Financial Services — 1.4%
AssetMark Financial Holdings, Inc.†	278	6,394
Blucora, Inc.†	1,302	33,240
Bread Financial Holdings, Inc.	337	12,691
Cowen, Inc., Class A	119	4,596
Encore Capital Group, Inc.†	445	21,333
Enova International, Inc.†	514	19,722
First Western Financial, Inc.†	33	929
Focus Financial Partners, Inc., Class A†	655	24,412
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	68	1,971
Houlihan Lokey, Inc.	168	14,643
Intercontinental Exchange, Inc.	3,990	409,334
International Money Express, Inc.†	2,926	71,307
LendingClub Corp.†	392	3,449
Mr. Cooper Group, Inc.†	152	6,100
PennyMac Financial Services, Inc.	115	6,516
Piper Sandler Cos.	38	4,947
PJT Partners, Inc., Class A	535	39,424
Radian Group, Inc.	1,653	31,523
Stifel Financial Corp.	163	9,514
StoneX Group, Inc.†	180	17,154
Victory Capital Holdings, Inc., Class A	249	6,681
Virtus Investment Partners, Inc.	27	5,169
		751,049
Electric — 0.2%
ALLETE, Inc.	91	5,870
Avista Corp.	155	6,873

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Clearway Energy, Inc., Class A	286	$ 8,557
Clearway Energy, Inc., Class C	655	20,875
IDACORP, Inc.	229	24,698
Portland General Electric Co.	901	44,149
Unitil Corp.	286	14,689
Via Renewables, Inc.	1,339	6,842
		132,553
Electrical Components & Equipment — 0.2%
Belden, Inc.	356	25,596
Encore Wire Corp.	322	44,294
Powell Industries, Inc.	520	18,294
		88,184
Electronics — 0.3%
Atkore, Inc.†	862	97,768
Benchmark Electronics, Inc.	536	14,306
OSI Systems, Inc.†	903	71,806
		183,880
Energy-Alternate Sources — 0.1%
Green Plains, Inc.†	730	22,265
REX American Resources Corp.†	238	7,583
SunPower Corp.†	397	7,158
Sunrun, Inc.†	734	17,630
		54,636
Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	778	89,532
MasTec, Inc.†	578	49,321
MYR Group, Inc.†	625	57,544
Primoris Services Corp.	1,394	30,584
TopBuild Corp.†	244	38,184
		265,165
Entertainment — 0.3%
Lions Gate Entertainment Corp., Class A†	2,402	13,716
Marriott Vacations Worldwide Corp.	279	37,551
Red Rock Resorts, Inc., Class A	1,534	61,375
SeaWorld Entertainment, Inc.†	612	32,748
		145,390
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	363	11,790
Tetra Tech, Inc.	357	51,833
		63,623
Food — 0.0%
SpartanNash Co.	61	1,845
Sprouts Farmers Market, Inc.†	450	14,566
		16,411
Gas — 0.2%
Chesapeake Utilities Corp.	206	24,345
New Jersey Resources Corp.	1,097	54,433
Northwest Natural Holding Co.	345	16,419
ONE Gas, Inc.	269	20,369
Southwest Gas Holdings, Inc.	23	1,423
Spire, Inc.	25	1,721
		118,710
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	270	$ 3,704
Healthcare-Products — 1.3%
Adaptive Biotechnologies Corp.†	185	1,413
Alphatec Holdings, Inc.†	2,966	36,630
AngioDynamics, Inc.†	1,831	25,213
Axonics, Inc.†	1,383	86,479
Bioventus, Inc., Class A†	894	2,333
Cardiovascular Systems, Inc.†	2,300	31,326
CareDx, Inc.†	660	7,531
Inari Medical, Inc.†	336	21,356
Inspire Medical Systems, Inc.†	493	124,177
Intuitive Surgical, Inc.†	932	247,306
LivaNova PLC†	744	41,322
Nevro Corp.†	141	5,584
OmniAb, Inc.†	991	3,568
SeaSpine Holdings Corp.†	1,065	8,893
Shockwave Medical, Inc.†	178	36,598
STAAR Surgical Co.†	374	18,154
Varex Imaging Corp.†	298	6,049
ViewRay, Inc.†	2,775	12,432
Zynex, Inc.†	1,508	20,976
		737,340
Healthcare-Services — 0.2%
Fulgent Genetics, Inc.†	499	14,860
Joint Corp.†	436	6,095
Medpace Holdings, Inc.†	212	45,031
ModivCare, Inc.†	21	1,884
OPKO Health, Inc.†	4,186	5,233
Tenet Healthcare Corp.†	266	12,978
		86,081
Home Builders — 0.3%
Forestar Group, Inc.†	473	7,289
Landsea Homes Corp.†	2,193	11,425
LGI Homes, Inc.†	83	7,686
Meritage Homes Corp.†	365	33,653
Skyline Champion Corp.†	190	9,787
Taylor Morrison Home Corp.†	2,906	88,197
Tri Pointe Homes, Inc.†	522	9,704
Winnebago Industries, Inc.	24	1,265
		169,006
Home Furnishings — 0.3%
MillerKnoll, Inc.	2,757	57,925
Sleep Number Corp.†	238	6,183
Sonos, Inc.†	5,706	96,431
Xperi, Inc.†	562	4,839
		165,378
Household Products/Wares — 0.2%
ACCO Brands Corp.	1,514	8,463
Central Garden & Pet Co., Class A†	1,338	47,901
Helen of Troy, Ltd.†	298	33,051
		89,415
Insurance — 0.3%
American Equity Investment Life Holding Co.	376	17,153
BRP Group, Inc., Class A†	398	10,006
Employers Holdings, Inc.	346	14,923
Essent Group, Ltd.	975	37,908
Jackson Financial, Inc., Class A	187	6,506

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
James River Group Holdings, Ltd.	168	$ 3,513
Kinsale Capital Group, Inc.	44	11,507
NMI Holdings, Inc., Class A†	804	16,803
RLI Corp.	272	35,705
Stewart Information Services Corp.	490	20,938
		174,962
Internet — 13.4%
Airbnb, Inc., Class A†	2,501	213,836
Amazon.com, Inc.†	12,910	1,084,440
Chewy, Inc., Class A†	24,742	917,433
DoorDash, Inc., Class A†	20,478	999,736
EverQuote, Inc., Class A†	172	2,535
MercadoLibre, Inc.†	738	624,525
Meta Platforms, Inc., Class A†	3,228	388,458
Okta, Inc.†	2,616	178,751
OptimizeRx Corp.†	592	9,946
Perficient, Inc.†	837	58,448
Pinterest, Inc., Class A†	10,944	265,720
Q2 Holdings, Inc.†	378	10,157
QuinStreet, Inc.†	912	13,087
Shopify, Inc., Class A†	32,322	1,121,897
Uber Technologies, Inc.†	60,888	1,505,760
Upwork, Inc.†	537	5,606
Yelp, Inc.†	792	21,653
		7,421,988
Iron/Steel — 0.1%
ATI, Inc.†	256	7,644
Commercial Metals Co.	1,076	51,971
Schnitzer Steel Industries, Inc., Class A	225	6,896
		66,511
Leisure Time — 0.1%
Acushnet Holdings Corp.	782	33,204
Camping World Holdings, Inc., Class A	1,890	42,185
		75,389
Lodging — 0.1%
Boyd Gaming Corp.	598	32,609
Full House Resorts, Inc.†	896	6,738
		39,347
Machinery-Construction & Mining — 0.1%
Argan, Inc.	961	35,441
Bloom Energy Corp., Class A†	498	9,522
Terex Corp.	136	5,810
		50,773
Machinery-Diversified — 0.0%
Albany International Corp., Class A	54	5,324
Kadant, Inc.	112	19,894
		25,218
Media — 0.1%
AMC Networks, Inc., Class A†	699	10,953
Gray Television, Inc.	548	6,132
Liberty Latin America, Ltd., Class C†	4,139	31,457
Thryv Holdings, Inc.†	374	7,106
		55,648
Metal Fabricate/Hardware — 0.1%
AZZ, Inc.	141	5,668
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
Mueller Industries, Inc.	363	$ 21,417
Olympic Steel, Inc.	74	2,485
		29,570
Mining — 0.1%
Arconic Corp.†	753	15,934
Constellium SE†	1,209	14,302
		30,236
Miscellaneous Manufacturing — 1.1%
Axon Enterprise, Inc.†	3,279	544,085
EnPro Industries, Inc.	73	7,934
Fabrinet†	294	37,697
Materion Corp.	75	6,563
		596,279
Office Furnishings — 0.0%
Steelcase, Inc., Class A	1,893	13,384
Oil & Gas — 0.7%
Chord Energy Corp.	174	23,805
CNX Resources Corp.†	508	8,555
Delek US Holdings, Inc.	1,179	31,833
Magnolia Oil & Gas Corp., Class A	1,726	40,475
Matador Resources Co.	489	27,990
Murphy Oil Corp.	1,242	53,418
Ovintiv, Inc.	1,252	63,489
Patterson-UTI Energy, Inc.	1,477	24,873
PBF Energy, Inc., Class A	257	10,480
PDC Energy, Inc.	679	43,103
SM Energy Co.	989	34,447
Weatherford International PLC†	395	20,113
		382,581
Oil & Gas Services — 0.3%
ChampionX Corp.	1,352	39,195
Liberty Energy, Inc.	1,840	29,458
NexTier Oilfield Solutions, Inc.†	2,014	18,609
NOW, Inc.†	4,502	57,176
Oceaneering International, Inc.†	922	16,126
ProPetro Holding Corp.†	632	6,554
Select Energy Services, Inc., Class A	418	3,862
		170,980
Packaging & Containers — 0.0%
Greif, Inc., Class A	140	9,388
O-I Glass, Inc.†	685	11,351
		20,739
Pharmaceuticals — 0.9%
Aclaris Therapeutics, Inc.†	1,593	25,090
AdaptHealth Corp.†	1,646	31,636
Alkermes PLC†	604	15,783
Amneal Pharmaceuticals, Inc.†	2,609	5,192
Amphastar Pharmaceuticals, Inc.†	508	14,234
Arvinas, Inc.†	630	21,552
Catalyst Pharmaceuticals, Inc.†	6,238	116,027
Coherus Biosciences, Inc.†	3,932	31,141
Corcept Therapeutics, Inc.†	704	14,298
Enanta Pharmaceuticals, Inc.†	526	24,470
Fulcrum Therapeutics, Inc.†	1,650	12,012
Herbalife Nutrition, Ltd.†	3,095	46,054
Heron Therapeutics, Inc.†	1,594	3,985
Kura Oncology, Inc.†	1,955	24,262

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Option Care Health, Inc.†	1,533	$ 46,128
Protagonist Therapeutics, Inc.†	777	8,477
Reata Pharmaceuticals, Inc., Class A†	1,013	38,484
USANA Health Sciences, Inc.†	447	23,780
Y-mAbs Therapeutics, Inc.†	39	190
		502,795
Real Estate — 0.0%
Anywhere Real Estate, Inc.†	1,278	8,166
Cushman & Wakefield PLC†	697	8,685
Kennedy-Wilson Holdings, Inc.	464	7,299
		24,150
REITS — 1.1%
Acadia Realty Trust	401	5,754
Agree Realty Corp.	974	69,086
Apple Hospitality REIT, Inc.	1,442	22,755
Arbor Realty Trust, Inc.	572	7,545
Ares Commercial Real Estate Corp.	1,845	18,985
Armada Hoffler Properties, Inc.	255	2,933
Blackstone Mtg. Trust, Inc., Class A	1,589	33,639
City Office REIT, Inc.	188	1,575
Community Healthcare Trust, Inc.	87	3,115
Corporate Office Properties Trust	473	12,270
CTO Realty Growth, Inc.	111	2,029
DiamondRock Hospitality Co.	913	7,477
Dynex Capital, Inc.	2,056	26,152
Ellington Financial, Inc.	246	3,043
Equity Commonwealth	804	20,076
Essential Properties Realty Trust, Inc.	409	9,599
First Industrial Realty Trust, Inc.	196	9,459
Getty Realty Corp.	331	11,204
Gladstone Commercial Corp.	167	3,089
Global Medical REIT, Inc.	247	2,342
Healthcare Realty Trust, Inc.	956	18,422
Independence Realty Trust, Inc.	1,203	20,283
Innovative Industrial Properties, Inc.	289	29,290
Kite Realty Group Trust	1,029	21,660
KKR Real Estate Finance Trust, Inc.	1,290	18,008
Ladder Capital Corp.	1,878	18,855
Macerich Co.	392	4,414
National Storage Affiliates Trust	323	11,667
NETSTREIT Corp.	524	9,605
Phillips Edison & Co., Inc.	359	11,431
Physicians Realty Trust	966	13,978
Piedmont Office Realty Trust, Inc., Class A	655	6,006
Plymouth Industrial REIT, Inc.	155	2,973
PotlatchDeltic Corp.	625	27,494
Redwood Trust, Inc.	429	2,900
Retail Opportunity Investments Corp.	155	2,330
RLJ Lodging Trust	1,578	16,711
Ryman Hospitality Properties, Inc.	280	22,898
Sabra Health Care REIT, Inc.	962	11,958
SITE Centers Corp.	1,528	20,872
STAG Industrial, Inc.	759	24,523
Terreno Realty Corp.	42	2,389
TPG RE Finance Trust, Inc.	303	2,057
UMH Properties, Inc.	1,067	17,179
Security Description	Shares or Principal Amount	Value

REITS (continued)
Uniti Group, Inc.	1,038	$ 5,740
Xenia Hotels & Resorts, Inc.	138	1,819
		617,589
Retail — 1.3%
Abercrombie & Fitch Co., Class A†	1,164	26,667
Academy Sports & Outdoors, Inc.	609	31,997
Asbury Automotive Group, Inc.†	29	5,198
BJ's Wholesale Club Holdings, Inc.†	260	17,202
Bloomin' Brands, Inc.	1,598	32,152
BlueLinx Holdings, Inc.†	298	21,191
Dillard's, Inc., Class A	60	19,392
Dine Brands Global, Inc.	631	40,763
Floor & Decor Holdings, Inc., Class A†	5,483	381,781
Group 1 Automotive, Inc.	177	31,926
Guess?, Inc.	634	13,117
Hibbett, Inc.	202	13,780
Lithia Motors, Inc.	25	5,119
Nu Skin Enterprises, Inc., Class A	446	18,803
ODP Corp.†	700	31,878
Rush Enterprises, Inc., Class A	154	8,051
Signet Jewelers, Ltd.	192	13,056
Sonic Automotive, Inc., Class A	389	19,166
Zumiez, Inc.†	553	12,022
		743,261
Savings & Loans — 0.3%
Axos Financial, Inc.†	338	12,918
Banc of California, Inc.	239	3,807
Brookline Bancorp, Inc.	2,099	29,701
HomeTrust Bancshares, Inc.	215	5,197
Northfield Bancorp, Inc.	1,122	17,649
OceanFirst Financial Corp.	3,633	77,201
Washington Federal, Inc.	624	20,935
WaterStone Financial, Inc.	56	966
		168,374
Semiconductors — 3.2%
Amkor Technology, Inc.	677	16,234
ASML Holding NV	2,556	1,396,598
Axcelis Technologies, Inc.†	418	33,173
Cirrus Logic, Inc.†	142	10,576
Cohu, Inc.†	847	27,146
MACOM Technology Solutions Holdings, Inc.†	133	8,376
MaxLinear, Inc.†	313	10,626
NVIDIA Corp.	761	111,213
Rambus, Inc.†	610	21,850
Semtech Corp.†	137	3,931
Silicon Laboratories, Inc.†	749	101,617
SiTime Corp.†	114	11,585
Veeco Instruments, Inc.†	801	14,883
		1,767,808
Software — 12.1%
Adeia, Inc.	1,399	13,263
Alkami Technology, Inc.†	113	1,649
Allscripts Healthcare Solutions, Inc.†	968	17,075
Asana, Inc., Class A†	1,745	24,029
Bandwidth, Inc., Class A†	630	14,458
Blackline, Inc.†	497	33,433
Box, Inc., Class A†	2,161	67,272
Cardlytics, Inc.†	476	2,751

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cloudflare, Inc., Class A†	24,925	$ 1,126,859
CommVault Systems, Inc.†	499	31,357
Datadog, Inc., Class A†	14,555	1,069,792
DigitalOcean Holdings, Inc.†	525	13,372
Donnelley Financial Solutions, Inc.†	355	13,721
eGain Corp.†	4,931	44,527
Envestnet, Inc.†	323	19,929
Evolent Health, Inc., Class A†	333	9,351
Health Catalyst, Inc.†	3,010	31,996
Momentive Global, Inc.†	2,087	14,609
PagerDuty, Inc.†	934	24,807
Paycor HCM, Inc.†	508	12,431
ROBLOX Corp., Class A†	34,266	975,210
Snowflake, Inc., Class A†	10,770	1,545,926
Sprout Social, Inc., Class A†	314	17,728
SPS Commerce, Inc.†	25	3,211
Upland Software, Inc.†	974	6,945
Veeva Systems, Inc., Class A†	2,344	378,275
Workiva, Inc.†	548	46,016
Zoom Video Communications, Inc., Class A†	1,530	103,642
ZoomInfo Technologies, Inc.†	33,055	995,286
Zuora, Inc., Class A†	2,856	18,164
		6,677,084
Telecommunications — 0.4%
Aviat Networks, Inc.†	439	13,692
Calix, Inc.†	1,245	85,195
CommScope Holding Co., Inc.†	9,171	67,407
EchoStar Corp., Class A†	1,499	25,003
Gogo, Inc.†	564	8,325
Ooma, Inc.†	1,030	14,029
		213,651
Textiles — 0.1%
UniFirst Corp.	171	33,001
Transportation — 0.4%
ArcBest Corp.	855	59,884
Atlas Air Worldwide Holdings, Inc.†	274	27,619
Dorian LPG, Ltd.	444	8,414
Eagle Bulk Shipping, Inc.	118	5,893
Hub Group, Inc., Class A†	673	53,497
Matson, Inc.	325	20,316
Radiant Logistics, Inc.†	664	3,380
Safe Bulkers, Inc.	1,378	4,010
Schneider National, Inc., Class B	544	12,729
Werner Enterprises, Inc.	112	4,509
		200,251
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	733	24,578
Water — 0.1%
American States Water Co.	366	33,873
Total Common Stocks (cost $38,538,398)		31,779,651
CORPORATE BONDS & NOTES — 12.8%
Advertising — 0.1%
Lamar Media Corp.
4.88%, 01/15/2029	$ 35,000	32,136
Security Description	Shares or Principal Amount	Value

Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	$ 15,000	$ 14,835
5.15%, 05/01/2030	15,000	14,635
L3Harris Technologies, Inc.
3.85%, 06/15/2023	35,000	34,794
Lockheed Martin Corp.
5.10%, 11/15/2027	47,000	48,036
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	11,663
		123,963
Agriculture — 0.2%
BAT Capital Corp.
4.74%, 03/16/2032	58,000	51,465
BAT International Finance PLC
4.45%, 03/16/2028	10,000	9,262
Cargill, Inc.
4.00%, 06/22/2032*	14,000	12,895
Philip Morris International, Inc.
5.13%, 11/17/2027	25,000	25,182
5.63%, 11/17/2029	10,000	10,145
Reynolds American, Inc.
5.70%, 08/15/2035	20,000	18,053
		127,002
Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	26,807
William Carter Co.
5.63%, 03/15/2027*	90,000	86,330
		113,137
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	12,000	10,099
Banks — 2.5%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,838
2.30%, 07/21/2032	5,000	3,851
2.57%, 10/20/2032	20,000	15,664
2.69%, 04/22/2032	100,000	80,038
3.19%, 07/23/2030	80,000	68,807
3.71%, 04/24/2028	30,000	27,762
4.95%, 07/22/2028	25,000	24,417
5.02%, 07/22/2033	15,000	14,241
Citigroup, Inc.
1.28%, 11/03/2025	35,000	32,250
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	50,000	38,795
2.62%, 04/22/2032	60,000	47,849
2.65%, 10/21/2032	5,000	3,948
3.81%, 04/23/2029	65,000	59,373
4.02%, 10/31/2038	10,000	8,222
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	192,951
JPMorgan Chase & Co.
2.55%, 11/08/2032	45,000	35,569
2.58%, 04/22/2032	15,000	12,016
3.51%, 01/23/2029	27,000	24,503
3.70%, 05/06/2030	65,000	58,297
4.01%, 04/23/2029	35,000	32,380
4.59%, 04/26/2033	5,000	4,629

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.85%, 07/25/2028	$ 35,000	$ 34,117
4.91%, 07/25/2033	5,000	4,761
Morgan Stanley
1.59%, 05/04/2027	70,000	61,406
1.79%, 02/13/2032	70,000	52,609
1.93%, 04/28/2032	25,000	18,863
2.24%, 07/21/2032	30,000	23,016
2.48%, 01/21/2028	35,000	31,099
2.51%, 10/20/2032	5,000	3,913
2.70%, 01/22/2031	10,000	8,264
3.59%, 07/22/2028	15,000	13,759
4.21%, 04/20/2028	45,000	42,799
4.43%, 01/23/2030	10,000	9,307
4.68%, 07/17/2026	25,000	24,571
4.89%, 07/20/2033	5,000	4,698
Wells Fargo & Co.
3.00%, 10/23/2026	117,000	108,133
3.35%, 03/02/2033	35,000	29,484
3.91%, 04/25/2026	20,000	19,438
4.81%, 07/25/2028	25,000	24,417
4.90%, 07/25/2033	85,000	80,710
		1,384,764
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/2039	20,000	19,956
Constellation Brands, Inc.
3.15%, 08/01/2029	7,000	6,134
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	25,000	23,255
		49,345
Biotechnology — 0.2%
CSL Finance PLC
4.05%, 04/27/2029*	18,000	16,966
4.25%, 04/27/2032*	13,000	12,241
Royalty Pharma PLC
1.75%, 09/02/2027	15,000	12,696
2.15%, 09/02/2031	40,000	30,249
2.20%, 09/02/2030	5,000	3,908
3.55%, 09/02/2050	10,000	6,390
		82,450
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	48,734
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	40,746
4.75%, 01/15/2028*	40,000	35,996
		125,476
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	24,658
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,196
		28,854
Commercial Services — 0.4%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,308
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Howard University
2.80%, 10/01/2030	$ 5,000	$ 4,170
2.90%, 10/01/2031	40,000	32,764
Service Corp. International
3.38%, 08/15/2030	65,000	52,839
5.13%, 06/01/2029	51,000	47,814
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	37,906
		198,801
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	80,000	70,877
Diversified Financial Services — 0.5%
Capital One Financial Corp.
1.88%, 11/02/2027	55,000	47,899
5.25%, 07/26/2030	48,000	45,713
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	125,757
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,668
4.60%, 03/15/2033	5,000	4,781
Navient Corp.
7.25%, 09/25/2023	29,000	28,976
OneMain Finance Corp.
6.13%, 03/15/2024	10,000	9,673
		272,467
Electric — 1.3%
AES Corp.
3.30%, 07/15/2025*	18,000	16,972
Alabama Power Co.
3.45%, 10/01/2049	30,000	21,611
4.15%, 08/15/2044	10,000	8,275
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	7,740
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,058
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,377
Dominion Energy, Inc.
5.38%, 11/15/2032	20,000	19,824
Duke Energy Carolinas LLC
2.55%, 04/15/2031	10,000	8,347
Duke Energy Corp.
2.55%, 06/15/2031	50,000	40,741
4.50%, 08/15/2032	25,000	23,418
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	15,695
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	7,569
4.00%, 04/01/2052	10,000	7,999
4.38%, 03/30/2044	15,000	12,898
Edison International
6.95%, 11/15/2029	10,000	10,443
Emera, Inc.
6.75%, 06/15/2076	15,000	14,403
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,113
Evergy, Inc.
2.45%, 09/15/2024	10,000	9,494

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
2.90%, 09/15/2029	$ 9,000	$ 7,772
Eversource Energy
3.38%, 03/01/2032	11,000	9,576
Georgia Power Co.
4.70%, 05/15/2032	15,000	14,461
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	19,000	18,411
ITC Holdings Corp.
2.95%, 05/14/2030*	15,000	12,653
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	12,000	9,690
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	20,000	19,829
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	39,000	38,347
NRG Energy, Inc.
2.45%, 12/02/2027*	17,000	14,085
Oglethorpe Power Corp.
4.50%, 04/01/2047*	15,000	11,909
Pacific Gas & Electric Co.
2.50%, 02/01/2031	15,000	11,638
4.40%, 03/01/2032	10,000	8,728
4.95%, 07/01/2050	70,000	54,239
5.25%, 03/01/2052	2,000	1,633
5.90%, 06/15/2032	35,000	34,153
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	17,859
Sempra Energy
3.40%, 02/01/2028	25,000	23,202
3.70%, 04/01/2029	7,000	6,380
3.80%, 02/01/2038	2,000	1,640
4.00%, 02/01/2048	3,000	2,338
Southern California Edison Co.
2.75%, 02/01/2032	6,000	5,024
2.85%, 08/01/2029	15,000	13,037
4.00%, 04/01/2047	10,000	7,815
4.13%, 03/01/2048	5,000	3,990
4.70%, 06/01/2027	35,000	34,272
5.85%, 11/01/2027	5,000	5,146
Southern Co.
2.95%, 07/01/2023	10,000	9,903
3.25%, 07/01/2026	25,000	23,508
3.70%, 04/30/2030	4,000	3,610
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	48,178
4.60%, 06/01/2032	9,000	8,595
		732,598
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,532
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032*	15,000	12,356
5.14%, 03/15/2052*	65,000	47,253
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	55,988
		115,597
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	$ 80,000	$ 75,800
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	13,000	12,677
Kellogg Co.
3.40%, 11/15/2027	20,000	18,599
Mondelez International, Inc.
3.00%, 03/17/2032	12,000	10,264
		41,540
Gas — 0.1%
NiSource, Inc.
3.49%, 05/15/2027	25,000	23,548
3.60%, 05/01/2030	20,000	17,808
		41,356
Healthcare-Products — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	45,432
Baxter International, Inc.
2.54%, 02/01/2032	45,000	35,748
GE Healthcare Technologies, Inc.
5.86%, 03/15/2030*	100,000	102,336
Hologic, Inc.
4.63%, 02/01/2028*	44,000	41,461
		224,977
Healthcare-Services — 0.4%
Centene Corp.
2.45%, 07/15/2028	15,000	12,661
4.63%, 12/15/2029	75,000	68,538
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,351
Humana, Inc.
3.70%, 03/23/2029	28,000	25,635
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,623
3.00%, 06/01/2051	17,000	11,578
Sutter Health
3.36%, 08/15/2050	13,000	8,811
UnitedHealth Group, Inc.
2.75%, 05/15/2040	5,000	3,627
3.50%, 08/15/2039	10,000	8,173
4.20%, 05/15/2032	15,000	14,239
4.95%, 05/15/2062	5,000	4,679
5.25%, 02/15/2028	25,000	25,556
5.35%, 02/15/2033	20,000	20,634
5.88%, 02/15/2053	10,000	10,797
6.05%, 02/15/2063	5,000	5,426
		228,328
Home Builders — 0.1%
PulteGroup, Inc.
5.50%, 03/01/2026	40,000	40,142
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	42,000	39,327
		79,469
Insurance — 0.3%
Athene Global Funding
2.65%, 10/04/2031*	45,000	34,378
2.72%, 01/07/2029*	29,000	23,947

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	$ 58,000	$ 48,245
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	9,189
Unum Group
4.13%, 06/15/2051	5,000	3,407
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,454
		138,620
Internet — 0.3%
Gen Digital, Inc.
5.00%, 04/15/2025*	50,000	48,634
6.75%, 09/30/2027*	15,000	14,700
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	72,877
		136,211
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	61,789
Iron/Steel — 0.0%
ArcelorMittal SA
6.55%, 11/29/2027	10,000	10,047
6.80%, 11/29/2032	5,000	4,972
Steel Dynamics, Inc.
3.45%, 04/15/2030	5,000	4,396
		19,415
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	30,000	25,206
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	57,831
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	10,000	6,407
3.90%, 06/01/2052	15,000	9,417
4.40%, 04/01/2033	30,000	25,670
4.80%, 03/01/2050	10,000	7,259
5.13%, 07/01/2049	15,000	11,342
6.48%, 10/23/2045	15,000	13,527
Comcast Corp.
2.99%, 11/01/2063	3,000	1,814
3.20%, 07/15/2036	5,000	4,053
3.25%, 11/01/2039	23,000	17,918
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	15,927
Discovery Communications LLC
3.90%, 11/15/2024	30,000	29,034
4.00%, 09/15/2055	33,000	19,829
5.20%, 09/20/2047	15,000	11,142
5.30%, 05/15/2049	25,000	18,902
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	30,000	24,914
4.38%, 03/15/2043	30,000	20,658
4.95%, 01/15/2031	30,000	26,662
Security Description	Shares or Principal Amount	Value

Media (continued)
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	$ 80,000	$ 71,035
Time Warner Cable LLC
4.50%, 09/15/2042	20,000	14,642
5.88%, 11/15/2040	25,000	21,781
		429,764
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	59,000	50,249
3.28%, 12/01/2028	5,000	4,281
3.57%, 12/01/2031	10,000	8,240
4.13%, 05/01/2025	10,000	9,711
Xerox Holdings Corp.
5.50%, 08/15/2028*	35,000	28,009
		100,490
Oil & Gas — 0.5%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	18,000	11,851
3.00%, 02/24/2050	10,000	6,670
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	3,936
Continental Resources, Inc.
5.75%, 01/15/2031*	10,000	9,309
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	12,000	11,839
Ecopetrol SA
4.63%, 11/02/2031	30,000	22,915
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	15,000	14,475
4.88%, 03/30/2026*	10,000	9,229
5.88%, 03/30/2031*	30,000	26,138
EQT Corp.
5.70%, 04/01/2028	5,000	4,973
Equinor ASA
3.63%, 04/06/2040	20,000	16,438
Hess Corp.
7.13%, 03/15/2033	7,000	7,539
7.30%, 08/15/2031	10,000	10,857
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	48,380
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,031
7.38%, 11/01/2031	30,000	31,932
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,253
3.00%, 11/26/2051	3,000	2,031
3.25%, 04/06/2050	13,000	9,325
Viper Energy Partners LP
5.38%, 11/01/2027*	33,000	31,334
		291,455
Packaging & Containers — 0.2%
Ball Corp.
4.00%, 11/15/2023	95,000	93,112
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	42,356
		135,468
Pharmaceuticals — 0.0%
CVS Health Corp.
5.13%, 07/20/2045	15,000	13,671

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 0.5%
Energy Transfer LP
5.55%, 02/15/2028	$ 30,000	$ 29,758
5.75%, 02/15/2033	10,000	9,784
6.13%, 12/15/2045	18,000	16,654
Enterprise Products Operating LLC
4.25%, 02/15/2048	3,000	2,407
4.95%, 10/15/2054	10,000	8,323
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	26,683
MPLX LP
1.75%, 03/01/2026	10,000	8,914
4.95%, 09/01/2032 to 03/14/2052	22,000	19,421
5.20%, 03/01/2047	5,000	4,244
NGPL PipeCo LLC
3.25%, 07/15/2031*	15,000	12,201
ONEOK, Inc.
3.10%, 03/15/2030	20,000	16,760
3.40%, 09/01/2029	15,000	12,964
6.10%, 11/15/2032	15,000	14,999
6.35%, 01/15/2031	5,000	5,080
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	23,000	19,989
Targa Resources Corp.
4.20%, 02/01/2033	19,000	16,347
6.25%, 07/01/2052	15,000	14,156
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	8,678
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	13,699
Williams Cos., Inc.
4.65%, 08/15/2032	17,000	15,825
		276,886
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,088
2.40%, 03/15/2025	10,000	9,408
2.70%, 04/15/2031	5,000	4,070
3.65%, 03/15/2027	4,000	3,736
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,643
EPR Properties
4.95%, 04/15/2028	35,000	29,861
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	10,000	7,994
4.00%, 01/15/2031	7,000	6,005
5.30%, 01/15/2029	18,000	17,034
5.75%, 06/01/2028	10,000	9,805
SBA Tower Trust
2.84%, 01/15/2050*	40,000	37,701
VICI Properties LP
4.95%, 02/15/2030	39,000	37,125
5.13%, 05/15/2032	10,000	9,259
		198,729
Retail — 0.5%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,569
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	43,898
Security Description	Shares or Principal Amount	Value

Retail (continued)
5.63%, 01/01/2030*	$ 45,000	$ 40,053
Gap, Inc.
3.63%, 10/01/2029*	59,000	41,619
3.88%, 10/01/2031*	61,000	42,554
Home Depot, Inc.
3.30%, 04/15/2040	7,000	5,573
4.50%, 09/15/2032	15,000	14,646
Lowe's Cos., Inc.
5.00%, 04/15/2033	13,000	12,691
McDonald's Corp.
3.35%, 04/01/2023	25,000	24,906
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	23,000	22,231
		261,740
Semiconductors — 0.4%
Broadcom, Inc.
3.42%, 04/15/2033*	26,000	20,844
4.00%, 04/15/2029*	33,000	29,979
4.30%, 11/15/2032	15,000	13,220
Intel Corp.
3.05%, 08/12/2051	10,000	6,475
3.10%, 02/15/2060	5,000	3,082
4.00%, 08/05/2029	53,000	50,414
4.90%, 08/05/2052	20,000	17,693
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	8,464
2.95%, 04/15/2031	20,000	16,087
Micron Technology, Inc.
6.75%, 11/01/2029	10,000	10,158
NVIDIA Corp.
3.50%, 04/01/2040	15,000	12,147
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	7,954
5.55%, 12/01/2028	10,000	9,987
Qorvo, Inc.
3.38%, 04/01/2031*	15,000	12,052
4.38%, 10/15/2029	10,000	8,842
		227,398
Software — 0.6%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	72,870
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	54,450
MSCI, Inc.
4.00%, 11/15/2029*	10,000	8,710
Open Text Corp.
3.88%, 12/01/2029*	50,000	40,210
6.90%, 12/01/2027*	20,000	20,000
Oracle Corp.
2.30%, 03/25/2028	33,000	28,584
3.60%, 04/01/2040	11,000	8,070
3.85%, 04/01/2060	42,000	27,906
4.00%, 07/15/2046	10,000	7,287
4.10%, 03/25/2061	10,000	6,942
6.15%, 11/09/2029	25,000	25,949
SS&C Technologies, Inc.
5.50%, 09/30/2027*	45,000	42,138
		343,116

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 0.3%
AT&T, Inc.
3.55%, 09/15/2055	$ 19,000	$ 12,678
3.65%, 06/01/2051 to 09/15/2059	31,000	21,764
3.80%, 12/01/2057	25,000	17,248
4.50%, 05/15/2035	5,000	4,545
Nokia Oyj
6.63%, 05/15/2039	20,000	18,983
Rogers Communications, Inc.
4.55%, 03/15/2052*	16,000	12,405
T-Mobile USA, Inc.
2.05%, 02/15/2028	33,000	28,341
2.40%, 03/15/2029	5,000	4,220
Verizon Communications, Inc.
2.36%, 03/15/2032	10,000	7,927
2.85%, 09/03/2041	4,000	2,753
3.15%, 03/22/2030	50,000	44,092
		174,956
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	28,279
4.40%, 07/01/2027*	28,000	26,570
		54,849
Total Corporate Bonds & Notes (cost $8,010,194)		7,068,331
ASSET BACKED SECURITIES — 4.3%
Auto Loan Receivables — 0.4%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	35,000	33,650
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	26,042	25,647
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	56,586	55,636
Series 2020-1A, Class D 2.73%, 12/15/2025*	19,837	19,449
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,011
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,428
Series 2019-3A, Class D 2.72%, 11/15/2024*	33,091	32,875
		204,696
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A 2.50%, 09/21/2026*	100,000	95,072
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 5.44%, (1 ML+1.58%), 10/25/2034	4,040	3,856
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.49%, (1 ML+0.10%), 02/25/2037	$ 25,917	$ 13,196
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 4.89%, (1 ML+0.50%), 11/25/2036	131,686	121,775
		138,827
Other Asset Backed Securities — 3.5%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	65,737	58,931
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(2)	64,168	58,636
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	15,102	14,692
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 5.36%, (3 ML+1.13%), 04/19/2034*	100,000	97,320
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,250	40,960
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	48,000	45,436
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	93,891
Madison Park Funding CLO XXXVIII, Ltd. FRS
Series 2021-38A, Class A 5.20%, (3 ML+1.12%), 07/17/2034*	250,000	243,708
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	63,212	56,976
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	81,553	72,827
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 4.52%, (1 ML+0.13%), 05/25/2037	50,304	37,724
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	21,887
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	102,960	82,715
VCAT LLC
Series 2021-NPL4, Class A1 1.87%, 08/25/2051*(2)	65,867	59,638
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.21%, (3 ML+1.13%), 04/15/2034*	100,000	96,669
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 5.32%, (3 ML+1.24%), 04/15/2034*	100,000	96,920
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 1.87%, 08/25/2051*(2)	79,404	68,512
VOLT CIII LLC
Series 2021-CF1, Class A1 1.99%, 08/25/2051*(2)	68,358	61,281

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	$ 67,683	$ 61,186
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	69,576	61,200
Voya CLO, Ltd. FRS
Series 2015-1A, Class A1R 5.09%, (3 ML+0.90%), 01/18/2029*	165,171	163,490
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 5.41%, (3 ML+1.17%), 07/20/2032*	250,000	243,539
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	83,725	67,593
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,500	42,786
		1,948,517
Total Asset Backed Securities (cost $2,483,484)		2,387,112
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.4%
Commercial and Residential — 7.3%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	102,125
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	25,235	20,601
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	18,335	17,055
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	22,006	18,063
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	43,814	35,982
Series 2021-4, Class A2 1.24%, 01/20/2065*(3)	28,379	21,771
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	23,726	20,930
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	83,710
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(3)(4)	821,700	22,713
Series 2020-BN26, Class XA 1.23%, 03/15/2063(3)(4)	983,846	60,572
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 5.29%, (1 ML+0.98%), 08/15/2036*	131,000	128,688
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(3)	20,000	20,518
Series 2022-C18, Class A5 5.71%, 12/15/2055(3)	10,000	10,463
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.22%, 02/25/2036(3)	30,152	26,046
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.51%, 07/15/2051(3)(4)	$ 311,915	$ 5,282
Series 2018-B1, Class XA 0.53%, 01/15/2051(3)(4)	136,747	2,709
Series 2018-B8, Class XA 0.63%, 01/15/2052(3)(4)	922,538	25,211
Series 2019-B10, Class XA 1.22%, 03/15/2062(3)(4)	298,179	15,434
Series 2020-B22, Class XA 1.52%, 01/15/2054(3)(4)	149,380	12,930
Series 2020-B18, Class XA 1.79%, 07/15/2053(3)(4)	99,587	7,813
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/11/2047	65,000	63,717
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.74%, (1 Yr USTYCR+2.40%), 03/25/2036	11,727	10,799
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(3)	35,149	28,334
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	39,123	30,216
COMM Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	90,000	85,737
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	109,979	105,847
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	123,000	120,209
Series 2014-CR17, Class A5 3.98%, 05/10/2047	60,000	58,526
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	15,656	8,295
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.72%, 06/15/2057(3)(4)	842,392	10,590
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(3)	71,892	55,453
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(3)	55,059	44,224
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(3)	46,191	38,251
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(3)	85,880	72,853
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(3)	92,128	79,041
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(3)	24,901	22,110
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	105,213
Series 2016-C1, Class ASB 3.04%, 05/10/2049	42,908	41,083

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.71%, 09/15/2053(3)(4)	$ 99,571	$ 6,910
Eagle RE, Ltd. FRS
Series 2018-1, Class M1 6.09%, (1 ML+1.70%), 11/25/2028*	51,619	51,450
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 4.20%, 05/25/2035(3)	20,952	18,817
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(3)	36,988	31,049
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	58,790	46,756
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(3)	71,274	54,672
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(3)	69,679	61,008
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	110,000	96,161
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	28,878
GS Mtg. Securities Corp. Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	115,000	112,375
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.32%, 07/10/2051(3)(4)	1,051,318	16,028
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	86,000	79,791
GSR Mtg. Loan Trust VRS
Series 2006-AR2, Class 3A1 3.00%, 04/25/2036(3)	3,216	2,169
Series 2007-AR1, Class 2A1 3.47%, 03/25/2047(3)	8,967	5,835
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 4.93%, (1 ML+0.27%), 05/25/2035	15,311	14,045
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	73,580
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	18,063
Series 2013-C16, Class A4 4.17%, 12/15/2046	64,000	63,097
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(2)	69,486	69,362
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 6.17%, (1 ML+1.80%), 02/01/2026*	46,049	45,357
Series 2019-3, Class A1 7.87%, (1 ML+3.50%), 04/01/2024*	40,673	40,401
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 3.05%, 02/25/2035(3)	$ 10,843	$ 10,100
Series 2005-A1, Class 2A1 4.18%, 12/25/2034(3)	4,552	4,398
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	13,532	13,081
Series 2018-1, Class A1 3.25%, 05/25/2062*(3)	22,563	21,749
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	14,655	14,389
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(3)(4)	172,837	2,301
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.33%, 06/15/2050(3)(4)	95,069	3,572
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	17,643	7,627
MortgageIT Trust FRS
Series 2005-4, Class A1 4.95%, (1 ML+0.56%), 10/25/2035	19,850	18,385
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.14%, (1 ML+0.75%), 01/25/2048*	29,892	28,658
Series 2017-5A, Class A1 5.89%, (1 ML+1.50%), 06/25/2057*	21,774	21,291
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(3)	36,373	33,622
Series 2016-2A, Class A1 3.75%, 11/26/2035*(3)	23,935	22,158
Series 2015-1A, Class A3 3.75%, 05/28/2052*(3)	10,672	9,857
Series 2016-4A, Class A1 3.75%, 11/25/2056*(3)	24,496	22,360
Series 2017-1A, Class A1 4.00%, 02/25/2057*(3)	42,562	40,003
Series 2017-2A, Class A3 4.00%, 03/25/2057*(3)	42,622	39,934
Series 2017-3A, Class A1 4.00%, 04/25/2057*(3)	33,435	31,553
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	22,555	20,961
Series 2017-6A, Class A1 4.00%, 08/27/2057*(3)	39,403	36,816
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(3)	77,150	61,522
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	4,091	3,570
Oaktown Re, Ltd. FRS
Series 2018-1A, Class M1 5.94%, (1 ML+1.55%), 07/25/2028*	30,983	30,957

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(3)	$ 45,032	$ 35,031
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(3)	84,766	72,641
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 2.95%, 10/25/2025*(2)	69,142	66,706
PRPM LLC
Series 2021-7, Class A1 1.87%, 08/25/2026*(2)	70,819	64,202
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	78,242
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	51,003	41,016
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(3)	35,730	32,275
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(3)	55,978	44,329
Towd Point Mtg. Trust FRS
Series 2017-5, Class A1 3.77%, (1 ML+0.60%), 02/25/2057*	11,834	11,711
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(3)	13,995	13,760
Series 2017-2, Class A1 2.75%, 04/25/2057*(3)	6,261	6,180
Series 2017-3, Class A1 2.75%, 07/25/2057*(3)	12,120	11,808
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	32,956	31,428
Series 2021-R1, Class A1 2.92%, 11/30/2060*(3)	93,776	74,869
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(3)	47,564	39,498
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	65,000	63,108
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.88%, 09/15/2057(3)(4)	539,462	10,581
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(3)	7,905	6,797
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	120,000	116,888
Series 2014-LC14, Class A5 4.05%, 03/15/2047	110,000	107,910
Series 2014-C19, Class A5 4.10%, 03/15/2047	50,111	48,993
		4,051,755
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 1.1%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	$ 68,000	$ 64,566
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(3)(4)	174,396	6,490
Series K064, Class X1 0.60%, 03/25/2027(3)(4)	295,216	6,269
Series K122, Class X1 0.88%, 11/25/2030(3)(4)	99,667	5,180
Series K121, Class X1 1.02%, 10/25/2030(3)(4)	110,882	6,538
Series K104, Class X1 1.12%, 01/25/2030(3)(4)	167,442	10,140
Series K114, Class X1 1.12%, 06/25/2030(3)(4)	204,141	13,151
Series K111, Class X1 1.57%, 05/25/2030(3)(4)	99,493	8,831
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	8,944	8,595
Series 3964, Class MD 2.00%, 01/15/2041	448	427
Series 5170, Class DP 2.00%, 07/25/2050	52,073	43,991
Series 4961, Class JB 2.50%, 12/15/2042	25,427	22,801
Series 3883, Class PB 3.00%, 05/15/2041	8,134	7,540
Series 1577, Class PK 6.50%, 09/15/2023	77	77
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	13,098	11,971
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 6.04%, (1 ML+1.65%), 04/25/2043*	1,417	1,415
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	14,352	13,165
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 6.54%, (1 ML+2.15%), 09/25/2031*	1,435	1,431
Series 2019-HRP1, Class M2 6.54%, (1 ML+2.15%), 11/25/2039*	9,944	9,719
Series 2017-C01, Class 1M2 7.94%, (1 ML+3.55%), 07/25/2029	13,548	13,820
Series 2016-C07, Class 2M2 8.74%, (1 ML+4.35%), 05/25/2029	23,136	23,833
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	8,772	8,330
Series 2011-117, Class MA 2.00%, 08/25/2040	713	686
Series 2012-21, Class PQ 2.00%, 09/25/2041	5,211	4,701

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2012-18, Class GA 2.00%, 12/25/2041	$ 9,139	$ 8,149
Series 2016-11, Class GA 2.50%, 03/25/2046	12,326	11,267
Series 2019-54, Class KC 2.50%, 09/25/2049	46,434	42,218
Series 2015-48, Class QB 3.00%, 02/25/2043	11,793	11,183
Series 2016-38, Class NA 3.00%, 01/25/2046	7,252	6,579
Series 2017-34, Class JK 3.00%, 05/25/2047	5,153	4,878
Series 2019-45, Class PT 3.00%, 08/25/2049	18,345	16,576
Series 2012-52, Class PA 3.50%, 05/25/2042	7,572	7,137
Series 2012-120, Class ZB 3.50%, 11/25/2042	49,932	45,921
Series 2017-26, Class CG 3.50%, 07/25/2044	8,258	8,020
Series 2018-23, Class LA 3.50%, 04/25/2048	17,004	15,597
Series 2019-7, Class JA 3.50%, 03/25/2049	15,935	15,007
Series 2019-14, Class CA 3.50%, 04/25/2049	19,928	18,938
Series 2017-35, Class AH 3.50%, 04/25/2053	9,124	8,872
Series 2017-84, Class KA 3.50%, 04/25/2053	9,694	9,369
Series 2018-70, Class HA 3.50%, 10/25/2056	13,369	12,833
Series 2019-12, Class HA 3.50%, 11/25/2057	18,161	17,168
Series 2017-49, Class JA 4.00%, 07/25/2053	8,666	8,472
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.20%, 06/25/2034(3)(4)	360,529	31,623
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	6,801	6,635
Series 2015-151, Class BA 1.70%, 10/20/2045	2,343	2,314
Series 2013-37, Class LG 2.00%, 01/20/2042	9,435	8,883
Series 2005-74, Class HB 7.50%, 09/16/2035	159	163
Series 2005-74, Class HC 7.50%, 09/16/2035	1,793	1,857
		613,326
Total Collateralized Mortgage Obligations (cost $5,246,731)		4,665,081
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 23.0%
U.S. Government — 9.0%
United States Treasury Bonds
1.13%, 08/15/2040	93,000	57,754
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.25%, 05/15/2050	$ 591,000	$ 318,055
1.38%, 08/15/2050	190,000	105,576
2.25%, 08/15/2046	50,000	35,385
2.50%, 02/15/2045	5,000	3,764
2.88%, 08/15/2045	370,000	297,908
3.00%, 08/15/2052	415,000	341,921
3.13%, 08/15/2044	600,000	506,977
3.38%, 05/15/2044(5)(6)	1,015,000	894,984
4.00%, 11/15/2042 to 11/15/2052	470,000	462,841
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	10,704	6,923
0.88%, 02/15/2047(7)	43,204	35,385
United States Treasury Notes
1.75%, 03/15/2025	45,000	42,521
2.75%, 05/15/2025	605,000	583,400
3.25%, 06/30/2029	130,000	124,404
4.13%, 11/15/2032	200,000	204,094
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	495,082	453,222
0.63%, 07/15/2032(7)	420,475	385,120
0.75%, 07/15/2028(7)	94,966	90,459
		4,950,693
U.S. Government Agency — 14.0%
Federal Home Loan Bank
2.00%, 01/01/2052	232,538	189,495
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 01/01/2052	475,809	403,532
3.00%, 08/01/2027	1,414	1,366
3.50%, 03/01/2042 to 09/01/2043	21,944	20,553
4.00%, 10/01/2043	9,943	9,535
4.50%, 01/01/2039	394	389
5.00%, 05/01/2034	6,137	6,246
5.50%, 07/01/2034 to 05/01/2037	2,954	3,014
6.00%, 08/01/2026	3,105	3,155
6.50%, 05/01/2029	368	382
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037	428	425
Federal National Mtg. Assoc.
2.00%, 02/01/2052 to 06/01/2052	1,224,183	996,817
2.50%, 02/01/2043 to 03/01/2043	86,926	74,922
2.97%, 06/01/2027	98,455	92,472
3.00%, 12/01/2027 to 01/01/2028	6,676	6,424
4.50%, 01/01/2039 to 05/01/2041	10,770	10,632
5.00%, 05/01/2035 to 07/01/2040	13,612	13,737
5.50%, 12/01/2029 to 06/01/2038	83,257	85,486
6.00%, 12/01/2033 to 11/01/2038	6,404	6,626
7.00%, 06/01/2037	4,728	5,040
Federal National Mtg. Assoc. FRS
3.09%, (12 ML+1.57%), 05/01/2037	550	555
4.07%, (12 ML+1.82%), 10/01/2040	538	546
Government National Mtg. Assoc.
2.00%, February 30 TBA	50,000	41,892
2.50%, February 30 TBA	350,000	303,225
3.00%, February 30 TBA	750,000	667,636
3.50%, February 30 TBA	425,000	390,412
4.00%, 07/15/2041 to 10/15/2041	14,592	14,031
4.00%, February 30 TBA	75,000	70,957
4.50%, 06/15/2041	32,537	32,299
4.50%, February 30 TBA	225,000	218,230
6.00%, 11/15/2028	5,319	5,461
7.00%, 07/15/2033	2,219	2,298

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Uniform Mtg. Backed Securities
1.50%, February 15 TBA		$ 175,000	$ 151,486
2.00%, February 15 TBA		175,000	155,615
2.00%, February 30 TBA		200,000	162,692
2.50%, February 30 TBA		1,750,000	1,481,400
3.00%, February 30 TBA		250,000	219,342
4.00%, February 30 TBA		425,000	398,506
4.50%, February 30 TBA		1,575,000	1,515,554
			7,762,385
Total U.S. Government & Agency Obligations (cost $13,905,395)			12,713,078
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Sovereign — 1.5%
Arab Republic of Egypt
6.38%, 04/11/2031	EUR	100,000	74,161
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	95,506
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	84,332
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	38,722
2.75%, 04/14/2041	EUR	25,000	14,973
3.38%, 02/08/2038	EUR	25,000	18,037
4.63%, 04/03/2049	EUR	42,000	32,435
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	100,000	79,235
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	57,475
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	77,729
Republic of North Macedonia
2.75%, 01/18/2025	EUR	100,000	99,581
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	72,801
United Mexican States
1.45%, 10/25/2033	EUR	130,000	98,637
Total Foreign Government Obligations (cost $1,336,023)			843,624
MUNICIPAL SECURITIES — 0.8%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	4,687
6.14%, 12/01/2039		15,000	12,821
6.32%, 11/01/2029		45,000	42,269
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,363
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		70,000	63,534
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		65,000	59,680
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		30,000	28,053
Security Description	Shares or Principal Amount	Value

5.18%, 11/15/2049	$ 35,000	$ 30,205
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	10,000	10,697
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	70,000	67,275
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	85,000	88,849
State of California General Obligation Bonds
7.30%, 10/01/2039	15,000	18,223
State of Illinois General Obligation Bonds
4.95%, 06/01/2023	17,727	17,736
5.00%, 01/01/2023	10,000	10,000
Total Municipal Securities (cost $509,874)		462,392
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	35
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNH (Expiration Date: 07/21/2023; Strike Price: CNH 7.53 Counterparty: JPMorgan Chase Bank)	5,499,263	14,051
Over the Counter call option on the USD vs. CNH (Expiration Date: 08/23/2023; Strike Price: CNH 7.57 Counterparty: Standard Chartered Bank)	6,267,004	19,459
Over the Counter call option on the USD vs. CNH (Expiration Date: 10/09/2023; Strike Price: USD 7.87; Counterparty: Goldman Sachs International)	46,638	109
Total Purchased Options (cost $55,505)		33,619
Total Long-Term Investment Securities (cost $70,085,604)		59,952,923
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(8)	55,000	55,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	80,000	80,000
BNP Paribas SA Joint Repurchase Agreement(8)	65,000	65,000

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(8)	$ 55,000	$ 55,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	50,000	50,000
Total Repurchase Agreements (cost $305,000)		305,000
TOTAL INVESTMENTS (cost $70,390,604)	108.8%	60,257,923
Other assets less liabilities	(8.8)	(4,886,433)
NET ASSETS	100.0%	$55,371,490
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At December 31, 2022, the aggregate value of these securities was $7,645,633 representing 13.8% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2022.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	2.28	103,000	USD	103,000	Fixed 1.000%	Quarterly	Jun 2027	$5,081	$233	$5,314
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	E-Mini Russell 2000 Index	March 2023	$ 176,739	$ 177,090	$ 351
2	Short	Euro Buxl 30 Year Bonds	March 2023	347,466	289,534	57,932
3	Short	Euro-BUND	March 2023	453,495	426,885	26,610
6	Short	Euro-Schatz	March 2023	684,137	677,081	7,056

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
21	Short	U.S. Treasury 10 Year Notes	March 2023	2,364,848	$2,358,234	$ 6,614
10	Short	U.S. Treasury 2 Year Notes	March 2023	2,059,837	2,050,781	9,056
10	Short	U.S. Treasury Long Bonds	March 2023	1,257,342	1,253,439	3,903
						$111,522
						Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	March 2023	$498,884	$472,570	$(26,314)
8	Long	U.S. Treasury 5 Year Notes	March 2023	864,750	863,438	(1,312)
6	Long	U.S. Treasury Ultra 10 Year Notes	March 2023	713,961	709,688	(4,273)
						$(31,899)
Net Unrealized Appreciation (Depreciation)						$79,623
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	731,000	USD	773,497	03/15/2023	$—	$(12,754)
Goldman Sachs International	BRL	496,000	USD	91,530	03/15/2023	—	(1,187)
Unrealized Appreciation (Depreciation)						$—	$(13,941)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$2,808,291	$—	$0	$2,808,291
Other Industries	28,971,360	—	—	28,971,360
Corporate Bonds & Notes	—	7,068,331	—	7,068,331
Asset Backed Securities	—	2,387,112	—	2,387,112
Collateralized Mortgage Obligations	—	4,665,081	—	4,665,081
U.S. Government & Agency Obligations	—	12,713,078	—	12,713,078
Foreign Government Obligations	—	843,624	—	843,624
Municipal Securities	—	462,392	—	462,392
Escrows and Litigation Trusts	—	35	—	35
Purchased Options	—	33,619	—	33,619
Repurchase Agreements	—	305,000	—	305,000
Total Investments at Value	$31,779,651	$28,478,272	$0	$60,257,923
Other Financial Instruments:†
Swaps	$—	$233	$—	$233
Futures Contracts	111,522	—	—	111,522
Total Other Financial Instruments	$111,522	$233	$—	$111,755
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$31,899	$—	$—	$31,899
Forward Foreign Currency Contracts	—	13,941	—	13,941
Total Other Financial Instruments	$31,899	$13,941	$—	$45,840
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 21.0%
Advertising — 0.1%
Lamar Media Corp.
4.88%, 01/15/2029	$ 35,000	$ 32,136
Aerospace/Defense — 0.4%
Boeing Co.
5.04%, 05/01/2027	15,000	14,835
5.15%, 05/01/2030	16,000	15,610
L3Harris Technologies, Inc.
3.85%, 06/15/2023	40,000	39,765
Lockheed Martin Corp.
5.10%, 11/15/2027	50,000	51,102
Northrop Grumman Corp.
5.15%, 05/01/2040	11,000	10,691
		132,003
Agriculture — 0.4%
BAT Capital Corp.
4.74%, 03/16/2032	55,000	48,803
BAT International Finance PLC
4.45%, 03/16/2028	10,000	9,262
Cargill, Inc.
4.00%, 06/22/2032*	14,000	12,895
Philip Morris International, Inc.
5.13%, 11/17/2027	25,000	25,182
5.63%, 11/17/2029	10,000	10,145
Reynolds American, Inc.
5.70%, 08/15/2035	25,000	22,566
		128,853
Apparel — 0.3%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	26,807
William Carter Co.
5.63%, 03/15/2027*	95,000	91,126
		117,933
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	12,000	10,099
Banks — 4.1%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,838
2.57%, 10/20/2032	20,000	15,664
2.69%, 04/22/2032	105,000	84,040
2.97%, 02/04/2033	35,000	28,197
3.19%, 07/23/2030	75,000	64,506
4.95%, 07/22/2028	25,000	24,416
5.02%, 07/22/2033	15,000	14,241
Citigroup, Inc.
1.28%, 11/03/2025	35,000	32,250
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	50,000	38,795
2.62%, 04/22/2032	100,000	79,749
2.65%, 10/21/2032	5,000	3,948
3.81%, 04/23/2029	30,000	27,403
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	192,951
JPMorgan Chase & Co.
2.55%, 11/08/2032	45,000	35,569
2.58%, 04/22/2032	15,000	12,016
3.51%, 01/23/2029	25,000	22,688
3.70%, 05/06/2030	65,000	58,297
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.96%, 01/29/2027	$ 40,000	$ 38,130
4.01%, 04/23/2029	15,000	13,877
4.59%, 04/26/2033	5,000	4,629
4.85%, 07/25/2028	35,000	34,117
4.91%, 07/25/2033	5,000	4,761
Morgan Stanley
1.59%, 05/04/2027	70,000	61,406
1.79%, 02/13/2032	60,000	45,094
1.93%, 04/28/2032	30,000	22,636
2.24%, 07/21/2032	30,000	23,016
2.48%, 01/21/2028	35,000	31,099
2.51%, 10/20/2032	5,000	3,913
3.59%, 07/22/2028	50,000	45,863
4.21%, 04/20/2028	25,000	23,777
4.43%, 01/23/2030	10,000	9,307
4.68%, 07/17/2026	25,000	24,571
4.89%, 07/20/2033	5,000	4,698
Wells Fargo & Co.
3.00%, 10/23/2026	130,000	120,148
3.35%, 03/02/2033	35,000	29,484
3.91%, 04/25/2026	15,000	14,579
4.81%, 07/25/2028	25,000	24,417
4.90%, 07/25/2033	95,000	90,206
		1,408,296
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/2039	20,000	19,956
Constellation Brands, Inc.
3.15%, 08/01/2029	8,000	7,011
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	26,000	24,185
		51,152
Biotechnology — 0.2%
CSL Finance PLC
4.05%, 04/27/2029*	20,000	18,851
4.25%, 04/27/2032*	12,000	11,299
Royalty Pharma PLC
1.75%, 09/02/2027	5,000	4,232
2.15%, 09/02/2031	35,000	26,468
2.20%, 09/02/2030	10,000	7,816
3.55%, 09/02/2050	15,000	9,586
		78,252
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	48,734
Standard Industries, Inc.
4.38%, 07/15/2030*	65,000	52,970
4.75%, 01/15/2028*	40,000	35,996
		137,700
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	24,658
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,196
		28,854
Commercial Services — 0.6%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,308

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Howard University
2.80%, 10/01/2030	$ 5,000	$ 4,170
2.90%, 10/01/2031	25,000	20,477
3.48%, 10/01/2041	10,000	7,250
Service Corp. International
3.38%, 08/15/2030	55,000	44,710
5.13%, 06/01/2029	62,000	58,127
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	37,906
		195,948
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	90,000	79,737
Diversified Financial Services — 0.9%
Capital One Financial Corp.
1.88%, 11/02/2027	55,000	47,899
5.25%, 07/26/2030	50,000	47,617
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	149,045
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,668
4.95%, 06/15/2052	3,000	2,785
Navient Corp.
7.25%, 09/25/2023	31,000	30,975
OneMain Finance Corp.
6.13%, 03/15/2024	10,000	9,673
		297,662
Electric — 2.1%
AES Corp.
3.30%, 07/15/2025*	25,000	23,573
Alabama Power Co.
3.45%, 10/01/2049	25,000	18,009
4.15%, 08/15/2044	10,000	8,275
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	15,000	11,610
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,058
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,377
Dominion Energy, Inc.
5.38%, 11/15/2032	20,000	19,824
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,521
Duke Energy Corp.
2.55%, 06/15/2031	35,000	28,518
4.50%, 08/15/2032	25,000	23,418
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	12,556
Duke Energy Progress LLC
3.70%, 10/15/2046	15,000	11,354
4.00%, 04/01/2052	10,000	7,999
4.38%, 03/30/2044	21,000	18,057
Edison International
6.95%, 11/15/2029	10,000	10,443
Emera, Inc.
6.75%, 06/15/2076	15,000	14,403
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,113
Security Description	Shares or Principal Amount	Value

Electric (continued)
Evergy, Inc.
2.45%, 09/15/2024	$ 15,000	$ 14,240
2.90%, 09/15/2029	10,000	8,635
Eversource Energy
3.38%, 03/01/2032	11,000	9,576
Georgia Power Co.
4.30%, 03/15/2042	8,000	6,869
4.70%, 05/15/2032	10,000	9,641
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	5,000	4,845
ITC Holdings Corp.
2.95%, 05/14/2030*	20,000	16,871
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	13,000	10,498
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	20,000	19,829
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	37,000	36,380
NRG Energy, Inc.
2.45%, 12/02/2027*	18,000	14,914
Oglethorpe Power Corp.
4.50%, 04/01/2047*	10,000	7,939
Pacific Gas & Electric Co.
2.50%, 02/01/2031	20,000	15,518
4.95%, 07/01/2050	65,000	50,365
5.25%, 03/01/2052	10,000	8,164
5.90%, 06/15/2032	40,000	39,032
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	17,859
Sempra Energy
3.40%, 02/01/2028	25,000	23,202
3.70%, 04/01/2029	3,000	2,734
3.80%, 02/01/2038	2,000	1,640
4.00%, 02/01/2048	5,000	3,896
Southern California Edison Co.
2.75%, 02/01/2032	6,000	5,024
2.85%, 08/01/2029	15,000	13,037
4.00%, 04/01/2047	10,000	7,815
4.13%, 03/01/2048	5,000	3,990
4.70%, 06/01/2027	35,000	34,272
5.85%, 11/01/2027	5,000	5,146
Southern Co.
2.95%, 07/01/2023	10,000	9,903
3.25%, 07/01/2026	30,000	28,209
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	48,178
4.60%, 06/01/2032	8,000	7,640
		731,969
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,532
Entertainment — 0.3%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052*	75,000	54,523
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	60,294
		114,817

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	$ 90,000	$ 85,275
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,627
Kellogg Co.
3.40%, 11/15/2027	20,000	18,599
Mondelez International, Inc.
3.00%, 03/17/2032	12,000	10,264
		43,490
Gas — 0.1%
NiSource, Inc.
3.49%, 05/15/2027	25,000	23,548
3.60%, 05/01/2030	14,000	12,466
		36,014
Healthcare-Products — 0.7%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	49,975
Baxter International, Inc.
2.54%, 02/01/2032	45,000	35,748
GE Healthcare Technologies, Inc.
5.86%, 03/15/2030*	100,000	102,336
Hologic, Inc.
4.63%, 02/01/2028*	48,000	45,230
		233,289
Healthcare-Services — 0.7%
Centene Corp.
2.45%, 07/15/2028	15,000	12,661
4.63%, 12/15/2029	80,000	73,107
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,351
Humana, Inc.
3.70%, 03/23/2029	30,000	27,466
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,623
3.00%, 06/01/2051	20,000	13,621
Sutter Health
3.36%, 08/15/2050	14,000	9,489
UnitedHealth Group, Inc.
2.75%, 05/15/2040	12,000	8,706
3.50%, 08/15/2039	5,000	4,086
4.20%, 05/15/2032	15,000	14,239
4.95%, 05/15/2062	5,000	4,679
5.25%, 02/15/2028	25,000	25,556
5.35%, 02/15/2033	20,000	20,634
5.88%, 02/15/2053	10,000	10,797
6.05%, 02/15/2063	5,000	5,426
		238,441
Home Builders — 0.2%
PulteGroup, Inc.
5.50%, 03/01/2026	44,000	44,157
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	40,000	37,454
		81,611
Insurance — 0.4%
Athene Global Funding
2.65%, 10/04/2031*	45,000	34,378
Security Description	Shares or Principal Amount	Value

Insurance (continued)
2.72%, 01/07/2029*	$ 30,000	$ 24,772
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	55,000	45,750
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	8,000	6,460
4.75%, 03/15/2039	6,000	5,513
Unum Group
4.13%, 06/15/2051	5,000	3,407
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,455
		139,735
Internet — 0.4%
Gen Digital, Inc.
5.00%, 04/15/2025*	70,000	68,087
6.75%, 09/30/2027*	5,000	4,900
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	77,610
		150,597
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	61,789
Iron/Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/2027	10,000	10,047
6.80%, 11/29/2032	5,000	4,972
Steel Dynamics, Inc.
3.45%, 04/15/2030	5,000	4,396
		19,415
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	30,000	25,206
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	57,831
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	10,000	6,408
3.90%, 06/01/2052	5,000	3,139
4.40%, 04/01/2033	25,000	21,391
4.80%, 03/01/2050	5,000	3,630
5.13%, 07/01/2049	28,000	21,173
6.48%, 10/23/2045	15,000	13,527
Comcast Corp.
3.25%, 11/01/2039	27,000	21,034
3.40%, 07/15/2046	5,000	3,662
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	15,927
Discovery Communications LLC
3.80%, 03/13/2024	21,000	20,513
3.90%, 11/15/2024	35,000	33,872
4.00%, 09/15/2055	23,000	13,820
5.20%, 09/20/2047	15,000	11,142
5.30%, 05/15/2049	35,000	26,463
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	35,000	29,006

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
4.38%, 03/15/2043	$ 25,000	$ 17,215
4.95%, 01/15/2031	35,000	31,105
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	80,000	71,035
Time Warner Cable LLC
4.50%, 09/15/2042	25,000	18,303
5.88%, 11/15/2040	30,000	26,137
		466,333
Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	61,000	51,953
3.28%, 12/01/2028	5,000	4,281
3.57%, 12/01/2031	10,000	8,241
4.13%, 05/01/2025	15,000	14,566
Xerox Holdings Corp.
5.50%, 08/15/2028*	25,000	20,006
		99,047
Oil & Gas — 0.9%
Apache Corp.
4.88%, 11/15/2027	30,000	27,253
BP Capital Markets America, Inc.
2.94%, 06/04/2051	15,000	9,876
3.00%, 02/24/2050	10,000	6,670
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	3,936
Continental Resources, Inc.
5.75%, 01/15/2031*	10,000	9,309
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	17,000	16,915
Ecopetrol SA
4.63%, 11/02/2031	30,000	22,915
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	15,000	14,475
4.88%, 03/30/2026*	10,000	9,229
5.88%, 03/30/2031*	30,000	26,138
EQT Corp.
5.70%, 04/01/2028	5,000	4,973
Equinor ASA
3.63%, 04/06/2040	15,000	12,328
3.70%, 04/06/2050	5,000	3,943
Hess Corp.
7.13%, 03/15/2033	3,000	3,231
7.30%, 08/15/2031	15,000	16,286
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	48,380
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,031
6.63%, 08/15/2037	5,000	5,029
7.38%, 11/01/2031	30,000	31,932
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,253
3.00%, 11/26/2051	2,000	1,354
3.25%, 04/06/2050	15,000	10,759
Viper Energy Partners LP
5.38%, 11/01/2027*	28,000	26,586
		323,801
Packaging & Containers — 0.4%
Ball Corp.
4.00%, 11/15/2023	100,000	98,012
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Graphic Packaging International LLC
4.75%, 07/15/2027*	$ 40,000	$ 37,650
		135,662
Pharmaceuticals — 0.0%
CVS Health Corp.
5.13%, 07/20/2045	15,000	13,671
Pipelines — 0.8%
Energy Transfer LP
5.55%, 02/15/2028	35,000	34,718
5.75%, 02/15/2033	15,000	14,675
6.13%, 12/15/2045	14,000	12,953
Enterprise Products Operating LLC
4.25%, 02/15/2048	5,000	4,012
4.95%, 10/15/2054	10,000	8,323
EQM Midstream Partners LP
4.13%, 12/01/2026	35,000	31,131
MPLX LP
1.75%, 03/01/2026	5,000	4,457
4.95%, 09/01/2032 to 03/14/2052	27,000	24,713
5.20%, 03/01/2047	5,000	4,244
NGPL PipeCo LLC
3.25%, 07/15/2031*	15,000	12,201
ONEOK, Inc.
3.10%, 03/15/2030	20,000	16,760
3.40%, 09/01/2029	20,000	17,285
6.10%, 11/15/2032	15,000	14,999
6.35%, 01/15/2031	5,000	5,080
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	23,000	19,989
Targa Resources Corp.
4.20%, 02/01/2033	15,000	12,906
6.25%, 07/01/2052	15,000	14,156
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	8,678
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	13,699
Williams Cos., Inc.
4.65%, 08/15/2032	18,000	16,756
		291,735
REITS — 0.6%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,088
2.40%, 03/15/2025	5,000	4,704
3.65%, 03/15/2027	15,000	14,010
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,643
EPR Properties
4.95%, 04/15/2028	35,000	29,861
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	5,000	3,997
4.00%, 01/15/2031	20,000	17,156
5.30%, 01/15/2029	5,000	4,732
5.75%, 06/01/2028	15,000	14,708
SBA Tower Trust
2.84%, 01/15/2050*	40,000	37,701

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
VICI Properties LP
4.95%, 02/15/2030	$ 29,000	$ 27,605
5.13%, 05/15/2032	20,000	18,519
		199,724
Retail — 0.7%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,568
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	48,288
5.63%, 01/01/2030*	40,000	35,603
Gap, Inc.
3.63%, 10/01/2029*	55,000	38,797
3.88%, 10/01/2031*	65,000	45,345
Home Depot, Inc.
3.30%, 04/15/2040	8,000	6,370
4.50%, 09/15/2032	12,000	11,717
Lowe's Cos., Inc.
5.00%, 04/15/2033	13,000	12,691
McDonald's Corp.
3.35%, 04/01/2023	15,000	14,943
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	25,000	24,164
		251,486
Semiconductors — 0.7%
Broadcom, Inc.
3.42%, 04/15/2033*	33,000	26,456
4.00%, 04/15/2029*	25,000	22,711
4.30%, 11/15/2032	15,000	13,220
Intel Corp.
3.05%, 08/12/2051	5,000	3,237
3.10%, 02/15/2060	10,000	6,163
4.00%, 08/05/2029	50,000	47,561
4.90%, 08/05/2052	20,000	17,693
Marvell Technology, Inc.
2.45%, 04/15/2028	13,000	11,004
2.95%, 04/15/2031	20,000	16,087
Micron Technology, Inc.
6.75%, 11/01/2029	15,000	15,237
NVIDIA Corp.
3.50%, 04/01/2040	15,000	12,147
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	14,914
5.55%, 12/01/2028	10,000	9,987
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	16,069
4.38%, 10/15/2029	5,000	4,421
		236,907
Software — 1.0%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	72,870
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	54,450
MSCI, Inc.
4.00%, 11/15/2029*	10,000	8,710
Open Text Corp.
3.88%, 12/01/2029*	50,000	40,209
6.90%, 12/01/2027*	20,000	20,000
Oracle Corp.
2.30%, 03/25/2028	20,000	17,324
Security Description	Shares or Principal Amount	Value

Software (continued)
3.60%, 04/01/2040	$ 11,000	$ 8,070
3.85%, 04/01/2060	58,000	38,537
4.00%, 07/15/2046	5,000	3,644
4.10%, 03/25/2061	5,000	3,471
6.15%, 11/09/2029	25,000	25,949
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	46,820
		340,054
Telecommunications — 0.5%
AT&T, Inc.
3.55%, 09/15/2055	26,000	17,348
3.65%, 06/01/2051 to 09/15/2059	22,000	15,425
3.80%, 12/01/2057	25,000	17,248
4.50%, 05/15/2035	10,000	9,091
Nokia Oyj
6.63%, 05/15/2039	15,000	14,237
Rogers Communications, Inc.
4.55%, 03/15/2052*	17,000	13,180
T-Mobile USA, Inc.
2.05%, 02/15/2028	40,000	34,353
Verizon Communications, Inc.
2.85%, 09/03/2041	15,000	10,323
3.15%, 03/22/2030	35,000	30,865
4.27%, 01/15/2036	6,000	5,341
		167,411
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	32,992
4.00%, 07/15/2025*	10,000	9,567
4.40%, 07/01/2027*	20,000	18,979
		61,538
Total Corporate Bonds & Notes (cost $8,227,331)		7,267,174
ASSET BACKED SECURITIES — 7.2%
Auto Loan Receivables — 0.7%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	38,458
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	30,382	29,921
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	68,711	67,558
Series 2020-1A, Class D 2.73%, 12/15/2025*	24,797	24,311
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,011
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,428
Series 2019-3A, Class D 2.72%, 11/15/2024*	39,709	39,450
		237,137

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 5.44%, (1 ML+1.58%), 10/25/2034	$ 8,081	$ 7,712
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.49%, (1 ML+0.10%), 02/25/2037	27,044	13,770
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 4.89%, (1 ML+0.50%), 11/25/2036	164,607	152,219
		173,701
Other Asset Backed Securities — 6.0%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	65,737	58,931
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(1)	64,168	58,636
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.46%, 10/15/2024*	11,078	10,988
Atrium XII FRS
Series 12A, Class AR 5.15%, (3 ML+0.83%), 04/22/2027*	209,122	206,861
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 5.34%, (3 ML+1.10%), 04/20/2034*	250,000	242,511
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,250	40,960
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,625	42,004
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,600	54,523
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	93,891
KKR CLO, Ltd. FRS
Series 22A, Class A 5.39%, (3 ML+1.15%), 07/20/2031*	250,000	245,506
Madison Park Funding CLO XXXVIII, Ltd. FRS
Series 2021-38A, Class A 5.20%, (3 ML+1.12%), 07/17/2034*	250,000	243,708
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	63,212	56,976
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	81,553	72,827
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 4.52%, (1 ML+0.13%), 05/25/2037	56,489	42,362
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	21,887
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	105,930	85,101
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.21%, (3 ML+1.13%), 04/15/2034*	100,000	96,669
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 5.32%, (3 ML+1.24%), 04/15/2034*	$ 100,000	$ 96,920
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	67,683	61,186
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(1)	70,181	62,027
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(1)	69,576	61,200
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	83,725	67,593
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,500	42,786
		2,066,053
Total Asset Backed Securities (cost $2,552,849)		2,476,891
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%
Commercial and Residential — 12.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	111,409
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	18,335	17,055
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	22,006	18,063
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	43,814	35,982
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	27,285	24,069
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	39,142	32,327
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(2)(3)	821,700	22,713
Series 2019-BN20, Class XA 0.81%, 09/15/2062(2)(3)	902,421	37,454
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 5.29%, (1 ML+0.98%), 08/15/2036*	152,000	149,317
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(2)	20,000	20,518
Series 2022-C18, Class A5 5.71%, 12/15/2055(2)	10,000	10,463
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.22%, 02/25/2036(2)	34,966	30,205
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.51%, 07/15/2051(2)(3)	352,807	5,975
Series 2018-B1, Class XA 0.53%, 01/15/2051(2)(3)	154,297	3,057
Series 2018-B8, Class XA 0.63%, 01/15/2052(2)(3)	922,538	25,211

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2019-B10, Class XA 1.22%, 03/15/2062(2)(3)	$ 335,698	$ 17,376
Series 2020-B22, Class XA 1.52%, 01/15/2054(2)(3)	163,322	14,137
Series 2020-B18, Class XA 1.79%, 07/15/2053(2)(3)	99,587	7,813
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.74%, (1 Yr USTYCR+2.40%), 03/25/2036	14,621	13,464
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	35,149	28,334
Series 2021-HX1, Class A1 1.11%, 10/25/2066*(2)	75,909	60,562
COMM Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	125,105	119,180
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	136,084	130,971
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	150,000	146,596
Series 2014-CR17, Class A5 3.98%, 05/10/2047	65,000	63,403
Series 2013-300P, Class A1 4.35%, 08/10/2030*	195,000	188,543
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	19,953	10,572
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	60,417	58,018
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.72%, 06/15/2057(2)(3)	1,022,617	12,855
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	55,059	44,224
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	92,128	79,041
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	27,391	24,321
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	114,362
Series 2016-C1, Class ASB 3.04%, 05/10/2049	56,110	53,724
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.71%, 09/15/2053(2)(3)	100,567	6,979
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 4.20%, 05/25/2035(2)	26,190	23,521
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(2)	59,527	46,264
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	$ 125,000	$ 109,273
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	29,307
GS Mtg. Securities Corp. Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	136,805
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.32%, 07/10/2051(2)(3)	1,181,013	18,006
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	97,000	89,997
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.67%, 02/13/2053(2)(3)	994,281	32,349
GSR Mtg. Loan Trust VRS
Series 2006-AR2, Class 3A1 3.00%, 04/25/2036(2)	3,574	2,410
Series 2007-AR1, Class 2A1 3.47%, 03/25/2047(2)	10,627	6,915
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 4.93%, (1 ML+0.27%), 05/25/2035	20,096	18,433
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(1)	93,651	85,025
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,579
Series 2013-C16, Class A4 4.17%, 12/15/2046	68,000	67,041
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(1)	69,486	69,362
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 6.17%, (1 ML+1.80%), 02/01/2026*	46,049	45,357
Series 2019-3, Class A1 7.87%, (1 ML+3.50%), 04/01/2024*	40,673	40,401
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 3.05%, 02/25/2035(2)	5,487	5,111
Series 2005-A1, Class 2A1 4.18%, 12/25/2034(2)	5,778	5,582
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(2)	53,967	43,808
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	33,026	28,494
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(2)(3)	210,920	2,808
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.33%, 06/15/2050(2)(3)	101,516	3,815

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	$ 20,515	$ 8,869
MortgageIT Trust FRS
Series 2005-4, Class A1 4.95%, (1 ML+0.56%), 10/25/2035	26,140	24,211
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.14%, (1 ML+0.75%), 01/25/2048*	34,674	33,243
Series 2017-5A, Class A1 5.89%, (1 ML+1.50%), 06/25/2057*	25,430	24,867
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(2)	17,275	15,563
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	36,373	33,622
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	28,722	26,590
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	28,171	25,714
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	49,234	46,273
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	49,726	46,589
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	39,469	37,247
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	26,656	24,772
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	45,419	42,437
Series 2018-1A, Class A1A 4.00%, 12/25/2057*(2)	33,431	31,351
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	77,150	61,522
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	7,977	6,961
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	84,766	72,641
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	82,036	74,282
Series 2021-3, Class A1 1.87%, 04/25/2026*(1)	69,765	62,197
Series 2021-4, Class A1 1.87%, 04/25/2026*(1)	71,773	64,268
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	74,218	66,812
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	87,447
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	53,688	43,175
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	55,978	44,329
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	86,959	72,046
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(1)	$ 100,000	$ 94,569
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	15,516	15,255
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	6,261	6,180
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	36,144	34,469
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	93,776	74,869
UBS-Barclays Commercial Mtg. Trust
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(2)	36,056	32,684
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	81,709	68,561
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	105,000	101,944
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.88%, 09/15/2057(2)(3)	539,462	10,581
Series 2015-NXS1, Class D 4.15%, 05/15/2048(2)	10,000	8,541
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(2)	9,729	8,365
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,280	141,513
Series 2014-C19, Class A5 4.10%, 03/15/2047	55,111	53,882
		4,399,397
U.S. Government Agency — 1.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	75,011
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(2)(3)	199,309	7,417
Series K064, Class X1 0.60%, 03/25/2027(2)(3)	345,957	7,346
Series K124, Class X1 0.72%, 12/25/2030(2)(3)	289,310	12,722
Series K122, Class X1 0.88%, 11/25/2030(2)(3)	99,667	5,180
Series K121, Class X1 1.02%, 10/25/2030(2)(3)	122,762	7,238
Series K104, Class X1 1.12%, 01/25/2030(2)(3)	187,141	11,333
Series K114, Class X1 1.12%, 06/25/2030(2)(3)	229,037	14,755
Series K111, Class X1 1.57%, 05/25/2030(2)(3)	99,493	8,831

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	$ 10,299	$ 9,898
Series 3964, Class MD 2.00%, 01/15/2041	866	825
Series 5170, Class DP 2.00%, 07/25/2050	52,073	43,991
Series 4961, Class JB 2.50%, 12/15/2042	28,603	25,650
Series 3883, Class PB 3.00%, 05/15/2041	9,281	8,603
Series 1577, Class PK 6.50%, 09/15/2023	115	115
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	17,463	15,961
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 6.04%, (1 ML+1.65%), 04/25/2043*	1,417	1,415
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	16,309	14,961
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 6.54%, (1 ML+2.15%), 09/25/2031*	1,435	1,431
Series 2019-HRP1, Class M2 6.54%, (1 ML+2.15%), 11/25/2039*	11,932	11,662
Series 2017-C01, Class 1M2 7.94%, (1 ML+3.55%), 07/25/2029	15,806	16,124
Series 2016-C07, Class 2M2 8.74%, (1 ML+4.35%), 05/25/2029	27,048	27,862
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	10,175	9,663
Series 2011-117, Class MA 2.00%, 08/25/2040	1,035	994
Series 2012-21, Class PQ 2.00%, 09/25/2041	5,685	5,128
Series 2012-18, Class GA 2.00%, 12/25/2041	10,281	9,167
Series 2016-11, Class GA 2.50%, 03/25/2046	14,567	13,315
Series 2019-54, Class KC 2.50%, 09/25/2049	51,898	47,186
Series 2015-48, Class QB 3.00%, 02/25/2043	13,309	12,621
Series 2016-38, Class NA 3.00%, 01/25/2046	7,252	6,579
Series 2017-34, Class JK 3.00%, 05/25/2047	5,946	5,628
Series 2019-45, Class PT 3.00%, 08/25/2049	20,502	18,526
Series 2012-52, Class PA 3.50%, 05/25/2042	8,833	8,326
Series 2012-120, Class ZB 3.50%, 11/25/2042	49,932	45,921
Series 2017-26, Class CG 3.50%, 07/25/2044	9,437	9,165
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2018-23, Class LA 3.50%, 04/25/2048	$ 19,569	$ 17,950
Series 2019-7, Class JA 3.50%, 03/25/2049	19,476	18,342
Series 2019-14, Class CA 3.50%, 04/25/2049	22,142	21,043
Series 2017-35, Class AH 3.50%, 04/25/2053	10,341	10,054
Series 2017-84, Class KA 3.50%, 04/25/2053	11,079	10,708
Series 2018-70, Class HA 3.50%, 10/25/2056	14,260	13,689
Series 2019-12, Class HA 3.50%, 11/25/2057	20,273	19,165
Series 2017-49, Class JA 4.00%, 07/25/2053	9,454	9,243
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	7,788	7,597
Series 2015-151, Class BA 1.70%, 10/20/2045	2,636	2,603
Series 2013-37, Class LG 2.00%, 01/20/2042	10,411	9,802
Series 2005-74, Class HA 7.50%, 09/16/2035	5	5
Series 2005-74, Class HB 7.50%, 09/16/2035	1,593	1,628
		662,379
Total Collateralized Mortgage Obligations (cost $5,669,396)		5,061,776
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 37.0%
U.S. Government — 12.9%
United States Treasury Bonds
1.13%, 08/15/2040	99,000	61,481
2.25%, 08/15/2046	175,000	123,847
2.50%, 02/15/2045(4)	298,000	224,350
2.88%, 08/15/2045	400,000	322,062
3.00%, 11/15/2045 to 08/15/2052	685,000	564,150
3.13%, 08/15/2044	505,000	426,705
3.38%, 08/15/2042	205,000	183,219
3.38%, 05/15/2044(5)	495,000	436,470
4.00%, 11/15/2042 to 11/15/2052	485,000	477,750
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	42,816	27,694
United States Treasury Notes
2.75%, 08/15/2032	100,000	91,062
4.13%, 10/31/2027	110,000	110,404
4.25%, 10/15/2025	435,000	434,660
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	518,381	474,550
0.63%, 07/15/2032(6)	430,731	394,514
0.75%, 07/15/2028(6)	106,836	101,766
		4,454,684
U.S. Government Agency — 24.1%
Federal Home Loan Mtg. Corp.
2.00%, 05/01/2051	390,770	318,998
2.50%, 01/01/2028 to 12/01/2051	322,260	273,913
3.00%, 08/01/2027	11,168	10,796

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.50%, 03/01/2042 to 09/01/2043		$ 38,326	$ 35,895
4.00%, 09/01/2040 to 10/01/2043		20,695	19,849
4.50%, 01/01/2039		768	759
5.00%, 05/01/2034		10,267	10,434
5.50%, 05/01/2037 to 06/01/2037		3,654	3,794
6.50%, 05/01/2029 to 07/01/2035		1,314	1,361
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037		778	773
Federal National Mtg. Assoc.
2.00%, 12/01/2051 to 04/01/2052		1,063,849	866,417
2.50%, 04/01/2028 to 08/01/2052		109,920	95,747
2.66%, 03/01/2027		389,412	361,932
3.00%, 10/01/2027 to 01/01/2028		18,588	17,891
4.00%, 11/01/2025		595	581
4.50%, 01/01/2039 to 05/01/2041		18,115	17,948
5.00%, 05/01/2035 to 07/01/2040		6,766	6,835
5.50%, 12/01/2029 to 06/01/2038		22,523	23,099
6.00%, 06/01/2026 to 05/01/2034		34,807	35,582
6.50%, 06/01/2035 to 10/01/2037		12,600	12,930
7.00%, 06/01/2037		4,914	5,239
Federal National Mtg. Assoc. FRS
3.09%, (12 ML+1.57%), 05/01/2037		977	985
4.07%, (12 ML+1.82%), 10/01/2040		1,027	1,043
Government National Mtg. Assoc.
2.00%, February 30 TBA		75,000	62,838
2.50%, February 30 TBA		425,000	368,202
3.00%, February 30 TBA		700,000	623,127
3.50%, February 30 TBA		435,000	399,598
4.00%, 09/15/2040 to 11/15/2040		25,721	24,785
4.00%, February 30 TBA		125,000	118,262
4.50%, 02/15/2039 to 08/15/2041		37,770	37,494
5.50%, 05/15/2036		4,234	4,295
6.00%, 09/15/2032 to 12/15/2033		16,591	17,527
7.00%, 07/15/2033 to 11/15/2033		5,484	5,693
Uniform Mtg. Backed Securities
1.50%, February 15 TBA		200,000	173,127
2.00%, February 15 TBA		200,000	177,846
2.00%, February 30 TBA		225,000	183,029
2.50%, February 30 TBA		1,850,000	1,566,052
3.00%, February 30 TBA		325,000	285,145
4.00%, February 30 TBA		465,000	436,012
4.50%, February 30 TBA		1,775,000	1,708,005
			8,313,838
Total U.S. Government & Agency Obligations (cost $13,755,375)			12,768,522
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Sovereign — 2.4%
Arab Republic of Egypt
6.38%, 04/11/2031	EUR	100,000	74,161
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	98,155
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	84,332
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	98,433
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	41,701
2.75%, 04/14/2041	EUR	25,000	14,973
3.38%, 02/08/2038	EUR	25,000	18,036
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
4.63%, 04/03/2049	EUR	42,000	$ 32,435
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	100,000	79,235
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	57,475
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	77,729
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	72,801
United Mexican States
1.45%, 10/25/2033	EUR	100,000	75,875
Total Foreign Government Obligations (cost $1,293,936)			825,341
MUNICIPAL SECURITIES — 1.5%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		$ 5,000	4,687
6.14%, 12/01/2039		15,000	12,821
6.32%, 11/01/2029		45,000	42,269
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,363
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	72,610
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		75,000	68,862
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	32,728
5.18%, 11/15/2049		35,000	30,205
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		14,000	14,976
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		80,000	76,885
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		100,000	104,528
State of California General Obligation Bonds
7.30%, 10/01/2039		10,000	12,149
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		19,091	19,101
5.00%, 01/01/2023		10,000	10,000
Total Municipal Securities (cost $560,181)			510,184
COMMON STOCKS — 31.4%
Advertising — 1.7%
Trade Desk, Inc., Class A†		12,772	572,569

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology — 3.2%
Illumina, Inc.†	1,997	$ 403,794
Royalty Pharma PLC, Class A	18,114	715,865
		1,119,659
Chemicals — 0.6%
Sherwin-Williams Co.	925	219,530
Commercial Services — 2.2%
Adyen NV*†	330	455,125
Block, Inc.†	4,935	310,116
		765,241
Diversified Financial Services — 0.6%
Intercontinental Exchange, Inc.	1,970	202,102
Healthcare-Products — 0.4%
Intuitive Surgical, Inc.†	460	122,061
Internet — 10.4%
Airbnb, Inc., Class A†	1,235	105,593
Amazon.com, Inc.†	6,357	533,988
Chewy, Inc., Class A†	12,215	452,932
DoorDash, Inc., Class A†	10,109	493,521
MercadoLibre, Inc.†	364	308,031
Meta Platforms, Inc., Class A†	1,594	191,822
Okta, Inc.†	1,291	88,214
Pinterest, Inc., Class A†	5,403	131,185
Shopify, Inc., Class A†	15,838	549,737
Uber Technologies, Inc.†	29,888	739,130
		3,594,153
Miscellaneous Manufacturing — 0.8%
Axon Enterprise, Inc.†	1,619	268,641
Retail — 0.6%
Floor & Decor Holdings, Inc., Class A†	2,707	188,488
Semiconductors — 2.1%
ASML Holding NV	1,253	684,639
NVIDIA Corp.	376	54,949
		739,588
Software — 8.8%
Cloudflare, Inc., Class A†	12,205	551,788
Datadog, Inc., Class A†	7,185	528,097
ROBLOX Corp., Class A†	16,916	481,429
Snowflake, Inc., Class A†	5,281	758,035
Veeva Systems, Inc., Class A†	1,157	186,717
Zoom Video Communications, Inc., Class A†	755	51,144
ZoomInfo Technologies, Inc.†	16,318	491,335
		3,048,545
Total Common Stocks (cost $14,408,031)		10,840,577
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	$ 19,000	66
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNH (Expiration Date: 07/21/2023; Strike Price: CNH 7.53 Counterparty: JPMorgan Chase Bank)	2,703,690	$ 6,908
Over the Counter call option on the USD vs. CNH (Expiration Date: 08/23/2023; Strike Price: CNH 7.57 Counterparty: Standard Chartered Bank)	3,104,281	9,639
Over the Counter call option on the USD vs. CNH (Expiration Date: 10/09/2023; Strike Price: USD 7.87; Counterparty: Goldman Sachs International)	22,526	53
Total Purchased Options (cost $27,390)		16,600
Total Long-Term Investment Securities (cost $46,494,489)		39,767,131
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 90,000	90,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	110,000	110,000
BNP Paribas SA Joint Repurchase Agreement(7)	100,000	100,000
Deutsche Bank AG Joint Repurchase Agreement(7)	90,000	90,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	80,000	80,000
Total Repurchase Agreements (cost $470,000)		470,000
TOTAL INVESTMENTS (cost $46,964,489)	116.6%	40,237,131
Other assets less liabilities	(16.6)	(5,743,115)
NET ASSETS	100.0%	$34,494,016
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At December 31, 2022, the aggregate value of these securities was $7,769,050 representing 22.5% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2022.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	2.28%	103,000	USD	103,000	Fixed 1.000%	Quarterly	Jun 2027	$5,081	$233	$5,314
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro Buxl 30 Year Bonds	March 2023	$ 347,466	$ 289,535	$ 57,931
3	Short	Euro-BUND	March 2023	453,495	426,885	26,610
6	Short	Euro-Schatz	March 2023	684,137	677,080	7,057
4	Short	U.S. Treasury 10 Year Notes	March 2023	450,438	449,188	1,250
7	Short	U.S. Treasury 2 Year Notes	March 2023	1,441,345	1,435,547	5,798
18	Short	U.S. Treasury 5 Year Notes	March 2023	1,959,147	1,942,735	16,412
10	Short	U.S. Treasury Long Bonds	March 2023	1,257,342	1,253,437	3,905
						$118,963
						Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	March 2023	$498,884	$472,571	$(26,313)
3	Long	U.S. Treasury Ultra 10 Year Notes	March 2023	357,109	354,843	(2,266)
4	Long	U.S. Treasury Ultra Bonds	March 2023	541,324	537,250	(4,074)
						$(32,653)
Net Unrealized Appreciation (Depreciation)						$86,310
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	711,000	USD	752,335	03/15/2023	$—	$(12,405)
Goldman Sachs International	BRL	508,000	USD	93,744	03/15/2023	—	(1,216)
Unrealized Appreciation (Depreciation)						$—	$(13,621)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,267,174	$—	$7,267,174
Asset Backed Securities	—	2,476,891	—	2,476,891
Collateralized Mortgage Obligations	—	5,061,776	—	5,061,776
U.S. Government & Agency Obligations	—	12,768,522	—	12,768,522
Foreign Government Obligations	—	825,341	—	825,341
Municipal Securities	—	510,184	—	510,184
Common Stocks	10,840,577	—	—	10,840,577
Escrows and Litigation Trusts	—	66	—	66
Purchased Options	—	16,600	—	16,600
Repurchase Agreements	—	470,000	—	470,000
Total Investments at Value	$10,840,577	$29,396,554	$—	$40,237,131
Other Financial Instruments:†
Swaps	$—	$233	$—	$233
Futures Contracts	118,963	—	—	118,963
Total Other Financial Instruments	$118,963	$233	$—	$119,196
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$32,653	$—	$—	$32,653
Forward Foreign Currency Contracts	—	13,621	—	13,621
Total Other Financial Instruments	$32,653	$13,621	$—	$46,274
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 25.7%
Advertising — 0.1%
Lamar Media Corp.
4.88%, 01/15/2029	$ 35,000	$ 32,136
Aerospace/Defense — 0.5%
Boeing Co.
5.04%, 05/01/2027	15,000	14,835
5.15%, 05/01/2030	17,000	16,586
L3Harris Technologies, Inc.
3.85%, 06/15/2023	40,000	39,765
Lockheed Martin Corp.
5.10%, 11/15/2027	50,000	51,102
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,579
		136,867
Agriculture — 0.5%
BAT Capital Corp.
4.74%, 03/16/2032	60,000	53,239
BAT International Finance PLC
4.45%, 03/16/2028	17,000	15,745
Cargill, Inc.
4.00%, 06/22/2032*	15,000	13,816
Philip Morris International, Inc.
5.13%, 11/17/2027	25,000	25,183
5.63%, 11/17/2029	10,000	10,145
Reynolds American, Inc.
5.70%, 08/15/2035	20,000	18,053
		136,181
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	26,807
William Carter Co.
5.63%, 03/15/2027*	90,000	86,330
		113,137
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	15,000	12,623
Banks — 5.2%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,838
2.30%, 07/21/2032	20,000	15,402
2.57%, 10/20/2032	20,000	15,664
2.69%, 04/22/2032	105,000	84,040
3.19%, 07/23/2030	100,000	86,008
4.95%, 07/22/2028	25,000	24,416
5.02%, 07/22/2033	15,000	14,241
Citigroup, Inc.
1.28%, 11/03/2025	30,000	27,643
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	45,000	34,916
2.62%, 04/22/2032	60,000	47,849
2.65%, 10/21/2032	5,000	3,948
3.81%, 04/23/2029	30,000	27,403
4.02%, 10/31/2038	10,000	8,222
4.48%, 08/23/2028	70,000	67,089
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	192,951
JPMorgan Chase & Co.
2.55%, 11/08/2032	25,000	19,761
2.58%, 04/22/2032	15,000	12,016
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.51%, 01/23/2029	$ 20,000	$ 18,151
3.70%, 05/06/2030	55,000	49,328
3.96%, 01/29/2027	25,000	23,831
4.01%, 04/23/2029	73,000	67,535
4.59%, 04/26/2033	5,000	4,629
4.85%, 07/25/2028	35,000	34,117
4.91%, 07/25/2033	5,000	4,761
Morgan Stanley
1.59%, 05/04/2027	65,000	57,020
1.79%, 02/13/2032	70,000	52,609
1.93%, 04/28/2032	42,000	31,690
2.24%, 07/21/2032	25,000	19,180
2.48%, 01/21/2028	35,000	31,099
2.51%, 10/20/2032	5,000	3,913
2.70%, 01/22/2031	5,000	4,132
3.13%, 07/27/2026	11,000	10,260
3.59%, 07/22/2028	20,000	18,345
4.21%, 04/20/2028	20,000	19,022
4.43%, 01/23/2030	10,000	9,307
4.68%, 07/17/2026	25,000	24,571
4.89%, 07/20/2033	5,000	4,698
Wells Fargo & Co.
3.00%, 10/23/2026	120,000	110,906
3.35%, 03/02/2033	55,000	46,332
3.91%, 04/25/2026	30,000	29,157
4.81%, 07/25/2028	25,000	24,417
4.90%, 07/25/2033	80,000	75,963
		1,460,380
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/2039	27,000	26,941
Constellation Brands, Inc.
3.15%, 08/01/2029	8,000	7,011
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	27,000	25,115
		59,067
Biotechnology — 0.3%
CSL Finance PLC
4.05%, 04/27/2029*	13,000	12,253
4.25%, 04/27/2032*	18,000	16,949
Royalty Pharma PLC
1.75%, 09/02/2027	5,000	4,232
2.15%, 09/02/2031	43,000	32,518
2.20%, 09/02/2030	10,000	7,816
3.55%, 09/02/2050	20,000	12,781
		86,549
Building Materials — 0.5%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	48,734
Standard Industries, Inc.
3.38%, 01/15/2031*	10,000	7,525
4.38%, 07/15/2030*	50,000	40,746
4.75%, 01/15/2028*	40,000	35,996
		133,001
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	24,658

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Sherwin-Williams Co.
4.50%, 06/01/2047	$ 5,000	$ 4,196
		28,854
Commercial Services — 0.7%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,308
Howard University
2.80%, 10/01/2030	15,000	12,510
2.90%, 10/01/2031	10,000	8,191
3.48%, 10/01/2041	15,000	10,875
Service Corp. International
3.38%, 08/15/2030	50,000	40,645
5.13%, 06/01/2029	77,000	72,190
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	37,906
		205,625
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	90,000	79,737
Diversified Financial Services — 1.1%
Capital One Financial Corp.
1.88%, 11/02/2027	60,000	52,254
5.25%, 07/26/2030	50,000	47,617
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	149,045
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	6,000	5,801
4.60%, 03/15/2033	2,000	1,912
4.95%, 06/15/2052	5,000	4,641
Navient Corp.
7.25%, 09/25/2023	27,000	26,978
OneMain Finance Corp.
6.13%, 03/15/2024	10,000	9,673
		297,921
Electric — 2.6%
AES Corp.
3.30%, 07/15/2025*	25,000	23,573
Alabama Power Co.
3.45%, 10/01/2049	15,000	10,806
4.15%, 08/15/2044	15,000	12,413
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	7,740
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,058
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,377
Dominion Energy, Inc.
5.38%, 11/15/2032	21,000	20,815
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,521
Duke Energy Corp.
2.55%, 06/15/2031	30,000	24,444
4.50%, 08/15/2032	25,000	23,418
Duke Energy Indiana LLC
2.75%, 04/01/2050	30,000	18,834
Duke Energy Progress LLC
3.70%, 10/15/2046	15,000	11,354
Security Description	Shares or Principal Amount	Value

Electric (continued)
4.00%, 04/01/2052	$ 10,000	$ 7,999
4.38%, 03/30/2044	15,000	12,898
Edison International
6.95%, 11/15/2029	10,000	10,443
Emera, Inc.
6.75%, 06/15/2076	15,000	14,403
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,113
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,240
2.90%, 09/15/2029	10,000	8,635
Georgia Power Co.
4.30%, 03/15/2042	12,000	10,304
4.70%, 05/15/2032	10,000	9,641
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	10,000	9,690
ITC Holdings Corp.
2.95%, 05/14/2030*	17,000	14,340
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	10,000	8,075
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	20,000	19,829
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	37,000	36,380
NRG Energy, Inc.
2.45%, 12/02/2027*	18,000	14,914
Oglethorpe Power Corp.
4.50%, 04/01/2047*	15,000	11,909
Pacific Gas & Electric Co.
2.50%, 02/01/2031	35,000	27,156
4.95%, 07/01/2050	60,000	46,490
5.25%, 03/01/2052	10,000	8,164
5.90%, 06/15/2032	40,000	39,032
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	17,859
Sempra Energy
3.40%, 02/01/2028	30,000	27,843
3.80%, 02/01/2038	2,000	1,640
4.00%, 02/01/2048	5,000	3,896
Southern California Edison Co.
2.75%, 02/01/2032	30,000	25,118
2.85%, 08/01/2029	2,000	1,738
4.00%, 04/01/2047	7,000	5,470
4.13%, 03/01/2048	5,000	3,990
4.70%, 06/01/2027	30,000	29,376
5.85%, 11/01/2027	5,000	5,146
Southern Co.
2.95%, 07/01/2023	10,000	9,903
3.25%, 07/01/2026	25,000	23,508
3.70%, 04/30/2030	5,000	4,513
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	48,178
4.60%, 06/01/2032	10,000	9,550
		733,736
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,532
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032*	5,000	4,119

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
5.14%, 03/15/2052*	$ 69,000	$ 50,160
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	55,988
		110,267
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	80,538
Food — 0.2%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,627
Kellogg Co.
3.40%, 11/15/2027	20,000	18,598
Mondelez International, Inc.
3.00%, 03/17/2032	15,000	12,831
		46,056
Gas — 0.1%
NiSource, Inc.
3.49%, 05/15/2027	30,000	28,257
3.60%, 05/01/2030	15,000	13,356
		41,613
Healthcare-Products — 0.8%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	45,432
Baxter International, Inc.
2.54%, 02/01/2032	45,000	35,748
GE Healthcare Technologies, Inc.
5.86%, 03/15/2030*	100,000	102,336
Hologic, Inc.
4.63%, 02/01/2028*	44,000	41,461
		224,977
Healthcare-Services — 0.8%
Centene Corp.
2.45%, 07/15/2028	15,000	12,661
4.63%, 12/15/2029	80,000	73,107
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,351
Humana, Inc.
3.70%, 03/23/2029	30,000	27,466
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,623
3.00%, 06/01/2051	18,000	12,259
Sutter Health
3.36%, 08/15/2050	13,000	8,811
UnitedHealth Group, Inc.
2.75%, 05/15/2040	20,000	14,510
3.50%, 08/15/2039	10,000	8,173
4.20%, 05/15/2032	15,000	14,239
4.95%, 05/15/2062	5,000	4,679
5.25%, 02/15/2028	5,000	5,111
5.35%, 02/15/2033	20,000	20,634
5.88%, 02/15/2053	10,000	10,797
6.05%, 02/15/2063	5,000	5,426
		225,847
Home Builders — 0.3%
PulteGroup, Inc.
5.50%, 03/01/2026	42,000	42,149
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	$ 37,000	$ 34,645
		76,794
Insurance — 0.5%
Athene Global Funding
2.65%, 10/04/2031*	45,000	34,378
2.72%, 01/07/2029*	29,000	23,947
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	56,000	46,581
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	11,000	10,108
Unum Group
4.13%, 06/15/2051	10,000	6,813
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,455
		141,282
Internet — 0.5%
Gen Digital, Inc.
5.00%, 04/15/2025*	70,000	68,087
6.75%, 09/30/2027*	5,000	4,900
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	77,610
		150,597
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	61,789
Iron/Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/2027	10,000	10,047
6.80%, 11/29/2032	5,000	4,972
Steel Dynamics, Inc.
3.45%, 04/15/2030	5,000	4,396
		19,415
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	29,000	24,366
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	57,831
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 04/01/2033	25,000	21,392
4.80%, 03/01/2050	35,000	25,408
5.13%, 07/01/2049	13,000	9,830
6.48%, 10/23/2045	20,000	18,036
Comcast Corp.
3.20%, 07/15/2036	10,000	8,106
3.25%, 11/01/2039	19,000	14,802
3.40%, 07/15/2046	5,000	3,662
Cox Communications, Inc.
2.60%, 06/15/2031*	23,000	18,316
Discovery Communications LLC
4.00%, 09/15/2055	31,000	18,627
5.20%, 09/20/2047	15,000	11,142

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
5.30%, 05/15/2049	$ 40,000	$ 30,244
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	25,000	20,821
4.38%, 03/15/2043	25,000	17,215
4.95%, 01/15/2031	43,000	38,215
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	75,000	66,596
Time Warner Cable LLC
4.50%, 09/15/2042	4,000	2,928
5.88%, 11/15/2040	45,000	39,205
		422,376
Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	5,000	4,439
3.25%, 02/15/2029	64,000	54,508
3.57%, 12/01/2031	10,000	8,241
4.13%, 05/01/2025	10,000	9,711
Xerox Holdings Corp.
5.50%, 08/15/2028*	20,000	16,005
		92,904
Oil & Gas — 1.1%
Apache Corp.
4.88%, 11/15/2027	30,000	27,253
BP Capital Markets America, Inc.
2.94%, 06/04/2051	18,000	11,851
3.00%, 02/24/2050	5,000	3,335
3.63%, 04/06/2030	2,000	1,835
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	3,936
Continental Resources, Inc.
5.75%, 01/15/2031*	10,000	9,309
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	12,000	11,839
Ecopetrol SA
4.63%, 11/02/2031	30,000	22,915
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	10,000	9,650
4.88%, 03/30/2026*	10,000	9,229
5.88%, 03/30/2031*	30,000	26,138
EQT Corp.
5.70%, 04/01/2028	5,000	4,973
Equinor ASA
3.63%, 04/06/2040	10,000	8,219
3.70%, 04/06/2050	10,000	7,886
Hess Corp.
7.13%, 03/15/2033	3,000	3,231
7.30%, 08/15/2031	15,000	16,286
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	48,380
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,031
6.63%, 08/15/2037	5,000	5,029
7.38%, 11/01/2031	30,000	31,932
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,253
3.00%, 11/26/2051	5,000	3,386
3.25%, 04/06/2050	13,000	9,325
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Viper Energy Partners LP
5.38%, 11/01/2027*	$ 27,000	$ 25,637
		313,858
Packaging & Containers — 0.5%
Ball Corp.
4.00%, 11/15/2023	100,000	98,012
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	37,650
		135,662
Pharmaceuticals — 0.0%
CVS Health Corp.
4.13%, 04/01/2040	5,000	4,160
5.13%, 07/20/2045	12,000	10,937
		15,097
Pipelines — 1.0%
Energy Transfer LP
5.55%, 02/15/2028	35,000	34,718
5.75%, 02/15/2033	10,000	9,784
6.13%, 12/15/2045	18,000	16,654
Enterprise Products Operating LLC
4.25%, 02/15/2048	5,000	4,012
4.95%, 10/15/2054	10,000	8,323
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	26,683
MPLX LP
4.95%, 09/01/2032 to 03/14/2052	31,000	28,464
5.20%, 03/01/2047	5,000	4,244
NGPL PipeCo LLC
3.25%, 07/15/2031*	15,000	12,201
ONEOK, Inc.
3.10%, 03/15/2030	24,000	20,112
3.40%, 09/01/2029	15,000	12,964
6.10%, 11/15/2032	15,000	14,999
6.35%, 01/15/2031	5,000	5,080
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	25,000	21,727
Targa Resources Corp.
4.20%, 02/01/2033	15,000	12,906
6.25%, 07/01/2052	15,000	14,156
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	8,000	6,942
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	13,699
Williams Cos., Inc.
4.65%, 08/15/2032	20,000	18,618
		286,286
REITS — 0.7%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,088
2.40%, 03/15/2025	10,000	9,408
2.70%, 04/15/2031	5,000	4,070
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,643
EPR Properties
4.95%, 04/15/2028	30,000	25,595

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031	$ 15,000	$ 12,867
5.30%, 01/15/2029	25,000	23,659
5.75%, 06/01/2028	10,000	9,805
SBA Tower Trust
2.84%, 01/15/2050*	40,000	37,701
VICI Properties LP
4.95%, 02/15/2030	26,000	24,750
5.13%, 05/15/2032	20,000	18,519
		193,105
Retail — 0.9%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,568
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	43,898
5.63%, 01/01/2030*	40,000	35,603
Gap, Inc.
3.63%, 10/01/2029*	52,000	36,681
3.88%, 10/01/2031*	58,000	40,462
Home Depot, Inc.
3.30%, 04/15/2040	8,000	6,370
4.50%, 09/15/2032	13,000	12,693
Lowe's Cos., Inc.
5.00%, 04/15/2033	15,000	14,643
McDonald's Corp.
3.35%, 04/01/2023	20,000	19,925
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	23,000	22,231
		246,074
Semiconductors — 0.8%
Broadcom, Inc.
3.42%, 04/15/2033*	33,000	26,456
4.00%, 04/15/2029*	30,000	27,253
4.30%, 11/15/2032	15,000	13,220
Intel Corp.
3.05%, 08/12/2051	10,000	6,475
3.10%, 02/15/2060	5,000	3,082
4.00%, 08/05/2029	55,000	52,317
4.90%, 08/05/2052	20,000	17,693
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	12,697
2.95%, 04/15/2031	20,000	16,087
Micron Technology, Inc.
6.75%, 11/01/2029	10,000	10,158
NVIDIA Corp.
3.50%, 04/01/2040	17,000	13,767
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	14,914
5.55%, 12/01/2028	10,000	9,986
Qorvo, Inc.
3.38%, 04/01/2031*	10,000	8,034
4.38%, 10/15/2029	10,000	8,842
		240,981
Software — 1.2%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	72,870
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	54,450
Security Description	Shares or Principal Amount	Value

Software (continued)
MSCI, Inc.
4.00%, 11/15/2029*	$ 10,000	$ 8,710
Open Text Corp.
3.88%, 12/01/2029*	50,000	40,209
6.90%, 12/01/2027*	20,000	20,000
Oracle Corp.
2.30%, 03/25/2028	25,000	21,654
3.60%, 04/01/2040	11,000	8,070
3.85%, 04/01/2060	54,000	35,880
4.10%, 03/25/2061	15,000	10,413
6.15%, 11/09/2029	25,000	25,949
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	46,820
		345,025
Telecommunications — 0.6%
AT&T, Inc.
3.55%, 09/15/2055	73,000	48,709
3.80%, 12/01/2057	5,000	3,450
4.50%, 05/15/2035	5,000	4,545
Nokia Oyj
6.63%, 05/15/2039	15,000	14,237
Rogers Communications, Inc.
4.55%, 03/15/2052*	17,000	13,180
T-Mobile USA, Inc.
2.05%, 02/15/2028	26,000	22,330
5.20%, 01/15/2033	10,000	9,910
Verizon Communications, Inc.
2.85%, 09/03/2041	22,000	15,140
3.15%, 03/22/2030	35,000	30,864
		162,365
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	32,992
4.00%, 07/15/2025*	10,000	9,567
4.40%, 07/01/2027*	21,000	19,928
		62,487
Total Corporate Bonds & Notes (cost $8,223,271)		7,255,107
ASSET BACKED SECURITIES — 9.4%
Auto Loan Receivables — 0.8%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	38,458
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	30,381	29,921
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	64,670	63,584
Series 2020-1A, Class D 2.73%, 12/15/2025*	24,797	24,311
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,011

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	$ 30,000	$ 28,428
Series 2019-3A, Class D 2.72%, 11/15/2024*	36,400	36,162
		229,875
Credit Card Receivables — 0.3%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	100,000	95,406
Home Equity — 0.6%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 5.44%, (1 ML+1.58%), 10/25/2034	1,616	1,542
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.49%, (1 ML+0.10%), 02/25/2037	32,678	16,638
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 4.89%, (1 ML+0.50%), 11/25/2036	160,492	148,414
		166,594
Other Asset Backed Securities — 7.7%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	65,737	58,931
Atrium XII FRS
Series 12A, Class AR 5.15%, (3 ML+0.83%), 04/22/2027*	209,122	206,861
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 5.34%, (3 ML+1.10%), 04/20/2034*	250,000	242,511
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 5.55%, (3 ML+1.19%), 01/25/2035*	250,000	241,538
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,250	40,960
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,600	54,523
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	93,891
Madison Park Funding CLO XXXVIII, Ltd. FRS
Series 2021-38A, Class A 5.20%, (3 ML+1.12%), 07/17/2034*	250,000	243,708
MF1, Ltd. FRS
Series 2022-FL8, Class AS 5.58%, (SOFR30A+1.75%), 02/19/2037*	100,000	95,406
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(1)	62,270	56,217
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	63,212	56,976
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	$ 81,553	$ 72,827
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 4.52%, (1 ML+0.13%), 05/25/2037	65,561	49,165
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	21,887
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	106,920	85,896
TICP CLO III-2, Ltd. FRS
Series 2018-3R, Class A 5.08%, (3 ML+0.84%), 04/20/2028*	77,418	77,154
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(1)	63,947	55,375
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.21%, (3 ML+1.13%), 04/15/2034*	100,000	96,669
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 5.32%, (3 ML+1.24%), 04/15/2034*	100,000	96,920
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	67,683	61,186
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(1)	70,180	62,027
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	78,800	63,617
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,500	42,786
		2,177,031
Total Asset Backed Securities (cost $2,753,504)		2,668,906
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.5%
Commercial and Residential — 14.1%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	111,409
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(2)	49,318	40,228
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	18,335	17,055
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	22,006	18,063
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	41,076	33,734
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	24,913	21,976
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	39,142	32,327
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(2)(3)	821,700	22,714
Series 2019-BN20, Class XA 0.81%, 09/15/2062(2)(3)	902,421	37,454

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 5.29%, (1 ML+0.98%), 08/15/2036*	$ 153,000	$ 150,299
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(2)	15,000	14,431
Series 2022-C18, Class A4 5.44%, 12/15/2055(2)	20,000	20,518
Series 2022-C18, Class A5 5.71%, 12/15/2055(2)	10,000	10,463
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.22%, 02/25/2036(2)	41,553	35,896
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.51%, 07/15/2051(2)(3)	352,807	5,975
Series 2018-B1, Class XA 0.53%, 01/15/2051(2)(3)	155,760	3,086
Series 2018-B8, Class XA 0.63%, 01/15/2052(2)(3)	922,538	25,211
Series 2019-B10, Class XA 1.22%, 03/15/2062(2)(3)	312,989	16,200
Series 2020-B22, Class XA 1.52%, 01/15/2054(2)(3)	158,343	13,706
Series 2020-B18, Class XA 1.79%, 07/15/2053(2)(3)	99,587	7,813
BX Trust FRS
Series 2022-PSB, Class A 6.79%, (TSFR1M+2.45%), 08/15/2039*	34,600	34,532
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 6.87%, (1 ML+2.55%), 12/15/2037*	100,000	95,228
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/11/2047	75,000	73,519
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.74%, (1 Yr USTYCR+2.40%), 03/25/2036	16,143	14,867
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	35,149	28,334
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	79,306	61,308
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	136,136	131,021
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	149,000	145,619
Series 2014-CR17, Class A5 3.98%, 05/10/2047	75,000	73,157
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	21,795	11,548
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	57,237	54,964
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.72%, 06/15/2057(2)(3)	$1,014,571	$ 12,754
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	71,892	55,453
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	27,391	24,321
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	114,362
Series 2016-C1, Class ASB 3.04%, 05/10/2049	56,110	53,724
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.71%, 09/15/2053(2)(3)	99,571	6,910
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 4.20%, 05/25/2035(2)	29,183	26,209
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	58,790	46,756
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	160,000	139,870
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	38,504
GS Mtg. Securities Corp. Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	136,805
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.32%, 07/10/2051(2)(3)	1,107,323	16,882
GSR Mtg. Loan Trust VRS
Series 2006-AR2, Class 3A1 3.00%, 04/25/2036(2)	4,288	2,892
Series 2007-AR1, Class 2A1 3.47%, 03/25/2047(2)	10,627	6,915
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 4.93%, (1 ML+0.27%), 05/25/2035	21,053	19,311
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	78,179
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,579
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(1)	82,272	74,365
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(1)	69,486	69,362
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 6.17%, (1 ML+1.80%), 02/01/2026*	46,049	45,357

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 3.05%, 02/25/2035(2)	$ 5,225	$ 4,867
Series 2005-A1, Class 2A1 4.18%, 12/25/2034(2)	6,128	5,920
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	33,026	28,494
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	18,319	17,986
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(2)(3)	210,920	2,808
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.33%, 06/15/2050(2)(3)	112,355	4,222
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,874	8,159
MortgageIT Trust FRS
Series 2005-4, Class A1 4.95%, (1 ML+0.56%), 10/25/2035	27,258	25,247
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.14%, (1 ML+0.75%), 01/25/2048*	33,479	32,097
Series 2017-5A, Class A1 5.89%, (1 ML+1.50%), 06/25/2057*	25,597	25,029
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	36,373	33,622
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	27,764	25,704
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	28,196	25,737
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	49,694	46,706
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	50,910	47,698
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	39,469	37,247
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	26,656	24,772
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	45,419	42,437
Series 2018-1A, Class A1A 4.00%, 12/25/2057*(2)	33,431	31,351
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	77,150	61,522
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	3,886	3,392
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	82,036	74,282
Series 2021-4, Class A1 1.87%, 04/25/2026*(1)	71,773	64,268
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	$ 74,218	$ 66,812
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	82,844
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	86,959	72,046
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	14,604	14,358
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	6,261	6,180
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	34,019	32,443
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	93,776	74,869
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(1)	90,934	79,032
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	47,564	39,498
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	56,864
Series 2014-LC16, Class A5 3.82%, 08/15/2050	80,000	77,672
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.88%, 09/15/2057(2)(3)	539,462	10,581
Series 2015-NXS1, Class D 4.15%, 05/15/2048(2)	10,000	8,541
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(2)	10,337	8,888
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,000	141,240
Series 2014-LC14, Class A5 4.05%, 03/15/2047	130,000	127,530
Series 2014-C19, Class A5 4.10%, 03/15/2047	60,000	58,662
		3,985,792
U.S. Government Agency — 2.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	77,859
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(2)(3)	204,292	7,602
Series K064, Class X1 0.60%, 03/25/2027(2)(3)	350,570	7,444
Series K124, Class X1 0.72%, 12/25/2030(2)(3)	270,355	11,889
Series K122, Class X1 0.88%, 11/25/2030(2)(3)	99,667	5,180

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K121, Class X1 1.02%, 10/25/2030(2)(3)	$ 117,812	$ 6,947
Series K104, Class X1 1.12%, 01/25/2030(2)(3)	182,217	11,035
Series K114, Class X1 1.12%, 06/25/2030(2)(3)	214,099	13,793
Series K111, Class X1 1.57%, 05/25/2030(2)(3)	99,493	8,831
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	9,892	9,507
Series 3964, Class MD 2.00%, 01/15/2041	119	114
Series 5170, Class DP 2.00%, 07/25/2050	52,073	43,991
Series 4961, Class JB 2.50%, 12/15/2042	28,603	25,650
Series 3883, Class PB 3.00%, 05/15/2041	9,388	8,702
Series 1577, Class PK 6.50%, 09/15/2023	184	184
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	17,463	15,961
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 6.04%, (1 ML+1.65%), 04/25/2043*	1,417	1,415
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	16,309	14,961
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 6.54%, (1 ML+2.15%), 09/25/2031*	1,435	1,431
Series 2019-HRP1, Class M2 6.54%, (1 ML+2.15%), 11/25/2039*	11,932	11,662
Series 2017-C01, Class 1M2 7.94%, (1 ML+3.55%), 07/25/2029	15,806	16,124
Series 2016-C07, Class 2M2 8.74%, (1 ML+4.35%), 05/25/2029	27,047	27,861
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	9,825	9,330
Series 2011-117, Class MA 2.00%, 08/25/2040	714	686
Series 2012-21, Class PQ 2.00%, 09/25/2041	5,685	5,128
Series 2012-18, Class GA 2.00%, 12/25/2041	10,281	9,167
Series 2016-11, Class GA 2.50%, 03/25/2046	14,567	13,315
Series 2019-54, Class KC 2.50%, 09/25/2049	49,166	44,702
Series 2015-48, Class QB 3.00%, 02/25/2043	13,478	12,780
Series 2016-38, Class NA 3.00%, 01/25/2046	7,252	6,579
Series 2017-34, Class JK 3.00%, 05/25/2047	5,946	5,628
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-45, Class PT 3.00%, 08/25/2049	$ 20,502	$ 18,526
Series 2012-52, Class PA 3.50%, 05/25/2042	8,834	8,326
Series 2012-120, Class ZB 3.50%, 11/25/2042	49,932	45,921
Series 2017-26, Class CG 3.50%, 07/25/2044	9,437	9,165
Series 2018-23, Class LA 3.50%, 04/25/2048	19,569	17,950
Series 2019-7, Class JA 3.50%, 03/25/2049	19,476	18,342
Series 2019-14, Class CA 3.50%, 04/25/2049	24,357	23,147
Series 2017-35, Class AH 3.50%, 04/25/2053	9,733	9,463
Series 2017-84, Class KA 3.50%, 04/25/2053	10,386	10,038
Series 2018-70, Class HA 3.50%, 10/25/2056	14,260	13,689
Series 2019-12, Class HA 3.50%, 11/25/2057	21,962	20,762
Series 2017-49, Class JA 4.00%, 07/25/2053	9,454	9,243
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	7,476	7,294
Series 2015-151, Class BA 1.70%, 10/20/2045	2,636	2,603
Series 2013-37, Class LG 2.00%, 01/20/2042	10,411	9,802
Series 2005-74, Class HA 7.50%, 09/16/2035	10	10
Series 2005-74, Class HB 7.50%, 09/16/2035	584	597
Series 2005-74, Class HC 7.50%, 09/16/2035	636	658
		660,994
Total Collateralized Mortgage Obligations (cost $5,199,755)		4,646,786
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 48.4%
U.S. Government — 19.3%
United States Treasury Bonds
1.13%, 08/15/2040	71,000	44,092
1.25%, 05/15/2050	553,000	297,605
1.38%, 08/15/2050	20,000	11,113
1.63%, 11/15/2050	260,000	154,700
1.75%, 08/15/2041	235,000	160,819
2.00%, 08/15/2051	145,000	94,941
2.25%, 08/15/2046	115,000	81,385
2.50%, 02/15/2045	230,000	173,156
2.88%, 08/15/2045	295,000	237,521
3.00%, 05/15/2045(4)(5)	370,000	304,816
3.00%, 11/15/2045 to 08/15/2052	677,000	557,516
3.13%, 08/15/2044	440,000	371,783
3.38%, 08/15/2042 to 05/15/2044	720,000	638,284
4.00%, 11/15/2042 to 11/15/2052	494,000	486,650
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	58,872	38,079

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
United States Treasury Notes
1.75%, 03/15/2025	$ 325,000	$ 307,100
2.75%, 08/15/2032	225,000	204,891
2.88%, 06/15/2025	345,000	333,451
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	477,609	437,226
0.63%, 07/15/2032(6)	435,859	399,210
0.75%, 07/15/2028(6)	108,023	102,897
		5,437,235
U.S. Government Agency — 29.1%
Federal Home Loan Bank
2.00%, 01/01/2052	602,985	491,371
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 04/01/2052	338,906	288,452
3.00%, 08/01/2027 to 08/01/2043	51,640	47,138
3.50%, 02/01/2042 to 09/01/2043	12,215	11,433
4.00%, 10/01/2043	3,824	3,667
4.50%, 01/01/2039	348	344
5.00%, 05/01/2034	2,522	2,547
5.50%, 07/01/2034 to 08/01/2037	11,744	12,126
6.50%, 05/01/2029	739	765
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037	369	367
Federal National Mtg. Assoc.
2.00%, 11/01/2051 to 04/01/2052	689,747	562,057
2.50%, 02/01/2043 to 04/01/2052	173,432	148,570
2.66%, 03/01/2027	199,455	185,380
3.00%, 01/01/2028	2,980	2,871
4.50%, 01/01/2039 to 05/01/2041	8,402	8,285
5.00%, 07/01/2040	6,856	6,935
5.50%, 12/01/2029 to 06/01/2038	6,029	6,195
6.00%, 06/01/2026 to 06/01/2040	12,390	12,681
6.50%, 11/01/2035 to 10/01/2037	1,593	1,647
7.00%, 06/01/2037	4,914	5,239
Federal National Mtg. Assoc. FRS
3.09%, (12 ML+1.57%), 05/01/2037	479	484
4.07%, (12 ML+1.82%), 10/01/2040	489	497
Government National Mtg. Assoc.
2.00%, February 30 TBA	425,000	356,080
2.50%, February 30 TBA	325,000	281,566
3.00%, February 30 TBA	775,000	689,891
3.50%, February 30 TBA	210,000	192,909
4.00%, 10/15/2040 to 10/15/2041	24,210	23,438
4.00%, February 30 TBA	150,000	141,915
4.50%, 06/15/2041	38,466	38,183
5.00%, 01/15/2033 to 01/15/2040	21,486	21,734
5.50%, 04/15/2036	33,487	33,981
6.50%, 07/15/2028 to 11/15/2028	37,703	38,761
7.00%, 01/15/2033 to 11/15/2033	6,084	6,327
8.00%, 02/15/2030	878	886
Uniform Mtg. Backed Securities
1.50%, February 15 TBA	200,000	173,127
2.00%, February 15 TBA	225,000	200,077
2.00%, February 30 TBA	185,000	150,490
2.50%, February 30 TBA	1,825,000	1,544,889
3.00%, February 30 TBA	225,000	197,408
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.00%, February 30 TBA		$ 640,000	$ 600,102
4.50%, February 30 TBA		1,800,000	1,732,061
			8,222,876
Total U.S. Government & Agency Obligations (cost $14,785,180)			13,660,111
FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
Sovereign — 3.0%
Arab Republic of Egypt
6.38%, 04/11/2031	EUR	100,000	74,161
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	98,320
Government of Hungary
1.63%, 04/28/2032	EUR	120,000	91,999
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	35,744
2.75%, 04/14/2041	EUR	20,000	11,978
3.38%, 02/08/2038	EUR	20,000	14,429
4.63%, 04/03/2049	EUR	52,000	40,157
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	100,000	79,235
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	57,475
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	77,729
Republic of North Macedonia
2.75%, 01/18/2025	EUR	100,000	99,581
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	72,801
United Mexican States
1.45%, 10/25/2033	EUR	130,000	98,637
Total Foreign Government Obligations (cost $1,348,267)			852,246
MUNICIPAL SECURITIES — 1.7%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	4,687
6.14%, 12/01/2039		15,000	12,821
6.32%, 11/01/2029		40,000	37,573
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,363
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	72,610
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		70,000	64,271
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	32,728
5.18%, 11/15/2049		35,000	30,205
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		19,000	20,325

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	$ 80,000	$ 76,885
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	95,000	99,301
State of Illinois General Obligation Bonds
4.95%, 06/01/2023	19,091	19,101
5.00%, 01/01/2023	10,000	10,000
Total Municipal Securities (cost $533,857)		488,870
COMMON STOCKS — 16.3%
Advertising — 0.8%
Trade Desk, Inc., Class A†	5,332	239,034
Biotechnology — 1.7%
Illumina, Inc.†	857	173,285
Royalty Pharma PLC, Class A	7,567	299,048
		472,333
Chemicals — 0.3%
Sherwin-Williams Co.	397	94,220
Commercial Services — 1.2%
Adyen NV*†	142	195,842
Block, Inc.†	2,116	132,969
		328,811
Diversified Financial Services — 0.3%
Intercontinental Exchange, Inc.	845	86,689
Healthcare-Products — 0.2%
Intuitive Surgical, Inc.†	197	52,274
Internet — 5.4%
Airbnb, Inc., Class A†	529	45,229
Amazon.com, Inc.†	2,704	227,136
Chewy, Inc., Class A†	5,238	194,225
DoorDash, Inc., Class A†	4,335	211,635
MercadoLibre, Inc.†	156	132,013
Meta Platforms, Inc., Class A†	683	82,192
Okta, Inc.†	554	37,855
Pinterest, Inc., Class A†	2,317	56,257
Shopify, Inc., Class A†	6,807	236,271
Uber Technologies, Inc.†	12,483	308,705
		1,531,518
Miscellaneous Manufacturing — 0.4%
Axon Enterprise, Inc.†	694	115,155
Retail — 0.3%
Floor & Decor Holdings, Inc., Class A†	1,161	80,840
Semiconductors — 1.1%
ASML Holding NV	524	286,314
NVIDIA Corp.	161	23,528
		309,842
Software — 4.6%
Cloudflare, Inc., Class A†	5,295	239,387
Datadog, Inc., Class A†	3,081	226,454
ROBLOX Corp., Class A†	7,254	206,449
Snowflake, Inc., Class A†	2,208	316,936
Security Description	Shares or Principal Amount	Value

Software (continued)
Veeva Systems, Inc., Class A†	496	$ 80,044
Zoom Video Communications, Inc., Class A†	324	21,948
ZoomInfo Technologies, Inc.†	6,997	210,680
		1,301,898
Total Common Stocks (cost $5,993,098)		4,612,614
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	35
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNH (Expiration Date: 07/21/2023; Strike Price: CNH 7.53 Counterparty: JPMorgan Chase Bank)	1,142,897	2,920
Over the Counter call option on the USD vs. CNH (Expiration Date: 08/23/2023; Strike Price: CNH 7.57 Counterparty: Standard Chartered Bank)	1,302,094	4,043
Over the Counter call option on the USD vs. CNH (Expiration Date: 10/09/2023; Strike Price: USD 7.87; Counterparty: Goldman Sachs International)	9,415	22
Total Purchased Options (cost $11,532)		6,985
Total Long-Term Investment Securities (cost $38,848,464)		34,191,660
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 40,000	40,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	55,000	55,000
BNP Paribas SA Joint Repurchase Agreement(7)	45,000	45,000

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(7)	$ 40,000	$ 40,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	35,000	35,000
Total Repurchase Agreements (cost $215,000)		215,000
TOTAL INVESTMENTS (cost $39,063,464)	121.8%	34,406,660
Other assets less liabilities	(21.8)	(6,155,831)
NET ASSETS	100.0%	$28,250,829
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At December 31, 2022, the aggregate value of these securities was $7,070,878 representing 25.0% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2022.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	2.28	103,000	USD	103,000	Fixed 1.000%	Quarterly	Jun 2027	$5,081	$233	$5,314
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro Buxl 30 Year Bonds	March 2023	$ 347,466	$ 289,535	$ 57,931
3	Short	Euro-BUND	March 2023	453,495	426,885	26,610
7	Short	Euro-Schatz	March 2023	798,160	789,927	8,233

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
19	Short	U.S. Treasury 10 Year Notes	March 2023	2,139,579	$2,133,641	$ 5,938
7	Short	U.S. Treasury 2 Year Notes	March 2023	1,441,345	1,435,547	5,798
6	Short	U.S. Treasury Long Bonds	March 2023	756,037	752,062	3,975
4	Short	U.S. Treasury Ultra Bonds	March 2023	541,781	537,250	4,531
						$113,016
						Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	March 2023	$498,884	$472,570	$(26,314)
2	Long	U.S. Treasury 5 Year Notes	March 2023	216,188	215,860	(328)
3	Long	U.S. Treasury Ultra 10 Year Notes	March 2023	357,039	354,844	(2,195)
						$(28,837)
Net Unrealized Appreciation (Depreciation)						$84,179
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	737,000	USD	779,846	03/15/2023	$—	$(12,859)
Goldman Sachs International	BRL	509,000	USD	93,929	03/15/2023	—	(1,218)
Unrealized Appreciation (Depreciation)						$—	$(14,077)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,255,107	$—	$7,255,107
Asset Backed Securities	—	2,668,906	—	2,668,906
Collateralized Mortgage Obligations	—	4,646,786	—	4,646,786
U.S. Government & Agency Obligations	—	13,660,111	—	13,660,111
Foreign Government Obligations	—	852,246	—	852,246
Municipal Securities	—	488,870	—	488,870
Common Stocks	4,612,614	—	—	4,612,614
Escrows and Litigation Trusts	—	35	—	35
Purchased Options	—	6,985	—	6,985
Repurchase Agreements	—	215,000	—	215,000
Total Investments at Value	$4,612,614	$29,794,046	$—	$34,406,660
Other Financial Instruments:†
Swaps	$—	$233	$—	$233
Futures Contracts	113,016	—	—	113,016
Total Other Financial Instruments	$113,016	$233	$—	$113,249
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$28,837	$—	$—	$28,837
Forward Foreign Currency Contracts	—	14,077	—	14,077
Total Other Financial Instruments	$28,837	$14,077	$—	$42,914
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 78.3%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.†	8,662	$ 9,095
Trade Desk, Inc., Class A†	2,114	94,771
		103,866
Aerospace/Defense — 2.0%
Aerojet Rocketdyne Holdings, Inc.†	1,092	61,076
BAE Systems PLC	29,832	308,720
Barnes Group, Inc.	226	9,232
Dassault Aviation SA	330	55,884
General Dynamics Corp.	5,031	1,248,241
HEICO Corp.	705	108,316
Kaman Corp.	373	8,318
Lockheed Martin Corp.	2,535	1,233,252
Moog, Inc., Class A	364	31,945
National Presto Industries, Inc.	103	7,051
Raytheon Technologies Corp.	1,071	108,085
Thales SA	1,625	207,520
		3,387,640
Agriculture — 1.2%
British American Tobacco PLC	807	32,015
Imperial Brands PLC	11,340	283,924
Philip Morris International, Inc.	16,310	1,650,735
Vector Group, Ltd.	2,125	25,202
		1,991,876
Airlines — 0.2%
Copa Holdings SA, Class A†	925	76,932
Qantas Airways, Ltd.†	42,215	172,740
Southwest Airlines Co.†	2,687	90,471
		340,143
Apparel — 0.6%
Capri Holdings, Ltd.†	1,997	114,468
Crocs, Inc.†	136	14,747
Hermes International	213	329,468
Kontoor Brands, Inc.	213	8,518
LVMH Moet Hennessy Louis Vuitton SE	491	357,349
Oxford Industries, Inc.	103	9,598
Shenzhou International Group Holdings, Ltd.	9,600	107,986
Steven Madden, Ltd.	242	7,734
Tapestry, Inc.	2,810	107,005
		1,056,873
Auto Manufacturers — 1.3%
BYD Co., Ltd.	5,000	123,375
Cummins, Inc.	438	106,123
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	116	11,765
Ford Motor Co.	7,556	87,876
General Motors Co.	17,369	584,293
Porsche Automobil Holding SE (Preference Shares)	882	48,378
Stellantis NV	20,487	291,015
Tesla, Inc.†	5,268	648,912
Toyota Motor Corp.	900	12,430
Volkswagen AG (Preference Shares)	2,134	265,943
		2,180,110
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	3,767	156,707
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
American Axle & Manufacturing Holdings, Inc.†	4,122	$ 32,234
Gentherm, Inc.†	122	7,966
Goodyear Tire & Rubber Co.†	746	7,572
Shyft Group, Inc.	384	9,546
Titan International, Inc.†	903	13,834
Visteon Corp.†	377	49,323
		277,182
Banks — 5.0%
Abu Dhabi Islamic Bank PJSC	21,452	53,212
Amalgamated Financial Corp.	751	17,303
Ameris Bancorp	209	9,852
Associated Banc-Corp	315	7,273
Atlantic Union Bankshares Corp.	507	17,816
BancFirst Corp.	79	6,966
Banco Bilbao Vizcaya Argentaria SA	53,644	323,522
Bank Central Asia Tbk PT	279,700	153,617
Bank Leumi Le-Israel BM	26,323	219,423
Bank Mandiri Persero Tbk PT	238,600	152,119
Banner Corp.	335	21,172
Barclays PLC	54,075	103,631
BCB Bancorp, Inc.	201	3,616
Cathay General Bancorp	1,091	44,502
Central Pacific Financial Corp.	413	8,376
Citigroup, Inc.	22,241	1,005,960
CNB Financial Corp.	180	4,282
Comerica, Inc.	1,439	96,197
ConnectOne Bancorp, Inc.	339	8,207
Customers Bancorp, Inc.†	928	26,300
DBS Group Holdings, Ltd.	12,600	319,092
Deutsche Bank AG	2,956	33,503
DNB Bank ASA	1,263	25,068
Eagle Bancorp, Inc.	230	10,136
East West Bancorp, Inc.	1,492	98,323
Enterprise Financial Services Corp.	77	3,770
Farmers National Banc Corp.	283	3,996
Fifth Third Bancorp	3,017	98,988
First BanCorp/Puerto Rico	3,006	38,236
First Bancshares, Inc.	264	8,451
First Commonwealth Financial Corp.	604	8,438
First Financial Corp.	189	8,709
First Foundation, Inc.	510	7,308
Fulton Financial Corp.	1,707	28,729
Goldman Sachs Group, Inc.	1,695	582,029
Great Southern Bancorp, Inc.	124	7,377
Grupo Financiero Banorte SAB de CV, Class O	26,240	188,843
Hancock Whitney Corp.	1,016	49,164
Hanmi Financial Corp.	506	12,524
Hilltop Holdings, Inc.	315	9,453
HomeStreet, Inc.	305	8,412
Hope Bancorp, Inc.	2,231	28,579
Horizon Bancorp, Inc.	460	6,937
ICICI Bank, Ltd.	34,504	372,421
Independent Bank Corp./MI	241	5,765
International Bancshares Corp.	218	9,976
Israel Discount Bank, Ltd., Class A	16,271	85,515
JPMorgan Chase & Co.	14,989	2,010,025
Lloyds Banking Group PLC	565,860	310,648
Midland States Bancorp, Inc.	254	6,761
Mizrahi Tefahot Bank, Ltd.†	2,640	85,523
National Australia Bank, Ltd.	16,975	347,416

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bank Holdings Corp., Class A	273	$ 11,485
NBT Bancorp, Inc.	416	18,063
Nordea Bank Abp	21,790	233,210
OFG Bancorp	605	16,674
Pathward Financial, Inc.	690	29,705
Peapack-Gladstone Financial Corp.	184	6,849
Peoples Bancorp, Inc.	273	7,712
Preferred Bank	152	11,342
QCR Holdings, Inc.	151	7,496
S&T Bancorp, Inc.	290	9,912
South Plains Financial, Inc.	129	3,551
SouthState Corp.	282	21,534
UBS Group AG	8,999	167,445
UMB Financial Corp.	548	45,769
Umpqua Holdings Corp.	5,619	100,299
Wells Fargo & Co.	18,278	754,699
WesBanco, Inc.	571	21,116
Wintrust Financial Corp.	1,247	105,396
		8,675,718
Beverages — 1.8%
Carlsberg A/S, Class B	263	34,951
Coca-Cola Co.	28,654	1,822,681
Coca-Cola Consolidated, Inc.	100	51,236
Coca-Cola HBC AG	5,684	135,578
Diageo PLC	4,966	219,133
Keurig Dr Pepper, Inc.	2,660	94,856
PepsiCo, Inc.	4,106	741,790
Primo Water Corp.	2,029	31,531
		3,131,756
Biotechnology — 1.8%
2seventy bio, Inc.†	467	4,376
ACADIA Pharmaceuticals, Inc.†	559	8,899
Agenus, Inc.†	7,360	17,664
Amgen, Inc.	397	104,268
Arcellx, Inc.†	405	12,547
Arrowhead Pharmaceuticals, Inc.†	1,132	45,914
BioCryst Pharmaceuticals, Inc.†	839	9,632
Biohaven, Ltd.†	486	6,746
Bio-Rad Laboratories, Inc., Class A†	258	108,486
Bridgebio Pharma, Inc.†	738	5,624
CinCor Pharma, Inc.†	768	9,439
Corteva, Inc.	12,148	714,059
Crinetics Pharmaceuticals, Inc.†	501	9,168
Dyne Therapeutics, Inc.†	851	9,863
Exelixis, Inc.†	6,307	101,164
FibroGen, Inc.†	2,519	40,354
Geron Corp.†	5,303	12,833
IGM Biosciences, Inc.†	309	5,256
Illumina, Inc.†	480	97,056
ImmunityBio, Inc.†	3,484	17,664
ImmunoGen, Inc.†	4,487	22,256
Incyte Corp.†	1,162	93,332
Intercept Pharmaceuticals, Inc.†	695	8,597
IVERIC bio, Inc.†	510	10,919
Karuna Therapeutics, Inc.†	270	53,055
Karyopharm Therapeutics, Inc.†	5,188	17,639
Keros Therapeutics, Inc.†	180	8,644
Kiniksa Pharmaceuticals, Ltd., Class A†	508	7,610
NGM Biopharmaceuticals, Inc.†	664	3,333
Prothena Corp. PLC†	299	18,015
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
PTC Therapeutics, Inc.†	1,280	$ 48,858
RAPT Therapeutics, Inc.†	465	9,207
Regeneron Pharmaceuticals, Inc.†	143	103,173
Swedish Orphan Biovitrum AB†	1,024	21,167
Theravance Biopharma, Inc.†	2,057	23,080
TransMedics Group, Inc.†	795	49,067
Vertex Pharmaceuticals, Inc.†	4,403	1,271,498
Vir Biotechnology, Inc.†	1,627	41,179
Xencor, Inc.†	517	13,463
		3,165,104
Building Materials — 0.6%
American Woodmark Corp.†	153	7,476
Boise Cascade Co.	629	43,193
Builders FirstSource, Inc.†	1,671	108,414
Carrier Global Corp.	2,883	118,924
Cie de Saint-Gobain	6,090	297,594
CRH PLC	2,959	117,228
Johnson Controls International PLC	2,099	134,336
Masonite International Corp.†	142	11,447
Modine Manufacturing Co.†	1,505	29,889
Owens Corning	1,184	100,995
PGT Innovations, Inc.†	399	7,166
Simpson Manufacturing Co., Inc.	172	15,250
SPX Technologies, Inc.†	373	24,487
UFP Industries, Inc.	662	52,464
		1,068,863
Chemicals — 1.0%
AdvanSix, Inc.	659	25,055
American Vanguard Corp.	445	9,661
CF Industries Holdings, Inc.	6,823	581,320
Codexis, Inc.†	3,459	16,119
Dow, Inc.	2,247	113,226
Gujarat Fluorochemicals, Ltd.	678	25,446
Hansol Chemical Co, Ltd.†	281	41,630
Innospec, Inc.	280	28,801
Intrepid Potash, Inc.†	232	6,698
Lightwave Logic, Inc.†	2,363	10,185
Minerals Technologies, Inc.	314	19,066
Nitto Denko Corp.	2,400	139,896
OCI NV	2,775	99,274
Olin Corp.	2,109	111,650
Orion Engineered Carbons SA	565	10,063
Sensient Technologies Corp.	106	7,729
Sherwin-Williams Co.	469	111,308
Shin-Etsu Chemical Co., Ltd.	2,700	333,797
Stepan Co.	73	7,772
Tronox Holdings PLC	2,907	39,855
		1,738,551
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	293	42,892
Arch Resources, Inc.	188	26,844
SunCoke Energy, Inc.	1,784	15,396
Warrior Met Coal, Inc.	1,312	45,448
		130,580
Commercial Services — 1.3%
ADT, Inc.	5,700	51,699
AMN Healthcare Services, Inc.†	457	46,989
Arlo Technologies, Inc.†	2,028	7,118
Automatic Data Processing, Inc.	488	116,564

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Booz Allen Hamilton Holding Corp.	987	$ 103,161
Brink's Co.	581	31,206
Cintas Corp.	705	318,392
CoreCivic, Inc.†	1,979	22,877
CoStar Group, Inc.†	1,348	104,173
CRA International, Inc.	88	10,774
Forrester Research, Inc.†	117	4,184
Franklin Covey Co.†	168	7,857
Gartner, Inc.†	1,513	508,580
Hackett Group, Inc.	492	10,022
Heidrick & Struggles International, Inc.	523	14,628
Herc Holdings, Inc.	70	9,210
International Container Terminal Services, Inc.	25,920	93,289
Kforce, Inc.	281	15,407
Korn Ferry	777	39,332
Laureate Education, Inc.	3,348	32,208
LiveRamp Holdings, Inc.†	1,205	28,245
ManpowerGroup, Inc.	1,216	101,183
Medifast, Inc.	65	7,498
PayPal Holdings, Inc.†	1,358	96,717
Perdoceo Education Corp.†	2,064	28,690
PROG Holdings, Inc.†	443	7,482
Recruit Holdings Co., Ltd.	10,600	337,368
Resources Connection, Inc.	466	8,565
SP Plus Corp.†	264	9,166
StoneCo, Ltd., Class A†	841	7,939
Toast, Inc., Class A†	6,067	109,388
TriNet Group, Inc.†	569	38,578
Udemy, Inc.†	719	7,586
		2,336,075
Computers — 5.5%
Accenture PLC, Class A	5,453	1,455,079
Amdocs, Ltd.	2,695	244,975
Apple, Inc.	45,980	5,974,181
CACI International, Inc., Class A†	371	111,519
Cognizant Technology Solutions Corp., Class A	1,628	93,105
Fortinet, Inc.†	2,067	101,056
Fujitsu, Ltd.	2,200	295,283
Leidos Holdings, Inc.	2,850	299,791
NetApp, Inc.	1,536	92,252
NetScout Systems, Inc.†	309	10,046
OneSpan, Inc.†	573	6,412
Pure Storage, Inc., Class A†	16,229	434,288
Qualys, Inc.†	382	42,872
SCSK Corp.	4,400	67,086
Super Micro Computer, Inc.†	627	51,477
Tata Consultancy Services, Ltd.†	5,593	220,029
Zscaler, Inc.†	725	81,128
		9,580,579
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	1,361	107,233
L'Oreal SA	1,023	365,315
Procter & Gamble Co.	13,458	2,039,695
Unilever PLC	6,754	341,471
		2,853,714
Distribution/Wholesale — 0.5%
G-III Apparel Group, Ltd.†	409	5,607
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Hudson Technologies, Inc.†	784	$ 7,934
ITOCHU Corp.	2,800	88,455
LKQ Corp.	1,858	99,236
Marubeni Corp.	24,800	286,285
Mitsui & Co., Ltd.	10,100	296,520
MRC Global, Inc.†	1,290	14,938
Resideo Technologies, Inc.†	488	8,028
ScanSource, Inc.†	151	4,412
Titan Machinery, Inc.†	397	15,773
Veritiv Corp.	288	35,052
		862,240
Diversified Financial Services — 1.7%
Affiliated Managers Group, Inc.	668	105,831
Ally Financial, Inc.	4,182	102,250
American Express Co.	685	101,209
Ameriprise Financial, Inc.	1,694	527,461
Banco BTG Pactual SA	14,200	64,387
BGC Partners, Inc., Class A	6,108	23,027
Blucora, Inc.†	563	14,373
Capital One Financial Corp.	3,899	362,451
Charles Schwab Corp.	1,438	119,728
Discover Financial Services	6,520	637,852
Encore Capital Group, Inc.†	259	12,416
Enova International, Inc.†	258	9,899
Intercontinental Exchange, Inc.	955	97,973
International Money Express, Inc.†	953	23,225
KB Financial Group, Inc.	3,040	115,791
Mastercard, Inc., Class A	157	54,594
Mr. Cooper Group, Inc.†	1,078	43,260
Navient Corp.	2,870	47,212
PennyMac Financial Services, Inc.	748	42,382
Piper Sandler Cos.	55	7,160
Radian Group, Inc.	436	8,315
SLM Corp.	6,804	112,946
StoneX Group, Inc.†	248	23,634
Synchrony Financial	3,142	103,246
Virtu Financial, Inc., Class A	6,124	124,991
Virtus Investment Partners, Inc.	122	23,356
		2,908,969
Electric — 1.9%
AES Corp.	2,729	78,486
ALLETE, Inc.	440	28,384
Ameren Corp.	650	57,798
American Electric Power Co., Inc.	5,957	565,617
Avista Corp.	197	8,735
Black Hills Corp.	118	8,300
Constellation Energy Corp.	1,122	96,728
Dominion Energy, Inc.	1,709	104,796
DTE Energy Co.	935	109,891
Duke Energy Corp.	1,093	112,568
E.ON SE	29,873	298,478
Edison International	1,808	115,025
Enel SpA	20,269	109,136
Eversource Energy	1,369	114,777
Exelon Corp.	1,817	78,549
FirstEnergy Corp.	2,842	119,193
Fortum Oyj	7,762	129,119
NRG Energy, Inc.	2,750	87,505
Otter Tail Corp.	250	14,678
PNM Resources, Inc.	1,032	50,351
Portland General Electric Co.	656	32,144

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
PPL Corp.	1,770	$ 51,719
Public Service Enterprise Group, Inc.	1,743	106,794
RWE AG	6,783	301,979
Southern Co.	1,869	133,465
Unitil Corp.	172	8,834
Vistra Corp.	4,449	103,217
WEC Energy Group, Inc.	1,034	96,948
Xcel Energy, Inc.	1,489	104,394
		3,227,608
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	4,854	678,201
Belden, Inc.	144	10,354
Emerson Electric Co.	1,137	109,220
Encore Wire Corp.	165	22,697
KEI Industries, Ltd.†	2,920	52,026
Legrand SA	3,311	265,181
Prysmian SpA	2,860	106,111
		1,243,790
Electronics — 1.2%
Agilent Technologies, Inc.	925	138,426
Assa Abloy AB, Class B	3,081	66,050
Atkore, Inc.†	527	59,772
CTS Corp.	262	10,328
Dixon Technologies India, Ltd.	763	36,024
Enovix Corp.†	571	7,103
Fortive Corp.	10,244	658,177
Hirose Electric Co., Ltd.	200	25,297
Honeywell International, Inc.	329	70,505
Hoya Corp.	2,900	280,741
Itron, Inc.†	830	42,040
Keysight Technologies, Inc.†	615	105,208
LEENO Industrial, Inc.†	494	61,304
Mettler-Toledo International, Inc.†	70	101,182
Sinbon Electronics Co., Ltd.†	9,000	80,526
TDK Corp.	7,400	244,430
Trimble, Inc.†	888	44,897
TTM Technologies, Inc.†	272	4,102
Vishay Intertechnology, Inc.	451	9,728
		2,045,840
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	403	106,779
Fluence Energy, Inc.†	822	14,097
		120,876
Engineering & Construction — 0.2%
Arcosa, Inc.	124	6,738
Eiffage SA	1,443	141,985
MYR Group, Inc.†	96	8,839
NV5 Global, Inc.†	81	10,718
Sterling Infrastructure, Inc.†	452	14,826
TopBuild Corp.†	729	114,081
Tutor Perini Corp.†	560	4,228
		301,415
Entertainment — 0.3%
Aristocrat Leisure, Ltd.	11,497	238,903
Golden Entertainment, Inc.†	386	14,436
International Game Technology PLC	1,993	45,201
La Francaise des Jeux SAEM*	1,095	44,049
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Light & Wonder, Inc.†	697	$ 40,844
NeoGames SA†	375	4,571
Red Rock Resorts, Inc., Class A	1,056	42,251
		430,255
Environmental Control — 0.3%
Casella Waste Systems, Inc., Class A†	111	8,803
Heritage-Crystal Clean, Inc.†	312	10,134
Republic Services, Inc.	1,905	245,726
Tetra Tech, Inc.	739	107,296
Waste Management, Inc.	624	97,893
		469,852
Food — 1.4%
Albertsons Cos., Inc., Class A	5,235	108,574
China Mengniu Dairy Co., Ltd.	25,000	113,382
CK Hutchison Holdings, Ltd.	29,500	177,065
Coles Group, Ltd.	14,885	169,448
Dino Polska SA*†	831	71,182
Hershey Co.	485	112,312
Hostess Brands, Inc.†	1,953	43,825
Ingles Markets, Inc., Class A	214	20,643
John B. Sanfilippo & Son, Inc.	111	9,027
Kesko Oyj, Class B	3,127	69,021
Koninklijke Ahold Delhaize NV	10,189	292,739
Kraft Heinz Co.	2,651	107,922
Mondelez International, Inc., Class A	1,559	103,907
Nestle SA	2,950	341,819
Shoprite Holdings, Ltd.	6,405	85,193
Simply Good Foods Co.†	807	30,690
Sumber Alfaria Trijaya Tbk PT	323,600	55,085
Sysco Corp.	1,243	95,027
Tyson Foods, Inc., Class A	1,509	93,935
United Natural Foods, Inc.†	970	37,549
US Foods Holding Corp.†	1,457	49,567
WH Group, Ltd.*	142,500	82,885
Yakult Honsha Co., Ltd.	3,500	228,284
		2,499,081
Food Service — 0.1%
Sodexo SA	948	90,803
Forest Products & Paper — 0.0%
Clearwater Paper Corp.†	331	12,515
Gas — 0.3%
Chesapeake Utilities Corp.	220	26,000
China Resources Gas Group, Ltd.	12,100	45,421
National Fuel Gas Co.	1,652	104,571
New Jersey Resources Corp.	291	14,439
NiSource, Inc.	3,733	102,359
Northwest Natural Holding Co.	497	23,652
Tokyo Gas Co., Ltd.	7,700	151,665
		468,107
Hand/Machine Tools — 0.0%
Franklin Electric Co., Inc.	103	8,214
Techtronic Industries Co., Ltd.	3,000	33,477
		41,691
Healthcare-Products — 1.9%
Abbott Laboratories	12,604	1,383,793
Adaptive Biotechnologies Corp.†	4,467	34,128
AngioDynamics, Inc.†	609	8,386

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
AtriCure, Inc.†	250	$ 11,095
Avanos Medical, Inc.†	671	18,157
Boston Scientific Corp.†	2,500	115,675
Castle Biosciences, Inc.†	185	4,355
Danaher Corp.	380	100,860
Edwards Lifesciences Corp.†	1,370	102,216
Glaukos Corp.†	226	9,872
Hologic, Inc.†	1,517	113,487
Inari Medical, Inc.†	117	7,436
Inspire Medical Systems, Inc.†	284	71,534
Integer Holdings Corp.†	102	6,983
Intuitive Surgical, Inc.†	382	101,364
Lantheus Holdings, Inc.†	715	36,436
LivaNova PLC†	748	41,544
Medtronic PLC	6,182	480,465
Olympus Corp.	9,100	163,084
Orthofix Medical, Inc.†	479	9,834
Sonova Holding AG	641	152,026
STAAR Surgical Co.†	581	28,202
Thermo Fisher Scientific, Inc.	187	102,979
Waters Corp.†	320	109,625
		3,213,536
Healthcare-Services — 1.1%
Apollo Hospitals Enterprise, Ltd.	1,577	85,322
BioMerieux	561	58,803
Elevance Health, Inc.	415	212,883
Fulgent Genetics, Inc.†	744	22,156
Ginkgo Bioworks Holdings, Inc.†	58,462	98,801
Humana, Inc.	233	119,340
IQVIA Holdings, Inc.†	463	94,864
Max Healthcare Institute, Ltd.†	15,909	84,651
Medibank Private, Ltd.	13,058	26,227
Medpace Holdings, Inc.†	57	12,107
Molina Healthcare, Inc.†	968	319,653
RadNet, Inc.†	604	11,373
Select Medical Holdings Corp.	367	9,113
Sonic Healthcare, Ltd.	8,424	171,892
Teladoc Health, Inc.†	3,912	92,519
UnitedHealth Group, Inc.	779	413,010
		1,832,714
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	1,300	66,170
Home Builders — 0.3%
Beazer Homes USA, Inc.†	931	11,880
Lennar Corp., Class A	1,214	109,867
M/I Homes, Inc.†	89	4,110
NVR, Inc.†	24	110,702
Sekisui Chemical Co., Ltd.	3,300	46,392
Skyline Champion Corp.†	793	40,847
Taylor Morrison Home Corp.†	1,174	35,631
Toll Brothers, Inc.	3,311	165,285
Tri Pointe Homes, Inc.†	2,035	37,831
		562,545
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	1,490	105,105
Household Products/Wares — 0.0%
ACCO Brands Corp.	1,559	8,715
Security Description	Shares or Principal Amount	Value

Insurance — 2.6%
AIA Group, Ltd.	14,200	$ 157,910
Allianz SE	580	124,731
American Equity Investment Life Holding Co.	316	14,416
American Financial Group, Inc.	731	100,352
AMERISAFE, Inc.	192	9,978
Argo Group International Holdings, Ltd.	399	10,314
Aviva PLC	30,828	165,029
Berkshire Hathaway, Inc., Class B†	1,097	338,863
Brown & Brown, Inc.	1,775	101,122
Chubb, Ltd.	579	127,727
CNO Financial Group, Inc.	2,138	48,853
Employers Holdings, Inc.	233	10,049
Enstar Group, Ltd.†	143	33,039
Equitable Holdings, Inc.	17,344	497,773
Essent Group, Ltd.	1,306	50,777
Genworth Financial, Inc., Class A†	10,086	53,355
Gjensidige Forsikring ASA	1,661	32,587
Horace Mann Educators Corp.	860	32,138
Jackson Financial, Inc., Class A	1,319	45,888
Japan Post Holdings Co., Ltd.	36,400	307,725
Loews Corp.	1,854	108,144
MetLife, Inc.	13,916	1,007,101
MGIC Investment Corp.	11,207	145,691
NN Group NV	581	23,733
Ping An Insurance Group Co. of China, Ltd.	21,500	142,269
ProAssurance Corp.	439	7,669
Reinsurance Group of America, Inc.	1,257	178,607
Safety Insurance Group, Inc.	103	8,679
Sampo Oyj, Class A	5,747	300,335
Stewart Information Services Corp.	404	17,263
United Fire Group, Inc.	272	7,442
Universal Insurance Holdings, Inc.	476	5,041
Unum Group	2,841	116,566
W.R. Berkley Corp.	1,440	104,501
Zurich Insurance Group AG	261	124,848
		4,560,515
Internet — 7.4%
Airbnb, Inc., Class A†	4,612	394,326
Alibaba Group Holding, Ltd.†	11,700	129,285
Alphabet, Inc., Class A†	38,195	3,369,945
Amazon.com, Inc.†	24,575	2,064,300
Booking Holdings, Inc.†	763	1,537,659
Cargurus, Inc.†	1,666	23,341
Cars.com, Inc.†	999	13,756
DoorDash, Inc., Class A†	2,129	103,938
eBay, Inc.	22,391	928,555
Expedia Group, Inc.†	6,499	569,312
GoDaddy, Inc., Class A†	1,343	100,483
HealthStream, Inc.†	404	10,035
JD.com, Inc. ADR	930	52,201
JD.com, Inc., Class A	4,728	133,382
Meituan, Class B†	6,900	154,434
MercadoLibre, Inc.†	89	75,315
Meta Platforms, Inc., Class A†	7,962	958,147
Netflix, Inc.†	364	107,336
Okta, Inc.†	2,146	146,636
Palo Alto Networks, Inc.†	566	78,980
Pinduoduo, Inc. ADR†	1,069	87,177
Pinterest, Inc., Class A†	4,910	119,215
Roku, Inc.†	952	38,746
Spotify Technology SA†	1,377	108,714

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Tencent Holdings, Ltd.	8,106	$ 346,861
Uber Technologies, Inc.†	41,109	1,016,626
Vacasa, Inc. Class A†	5,218	6,575
Wix.com, Ltd.†	3,357	257,918
		12,933,198
Investment Companies — 0.2%
Industrivarden AB, Class A	1,990	48,344
Investor AB, Class B	17,646	318,867
L E Lundbergforetagen AB, Class B	540	22,982
		390,193
Iron/Steel — 0.1%
BlueScope Steel, Ltd.	11,809	135,396
Reliance Steel & Aluminum Co.	498	100,815
		236,211
Leisure Time — 0.0%
MasterCraft Boat Holdings, Inc.†	339	8,770
Vista Outdoor, Inc.†	1,080	26,320
		35,090
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	211	5,267
Boyd Gaming Corp.	1,978	107,860
Indian Hotels Co., Ltd.†	17,439	67,138
Marriott International, Inc., Class A	829	123,430
Wyndham Hotels & Resorts, Inc.	1,463	104,326
		408,021
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	544	130,321
Mitsubishi Heavy Industries, Ltd.	5,700	227,322
Terex Corp.	1,105	47,206
		404,849
Machinery-Diversified — 0.3%
Albany International Corp., Class A	112	11,042
GEA Group AG	2,453	100,306
GrafTech International, Ltd.	6,282	29,902
Nordson Corp.	474	112,679
Otis Worldwide Corp.	1,380	108,068
Spirax-Sarco Engineering PLC	1,016	130,383
Thermon Group Holdings, Inc.†	509	10,221
Watts Water Technologies, Inc., Class A	60	8,774
Zurn Elkay Water Solutions Corp.	1,571	33,227
		544,602
Media — 0.5%
Altice USA, Inc., Class A†	22,216	102,194
Comcast Corp., Class A	5,321	186,075
FactSet Research Systems, Inc.	259	103,913
iHeartMedia, Inc., Class A†	1,038	6,363
Liberty Latin America, Ltd., Class C†	4,187	31,821
New York Times Co., Class A	2,843	92,284
Nexstar Media Group, Inc.	556	97,317
Scholastic Corp.	219	8,642
Walt Disney Co.†	1,106	96,089
Warner Bros. Discovery, Inc.†	9,727	92,212
Wolters Kluwer NV	417	43,638
		860,548
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.1%
MISUMI Group, Inc.	1,000	$ 21,937
Mueller Industries, Inc.	686	40,474
Ryerson Holding Corp.	783	23,693
Standex International Corp.	134	13,723
		99,827
Mining — 0.8%
Alcoa Corp.	2,711	123,269
Anglo American PLC	7,217	282,384
Anglo American PLC (Johannesburg)	1,761	68,750
BHP Group, Ltd.	2,990	92,891
BHP Group, Ltd. (LSE)	1,260	39,148
Constellium SE†	3,365	39,808
Freeport-McMoRan, Inc.	3,503	133,114
Glencore PLC	51,379	343,121
Rio Tinto PLC	3,296	231,033
South32, Ltd.	23,342	63,570
Vale Indonesia Tbk PT†	73,500	33,522
		1,450,610
Miscellaneous Manufacturing — 0.4%
3M Co.	855	102,531
Eaton Corp. PLC	636	99,820
ESCO Technologies, Inc.	135	11,818
General Electric Co.	1,401	117,390
Hillenbrand, Inc.	970	41,390
ITT, Inc.	1,240	100,564
Parker-Hannifin Corp.	301	87,591
Sturm Ruger & Co., Inc.	150	7,593
Textron, Inc.	2,625	185,850
		754,547
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	327	5,297
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	4,983	18,935
Zebra Technologies Corp., Class A†	419	107,436
		126,371
Oil & Gas — 3.3%
APA Corp.	2,321	108,344
BP PLC	75,909	435,817
California Resources Corp.	985	42,857
Chevron Corp.	703	126,181
Chord Energy Corp.	325	44,463
Comstock Resources, Inc.	452	6,197
ConocoPhillips	836	98,648
Delek US Holdings, Inc.	1,413	38,151
Denbury, Inc.†	431	37,506
Equinor ASA	8,629	309,865
Exxon Mobil Corp.	13,754	1,517,066
Marathon Oil Corp.	25,864	700,138
Marathon Petroleum Corp.	8,184	952,536
Occidental Petroleum Corp.	1,596	100,532
OMV AG	1,491	76,770
PBF Energy, Inc., Class A	1,146	46,734
PetroChina Co., Ltd.	174,000	79,583
PTT Exploration & Production PCL	7,700	39,239
Range Resources Corp.	3,810	95,326
Reliance Industries, Ltd.†	6,961	214,308
Repsol SA	8,953	142,318
Shell PLC	10,033	282,130

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
SM Energy Co.	1,173	$ 40,856
Talos Energy, Inc.†	1,944	36,703
Valero Energy Corp.	775	98,316
Weatherford International PLC†	1,186	60,391
		5,730,975
Oil & Gas Services — 0.0%
NexTier Oilfield Solutions, Inc.†	1,291	11,929
NOW, Inc.†	3,020	38,354
US Silica Holdings, Inc.†	1,651	20,637
		70,920
Packaging & Containers — 0.1%
O-I Glass, Inc.†	2,415	40,016
Sealed Air Corp.	2,094	104,449
WestRock Co.	2,857	100,452
		244,917
Pharmaceuticals — 6.7%
AbbVie, Inc.	8,786	1,419,906
Alkermes PLC†	1,826	47,713
AmerisourceBergen Corp.	690	114,340
Amylyx Pharmaceuticals, Inc.†	497	18,364
Arvinas, Inc.†	175	5,987
AstraZeneca PLC	1,658	224,858
Bristol-Myers Squibb Co.	13,664	983,125
Cardinal Health, Inc.	1,391	106,926
Catalyst Pharmaceuticals, Inc.†	545	10,137
Cigna Corp.	346	114,644
Corcept Therapeutics, Inc.†	420	8,530
CVS Health Corp.	16,171	1,506,976
Eli Lilly & Co.	4,731	1,730,789
Enanta Pharmaceuticals, Inc.†	710	33,029
Ipsen SA	499	53,683
Johnson & Johnson	593	104,753
McKesson Corp.	253	94,905
Merck & Co., Inc.	16,351	1,814,144
Merck KGaA	1,551	300,342
Novartis AG	6,407	579,204
Novo Nordisk A/S, Class B	4,782	645,695
Ono Pharmaceutical Co., Ltd.	10,100	237,262
Option Care Health, Inc.†	1,576	47,422
Pfizer, Inc.	16,237	831,984
Roche Holding AG	1,935	607,925
Sun Pharmaceutical Industries, Ltd.	5,757	69,588
USANA Health Sciences, Inc.†	146	7,767
Vanda Pharmaceuticals, Inc.†	821	6,067
		11,726,065
Pipelines — 0.5%
Cheniere Energy, Inc.	4,645	696,564
Golar LNG, Ltd.†	1,723	39,267
Targa Resources Corp.	1,763	129,581
		865,412
Private Equity — 0.3%
3i Group PLC	13,937	226,031
Eurazeo SE	509	31,656
Partners Group Holding AG	297	262,359
		520,046
Security Description	Shares or Principal Amount	Value

Real Estate — 0.5%
Anywhere Real Estate, Inc.†	2,477	$ 15,828
CBRE Group, Inc., Class A†	1,337	102,896
CK Asset Holdings, Ltd.	30,907	190,262
Country Garden Services Holdings Co., Ltd.	15,000	37,358
Cushman & Wakefield PLC†	2,353	29,318
Jones Lang LaSalle, Inc.†	626	99,766
Kennedy-Wilson Holdings, Inc.	538	8,463
Marcus & Millichap, Inc.	542	18,672
Mitsubishi Estate Co., Ltd.	20,600	268,566
Mitsui Fudosan Co., Ltd.	2,000	36,833
Nomura Real Estate Holdings, Inc.	3,400	73,316
Phoenix Mills, Ltd.	2,517	42,961
RE/MAX Holdings, Inc., Class A	397	7,400
RMR Group, Inc., Class A	295	8,334
		939,973
REITS — 2.4%
Alexander & Baldwin, Inc.	1,213	22,719
American Assets Trust, Inc.	142	3,763
American Tower Corp.	6,171	1,307,388
Apple Hospitality REIT, Inc.	1,250	19,725
Armada Hoffler Properties, Inc.	642	7,383
AvalonBay Communities, Inc.	650	104,988
BrightSpire Capital, Inc.	1,144	7,127
Brixmor Property Group, Inc.	4,553	103,217
BRT Apartments Corp.	241	4,733
Camden Property Trust	855	95,657
City Office REIT, Inc.	792	6,637
Corporate Office Properties Trust	339	8,794
Crown Castle, Inc.	792	107,427
CubeSmart	2,614	105,214
Equity LifeStyle Properties, Inc.	1,653	106,784
Equity Residential	1,566	92,394
Essential Properties Realty Trust, Inc.	2,092	49,099
Extra Space Storage, Inc.	665	97,875
Gaming & Leisure Properties, Inc.	2,026	105,534
Goodman Group	19,204	226,983
Granite Point Mtg. Trust, Inc.	1,296	6,947
Hersha Hospitality Trust, Class A	895	7,625
iStar, Inc.	2,543	19,403
Life Storage, Inc.	3,118	307,123
MFA Financial, Inc.	705	6,944
National Health Investors, Inc.	168	8,773
Outfront Media, Inc.	2,520	41,782
Piedmont Office Realty Trust, Inc., Class A	1,759	16,130
PotlatchDeltic Corp.	958	42,142
Prologis, Inc.	928	104,613
Public Storage	374	104,791
Retail Opportunity Investments Corp.	2,111	31,728
Sabra Health Care REIT, Inc.	2,009	24,972
Safehold, Inc.	194	5,552
SBA Communications Corp.	350	98,109
Simon Property Group, Inc.	1,100	129,228
SITE Centers Corp.	591	8,073
Spirit Realty Capital, Inc.	2,527	100,903
STAG Industrial, Inc.	1,672	54,022
Sunstone Hotel Investors, Inc.	4,198	40,553
Terreno Realty Corp.	134	7,621
TPG RE Finance Trust, Inc.	1,310	8,895
Urban Edge Properties	518	7,299

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Vicinity, Ltd.	69,884	$ 95,161
Weyerhaeuser Co.	7,713	239,103
		4,100,933
Retail — 2.3%
AutoNation, Inc.†	878	94,209
AutoZone, Inc.†	343	845,900
BJ's Wholesale Club Holdings, Inc.†	1,429	94,543
Bloomin' Brands, Inc.	485	9,758
BlueLinx Holdings, Inc.†	233	16,569
Buckle, Inc.	252	11,428
Caleres, Inc.	1,266	28,206
Casey's General Stores, Inc.	193	43,299
Costco Wholesale Corp.	211	96,321
Dave & Buster's Entertainment, Inc.†	402	14,247
Dillard's, Inc., Class A	125	40,400
Dollar General Corp.	422	103,917
First Watch Restaurant Group, Inc.†	1,009	13,652
Foot Locker, Inc.	248	9,372
Genuine Parts Co.	1,692	293,579
GMS, Inc.†	588	29,282
Group 1 Automotive, Inc.	51	9,199
Home Depot, Inc.	301	95,074
Industria de Diseno Textil SA	11,072	294,523
JD Sports Fashion PLC	89,741	136,863
Li Ning Co., Ltd.	14,500	125,858
Lowe's Cos., Inc.	573	114,164
Macy's, Inc.	5,281	109,053
MarineMax, Inc.†	239	7,462
McDonald's Corp.	509	134,137
McDonald's Holdings Co. Japan, Ltd.	2,900	110,374
Moncler SpA	2,292	121,447
Movado Group, Inc.	227	7,321
Murphy USA, Inc.	35	9,784
O'Reilly Automotive, Inc.†	208	175,558
Pandora A/S	1,796	126,192
Penske Automotive Group, Inc.	822	94,472
Sally Beauty Holdings, Inc.†	2,643	33,090
Signet Jewelers, Ltd.	748	50,864
Ulta Beauty, Inc.†	229	107,417
Wal-Mart de Mexico SAB de CV	45,465	160,708
Walmart, Inc.	817	115,842
Wendy's Co.	2,301	52,072
		3,936,156
Savings & Loans — 0.0%
Brookline Bancorp, Inc.	537	7,599
New York Community Bancorp, Inc.	4,572	39,319
OceanFirst Financial Corp.	349	7,416
Washington Federal, Inc.	612	20,533
		74,867
Semiconductors — 3.1%
Advanced Micro Devices, Inc.†	1,879	121,703
Alpha & Omega Semiconductor, Ltd.†	640	18,285
Ambarella, Inc.†	126	10,361
Applied Materials, Inc.	1,290	125,620
ASM International NV	55	13,874
ASML Holding NV	334	180,124
ASPEED Technology, Inc.	1,100	60,305
Axcelis Technologies, Inc.†	640	50,790
Broadcom, Inc.	763	426,616
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
CEVA, Inc.†	355	$ 9,081
Faraday Technology Corp.	15,000	69,545
Hamamatsu Photonics KK	1,600	77,050
KLA Corp.	373	140,632
Lam Research Corp.	275	115,582
Lattice Semiconductor Corp.†	4,376	283,915
MaxLinear, Inc.†	1,203	40,842
NVIDIA Corp.	8,442	1,233,714
QUALCOMM, Inc.	11,311	1,243,531
Rambus, Inc.†	1,407	50,399
Samsung Electronics Co., Ltd.	6,995	308,466
STMicroelectronics NV	7,893	278,777
Synaptics, Inc.†	203	19,317
Taiwan Semiconductor Manufacturing Co., Ltd.†	40,039	584,259
		5,462,788
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	828	35,125
Software — 6.3%
Adeia, Inc.	2,175	20,619
Adobe, Inc.†	2,569	864,546
Agilysys, Inc.†	257	20,339
Allscripts Healthcare Solutions, Inc.†	2,616	46,146
American Software, Inc., Class A	453	6,650
Appian Corp., Class A†	321	10,452
Atlassian Corp., Class A†	2,870	369,312
Autodesk, Inc.†	614	114,738
Avid Technology, Inc.†	1,319	35,072
Cadence Design Systems, Inc.†	7,416	1,191,306
CommVault Systems, Inc.†	734	46,125
Computer Programs & Systems, Inc.†	265	7,213
CSG Systems International, Inc.	603	34,492
Dassault Systemes SE	5,199	186,409
DocuSign, Inc.†	2,239	124,085
Domo, Inc., Class B†	1,840	26,202
Donnelley Financial Solutions, Inc.†	226	8,735
Dropbox, Inc., Class A†	4,458	99,770
Enfusion, Inc., Class A†	816	7,891
Fidelity National Information Services, Inc.	1,643	111,477
Intuit, Inc.	607	236,256
Manhattan Associates, Inc.†	1,260	152,964
Microsoft Corp.	17,678	4,239,538
MongoDB, Inc.†	676	133,064
NextGen Healthcare, Inc.†	1,176	22,085
PROS Holdings, Inc.†	786	19,068
RingCentral, Inc., Class A†	2,998	106,129
ROBLOX Corp., Class A†	3,289	93,605
Sapiens International Corp. NV	389	7,189
ServiceNow, Inc.†	266	103,280
Smartsheet, Inc., Class A†	3,712	146,104
Snowflake, Inc., Class A†	916	131,483
Sprout Social, Inc., Class A†	702	39,635
Square Enix Holdings Co., Ltd.	3,900	182,162
SS&C Technologies Holdings, Inc.	2,098	109,222
Sumo Logic, Inc.†	2,606	21,109
Synopsys, Inc.†	4,413	1,409,027
TIS, Inc.†	5,800	153,795
TOTVS SA†	16,114	84,297
UserTesting, Inc.†	3,204	24,062

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Vimeo, Inc.†	1,729	$ 5,930
Workday, Inc., Class A†	745	124,661
		10,876,244
Telecommunications — 2.2%
A10 Networks, Inc.	2,364	39,313
Arista Networks, Inc.†	803	97,444
AT&T, Inc.	40,891	752,803
Calix, Inc.†	458	31,341
Cambium Networks Corp.†	424	9,188
Cisco Systems, Inc.	21,638	1,030,834
EchoStar Corp., Class A†	1,108	18,482
Extreme Networks, Inc.†	2,658	48,668
KDDI Corp.	9,900	300,380
Preformed Line Products Co.	49	4,081
Samsung SDI Co., Ltd.†	248	116,859
Telefonaktiebolaget LM Ericsson, Class B	44,262	258,322
Telstra Group, Ltd.†	96,238	261,439
Verizon Communications, Inc.	23,164	912,662
Viavi Solutions, Inc.†	730	7,672
		3,889,488
Toys/Games/Hobbies — 0.3%
Bandai Namco Holdings, Inc.	4,200	266,068
Nintendo Co., Ltd.	7,900	332,999
		599,067
Transportation — 1.0%
AP Moller-Maersk A/S, Series B	86	193,372
ArcBest Corp.	299	20,942
Covenant Logistics Group, Inc.	347	11,996
CSX Corp.	28,836	893,339
Deutsche Post AG	6,998	263,534
Dorian LPG, Ltd.	843	15,975
Hub Group, Inc., Class A†	375	29,809
Matson, Inc.	568	35,506
Nippon Yusen KK	6,200	146,922
Safe Bulkers, Inc.	3,050	8,875
SITC International Holdings Co., Ltd.	7,000	15,569
Teekay Corp.†	1,847	8,385
Union Pacific Corp.	362	74,959
United Parcel Service, Inc., Class B	550	95,612
		1,814,795
Water — 0.0%
SJW Group	257	20,866
Total Common Stocks (cost $130,784,316)		136,248,973
CORPORATE BONDS & NOTES — 8.2%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 15,000	12,998
7.75%, 04/15/2028*	20,000	14,600
CMG Media Corp.
8.88%, 12/15/2027*	70,000	52,689
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	62,000	59,321
		139,608
Security Description	Shares or Principal Amount	Value

Aerospace/Defense — 0.2%
Boeing Co.
1.43%, 02/04/2024	$ 16,000	$ 15,333
4.88%, 05/01/2025	35,000	34,732
Bombardier, Inc.
7.13%, 06/15/2026*	35,000	33,957
7.88%, 04/15/2027*	10,000	9,700
Howmet Aerospace, Inc.
3.00%, 01/15/2029	20,000	17,000
L3Harris Technologies, Inc.
3.85%, 12/15/2026	35,000	33,379
Northrop Grumman Corp.
3.25%, 01/15/2028	33,000	30,434
TransDigm, Inc.
4.63%, 01/15/2029	15,000	13,189
4.88%, 05/01/2029	15,000	13,084
5.50%, 11/15/2027	20,000	18,781
6.25%, 03/15/2026*	55,000	54,240
6.38%, 06/15/2026	10,000	9,730
		283,559
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	15,000	14,425
5.75%, 04/20/2029*	15,000	13,709
Delta Air Lines/Skymiles
4.75%, 10/20/2028*	35,000	32,899
United Airlines, Inc.
4.38%, 04/15/2026*	5,000	4,635
4.63%, 04/15/2029*	5,000	4,353
		70,021
Apparel — 0.0%
Hanesbrands, Inc.
4.63%, 05/15/2024*	10,000	9,685
Kontoor Brands, Inc.
4.13%, 11/15/2029*	20,000	16,322
Levi Strauss & Co.
3.50%, 03/01/2031*	40,000	31,748
		57,755
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
3.75%, 01/30/2031*	10,000	8,225
4.75%, 10/01/2027*	20,000	18,547
BMW US Capital LLC
3.95%, 08/14/2028*	25,000	23,605
Ford Motor Co.
3.25%, 02/12/2032	110,000	82,494
General Motors Co.
5.20%, 04/01/2045	12,000	9,753
5.95%, 04/01/2049	35,000	30,503
General Motors Financial Co., Inc.
1.25%, 01/08/2026	11,000	9,686
4.00%, 10/06/2026	9,000	8,471
		191,284
Auto Parts & Equipment — 0.0%
Clarios Global LP
6.75%, 05/15/2025*	9,000	9,021
Banks — 0.9%
Banco Santander SA
1.72%, 09/14/2027	200,000	170,833

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bank of America Corp.
2.50%, 02/13/2031	$ 52,000	$ 42,265
3.85%, 03/08/2037	97,000	80,322
6.10%, 03/17/2025(1)	87,000	83,955
Bank of Montreal
3.80%, 12/15/2032	14,000	12,327
Citigroup, Inc.
3.67%, 07/24/2028	56,000	51,430
3.88%, 02/18/2026(1)	66,000	56,265
4.45%, 09/29/2027	119,000	113,456
Deutsche Bank AG
2.31%, 11/16/2027	150,000	127,182
Fifth Third Bancorp
5.10%, 06/30/2023(1)	11,000	10,450
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	44,000	44,716
Freedom Mtg. Corp.
6.63%, 01/15/2027*	10,000	7,783
8.13%, 11/15/2024*	10,000	9,200
8.25%, 04/15/2025*	22,000	19,788
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	29,000	24,201
3.65%, 08/10/2026(1)	21,000	16,958
3.85%, 01/26/2027	35,000	33,324
4.22%, 05/01/2029	58,000	54,034
6.75%, 10/01/2037	11,000	11,737
JPMorgan Chase & Co.
2.08%, 04/22/2026	9,000	8,355
3.65%, 06/01/2026(1)	12,000	10,275
3.78%, 02/01/2028	24,000	22,423
3.80%, 07/23/2024	21,000	20,791
3.96%, 11/15/2048	114,000	88,920
4.60%, 02/01/2025(1)	71,000	62,569
6.10%, 10/01/2024(1)	12,000	11,679
JPMorgan Chase & Co. FRS
5.61%, (3 ML+1.00%), 05/15/2077	38,000	29,092
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	95,000	87,763
Royal Bank of Canada
4.65%, 01/27/2026	30,000	29,599
Toronto-Dominion Bank
4.11%, 06/08/2027	12,000	11,600
Truist Financial Corp.
4.80%, 09/01/2024(1)	27,000	24,307
US Bancorp
2.49%, 11/03/2036	68,000	51,746
Wells Fargo & Co.
3.90%, 03/15/2026(1)	22,000	19,256
5.88%, 06/15/2025(1)	96,000	92,640
Westpac Banking Corp.
2.96%, 11/16/2040	27,000	17,827
4.42%, 07/24/2039	36,000	29,715
		1,588,783
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	12,000	10,427
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	16,000	13,943
3.43%, 06/15/2027	19,000	17,681
		42,051
Security Description	Shares or Principal Amount	Value

Biotechnology — 0.0%
Amgen, Inc.
2.60%, 08/19/2026	$ 6,000	$ 5,544
3.20%, 11/02/2027	24,000	22,220
		27,764
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	15,000	13,056
Builders FirstSource, Inc.
4.25%, 02/01/2032*	10,000	8,107
6.38%, 06/15/2032*	10,000	9,392
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	5,000	4,588
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	7,427
Jeld-Wen, Inc.
4.88%, 12/15/2027*	5,000	3,763
6.25%, 05/15/2025*	10,000	9,353
Johnson Controls International PLC
3.90%, 02/14/2026	35,000	33,987
Louisiana-Pacific Corp.
3.63%, 03/15/2029*	15,000	12,958
Masonite International Corp.
3.50%, 02/15/2030*	25,000	20,223
5.38%, 02/01/2028*	5,000	4,623
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	10,000	7,962
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	3,763
4.38%, 07/15/2030*	30,000	24,448
5.00%, 02/15/2027*	15,000	13,841
		177,491
Chemicals — 0.4%
Avient Corp.
7.13%, 08/01/2030*	5,000	4,888
Cabot Corp.
5.00%, 06/30/2032	39,000	36,059
Celanese US Holdings LLC
1.40%, 08/05/2026	19,000	15,893
6.17%, 07/15/2027	100,000	98,633
6.33%, 07/15/2029	25,000	24,291
CF Industries, Inc.
4.95%, 06/01/2043	89,000	76,142
Huntsman International LLC
4.50%, 05/01/2029	73,000	65,560
Ingevity Corp.
3.88%, 11/01/2028*	15,000	12,898
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	19,000	15,074
3.47%, 12/01/2050*	11,000	7,446
4.45%, 09/26/2028	42,000	39,529
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	20,653
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,692
4.20%, 04/01/2029	29,000	27,240
PMHC II, Inc.
9.00%, 02/15/2030*	20,000	15,093
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	45,000	38,613
6.63%, 05/01/2029*	10,000	8,055

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Sherwin-Williams Co.
3.45%, 06/01/2027	$ 21,000	$ 19,697
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	20,000	12,954
Tronox, Inc.
4.63%, 03/15/2029*	25,000	20,781
Westlake Chemical Corp.
2.88%, 08/15/2041	30,000	19,813
Westlake Corp.
3.60%, 08/15/2026	35,000	32,886
WR Grace Holdings LLC
4.88%, 06/15/2027*	20,000	17,722
5.63%, 10/01/2024 to 08/15/2029*	35,000	30,032
		667,644
Commercial Services — 0.3%
ADT Security Corp.
4.13%, 08/01/2029*	30,000	25,514
Block, Inc.
3.50%, 06/01/2031	69,000	55,057
Carriage Services, Inc.
4.25%, 05/15/2029*	15,000	11,911
ERAC USA Finance LLC
5.63%, 03/15/2042*	47,000	44,434
Garda World Security Corp.
4.63%, 02/15/2027*	10,000	8,830
6.00%, 06/01/2029*	5,000	4,063
9.50%, 11/01/2027*	22,000	21,189
Gartner, Inc.
3.63%, 06/15/2029*	5,000	4,394
3.75%, 10/01/2030*	20,000	17,239
Global Payments, Inc.
2.90%, 05/15/2030	14,000	11,471
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	13,991
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	35,000	32,987
NESCO Holdings II, Inc.
5.50%, 04/15/2029*	25,000	21,875
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	30,000	19,491
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	10,000	8,632
6.25%, 01/15/2028*	30,000	27,305
S&P Global, Inc.
2.45%, 03/01/2027*	8,000	7,306
4.75%, 08/01/2028*	16,000	15,813
Sabre GLBL, Inc.
9.25%, 04/15/2025*	20,000	19,922
Service Corp. International
3.38%, 08/15/2030	10,000	8,129
4.00%, 05/15/2031	30,000	25,267
4.63%, 12/15/2027	14,000	13,077
5.13%, 06/01/2029	20,000	18,750
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	15,000	14,172
		450,819
Security Description	Shares or Principal Amount	Value

Computers — 0.1%
Apple, Inc.
3.00%, 11/13/2027	$ 115,000	$ 107,329
4.38%, 05/13/2045	34,000	31,421
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	35,000	29,532
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	3,000	3,418
		171,700
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	16,349
4.00%, 01/15/2028*	20,000	17,844
Univar Solutions USA, Inc.
5.13%, 12/01/2027*	20,000	18,967
		53,160
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/2023	150,000	149,015
AG Issuer LLC
6.25%, 03/01/2028*	15,000	13,784
Air Lease Corp.
3.25%, 10/01/2029	39,000	33,208
4.63%, 10/01/2028	51,000	47,702
Ally Financial, Inc.
8.00%, 11/01/2031	80,000	82,588
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	20,000	16,505
Capital One Financial Corp.
3.75%, 03/09/2027	28,000	26,606
4.20%, 10/29/2025	12,000	11,596
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	20,000	11,800
goeasy, Ltd.
4.38%, 05/01/2026*	10,000	8,850
5.38%, 12/01/2024*	5,000	4,797
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	16,000	12,036
2.65%, 09/15/2040	49,000	33,983
3.65%, 05/23/2025	11,000	10,738
Nationstar Mortgage Holdings, Inc.
5.50%, 08/15/2028*	15,000	12,231
5.75%, 11/15/2031*	35,000	27,212
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.88%, 04/15/2045*	21,000	16,943
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	40,895
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	20,000	18,024
5.75%, 09/15/2031*	10,000	7,930
PHH Mortgage Corp.
7.88%, 03/15/2026*	25,000	22,208
		608,651
Electric — 0.4%
AES Corp.
2.45%, 01/15/2031	48,000	38,185
American Electric Power Co., Inc.
4.30%, 12/01/2028	38,000	36,291

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
American Transmission Systems, Inc.
2.65%, 01/15/2032*	$ 16,000	$ 13,131
Appalachian Power Co.
5.80%, 10/01/2035	20,000	19,503
Calpine Corp.
4.50%, 02/15/2028*	25,000	22,299
5.00%, 02/01/2031*	5,000	4,195
5.25%, 06/01/2026*	10,000	9,525
Commonwealth Edison Co.
5.88%, 02/01/2033	25,000	25,750
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	12,000	10,043
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	35,000	32,409
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	7,000	6,783
4.25%, 05/01/2030	49,000	43,530
NRG Energy, Inc.
2.45%, 12/02/2027*	30,000	24,857
3.75%, 06/15/2024*	54,000	52,009
3.88%, 02/15/2032*	30,000	22,532
4.45%, 06/15/2029*	10,000	8,843
5.25%, 06/15/2029*	10,000	8,827
6.63%, 01/15/2027	2,000	1,983
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	10,248
2.95%, 03/01/2026	10,000	9,165
4.95%, 07/01/2050	16,000	12,397
5.90%, 06/15/2032	25,000	24,395
PacifiCorp
2.70%, 09/15/2030	15,000	12,896
6.25%, 10/15/2037	13,000	13,844
Vistra Corp.
7.00%, 12/15/2026*(1)	5,000	4,550
Vistra Operations Co. LLC
3.55%, 07/15/2024*	27,000	25,895
4.30%, 07/15/2029*	29,000	26,125
5.00%, 07/31/2027*	10,000	9,281
5.50%, 09/01/2026*	25,000	24,085
WEC Energy Group, Inc. FRS
6.72%, (3 ML+2.11%), 05/15/2067	71,000	59,394
		612,970
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
7.25%, 06/15/2028*	25,000	25,324
Electronics — 0.1%
Imola Merger Corp.
4.75%, 05/15/2029*	40,000	34,705
Sensata Technologies BV
4.00%, 04/15/2029*	15,000	12,937
5.88%, 09/01/2030*	20,000	18,954
Sensata Technologies, Inc.
3.75%, 02/15/2031*	63,000	51,826
TTM Technologies, Inc.
4.00%, 03/01/2029*	25,000	21,439
		139,861
Engineering & Construction — 0.0%
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	35,000	27,209
Security Description	Shares or Principal Amount	Value

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	$ 10,000	$ 5,374
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	5,000	4,069
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	40,000	39,156
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030*	25,000	22,411
Cinemark USA, Inc.
5.25%, 07/15/2028*	25,000	18,565
5.88%, 03/15/2026*	5,000	4,165
8.75%, 05/01/2025*	5,000	5,049
Everi Holdings, Inc.
5.00%, 07/15/2029*	25,000	21,474
Live Nation Entertainment, Inc.
5.63%, 03/15/2026*	20,000	18,914
6.50%, 05/15/2027*	10,000	9,785
Penn National Gaming, Inc.
5.63%, 01/15/2027*	35,000	31,736
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	5,000	4,442
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	15,000	12,670
Scientific Games International, Inc.
7.00%, 05/15/2028*	5,000	4,770
7.25%, 11/15/2029*	20,000	19,200
Warnermedia Holdings, Inc.
3.76%, 03/15/2027*	86,000	77,446
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	30,000	25,714
7.75%, 04/15/2025*	5,000	4,972
		329,912
Environmental Control — 0.1%
Covanta Holding Corp.
4.88%, 12/01/2029*	30,000	24,578
GFL Environmental, Inc.
3.50%, 09/01/2028*	10,000	8,792
4.00%, 08/01/2028*	5,000	4,275
4.75%, 06/15/2029*	15,000	13,129
5.13%, 12/15/2026*	15,000	14,344
Madison IAQ LLC
4.13%, 06/30/2028*	5,000	4,181
5.88%, 06/30/2029*	30,000	20,562
Waste Connections, Inc.
4.20%, 01/15/2033	13,000	12,074
4.25%, 12/01/2028	50,000	47,773
Waste Pro USA, Inc.
5.50%, 02/15/2026*	25,000	22,077
		171,785
Food — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	5,000	4,644
4.88%, 02/15/2030*	30,000	26,774
7.50%, 03/15/2026*	15,000	15,317
Kraft Heinz Foods Co.
3.88%, 05/15/2027	47,000	44,904

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	$ 40,000	$ 35,328
4.88%, 05/15/2028*	10,000	9,475
		136,442
Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	15,000	12,540
5.50%, 01/15/2026	15,000	14,208
Sylvamo Corp.
7.00%, 09/01/2029*	30,000	28,554
		55,302
Healthcare-Products — 0.0%
Danaher Corp.
3.35%, 09/15/2025	19,000	18,288
Medline Borrower LP
3.88%, 04/01/2029*	10,000	8,060
5.25%, 10/01/2029*	15,000	11,914
		38,262
Healthcare-Services — 0.2%
Air Methods Corp.
8.00%, 05/15/2025*	15,000	750
Centene Corp.
3.00%, 10/15/2030	15,000	12,296
4.63%, 12/15/2029	20,000	18,277
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	8,844
4.00%, 03/15/2031*	10,000	8,650
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	40,000	30,162
5.63%, 03/15/2027*	5,000	4,287
6.88%, 04/01/2028 to 04/15/2029*	25,000	12,509
8.00%, 03/15/2026*	15,000	13,656
HCA, Inc.
3.50%, 09/01/2030	5,000	4,312
4.50%, 02/15/2027	3,000	2,891
5.25%, 06/15/2026	12,000	11,855
5.38%, 09/01/2026	51,000	50,433
Humana, Inc.
5.75%, 03/01/2028	50,000	51,052
Tenet Healthcare Corp.
4.25%, 06/01/2029*	15,000	12,995
4.63%, 07/15/2024	4,000	3,901
4.88%, 01/01/2026*	25,000	23,641
5.13%, 11/01/2027*	70,000	65,117
6.13%, 06/15/2030*	25,000	23,820
UnitedHealth Group, Inc.
3.45%, 01/15/2027	3,000	2,855
3.85%, 06/15/2028	62,000	59,374
		421,677
Home Builders — 0.1%
D.R. Horton, Inc.
5.75%, 08/15/2023	14,000	14,045
Lennar Corp.
4.75%, 11/29/2027	67,000	64,589
PulteGroup, Inc.
7.88%, 06/15/2032	20,000	22,226
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.88%, 06/15/2024	$ 5,000	$ 4,975
		105,835
Household Products/Wares — 0.0%
Spectrum Brands, Inc.
5.00%, 10/01/2029*	15,000	12,981
Housewares — 0.0%
Newell Brands, Inc.
4.45%, 04/01/2026	25,000	23,520
4.88%, 06/01/2025	10,000	9,725
Scotts Miracle-Gro Co.
4.38%, 02/01/2032	10,000	7,537
4.50%, 10/15/2029	45,000	36,450
		77,232
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/2027*	30,000	26,966
AmWINS Group, Inc.
4.88%, 06/30/2029*	5,000	4,241
Aon PLC
4.25%, 12/12/2042	20,000	15,473
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	14,000	9,350
4.30%, 05/15/2043	29,000	25,997
CNO Financial Group, Inc.
5.25%, 05/30/2025 to 05/30/2029	26,000	25,204
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	71,000	67,101
Fidelity National Financial, Inc.
3.20%, 09/17/2051	27,000	15,682
HUB International, Ltd.
5.63%, 12/01/2029*	5,000	4,367
7.00%, 05/01/2026*	35,000	34,265
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	23,000	22,215
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	72,000	47,186
MetLife, Inc.
6.40%, 12/15/2066	45,000	43,519
Prudential Financial, Inc.
5.20%, 03/15/2044	44,000	41,829
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	21,000	23,114
USI, Inc.
6.88%, 05/01/2025*	10,000	9,633
		416,142
Internet — 0.3%
Alphabet, Inc.
2.00%, 08/15/2026	15,000	13,791
2.25%, 08/15/2060	33,000	18,590
Amazon.com, Inc.
2.10%, 05/12/2031	33,000	26,949
2.70%, 06/03/2060	38,000	22,889
Arches Buyer, Inc.
4.25%, 06/01/2028*	50,000	39,105
6.13%, 12/01/2028*	15,000	12,038

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Booking Holdings, Inc.
4.63%, 04/13/2030	$ 50,000	$ 48,289
Gen Digital, Inc.
6.75%, 09/30/2027*	10,000	9,800
Match Group Holdings II LLC
3.63%, 10/01/2031*	20,000	15,337
4.13%, 08/01/2030*	5,000	4,082
4.63%, 06/01/2028*	25,000	22,286
5.00%, 12/15/2027*	6,000	5,520
Meta Platforms, Inc.
3.50%, 08/15/2027	18,000	16,776
4.45%, 08/15/2052	39,000	30,991
Millennium Escrow Corp.
6.63%, 08/01/2026*	10,000	6,401
Netflix, Inc.
4.38%, 11/15/2026	67,000	64,487
4.88%, 04/15/2028	30,000	28,968
5.88%, 11/15/2028	28,000	28,379
TripAdvisor, Inc
7.00%, 07/15/2025*	20,000	19,761
		434,439
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	88,000	80,648
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	10,000	8,457
5.25%, 05/15/2027	20,000	18,312
6.25%, 05/15/2026	25,000	24,022
		131,439
Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	37,000	37,549
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	20,960
Commercial Metals Co.
4.13%, 01/15/2030	10,000	8,848
4.38%, 03/15/2032	5,000	4,350
TMS International Corp.
6.25%, 04/15/2029*	20,000	14,305
		86,012
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	25,000	17,851
10.50%, 02/01/2026*	15,000	15,071
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	40,000	29,848
NCL Corp., Ltd.
5.88%, 02/15/2027*	10,000	8,663
7.75%, 02/15/2029*	5,000	3,763
Royal Caribbean Cruises, Ltd.
5.50%, 08/31/2026*	5,000	4,206
9.25%, 01/15/2029*	5,000	5,138
		84,540
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	5,000	4,657
4.75%, 06/15/2031*	30,000	26,100
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Full House Resorts, Inc.
8.25%, 02/15/2028*	$ 25,000	$ 22,133
Hilton Domestic Operating Co, Inc.
4.88%, 01/15/2030	60,000	54,373
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	20,000	19,036
Station Casinos LLC
4.50%, 02/15/2028*	25,000	21,734
4.63%, 12/01/2031*	15,000	12,033
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	10,000	9,335
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*	20,000	18,049
		187,450
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	6,747
4.60%, 05/15/2028	40,000	38,015
Terex Corp.
5.00%, 05/15/2029*	10,000	8,987
Vertiv Group Corp.
4.13%, 11/15/2028*	30,000	25,500
		79,249
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	25,000	25,132
9.50%, 01/01/2031*	5,000	5,128
Granite US Holdings Corp.
11.00%, 10/01/2027*	25,000	26,344
OT Merger Corp.
7.88%, 10/15/2029*	30,000	15,900
Otis Worldwide Corp.
2.29%, 04/05/2027	24,000	21,481
Stevens Holding Co., Inc.
6.13%, 10/01/2026*	25,000	25,062
		119,047
Media — 0.5%
Audacy Capital Corp.
6.75%, 03/31/2029*	25,000	4,330
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026*	25,000	15,000
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	12,032
4.50%, 05/01/2032	10,000	7,960
4.75%, 03/01/2030*	40,000	34,497
5.38%, 06/01/2029*	60,000	54,256
Cengage Learning, Inc.
9.50%, 06/15/2024*	25,000	23,844
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	39,000	31,390
6.48%, 10/23/2045	40,000	36,071
Comcast Corp.
2.35%, 01/15/2027	28,000	25,441

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
3.30%, 02/01/2027	$ 104,000	$ 98,005
4.00%, 11/01/2049	49,000	38,666
Cox Communications, Inc.
3.35%, 09/15/2026*	21,000	19,634
3.50%, 08/15/2027*	14,000	12,996
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026*	20,000	2,350
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.88%, 08/15/2027*	10,000	8,947
DISH DBS Corp.
5.13%, 06/01/2029	20,000	12,902
5.25%, 12/01/2026*	10,000	8,423
5.75%, 12/01/2028*	15,000	11,972
5.88%, 11/15/2024	10,000	9,292
7.75%, 07/01/2026	10,000	8,064
Gray Escrow II, Inc.
5.38%, 11/15/2031*	50,000	36,032
iHeartCommunications, Inc.
8.38%, 05/01/2027	32,299	27,468
Mav Acquisition Corp.
5.75%, 08/01/2028*	25,000	21,009
8.00%, 08/01/2029*	30,000	24,809
News Corp.
3.88%, 05/15/2029*	20,000	17,348
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	10,000	8,025
5.38%, 01/15/2031*	20,000	16,030
Scripps Escrow, Inc.
5.88%, 07/15/2027*	10,000	8,925
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	45,000	35,108
4.00%, 07/15/2028*	15,000	13,054
Spanish Broadcasting System, Inc.
9.75%, 03/01/2026*	15,000	8,625
Townsquare Media, Inc.
6.88%, 02/01/2026*	20,000	17,750
Univision Communications, Inc.
6.63%, 06/01/2027*	30,000	28,944
7.38%, 06/30/2030*	10,000	9,557
Urban One, Inc.
7.38%, 02/01/2028*	25,000	21,133
Walt Disney Co.
4.75%, 09/15/2044	24,000	22,138
7.75%, 12/01/2045	3,000	3,749
		795,776
Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029*	25,000	21,617
Mining — 0.1%
Compass Minerals International, Inc.
4.88%, 07/15/2024*	5,000	4,806
6.75%, 12/01/2027*	25,000	24,000
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	20,000	18,668
4.63%, 08/01/2030	15,000	13,971
5.45%, 03/15/2043	20,000	18,041
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	6,590
Security Description	Shares or Principal Amount	Value

Mining (continued)
Glencore Funding LLC
2.50%, 09/01/2030*	$ 70,000	$ 56,818
4.13%, 03/12/2024*	18,000	17,711
Novelis Corp.
3.25%, 11/15/2026*	10,000	8,965
3.88%, 08/15/2031*	15,000	12,246
4.75%, 01/30/2030*	15,000	13,299
Taseko Mines, Ltd.
7.00%, 02/15/2026*	15,000	13,190
		208,305
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.
4.63%, 05/15/2030*	10,000	8,525
5.63%, 07/01/2027*	10,000	9,487
General Electric Co. VRS
8.10%, 12/29/2049(2)	41,000	40,280
		58,292
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	21,292
Oil & Gas — 0.6%
Alberta Energy Co., Ltd.
8.13%, 09/15/2030	5,000	5,487
Antero Resources Corp.
7.63%, 02/01/2029*	8,000	8,044
Apache Corp.
4.38%, 10/15/2028	25,000	22,502
5.10%, 09/01/2040	30,000	24,861
BP Capital Markets America, Inc.
3.12%, 05/04/2026	12,000	11,375
Callon Petroleum Co.
7.50%, 06/15/2030*	35,000	32,025
8.00%, 08/01/2028*	20,000	19,066
Cenovus Energy, Inc.
6.75%, 11/15/2039	5,000	5,188
Centennial Resource Production LLC
5.38%, 01/15/2026*	35,000	31,860
6.88%, 04/01/2027*	30,000	28,267
Chord Energy Corp.
6.38%, 06/01/2026*	25,000	24,348
Comstock Resources, Inc.
5.88%, 01/15/2030*	20,000	17,194
6.75%, 03/01/2029*	15,000	13,537
Continental Resources, Inc.
2.88%, 04/01/2032*	76,000	56,292
4.38%, 01/15/2028	15,000	13,744
4.50%, 04/15/2023	25,000	24,939
5.75%, 01/15/2031*	15,000	13,963
Devon Energy Corp.
7.95%, 04/15/2032	20,000	22,698
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	11,284
Diamondback Energy, Inc.
3.25%, 12/01/2026	39,000	36,274
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	27,420
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/2028*	45,000	43,088

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
EQT Corp.
5.68%, 10/01/2025	$ 24,000	$ 23,883
7.00%, 02/01/2030	15,000	15,557
Equinor ASA
5.10%, 08/17/2040	36,000	35,352
Nabors Industries, Inc.
5.75%, 02/01/2025	20,000	19,072
7.38%, 05/15/2027*	5,000	4,843
9.00%, 02/01/2025*	4,000	4,050
Nabors Industries, Ltd.
7.25%, 01/15/2026*	15,000	14,136
Occidental Petroleum Corp.
5.88%, 09/01/2025	5,000	4,982
6.13%, 01/01/2031	5,000	5,046
6.20%, 03/15/2040	55,000	53,823
6.45%, 09/15/2036	90,000	91,800
6.63%, 09/01/2030	10,000	10,334
Ovintiv, Inc.
6.50%, 08/15/2034	15,000	15,094
6.63%, 08/15/2037	5,000	5,029
7.38%, 11/01/2031	10,000	10,644
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	30,000	26,888
Precision Drilling Corp.
6.88%, 01/15/2029*	10,000	9,310
7.13%, 01/15/2026*	40,000	38,700
Rockcliff Energy II LLC
5.50%, 10/15/2029*	40,000	36,598
SM Energy Co.
5.63%, 06/01/2025	20,000	19,200
6.50%, 07/15/2028	5,000	4,794
6.63%, 01/15/2027	10,000	9,632
6.75%, 09/15/2026	15,000	14,563
Southwestern Energy Co.
5.38%, 02/01/2029 to 03/15/2030	65,000	59,958
Transocean Pontus, Ltd.
6.13%, 08/01/2025*	8,400	8,230
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	17,500	17,030
Transocean, Inc.
11.50%, 01/30/2027*	15,000	15,037
Viper Energy Partners LP
5.38%, 11/01/2027*	20,000	18,990
		1,086,031
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026 to 09/01/2027	40,000	38,129
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	34,000	30,288
1.65%, 01/15/2027	56,000	47,895
BWAY Holding Co.
5.50%, 04/15/2024*	5,000	4,862
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	25,000	25,738
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	8,520
3.75%, 02/01/2030*	10,000	8,500
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Intelligent Packaging Holdco Issuer LP
9.00%, 01/15/2026*(3)	$ 10,000	$ 6,980
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	15,000	12,089
Mauser Packaging Solutions Holding Co.
7.25%, 04/15/2025*	10,000	9,247
8.50%, 04/15/2024*	5,000	4,900
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,124
8.20%, 01/15/2030	24,000	27,062
		187,205
Pharmaceuticals — 0.2%
1375209 BC, Ltd.
9.00%, 01/30/2028*	999	973
Bausch Health Cos, Inc.
11.00%, 09/30/2028*	2,000	1,560
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	20,000	12,721
6.13%, 02/01/2027*	15,000	10,344
Becton Dickinson & Co.
3.70%, 06/06/2027	32,000	30,234
Elanco Animal Health, Inc.
6.40%, 08/28/2028	15,000	14,273
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/2025*	14,000	9,310
Option Care Health, Inc.
4.38%, 10/31/2029*	5,000	4,374
Owens & Minor, Inc.
4.50%, 03/31/2029*	25,000	19,933
6.63%, 04/01/2030*	20,000	17,188
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	178,109
Viatris, Inc.
2.30%, 06/22/2027	27,000	23,070
Zoetis, Inc.
2.00%, 05/15/2030	5,000	4,058
3.90%, 08/20/2028	58,000	55,093
		381,240
Pipelines — 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.88%, 05/15/2026*	10,000	10,123
Boardwalk Pipelines LP
3.60%, 09/01/2032	10,000	8,275
Buckeye Partners LP
3.95%, 12/01/2026	15,000	13,421
4.50%, 03/01/2028*	20,000	17,580
5.85%, 11/15/2043	5,000	3,725
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	50,000	49,396
Cheniere Energy Partners LP
3.25%, 01/31/2032	39,000	30,994
4.00%, 03/01/2031	15,000	12,770
DCP Midstream Operating LP
5.63%, 07/15/2027	15,000	14,879
6.75%, 09/15/2037*	20,000	20,160

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
DT Midstream, Inc.
4.30%, 04/15/2032*	$ 21,000	$ 18,449
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	26,000	29,402
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,576
Energy Transfer LP
6.63%, 02/15/2028(1)	85,000	63,112
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/2023	9,000	8,934
Energy Transfer Operating LP
2.90%, 05/15/2025	19,000	17,893
5.88%, 01/15/2024	29,000	29,073
6.50%, 02/01/2042	2,000	1,977
EnLink Midstream LLC
5.63%, 01/15/2028*	40,000	38,100
Enterprise Products Operating LLC
2.80%, 01/31/2030	64,000	54,370
4.25%, 02/15/2048	17,000	13,641
Hess Midstream Operations LP
4.25%, 02/15/2030*	10,000	8,549
5.50%, 10/15/2030*	10,000	9,149
5.63%, 02/15/2026*	25,000	24,352
Hess Midstream Partners LP
5.13%, 06/15/2028*	10,000	9,247
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	30,000	27,315
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,391
Kinetik Holdings LP
5.88%, 06/15/2030*	64,000	60,018
ONEOK, Inc.
6.10%, 11/15/2032	50,000	49,998
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	40,000	37,599
5.00%, 03/15/2027	20,000	19,610
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028*	20,000	17,737
6.00%, 12/31/2030*	15,000	12,971
TransCanada Trust
5.30%, 03/15/2077	49,000	41,160
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 to 11/01/2033*	35,000	29,463
		819,409
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	31,000	27,878
Real Estate — 0.0%
Realogy Group LLC/Realogy Co,-Issuer Corp.
5.75%, 01/15/2029*	15,000	11,346
REITS — 0.3%
American Tower Corp.
2.75%, 01/15/2027	12,000	10,878
2.90%, 01/15/2030	40,000	33,875
3.13%, 01/15/2027	82,000	75,131
Security Description	Shares or Principal Amount	Value

REITS (continued)
Boston Properties LP
6.75%, 12/01/2027	$ 10,000	$ 10,311
Crown Castle, Inc.
3.80%, 02/15/2028	33,000	30,669
4.75%, 05/15/2047	5,000	4,241
Crown Castle, Inc.
3.65%, 09/01/2027	16,000	14,861
Digital Realty Trust LP
4.45%, 07/15/2028	76,000	71,953
Equinix, Inc.
3.20%, 11/18/2029	58,000	50,484
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	21,000	16,787
5.25%, 06/01/2025	10,000	9,830
iStar, Inc.
4.25%, 08/01/2025	90,000	88,193
4.75%, 10/01/2024	5,000	4,962
5.50%, 02/15/2026	15,000	14,962
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	25,000	21,001
4.75%, 06/15/2029*	25,000	20,184
5.25%, 10/01/2025*	5,000	4,698
Prologis LP
2.25%, 04/15/2030	12,000	9,997
Service Properties Trust
7.50%, 09/15/2025	5,000	4,765
VICI Properties LP
4.75%, 02/15/2028	28,000	26,563
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	10,893
Weyerhaeuser Co.
7.38%, 03/15/2032	6,000	6,632
		541,870
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	30,000	26,836
4.00%, 10/15/2030*	15,000	12,147
4.38%, 01/15/2028*	20,000	17,908
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	36,000	30,508
3.55%, 07/26/2027*	32,000	29,577
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	10,000	8,427
AutoNation, Inc.
3.80%, 11/15/2027	20,000	18,140
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	10,000	6,179
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	8,310
4.50%, 11/15/2026*	15,000	14,011
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	10,000	8,066
IRB Holding Corp.
7.00%, 06/15/2025*	10,000	9,975
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	10,000	9,600
L Brands, Inc.
6.63%, 10/01/2030*	30,000	28,152
6.75%, 07/01/2036	10,000	8,789

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
7.50%, 06/15/2029	$ 15,000	$ 14,808
9.38%, 07/01/2025*	3,000	3,196
LBM Acquisition LLC
6.25%, 01/15/2029*	15,000	9,545
Macy's Retail Holdings LLC
5.88%, 03/15/2030*	5,000	4,339
6.13%, 03/15/2032*	10,000	8,405
Staples, Inc.
7.50%, 04/15/2026*	65,000	55,944
Victoria's Secret & Co.
4.63%, 07/15/2029*	30,000	23,553
White Cap Buyer LLC
6.88%, 10/15/2028*	10,000	8,650
Yum! Brands, Inc.
3.63%, 03/15/2031	10,000	8,385
4.75%, 01/15/2030*	15,000	13,763
5.38%, 04/01/2032	5,000	4,631
		391,844
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	56,000	52,970
Broadcom, Inc.
3.19%, 11/15/2036*	43,000	30,886
4.15%, 11/15/2030	47,000	42,119
4.93%, 05/15/2037*	63,000	54,959
Microchip Technology, Inc.
4.33%, 06/01/2023	20,000	19,915
		200,849
Software — 0.3%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	22,108
Boxer Parent Co., Inc.
7.13%, 10/02/2025*	5,000	4,863
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	10,000	9,781
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	35,000	29,762
Microsoft Corp.
2.40%, 08/08/2026	8,000	7,460
2.92%, 03/17/2052	31,000	21,932
Oracle Corp.
1.65%, 03/25/2026	56,000	50,132
2.95%, 04/01/2030	15,000	12,789
3.65%, 03/25/2041	73,000	53,888
3.95%, 03/25/2051	13,000	9,262
Picard Midco, Inc.
6.50%, 03/31/2029*	40,000	33,691
Rocket Software, Inc.
6.50%, 02/15/2029*	45,000	35,475
salesforce.com, Inc.
2.90%, 07/15/2051	43,000	28,183
3.05%, 07/15/2061	61,000	38,733
ServiceNow, Inc.
1.40%, 09/01/2030	41,000	31,366
Twilio, Inc.
3.63%, 03/15/2029	25,000	20,310
3.88%, 03/15/2031	10,000	7,934
Workday, Inc.
3.70%, 04/01/2029	21,000	19,266
Security Description	Shares or Principal Amount	Value

Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	$ 65,000	$ 54,625
		491,560
Telecommunications — 0.3%
AT&T, Inc.
2.30%, 06/01/2027	83,000	73,819
2.55%, 12/01/2033	56,000	43,037
4.35%, 03/01/2029	48,000	45,646
4.75%, 05/15/2046	5,000	4,227
CommScope Technologies LLC
6.00%, 06/15/2025*	8,000	7,280
CommScope, Inc.
6.00%, 03/01/2026*	10,000	9,229
8.25%, 03/01/2027*	10,000	7,750
Embarq Corp.
8.00%, 06/01/2036	20,000	9,300
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	40,000	37,143
6.75%, 05/01/2029*	30,000	24,818
Level 3 Financing, Inc.
4.25%, 07/01/2028*	5,000	3,938
Lumen Technologies, Inc.
4.50%, 01/15/2029*	20,000	13,804
Sprint Capital Corp.
6.88%, 11/15/2028	85,000	88,225
Sprint Corp.
7.63%, 03/01/2026	15,000	15,785
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	8,263
3.75%, 04/15/2027	65,000	61,223
3.88%, 04/15/2030	7,000	6,341
5.38%, 04/15/2027	5,000	5,048
Verizon Communications, Inc.
2.10%, 03/22/2028	12,000	10,414
3.70%, 03/22/2061	39,000	27,202
4.33%, 09/21/2028	91,000	87,495
		589,987
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,597
3.75%, 04/01/2029*	15,000	13,175
		17,772
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Co.
6.50%, 06/15/2027*	55,000	52,250
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	11,000	10,090
4.40%, 07/01/2027*	91,000	86,354
		96,444
Total Corporate Bonds & Notes (cost $16,211,766)		14,271,517
CONVERTIBLE BONDS & NOTES — 0.0%
Media — 0.0%
DISH Network Corp.
3.38%, 08/15/2026	10,000	6,265

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES (continued)
Oil & Gas — 0.0%
Nabors Industries, Inc.
0.75%, 01/15/2024	$ 20,000	$ 18,400
Transocean, Inc.
0.50%, 01/30/2023	9,000	8,651
		27,051
Total Convertible Bonds & Notes (cost $35,918)		33,316
LOANS(4)(5)(6) — 0.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
7.89%, (3 ML+ 7.91%), 08/21/2026	19,213	17,402
Airlines — 0.0%
Aadvantage Loyalty LP, Ltd. FRS
9.14%, (3 ML+ 8.99%), 04/20/2028	5,000	4,971
United Airlines, Inc. FRS
8.14%, (3 ML+ 8.11%), 04/21/2028	14,738	14,504
		19,475
Auto Parts & Equipment — 0.0%
Adient US LLC FRS
7.65%, (1 ML+ 7.63%), 04/10/2028	9,850	9,717
Clarios Global LP FRS
7.65%, (1 ML+ 7.63%), 04/30/2026	30,000	29,337
		39,054
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
7.88%, (1 ML+ 7.88%), 11/23/2027	15,603	13,626
Chemicals — 0.0%
Starfruit US HoldCo. LLC FRS
7.39%, (3 ML+ 7.16%), 10/01/2025	11,584	11,405
Commercial Services — 0.0%
Neptune Bidco US, Inc. FRS
9.41%, (SOFR+ 8.82%), 04/11/2029	15,000	13,375
Pecf Uss Intermediate Hldg Iii Term Loan B FRS
8.65%, (1 ML+ 8.63%), 12/15/2028	24,750	20,563
		33,938
Computers — 0.0%
Vision Solutions, Inc. FRS
8.39%, (3 ML+ 8.36%), 04/24/2028	14,962	12,381
Energy-Alternate Sources — 0.0%
CQP Holdco LP FRS
8.13%, (3 ML+ 8.48%), 06/05/2028	19,700	19,585
Engineering & Construction — 0.0%
Brand Industrial Services, Inc. FRS
8.98%, (3 ML+ 8.56%), 06/21/2024	39,382	35,533
Entertainment — 0.0%
AMC Entertainment Holdings, Inc. FRS
7.36%, (1 ML+ 7.27%), 04/22/2026	14,707	7,895
Environmental Control — 0.0%
GFL Environmental, Inc. FRS
7.39%, (3 ML+ 7.41%), 05/30/2025	12,435	12,427
Robertshaw US Holding Corp. FRS
12.78%, (3 ML+ 12.75%), 02/28/2026	5,000	2,500
		14,927
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 0.0%
Global Medical Response, Inc. FRS
8.64%, (1 ML+ 8.42%), 10/02/2025	$ 9,364	$ 6,547
One Call Corp. FRS
7.88%, (3 ML+ 9.88%), 04/22/2027	9,775	8,040
		14,587
Insurance — 0.0%
Asurion LLC FRS
7.65%, (1 ML+ 7.63%), 07/31/2027	9,875	8,606
9.61%, (1 ML+ 9.63%), 01/20/2029	5,000	3,858
HUB International, Ltd. FRS
7.64%, (3 ML+ 7.38%), 04/25/2025	4,937	4,888
		17,352
Internet — 0.0%
Proofpoint, Inc. FRS
6.25%, (3 ML+ 10.98%), 08/31/2029	15,000	14,350
Leisure Time — 0.0%
MajorDrive Holdings IV LLC FRS
8.39%, (3 ML+ 8.81%), 06/01/2028	19,675	18,445
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. FRS
7.15%, (1 ML+ 6.89%), 03/02/2027	29,032	27,958
Machinery-Diversified — 0.0%
Vertical US Newco, Inc. FRS
8.67%, (6 ML+ 6.87%), 07/30/2027	9,851	9,469
Media — 0.1%
DirecTV Financing LLC FRS
9.39%, (1 ML+ 9.38%), 08/02/2027	32,750	31,763
iHeartCommunications, Inc. FRS
7.65%, (1 ML+ 7.63%), 05/01/2026	13,374	12,308
		44,071
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. FRS
7.86%, (SOFR+ 8.26%), 02/12/2026	4,850	4,287
Mauser Packaging Solutions Holding Co. FRS
8.01%, (1 ML+ 7.50%), 04/03/2024	29,921	29,162
		33,449
Retail — 0.1%
IRB Holding Corp. FRS
7.36%, (1 ML+ 4.24%), 12/15/2027	4,913	4,754
PetSmart, Inc. FRS
8.15%, (1 ML+ 8.13%), 02/11/2028	34,925	34,161
White Cap Buyer LLC FRS
8.16%, (SOFR+ 8.07%), 10/19/2027	14,701	14,189
		53,104
Software — 0.1%
Ascend Learning Llc 2021 2nd Lien Term Loan FRS
10.15%, (1 ML+ 10.13%), 12/10/2029	10,000	8,525
Epicor Software Corp. FRS
12.14%, (1 ML+ 12.13%), 07/31/2028	10,000	9,808
Greeneden US Holdings II LLC FRS
8.39%, (1 ML+ 8.38%), 12/01/2027	14,737	14,119
Rocket Software, Inc. FRS
8.63%, (1 ML+ 8.63%), 11/28/2025	9,850	9,463
Solera LLC FRS
8.38%, (3 ML+ 8.73%), 06/02/2028	14,788	13,462

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Software (continued)
The Ultimate Software Group, Inc. FRS
9.00%, (3 ML+ 9.00%), 05/03/2027	$ 10,000	$ 9,156
TIBCO Software, Inc. FRS
9.09%, (SOFR+ 9.18%), 03/30/2029	5,000	4,454
		68,987
Total Loans (cost $563,538)		526,993
ASSET BACKED SECURITIES — 0.0%
Other Asset Backed Securities — 0.0%
Towd Point Mtg. Trust FRS
Series 2018-SL1, Class A 4.99%, (1 ML+0.60%), 01/25/2046* (cost $15,867)	15,931	15,838
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Commercial and Residential — 1.9%
AREIT Trust FRS
Series 2021-CRE5, Class A 5.42%, (1 ML+1.08%), 11/17/2038*	68,479	65,286
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	199,000	160,049
CD Commercial Mtg. Trust VRS
Series 2016-CD1, Class XA 1.37%, 08/10/2049(2)(7)	237,962	8,458
CD Mtg. Trust VRS
Series 2017-CD5, Class C 4.13%, 08/15/2050(2)	56,000	47,080
Series 2017-CD6, Class C 4.23%, 11/13/2050(2)	57,000	47,747
Citigroup Commercial Mtg. Trust VRS
Series 2013-GC11, Class C 4.13%, 04/10/2046(2)	82,000	81,263
Series 2015-P1, Class C 4.37%, 09/15/2048(2)	37,000	33,523
Series 2014-GC21, Class C 4.78%, 05/10/2047(2)	68,000	61,878
Series 2014-GC19, Class D 5.09%, 03/11/2047*(2)	30,000	28,046
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 3.72%, 05/25/2035(2)	5,507	5,313
Commercial Mtg. Trust VRS
Series 2014-UBS6, Class XA 0.84%, 12/10/2047(2)(7)	317,246	3,855
Series 2013-CR11, Class XA 0.90%, 08/10/2050(2)(7)	428,195	1,361
Series 2014-CR19, Class XA 0.93%, 08/10/2047(2)(7)	446,531	4,877
Series 2014-CR20, Class XA 0.94%, 11/10/2047(2)(7)	489,262	6,498
Series 2013-LC13, Class XA 0.96%, 08/10/2046(2)(7)	167,125	585
Series 2014-UBS4, Class XA 1.09%, 08/10/2047(2)(7)	261,597	2,919
Series 2015-CR23, Class C 4.30%, 05/10/2048(2)	59,000	53,885
Series 2015-LC21, Class B 4.33%, 07/10/2048(2)	127,000	117,549
Series 2014-UBS6, Class C 4.44%, 12/10/2047(2)	18,000	16,483
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2013-CR11, Class AM 4.72%, 08/10/2050(2)	$ 12,000	$ 11,815
Series 2014-CR17, Class C 4.78%, 05/10/2047(2)	198,000	180,157
Series 2010-C1, Class D 5.79%, 07/10/2046*(2)	70,654	68,445
Commerical Mtg. Trust VRS
Series 2013-CR6, Class D 4.08%, 03/10/2046*(2)	36,000	32,473
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 0.85%, 09/15/2039*(2)(7)	103	2
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	68,723
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.82%, 04/15/2050(2)(7)	911,935	11,267
Series 2015-C1, Class AS 3.79%, 04/15/2050(2)	53,000	48,850
Series 2016-C7, Class AS 3.96%, 11/15/2049(2)	64,000	58,820
Series 2015-C1, Class C 4.26%, 04/15/2050(2)	81,000	69,418
CSMC Trust VRS
Series 2016-NXSR, Class C 4.45%, 12/15/2049(2)	37,000	28,576
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.36%, 08/10/2044*(2)	98,402	90,038
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2016-C03, Class 2M2 10.29%, (1 ML+5.90%), 10/25/2028	2,376	2,474
GS Mtg. Securities Corp. Trust VRS
Series 2012-GCJ9, Class C 4.45%, 11/10/2045*(2)	33,378	33,230
GS Mtg. Securities Trust
Series 2013-GC10, Class B 3.68%, 02/10/2046*	23,053	23,007
GS Mtg. Securities Trust VRS
Series 2015-GC30, Class C 4.07%, 05/10/2050(2)	45,000	40,134
Series 2014-GC22, Class C 4.69%, 06/10/2047(2)	54,000	50,171
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C17, Class XA 0.69%, 01/15/2047(2)(7)	558,632	2,432
Series 2013-C12, Class C 4.11%, 07/15/2045(2)	50,000	48,335
Series 2014-C22, Class C 4.55%, 09/15/2047(2)	19,000	16,964
Series 2014-C19, Class C 4.65%, 04/15/2047(2)	12,000	11,318
Series 2013-C15, Class C 5.18%, 11/15/2045(2)	105,000	101,795
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	22,000	21,664

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(2)	$ 135,000	$ 126,036
Series 2012-C6, Class D 4.96%, 05/15/2045(2)	53,803	49,727
Series 2013-C16, Class C 5.01%, 12/15/2046(2)	33,000	31,861
Legacy Mtg. Asset Trust
Series 2020-GS5, Class A1 3.25%, 06/25/2060*(8)	109,425	107,645
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class B 3.93%, 11/15/2045	1,616	1,612
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C17, Class XA 1.03%, 08/15/2047(2)(7)	81,902	770
Series 2013-C8, Class B 3.51%, 12/15/2048(2)	1,788	1,782
Series 2013-C10, Class AS 4.07%, 07/15/2046(2)	36,000	35,488
Series 2014-C17, Class C 4.48%, 08/15/2047(2)	85,000	79,113
Series 2012-C5, Class E 4.61%, 08/15/2045*(2)	67,000	61,844
Series 2013-C13, Class B 4.74%, 11/15/2046(2)	53,000	51,530
Series 2013-C12, Class C 4.76%, 10/15/2046(2)	55,000	52,127
Series 2014-C14, Class C 5.06%, 02/15/2047(2)	72,000	69,270
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 3.89%, 11/15/2049(2)	163,000	132,562
Series 2018-L1, Class A4 4.41%, 10/15/2051(2)	85,000	80,334
Series 2011-C3, Class D 5.08%, 07/15/2049*(2)	43,000	41,441
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class A 5.59%, (1 ML+1.20%), 11/25/2036*	37,335	35,604
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 5.40%, (1 ML+1.08%), 09/15/2036*	96,134	92,718
Verus Securitization Trust VRS
Series 2020-INV1, Class A1 1.98%, 03/25/2060*(2)	16,348	15,630
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2004-AR12, Class A2B 5.31%, (1 ML+0.92%), 10/25/2044	13,761	12,376
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	73,436
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	41,718
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.02%, 08/15/2053(2)	82,000	66,828
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
WFRBS Commercial Mtg. Trust
Series 2013-C11, Class AS 3.31%, 03/15/2045	$ 32,750	$ 32,667
WF-RBS Commercial Mtg. Trust
Series 2012-C10, Class AS 3.24%, 12/15/2045	27,728	27,133
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class XA 0.94%, 03/15/2045*(2)(7)	22,841	1
Series 2012-C10, Class XA 1.18%, 12/15/2045*(2)(7)	8,238	0
Series 2012-C10, Class C 4.36%, 12/15/2045(2)	18,000	16,105
Series 2013-C18, Class AS 4.39%, 12/15/2046(2)	67,000	65,162
Series 2013-C12, Class C 4.39%, 03/15/2048(2)	65,000	64,341
Series 2012-C7, Class D 4.65%, 06/15/2045*(2)	55,000	20,900
Series 2014-C19, Class B 4.72%, 03/15/2047(2)	86,000	82,209
Series 2012-C9, Class D 4.77%, 11/15/2045*(2)	29,525	27,897
Series 2011-C3, Class D 5.38%, 03/15/2044*(2)	26,130	10,415
		3,375,045
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2022-DNA2, Class M1A 5.23%, (SOFR30A+1.30%), 02/25/2042*	78,186	76,892
Series 2018-HRP2, Class M3AS 5.39%, (1 ML+1.00%), 02/25/2047*	213,417	206,934
Series 2022-DNA1, Class M1B 5.78%, (SOFR30A+1.85%), 01/25/2042*	21,000	19,926
Series 2021-DNA2, Class M2 6.23%, (SOFR30A+2.30%), 08/25/2033*	73,000	72,172
Series 2018-HRP2, Class M3 6.79%, (1 ML+2.40%), 02/25/2047*	101,014	98,218
Series 2022-DNA5, Class M1A 6.88%, (SOFR30A+2.95%), 06/25/2042*	8,867	8,971
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA6, Class M1 4.73%, (SOFR30A+0.80%), 10/25/2041*	25,000	24,674
Federal Home Loan Mtg. Corp., REMIC FRS
5.91%, (-2.56*1 ML+16.95%), 06/15/2034(9)	1,528	1,489
6.91%, (-3.00*1 ML+19.86%), 03/15/2035(9)	10,543	10,919
7.96%, (-3.67*1 ML+23.80%), 11/15/2035(9)	5,874	6,356
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2021-R01, Class 1M1 4.68%, (SOFR30A+0.75%), 10/25/2041*	3,169	3,142
Series 2021-R02, Class 2M1 4.83%, (SOFR30A+0.90%), 11/25/2041*	6,845	6,721
Series 2022-R01, Class 1M1 4.93%, (SOFR30A+1.00%), 12/25/2041*	6,501	6,418

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2018-C05, Class 1ED1 5.04%, (1 ML+0.65%), 01/25/2031	$ 4,795	$ 4,734
Series 2017-C07, Class 1EB2 5.39%, (1 ML+1.00%), 05/25/2030	10,525	10,452
Series 2020-R01, Class 1M2 6.44%, (1 ML+2.05%), 01/25/2040*	6,387	6,343
Series 2018-R07, Class 1M2 6.79%, (1 ML+2.40%), 04/25/2031*	7,698	7,679
Series 2019-R01, Class 2M2 6.84%, (1 ML+2.45%), 07/25/2031*	12,023	11,992
Series 2014-C02, Class 2M2 6.99%, (1 ML+2.60%), 05/25/2024	12,442	12,429
Series 2017-C01, Class 1M2 7.94%, (1 ML+3.55%), 07/25/2029	103,415	105,494
Series 2017-C02, Class 2M2C 8.04%, (1 ML+3.65%), 09/25/2029	16,000	16,419
Series 2016-C04, Class 1M2 8.64%, (1 ML+4.25%), 01/25/2029	100,453	103,486
Series 2015-C01, Class 1M2 8.69%, (1 ML+4.30%), 02/25/2025	2,022	2,057
Series 2016-C07, Class 2M2 8.74%, (1 ML+4.35%), 05/25/2029	71,723	73,881
Series 2016-C05, Class 2M2 8.84%, (1 ML+4.45%), 01/25/2029	96,675	99,347
Series 2014-C04, Class 1M2 9.29%, (1 ML+4.90%), 11/25/2024	70,089	71,913
Series 2013-C01, Class M2 9.64%, (1 ML+5.25%), 10/25/2023	2,423	2,464
Series 2016-C03, Class 1M2 9.69%, (1 ML+5.30%), 10/25/2028	3,504	3,623
Series 2015-C04, Class 2M2 9.94%, (1 ML+5.55%), 04/25/2028	3,652	3,756
Series 2015-C04, Class 1M2 10.09%, (1 ML+5.70%), 04/25/2028	14,941	15,761
Series 2016-C02, Class 1M2 10.39%, (1 ML+6.00%), 09/25/2028	42,507	43,951
Series 2016-C01, Class 1M2 11.14%, (1 ML+6.75%), 08/25/2028	9,607	10,030
Series 2016-C01, Class 2M2 11.34%, (1 ML+6.95%), 08/25/2028	13,935	14,804
Federal National Mtg. Assoc., REMIC FRS
Series 2006-8, Class HP 8.47%, (-3.67 * 1 ML+24.57%), 03/25/2036(9)	5,639	6,096
Federal National Mtg. Assoc., REMIC VRS
Series 2001-50, Class BI 0.40%, 10/25/2041(2)(7)	30,962	216
Federal National Mtg. Trust Connecticut Avenue Securities FRS
Series 2022-R09, Class 2M1 6.44%, (SOFR30A+2.50%), 09/25/2042*	9,513	9,464
		1,179,223
Total Collateralized Mortgage Obligations (cost $5,156,449)		4,554,268
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.1%
U.S. Government — 1.7%
United States Treasury Bonds
1.88%, 02/15/2051	890,000	565,637
2.75%, 08/15/2042(10)	1,460,000	1,173,874
3.00%, 02/15/2049	170,000	139,998
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes
1.13%, 02/28/2025	$ 90,000	$ 84,013
1.38%, 11/15/2031	140,000	113,947
1.50%, 02/15/2030	260,000	221,569
1.63%, 02/15/2026 to 05/15/2031	420,000	382,500
1.75%, 12/31/2024	300,000	284,765
2.75%, 08/15/2032	50,000	45,531
		3,011,834
U.S. Government Agency — 5.4%
Federal Home Loan Mtg. Corp.
5.50%, 06/01/2035	1,296	1,338
7.50%, 10/01/2029	1,163	1,188
Federal National Mtg. Assoc.
3.00%, 09/01/2046 to 10/01/2046	249,189	223,051
3.50%, 01/01/2047	19,875	18,420
4.00%, 04/01/2049	155,218	148,002
6.00%, 06/01/2036	374	381
6.50%, 06/01/2036 to 11/01/2036	28,286	29,134
7.00%, 06/01/2033 to 04/01/2035	3,867	3,989
7.50%, 04/01/2024	434	434
Government National Mtg. Assoc.
3.00%, February 30 TBA	1,000,000	890,182
3.50%, February 30 TBA	1,000,000	918,615
4.00%, February 30 TBA	1,000,000	946,097
6.50%, 08/20/2037 to 09/20/2037	7,269	7,797
Uniform Mtg. Backed Securities
2.00%, February 30 TBA	1,000,000	813,460
2.50%, February 30 TBA	3,000,000	2,539,543
3.00%, February 30 TBA	1,000,000	877,369
3.50%, February 30 TBA	1,000,000	908,303
5.50%, February 30 TBA	1,000,000	1,002,467
		9,329,770
Total U.S. Government & Agency Obligations (cost $13,116,075)		12,341,604
MUNICIPAL SECURITIES — 0.1%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	29,630
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	15,040
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	36,242
Total Municipal Securities (cost $70,147)		80,912
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(11)	20,000	2
Vistra Energy Corp. CVR †(12)	1,362	1,635
Total Escrows and Litigation Trusts (cost $4)		1,637
WARRANTS — 0.1%
Diversified Banking Inst — 0.0%
UBS AG-Centre Testing International Group Co., Ltd. Expires 02/14/2023†	21,135	67,798

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS (continued)
Diversified Financial Services — 0.1%
UBS AG-Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Expires 01/27/2023†	1,655	$ 75,223
Electronics — 0.0%
UBS AG - Shenzhen Inovance Technology Co., Ltd. Expires 10/27/2023†	5,669	56,676
Total Warrants (cost $217,032)		199,697
Total Long-Term Investment Securities (cost $166,171,112)		168,274,755
SHORT-TERM INVESTMENTS — 7.8%
Commercial Paper — 4.2%
Atlantic Asset Securitization LLC 4.60%, 02/17/2023	$ 250,000	248,491
Australia & New Zealand Banking Group, Ltd. 4.97%, 05/15/2023	265,000	260,386
Collateralized CP Flex 4.40%, 01/26/2023	1,000,000	996,746
Corpoerative Centrale 4.98%, 06/09/2023	250,000	244,615
CRC Funding LLC 4.35%, 01/18/2023	900,000	897,941
DNB Bank ASA 5.00%, 05/15/2023	250,000	245,635
FMS Wertmanagement 4.30%, 01/17/2023	900,000	898,049
Gotham Fdg Corp| 4.60%, 02/01/2023	250,000	249,001
ING US Funding LLC 4.30%, 02/10/2023	250,000	248,725
Liberty Funding LLC 4.70%, 02/07/2023	250,000	248,810
Lloyds Bank Plc| 4.52%, 02/03/2023	250,000	248,938
Manhattan Asset Funding Co. LLC 4.45%, 01/25/2023	250,000	249,217
Mizuho Bank, Ltd. 4.40%, 01/30/2023	900,000	896,649
Nationwide Building Society 4.19%, 01/10/2023*	250,000	249,670
Prudential PLC 4.06%, 01/05/2023	250,000	249,820
Societe Generale SA 4.25%, 01/13/2023	250,000	249,581
Swedbank 4.18%, 01/05/2023	250,000	249,823
Westpac Banking Corp. 4.60%, 03/20/2023	290,000	287,141
		7,219,238
Security Description	Shares or Principal Amount	Value

Sovereign — 3.6%
Federal Home Loan Bank 3.90%, 01/03/2023	$3,655,000	$ 3,655,000
Federal Home Loan Mtg. Corp. 3.25%, 01/03/2023	2,649,000	2,649,000
		6,304,000
Total Short-Term Investments (cost $13,522,455)		13,523,238
TOTAL INVESTMENTS (cost $179,693,567)	104.5%	181,797,993
Other assets less liabilities	(4.5)	(7,796,396)
NET ASSETS	100.0%	$174,001,597
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At December 31, 2022, the aggregate value of these securities was $7,521,661 representing 4.3% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Fund/Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The SA Putnam Asset Allocation Diversified Growth Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of December 31, 2022. Senior loans are generally considered to be restrictive in that the SA Putnam Asset Allocation Diversified Growth Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Interest Only
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2022.
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2022.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

(11)	Securities classified as Level 3 (see Note 1).
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	$0	$1,635	$1.20	0.00%
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
ADR—American Depositary Receipt
CVR—Contingent Value Rights
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Total Return Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000%	Monthly	06/20/2023	$ 96,061	$—	$ (5,202)	$ (5,202)
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000	Monthly	06/20/2023	105,938	—	(5,737)	(5,737)
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000	Monthly	06/23/2023	4,815	—	(261)	(261)
							$—	$(11,200)	$(11,200)
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	U.S. Treasury 2 Year Notes	March 2023	$ 2,253,492	$ 2,255,859	$ 2,367
82	Short	S&P 500 E-Mini Index	March 2023	16,272,187	15,830,100	442,087
						$444,454
						Unrealized (Depreciation)
10	Long	S&P 500 E-Mini Index	March 2023	$1,984,425	$1,930,500	$(53,925)
3	Long	U.S. Treasury 10 Year Notes	March 2023	339,008	336,891	(2,117)
16	Long	U.S. Treasury 5 Year Notes	March 2023	1,730,805	1,726,875	(3,930)
5	Long	U.S. Treasury Long Bonds	March 2023	634,766	626,719	(8,047)
4	Long	U.S. Treasury Ultra Bonds	March 2023	541,594	537,250	(4,344)
						$(72,363)
Net Unrealized Appreciation (Depreciation)						$372,091
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	471,318	TWD	15,032,700	02/15/2023	$ 19,921	$ —
Citibank, N.A.	DKK	632,700	USD	88,872	03/15/2023	—	(2,696)
Goldman Sachs International	ILS	1,781,900	USD	523,937	01/18/2023	16,749	—
	USD	1,298,615	CNH	9,422,100	02/15/2023	67,197	—
						83,946	—
HSBC Bank PLC	USD	185,352	JPY	26,904,200	02/15/2023	20,762	—
	USD	247,405	SEK	2,570,500	03/15/2023	—	(83)
						20,762	(83)
JPMorgan Chase Bank, N.A.	NOK	450,600	USD	45,420	03/15/2023	—	(713)
	SGD	310,500	USD	220,181	02/15/2023	—	(11,799)
	USD	287,014	GBP	234,800	03/15/2023	—	(2,659)
	USD	455,466	KRW	641,501,100	02/15/2023	54,328	—
						54,328	(15,171)
Morgan Stanley & Co. International PLC	EUR	505,800	USD	535,334	03/15/2023	—	(8,696)
	JPY	71,227,300	USD	522,297	02/15/2023	—	(23,378)
	USD	73	CAD	100	01/18/2023	1	—
	USD	569,851	EUR	539,200	03/15/2023	10,104	—
						10,105	(32,074)
Natwest Markets PLC	USD	453,988	GBP	373,000	03/15/2023	—	(2,266)
	USD	385,213	JPY	55,911,700	02/15/2023	43,129	—
						43,129	(2,266)
State Street Bank & Trust Company	USD	487,268	AUD	765,600	01/18/2023	34,286	—
	USD	432,023	CHF	404,300	03/15/2023	8,564	—
	USD	603,080	EUR	571,000	03/15/2023	11,078	—
	USD	12,548	ILS	43,900	01/18/2023	—	(52)
						53,928	(52)
Toronto Dominion Bank	HKD	598,900	USD	76,381	02/15/2023	—	(414)
UBS AG	GBP	543,400	USD	664,338	03/15/2023	6,252	—
	USD	24,611	CAD	33,600	01/18/2023	206	—
						6,458	—
Westpac Banking Corp.	AUD	638,500	USD	413,809	01/18/2023	—	(21,160)
	USD	18,390	CAD	25,100	01/18/2023	149	—
	USD	558,630	EUR	528,300	03/15/2023	9,601	—
						9,750	(21,160)
Unrealized Appreciation (Depreciation)						$302,327	$(73,916)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Banks	$8,285,257	$390,461	$—	$8,675,718
Chemicals	1,696,921	41,630	—	1,738,551
Commercial Services	2,242,786	93,289	—	2,336,075
Diversified Financial Services	2,793,178	115,791	—	2,908,969
Electronics	1,984,536	61,304	—	2,045,840
Semiconductors	5,154,322	308,466	—	5,462,788
Telecommunications	3,772,629	116,859	—	3,889,488
Other Industries	109,191,544	—	—	109,191,544
Corporate Bonds & Notes	—	14,271,517	—	14,271,517
Convertible Bonds & Notes	—	33,316	—	33,316
Loans	—	526,993	—	526,993
Asset Backed Securities	—	15,838	—	15,838
Collateralized Mortgage Obligations	—	4,554,268	—	4,554,268
U.S. Government & Agency Obligations	—	12,341,604	—	12,341,604
Municipal Securities	—	80,912	—	80,912
Escrows and Litigation Trusts	—	1,635	2	1,637
Warrants	—	199,697	—	199,697
Short-Term Investments	—	13,523,238	—	13,523,238
Total Investments at Value	$135,121,173	$46,676,818	$2	$181,797,993
Other Financial Instruments:†
Futures Contracts	$444,454	$—	$—	$444,454
Forward Foreign Currency Contracts	—	302,327	—	302,327
Total Other Financial Instruments	$444,454	$302,327	$—	$746,781
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$11,200	$—	$11,200
Futures Contracts	72,363	—	—	72,363
Forward Foreign Currency Contracts	—	73,916	—	73,916
Total Other Financial Instruments	$72,363	$85,116	$—	$157,479
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.9%
Advertising — 0.4%
Trade Desk, Inc., Class A†	26,336	$ 1,180,643
Aerospace/Defense — 1.0%
Airbus SE	21,653	2,573,271
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	199,168
Auto Manufacturers — 4.1%
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	25,447	2,580,964
Ferrari NV	16,968	3,634,885
Rivian Automotive, Inc., Class A†	247,362	4,558,882
		10,774,731
Auto Parts & Equipment — 0.1%
Mobileye Global, Inc., Class A†	4,042	141,713
Biotechnology — 0.9%
Argenx SE ADR†	4,621	1,750,574
Illumina, Inc.†	2,632	532,190
		2,282,764
Commercial Services — 1.6%
Adyen NV*†	253	348,929
Cintas Corp.	1,949	880,207
Global Payments, Inc.	8,383	832,600
TransUnion	29,920	1,697,960
Verisk Analytics, Inc.	3,236	570,895
		4,330,591
Computer Graphics — 0.0%
Canva, Inc.(1)(2)	215	118,637
Computers — 9.2%
Apple, Inc.	187,990	24,425,541
Cosmetics/Personal Care — 0.6%
Estee Lauder Cos., Inc., Class A	6,400	1,587,904
Diversified Financial Services — 6.4%
ANT International Co., Ltd. Class C†(1)(2)	366,711	744,423
Mastercard, Inc., Class A	22,371	7,779,068
Visa, Inc., Class A	40,474	8,408,878
		16,932,369
E-Commerce/Services — 0.1%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	167	8,096
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	3,211	155,669
		163,765
Electronics — 0.3%
Sartorius AG	2,233	882,982
Entertainment Software — 0.5%
Epic Games, Inc.(1)(2)	1,876	1,290,369
Healthcare-Products — 3.7%
Align Technology, Inc.†	3,291	694,072
Avantor, Inc.†	55,589	1,172,372
Danaher Corp.	3,722	987,893
Insulet Corp.†	3,600	1,059,804
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Intuitive Surgical, Inc.†	15,464	$ 4,103,372
Stryker Corp.	7,263	1,775,731
		9,793,244
Healthcare-Services — 5.9%
HCA Healthcare, Inc.	7,626	1,829,935
Humana, Inc.	5,984	3,064,945
UnitedHealth Group, Inc.	20,170	10,693,731
		15,588,611
Internet — 17.0%
Alphabet, Inc., Class A†	123,335	10,881,847
Alphabet, Inc., Class C†	67,299	5,971,440
Amazon.com, Inc.†	176,812	14,852,208
Booking Holdings, Inc.†	1,043	2,101,937
Coupang, Inc.†	83,837	1,233,242
Expedia Group, Inc.†	13,731	1,202,836
Match Group, Inc.†	23,932	992,939
Meta Platforms, Inc., Class A†	8,100	974,754
Netflix, Inc.†	11,264	3,321,528
Pinterest, Inc., Class A†	47,300	1,148,444
Sea, Ltd. ADR†	18,431	958,965
Spotify Technology SA†	18,936	1,494,997
		45,135,137
Leisure Time — 0.2%
Peloton Interactive, Inc., Class A†	79,844	633,961
Lodging — 1.8%
Las Vegas Sands Corp.†	61,965	2,978,658
Wynn Resorts, Ltd.†	22,107	1,823,164
		4,801,822
Miscellaneous Manufacturing — 1.6%
Teledyne Technologies, Inc.†	10,561	4,223,449
Pharmaceuticals — 3.3%
AstraZeneca PLC ADR	12,800	867,840
Cigna Corp.	7,365	2,440,319
Eli Lilly & Co.	15,248	5,578,328
		8,886,487
Retail — 3.7%
Chipotle Mexican Grill, Inc.†	1,472	2,042,385
Floor & Decor Holdings, Inc., Class A†	13,491	939,378
Lululemon Athletica, Inc.†	2,345	751,291
Ross Stores, Inc.	52,895	6,139,523
		9,872,577
Semiconductors — 7.2%
Advanced Micro Devices, Inc.†	56,865	3,683,146
ASML Holding NV	12,704	6,941,466
Lam Research Corp.	4,072	1,711,462
NVIDIA Corp.	45,538	6,654,923
		18,990,997
Software — 23.1%
Atlassian Corp., Class A†	12,145	1,562,819
Black Knight, Inc.†	13,660	843,505
Ceridian HCM Holding, Inc.†	18,338	1,176,383
Fiserv, Inc.†	43,737	4,420,498
HashiCorp, Inc., Class A†	3,817	104,357
Intuit, Inc.	17,043	6,633,476
Magic Leap, Inc., Class A(1)(2)	2,188	25,208
Microsoft Corp.	140,668	33,735,000

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
MongoDB, Inc.†	3,165	$ 622,999
Roper Technologies, Inc.	7,814	3,376,351
Salesforce, Inc.†	24,590	3,260,388
SentinelOne, Inc., Class A†	42,926	626,290
ServiceNow, Inc.†	12,322	4,784,263
		61,171,537
Transportation — 1.1%
FedEx Corp.	8,158	1,412,965
Old Dominion Freight Line, Inc.	5,506	1,562,493
		2,975,458
Total Common Stocks (cost $234,218,013)		248,957,728
CONVERTIBLE PREFERRED STOCKS — 1.6%
Automotive - Cars & Lt. Trucks — 0.5%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	687,154
GM Cruise Holdings LLC Series G†(1)(2)	17,766	361,183
Waymo LLC Series A-2†(1)(2)	4,915	231,889
		1,280,226
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	13,795
Canva, Inc. Series A-3†(1)(2)	5	2,759
		16,554
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	284,277
E-Commerce/Services — 0.2%
Maplebear, Inc. (dba Instacart) Series A†(1)(2)	443	21,477
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	6,559	317,980
Maplebear, Inc. (dba Instacart) Series I†(1)(2)	897	43,486
		382,943
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	275,325
Industrial Automation/Robotics — 0.3%
Nuro, Inc. Series C(1)(2)	47,284	656,302
Nuro, Inc. Series D†(1)(2)	10,245	142,201
		798,503
Internet — 0.1%
Rappi, Inc. Series E(1)(2)	9,191	330,968
Recycling — 0.3%
Redwood Materials, Inc. Series C†(1)(2)	9,878	770,484
Security Description	Shares or Principal Amount	Value

Software — 0.0%
Celonis Series D†(1)(2)	187	$ 69,151
Total Convertible Preferred Stocks (cost $4,800,705)		4,208,431
Total Long-Term Investment Securities (cost $239,018,718)		253,166,159
SHORT-TERM INVESTMENTS — 4.4%
Unaffiliated Investment Companies — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(3)	716,893	716,893
T. Rowe Price Government Reserve Fund 4.30%(3)	10,992,771	10,992,771
Total Short-Term Investments (cost $11,709,664)		11,709,664
TOTAL INVESTMENTS (cost $250,728,382)	99.9%	264,875,823
Other assets less liabilities	0.1	389,470
NET ASSETS	100.0%	$265,265,293
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Growth Stock Portfolio has no right to demand registration of these securities. At December 31, 2022, the aggregate value of these securities was $348,929 representing 0.1% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	366,711	$1,397,676	$744,423	$2.03	0.28%
Canva, Inc.
	12/17/2021	125	213,020
	12/22/2021	90	153,375
		215	366,395	118,637	551.80	0.05
Epic Games, Inc.
	06/18/2020	1,420	816,500
	03/29/2021	456	403,560
		1,876	1,220,060	1,290,369	687.83	0.49

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Magic Leap, Inc., Class A
	01/20/2016	1,263	$614,197
	12/12/2017	925	450,306
		2,188	1,064,503	$25,208	$11.52	0.01%
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	167	7,738	8,096	48.48	0.00
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	3,211	148,778	155,669	48.48	0.06
Stripe, Inc., Class B	12/17/2019	10,760	168,824	199,168	18.51	0.07
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	13,795	551.80	0.00
Canva, Inc. Series A-3	12/17/2021	5	8,521	2,759	551.80	0.00
Celonis Series D	10/04/2022	187	69,150	69,151	369.79	0.03
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	284,277	105.21	0.11
GM Cruise Holdings LLC Class F	05/04/2019	33,800	616,850	687,154	20.33	0.26
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	361,183	20.33	0.14
Maplebear, Inc. (dba Instacart) Series A	11/18/2020	443	27,028	21,477	48.48	0.01
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	6,559	315,435	317,980	48.48	0.12
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Maplebear, Inc. (dba Instacart) Series I	02/26/2021	897	$112,125	$43,486	$48.48	0.02%
Nuro, Inc.
Series C	10/30/2020	31,464	410,750
Series C	03/02/2021	15,820	206,524
		47,284	617,274	656,302	13.88	0.24
Nuro, Inc. Series D	10/09/2021	10,245	213,564	142,201	13.88	0.05
Rappi, Inc. Series E
	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	330,968	36.01	0.12
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	770,484	78.00	0.29
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	275,325	31.17	0.10
Waymo LLC Series A-2	05/08/2020	4,915	422,037	231,889	47.18	0.09
				$6,750,001		2.54%
(3)	The rate shown is the 7-day yield as of December 31, 2022.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$—	$—	$199,168	$199,168
Computer Graphics	—	—	118,637	118,637
Diversified Financial Services	16,187,946	—	744,423	16,932,369
E-Commerce/Services	—	—	163,765	163,765
Entertainment Software	—	—	1,290,369	1,290,369
Software	61,146,329	—	25,208	61,171,537
Other Industries	169,081,883	—	—	169,081,883
Convertible Preferred Stocks	—	—	4,208,431	4,208,431
Short-Term Investments	11,709,664	—	—	11,709,664
Total Investments at Value	$258,125,822	$—	$6,750,001	$264,875,823
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2022	$3,747,609	$5,625,976
Accrued Discounts	—	—
Realized Gain	—	—
Accrued Premiums	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	255,346
Change in unrealized depreciation(1)	(1,206,039)	(1,742,042)
Net purchases	—	69,151
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of December 31, 2022	$2,541,570	$4,208,431
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2022 includes:
Common Stocks	Convertible Preferred Securities
($1,206,039)	($1,486,696)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2022.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at December 31, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$163,765	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			Gross Merchandise Value ("GMV") Multiple*	0.33x
			Discount for Lack of Marketability	10.0%
	$1,290,369	Market Approach	Transaction Price*	$930.0000
			Sales Multiple*	3.95x
			Discount for Lack of Marketability	10.0%
	$118,637	Market Approach	Primary Transaction Price*	$1,704.1800
			Sales Multiple*	9.2x
			Gross Profit Multiple*	11.7x
			Discount for Lack of Marketability	10.0%
	$199,168	Market Approach	Gross Profit Multiple*	13.6x
			Discount for Lack of Marketability	10.0%
	$744,423	Market Approach	Exchange Rate Utilized HKD to USD	6.9874
			Price to Earnings Multiple*	12.5x
			Sales Multiple*	3.4x
			Dividend Yield	4.98%
			Discount for Lack of Marketability	10.0%
	$25,208	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$839,635	Market Approach	Transaction Price*	$78.00 - $369.79 ($70.8701)#
	$382,943	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			Gross Merchandise Value ("GMV") Multiple*	0.33x
			Discount for Lack of Marketability	10.0%
	$16,554	Market Approach	Primary Transaction Price*	$1,704.1800
			Sales Multiple*	9.2x
			Gross Profit Multiple*	11.7x
			Discount for Lack of Marketability	10.0%
	$284,277	Market Approach	Primary Transaction Price*	$187.2845
			Sales Multiple*	9.6x
			Gross Profit Multiple*	11.8x
			Discount for Lack of Marketability	10.0%
	$330,968	Market Approach	Primary Transaction Price*	$64.4231
			Sales Multiple*	2.7x
			Gross Merchandise Volume Multiple*	0.5x
			Discount for Lack of Marketability	10.0%
	$275,325	Market Approach	Primary Transaction Price*	$41.2700
			Sales Multiple*	6.2x
			Projected EBITDA Multiple*	4.3x
			Discount for Cost of Capital/Risk	30.0%
			Discount for Lack of Marketability	10.0%
	$231,889	Market Approach	Primary Transaction Price*	$91.7200
			Sales Multiple*	6.5x
			Discount for Cost of Capital/Risk	25.0%
			Discount for Lack of Marketability	10.0%
	$1,048,337	Market Approach	Sales Multiple*	5.5x
			Discount for Lack of Marketability	10.0%
	$798,503	Income	Discounted Cash Flow Rate	25.0%
			Discount for Lack of Marketability	10.0%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 1.4%
Trade Desk, Inc., Class A†	104,446	$ 4,682,314
Aerospace/Defense — 0.8%
Boeing Co.†	5,965	1,136,273
General Dynamics Corp.	852	211,390
L3Harris Technologies, Inc.	680	141,583
Lockheed Martin Corp.	1,182	575,031
Northrop Grumman Corp.	744	405,934
TransDigm Group, Inc.	173	108,929
		2,579,140
Agriculture — 0.3%
Altria Group, Inc.	6,652	304,063
Archer-Daniels-Midland Co.	1,921	178,365
Philip Morris International, Inc.	5,975	604,729
		1,087,157
Apparel — 0.6%
NIKE, Inc., Class B	17,453	2,042,176
Auto Manufacturers — 1.4%
Cummins, Inc.	513	124,295
Tesla, Inc.†	35,170	4,332,240
		4,456,535
Auto Parts & Equipment — 0.2%
Aptiv PLC†	7,594	707,229
Beverages — 2.0%
Brown-Forman Corp., Class B	718	47,158
Coca-Cola Co.	47,747	3,037,187
Constellation Brands, Inc., Class A	649	150,406
Keurig Dr Pepper, Inc.	3,033	108,157
Monster Beverage Corp.†	14,325	1,454,417
PepsiCo, Inc.	9,834	1,776,610
		6,573,935
Biotechnology — 4.9%
Alnylam Pharmaceuticals, Inc.†	2,547	605,295
Amgen, Inc.	3,809	1,000,396
Argenx SE ADR†	1,579	598,173
Biogen, Inc.†	483	133,752
BioMarin Pharmaceutical, Inc.†	7,773	804,428
Corteva, Inc.	3,519	206,847
Gilead Sciences, Inc.	15,974	1,371,368
Illumina, Inc.†	15,667	3,167,867
Incyte Corp.†	1,318	105,862
Moderna, Inc.†	2,358	423,544
Regeneron Pharmaceuticals, Inc.†	764	551,218
Royalty Pharma PLC, Class A	125,760	4,970,035
Sarepta Therapeutics, Inc.†	4,028	521,948
Seagen, Inc.†	8,987	1,154,919
Vertex Pharmaceuticals, Inc.†	1,832	529,045
		16,144,697
Building Materials — 0.3%
Martin Marietta Materials, Inc.	2,642	892,917
Masco Corp.	1,143	53,344
Vulcan Materials Co.	560	98,061
		1,044,322
Chemicals — 2.2%
Air Products & Chemicals, Inc.	1,583	487,976
Albemarle Corp.	836	181,295
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
CF Industries Holdings, Inc.	1,400	$ 119,280
FMC Corp.	899	112,195
Linde PLC	6,610	2,156,050
Mosaic Co.	2,430	106,604
Sherwin-Williams Co.	16,828	3,993,789
		7,157,189
Commercial Services — 3.0%
Adyen NV*†	2,589	3,570,664
Automatic Data Processing, Inc.	2,961	707,264
Block, Inc.†	39,587	2,487,647
Cintas Corp.	363	163,938
CoStar Group, Inc.†	2,903	224,344
Equifax, Inc.	428	83,186
FleetCor Technologies, Inc.†	279	51,247
Gartner, Inc.†	564	189,583
MarketAxess Holdings, Inc.	132	36,814
Moody's Corp.	529	147,390
PayPal Holdings, Inc.†	13,620	970,016
Quanta Services, Inc.	1,020	145,350
Rollins, Inc.	1,652	60,364
Verisk Analytics, Inc.	5,689	1,003,653
		9,841,460
Computers — 9.0%
Accenture PLC, Class A	9,658	2,577,141
Apple, Inc.	203,009	26,376,959
EPAM Systems, Inc.†	279	91,440
Fortinet, Inc.†	4,628	226,263
Leidos Holdings, Inc.	634	66,690
Zscaler, Inc.†	2,931	327,979
		29,666,472
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	3,279	258,352
Estee Lauder Cos., Inc., Class A	3,997	991,696
Procter & Gamble Co.	24,667	3,738,531
		4,988,579
Distribution/Wholesale — 0.2%
Copart, Inc.†	3,059	186,263
Fastenal Co.	2,003	94,782
Pool Corp.	176	53,210
WW Grainger, Inc.	321	178,556
		512,811
Diversified Financial Services — 4.6%
American Express Co.	2,091	308,945
Ameriprise Financial, Inc.	760	236,641
Cboe Global Markets, Inc.	507	63,613
Charles Schwab Corp.	26,531	2,208,971
Discover Financial Services	1,131	110,646
Intercontinental Exchange, Inc.	19,618	2,012,611
Mastercard, Inc., Class A	17,023	5,919,408
Nasdaq, Inc.	1,549	95,031
Raymond James Financial, Inc.	1,382	147,667
Visa, Inc., Class A	19,341	4,018,286
		15,121,819
Electric — 0.2%
AES Corp.	2,813	80,902
NRG Energy, Inc.	773	24,597
PG&E Corp.†	11,492	186,860

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Sempra Energy	1,346	$ 208,010
WEC Energy Group, Inc.	1,171	109,793
		610,162
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	820	114,570
Electronics — 0.6%
Agilent Technologies, Inc.	1,268	189,756
Amphenol Corp., Class A	17,884	1,361,688
Keysight Technologies, Inc.†	689	117,867
Mettler-Toledo International, Inc.†	103	148,882
		1,818,193
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	970	257,011
First Solar, Inc.†	708	106,051
SolarEdge Technologies, Inc.†	399	113,025
		476,087
Entertainment — 0.2%
Live Nation Entertainment, Inc.†	9,255	645,444
Environmental Control — 0.3%
Republic Services, Inc.	806	103,966
Waste Connections, Inc.	4,710	624,358
Waste Management, Inc.	1,573	246,772
		975,096
Food — 1.0%
Campbell Soup Co.	846	48,010
General Mills, Inc.	2,881	241,572
Hershey Co.	1,049	242,917
Hormel Foods Corp.	1,488	67,778
Kellogg Co.	1,005	71,596
Lamb Weston Holdings, Inc.	1,027	91,773
McCormick & Co., Inc.	18,595	1,541,340
Mondelez International, Inc., Class A	13,221	881,180
		3,186,166
Gas — 0.0%
Atmos Energy Corp.	609	68,251
Hand/Machine Tools — 0.0%
Snap-on, Inc.	216	49,354
Healthcare-Products — 3.6%
Abbott Laboratories	6,472	710,561
Bio-Techne Corp.	538	44,590
Boston Scientific Corp.†	42,119	1,948,846
Danaher Corp.	8,815	2,339,677
Hologic, Inc.†	1,782	133,311
IDEXX Laboratories, Inc.†	290	118,308
Insulet Corp.†	3,122	919,086
Intuitive Surgical, Inc.†	11,875	3,151,031
ResMed, Inc.	565	117,594
Thermo Fisher Scientific, Inc.	2,799	1,541,381
Waters Corp.†	424	145,254
West Pharmaceutical Services, Inc.	2,407	566,488
		11,736,127
Healthcare-Services — 3.3%
Catalent, Inc.†	13,019	585,985
Elevance Health, Inc.	1,705	874,614
HCA Healthcare, Inc.	817	196,047
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.	3,363	$ 1,722,495
IQVIA Holdings, Inc.†	636	130,310
Molina Healthcare, Inc.†	417	137,702
Quest Diagnostics, Inc.	537	84,008
UnitedHealth Group, Inc.	13,248	7,023,825
		10,754,986
Home Builders — 0.0%
D.R. Horton, Inc.	1,117	99,569
Household Products/Wares — 0.1%
Clorox Co.	396	55,571
Kimberly-Clark Corp.	1,156	156,927
		212,498
Insurance — 0.8%
Aon PLC, Class A	974	292,336
Arch Capital Group, Ltd.†	2,640	165,739
Arthur J. Gallagher & Co.	963	181,564
Brown & Brown, Inc.	990	56,400
Chubb, Ltd.	1,689	372,593
Everest Re Group, Ltd.	162	53,666
Globe Life, Inc.	452	54,489
Marsh & McLennan Cos., Inc.	2,266	374,978
Principal Financial Group, Inc.	991	83,165
Progressive Corp.	4,176	541,669
Travelers Cos., Inc.	903	169,303
W.R. Berkley Corp.	1,459	105,880
		2,451,782
Internet — 15.3%
Airbnb, Inc., Class A†	9,685	828,067
Alphabet, Inc., Class A†	74,340	6,559,018
Alphabet, Inc., Class C†	70,837	6,285,367
Amazon.com, Inc.†	149,009	12,516,756
CDW Corp.	609	108,755
Chewy, Inc., Class A†	97,866	3,628,871
DoorDash, Inc., Class A†	79,292	3,871,035
Etsy, Inc.†	6,956	833,190
Gen Digital, Inc.	2,193	46,996
MercadoLibre, Inc.†	2,857	2,417,708
Meta Platforms, Inc., Class A†	12,499	1,504,130
Okta, Inc.†	10,129	692,115
Pinterest, Inc., Class A†	42,377	1,028,914
Shopify, Inc., Class A†	125,455	4,354,543
Snap, Inc., Class A†	30,655	274,362
Uber Technologies, Inc.†	209,071	5,170,326
VeriSign, Inc.†	323	66,357
		50,186,510
Iron/Steel — 0.1%
Nucor Corp.	1,831	241,344
Steel Dynamics, Inc.	1,191	116,361
		357,705
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	927	117,136
Marriott International, Inc., Class A	979	145,763
		262,899
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	2,229	533,979

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 0.7%
Deere & Co.	5,300	$ 2,272,428
IDEX Corp.	307	70,097
		2,342,525
Media — 0.0%
FactSet Research Systems, Inc.	163	65,397
Mining — 0.3%
Freeport-McMoRan, Inc.	23,749	902,462
Miscellaneous Manufacturing — 0.7%
Axon Enterprise, Inc.†	12,697	2,106,813
Illinois Tool Works, Inc.	1,018	224,266
		2,331,079
Oil & Gas — 2.8%
APA Corp.	2,295	107,131
Chevron Corp.	12,698	2,279,164
ConocoPhillips	8,894	1,049,492
Coterra Energy, Inc.	5,628	138,280
Devon Energy Corp.	4,666	287,006
Diamondback Energy, Inc.	1,256	171,796
EOG Resources, Inc.	4,193	543,077
EQT Corp.	2,620	88,635
Exxon Mobil Corp.	29,396	3,242,379
Hess Corp.	1,981	280,945
Marathon Oil Corp.	4,533	122,708
Marathon Petroleum Corp.	1,606	186,922
Occidental Petroleum Corp.	5,190	326,918
Pioneer Natural Resources Co.	1,696	387,349
		9,211,802
Oil & Gas Services — 0.1%
Schlumberger, Ltd.	5,364	286,759
Pharmaceuticals — 4.8%
AbbVie, Inc.	12,623	2,040,003
AstraZeneca PLC ADR	10,702	725,596
Bristol-Myers Squibb Co.	15,176	1,091,913
Cigna Corp.	1,069	354,202
DexCom, Inc.†	2,757	312,203
Eli Lilly & Co.	13,823	5,057,006
Johnson & Johnson	11,570	2,043,841
McKesson Corp.	466	174,806
Merck & Co., Inc.	18,097	2,007,862
Pfizer, Inc.	40,067	2,053,033
		15,860,465
Pipelines — 0.2%
ONEOK, Inc.	3,190	209,583
Targa Resources Corp.	1,616	118,776
Williams Cos., Inc.	8,694	286,033
		614,392
REITS — 1.0%
American Tower Corp.	7,382	1,563,951
Equinix, Inc.	1,566	1,025,777
Extra Space Storage, Inc.	478	70,352
Iron Mountain, Inc.	1,307	65,154
Public Storage	700	196,133
SBA Communications Corp.	432	121,094
VICI Properties, Inc.	3,918	126,943
Weyerhaeuser Co.	2,994	92,814
		3,262,218
Security Description	Shares or Principal Amount	Value

Retail — 4.3%
AutoZone, Inc.†	135	$ 332,934
Chipotle Mexican Grill, Inc.†	823	1,141,904
Costco Wholesale Corp.	2,085	951,803
Dollar General Corp.	1,610	396,463
Dollar Tree, Inc.†	1,503	212,584
Domino's Pizza, Inc.	116	40,182
Floor & Decor Holdings, Inc., Class A†	21,230	1,478,245
Genuine Parts Co.	724	125,621
Home Depot, Inc.	3,873	1,223,326
Lowe's Cos., Inc.	3,057	609,077
Lululemon Athletica, Inc.†	3,107	995,421
McDonald's Corp.	8,995	2,370,452
O'Reilly Automotive, Inc.†	447	377,281
RH†	2,818	752,942
Ross Stores, Inc.	14,089	1,635,310
Starbucks Corp.	4,179	414,557
TJX Cos., Inc.	5,304	422,198
Tractor Supply Co.	788	177,276
Ulta Beauty, Inc.†	366	171,680
Yum! Brands, Inc.	1,287	164,839
		13,994,095
Semiconductors — 6.4%
Advanced Micro Devices, Inc.†	6,215	402,545
Analog Devices, Inc.	1,726	283,116
Applied Materials, Inc.	6,141	598,011
ASML Holding NV	9,302	5,082,613
Broadcom, Inc.	1,735	970,090
KLA Corp.	4,784	1,803,711
Lam Research Corp.	973	408,952
Marvell Technology, Inc.	33,776	1,251,063
Microchip Technology, Inc.	1,924	135,161
Monolithic Power Systems, Inc.	318	112,448
NVIDIA Corp.	49,695	7,262,427
NXP Semiconductors NV	1,091	172,411
ON Semiconductor Corp.†	10,912	680,581
QUALCOMM, Inc.	8,002	879,740
Teradyne, Inc.	545	47,606
Texas Instruments, Inc.	4,081	674,263
Wolfspeed, Inc.†	3,365	232,320
		20,997,058
Software — 17.0%
Activision Blizzard, Inc.	2,999	229,574
Adobe, Inc.†	3,664	1,233,046
Atlassian Corp., Class A†	3,927	505,326
Autodesk, Inc.†	847	158,279
Bill.com Holdings, Inc.†	5,639	614,426
Broadridge Financial Solutions, Inc.	403	54,054
Cadence Design Systems, Inc.†	1,958	314,533
Cloudflare, Inc., Class A†	102,542	4,635,924
Datadog, Inc., Class A†	56,359	4,142,387
Electronic Arts, Inc.	1,273	155,535
Fiserv, Inc.†	3,128	316,147
HubSpot, Inc.†	1,194	345,221
Intuit, Inc.	1,066	414,909
Jack Henry & Associates, Inc.	521	91,467
Microsoft Corp.	85,384	20,476,791
MSCI, Inc.	325	151,180
Oracle Corp.	6,472	529,021
Paychex, Inc.	1,305	150,806
Paycom Software, Inc.†	347	107,678
PTC, Inc.†	755	90,630

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ROBLOX Corp., Class A†	132,681	$ 3,776,101
Salesforce, Inc.†	16,051	2,128,202
ServiceNow, Inc.†	5,048	1,959,987
Snowflake, Inc., Class A†	44,543	6,393,702
Synopsys, Inc.†	1,091	348,345
Tyler Technologies, Inc.†	140	45,137
Veeva Systems, Inc., Class A†	13,709	2,212,358
Zoom Video Communications, Inc., Class A†	5,923	401,224
ZoomInfo Technologies, Inc.†	127,992	3,853,839
		55,835,829
Telecommunications — 0.2%
Arista Networks, Inc.†	1,767	214,425
Motorola Solutions, Inc.	656	169,058
T-Mobile US, Inc.†	2,899	405,860
		789,343
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	454	41,568
CSX Corp.	7,203	223,149
Expeditors International of Washington, Inc.	1,136	118,053
JB Hunt Transport Services, Inc.	591	103,047
Old Dominion Freight Line, Inc.	6,023	1,709,207
Union Pacific Corp.	5,333	1,104,304
United Parcel Service, Inc., Class B	2,948	512,481
		3,811,809
Total Common Stocks (cost $316,565,421)		321,450,446
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
SPDR Portfolio S&P 500 Growth ETF (cost $1,893,092)	34,470	1,746,595
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNH (Expiration Date: 07/21/2023; Strike Price: CNH 7.53 Counterparty: JPMorgan Chase Bank)	18,456,396	47,156
Over the Counter call option on the USD vs. CNH (Expiration Date: 08/23/2023; Strike Price: CNH 7.57 Counterparty: Standard Chartered Bank)	23,014,189	71,459
Over the Counter call option on the USD vs. CNH (Expiration Date: 10/09/2023; Strike Price: USD 7.87; Counterparty: Goldman Sachs International)	185,195	434
Total Purchased Options (cost $195,263)		119,049
Total Long-Term Investment Securities (cost $318,653,776)		323,316,090
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 3.86%(1)	1,233,662	$ 1,233,662
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2)	$ 100,000	96,622
Total Short-Term Investments (cost $1,330,606)		1,330,284
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 12/30/2022, to be repurchased 01/03/2023 in the amount of $281,084 and collateralized by $301,300 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2025 and having an approximate value of $286,760 (cost $281,046)	281,046	281,046
TOTAL INVESTMENTS (cost $320,265,428)	99.0%	324,927,420
Other assets less liabilities	1.0	3,177,050
NET ASSETS	100.0%	$328,104,470
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At December 31, 2022, the aggregate value of these securities was $3,570,664 representing 1.1% of net assets.
(1)	The rate shown is the 7-day yield as of December 31, 2022.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	March 2023	$404,186	$386,100	$(18,086)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$321,450,446	$—	$—	$321,450,446
Unaffiliated Investment Companies	1,746,595	—	—	1,746,595
Purchased Options	—	119,049	—	119,049
Short-Term Investments:
U.S. Government	—	96,622	—	96,622
Other Short-Term Investments	1,233,662	—	—	1,233,662
Repurchase Agreements	—	281,046	—	281,046
Total Investments at Value	$324,430,703	$496,717	$—	$324,927,420
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$18,086	$—	$—	$18,086
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Advertising — 0.5%
Interpublic Group of Cos., Inc.	5,098	$ 169,815
Omnicom Group, Inc.	32,774	2,673,375
		2,843,190
Aerospace/Defense — 3.2%
Boeing Co.†	7,351	1,400,292
General Dynamics Corp.	12,395	3,075,324
Howmet Aerospace, Inc.	4,831	190,390
L3Harris Technologies, Inc.	12,581	2,619,490
Lockheed Martin Corp.	888	432,003
Northrop Grumman Corp.	532	290,265
Raytheon Technologies Corp.	120,332	12,143,905
TransDigm Group, Inc.	359	226,044
		20,377,713
Agriculture — 0.8%
Altria Group, Inc.	11,287	515,929
Archer-Daniels-Midland Co.	35,659	3,310,938
Philip Morris International, Inc.	9,356	946,921
		4,773,788
Airlines — 0.5%
Alaska Air Group, Inc.†	1,664	71,452
American Airlines Group, Inc.†	8,527	108,463
Delta Air Lines, Inc.†	8,413	276,451
Southwest Airlines Co.†	66,853	2,250,941
United Airlines Holdings, Inc.†	4,290	161,733
		2,869,040
Apparel — 0.4%
NIKE, Inc., Class B	16,528	1,933,941
Ralph Lauren Corp.	539	56,956
Tapestry, Inc.	3,162	120,409
VF Corp.	4,334	119,662
		2,230,968
Auto Manufacturers — 0.5%
Cummins, Inc.	907	219,757
Ford Motor Co.	51,823	602,702
General Motors Co.	55,582	1,869,778
PACCAR, Inc.	4,563	451,600
		3,143,837
Auto Parts & Equipment — 0.5%
Aptiv PLC†	3,555	331,077
BorgWarner, Inc.	3,072	123,648
Gentex Corp.	94,399	2,574,261
		3,028,986
Banks — 10.2%
Bank of America Corp.	91,578	3,033,063
Bank of New York Mellon Corp.	131,031	5,964,531
Citigroup, Inc.	25,413	1,149,430
Citizens Financial Group, Inc.	6,462	254,409
Comerica, Inc.	1,718	114,848
Fifth Third Bancorp	9,006	295,487
First Republic Bank	2,400	292,536
Goldman Sachs Group, Inc.	4,443	1,525,637
Huntington Bancshares, Inc.	18,930	266,913
JPMorgan Chase & Co.	145,616	19,527,106
KeyCorp	12,241	213,238
M&T Bank Corp.	24,537	3,559,337
Morgan Stanley	66,240	5,631,725
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	29,195	$ 2,583,465
PNC Financial Services Group, Inc.	25,207	3,981,194
Regions Financial Corp.	12,261	264,347
Signature Bank	826	95,172
State Street Corp.	4,815	373,500
SVB Financial Group†	776	178,589
Truist Financial Corp.	190,595	8,201,303
US Bancorp	110,303	4,810,314
Wells Fargo & Co.	49,997	2,064,376
Zions Bancorp NA	1,963	96,501
		64,477,021
Beverages — 0.9%
Brown-Forman Corp., Class B	1,080	70,934
Coca-Cola Co.	17,874	1,136,965
Constellation Brands, Inc., Class A	937	217,150
Keurig Dr Pepper, Inc.	69,969	2,495,095
Molson Coors Beverage Co., Class B	2,467	127,100
PepsiCo, Inc.	7,690	1,389,275
		5,436,519
Biotechnology — 0.2%
Biogen, Inc.†	1,001	277,197
Bio-Rad Laboratories, Inc., Class A†	283	118,998
Corteva, Inc.	2,906	170,815
Illumina, Inc.†	2,064	417,341
		984,351
Building Materials — 1.1%
Carrier Global Corp.	10,973	452,636
Fortune Brands Home & Security, Inc.	42,484	2,426,261
Johnson Controls International PLC	57,402	3,673,728
Martin Marietta Materials, Inc.	815	275,446
Masco Corp.	858	40,043
Mohawk Industries, Inc.†	692	70,736
Vulcan Materials Co.	715	125,204
		7,064,054
Chemicals — 1.4%
Akzo Nobel NV	29,874	2,000,582
Axalta Coating Systems, Ltd.†	92,847	2,364,813
Celanese Corp.	1,309	133,832
Dow, Inc.	9,234	465,301
DuPont de Nemours, Inc.	6,518	447,330
Eastman Chemical Co.	1,574	128,187
Ecolab, Inc.	3,251	473,216
International Flavors & Fragrances, Inc.	3,345	350,690
Linde PLC	2,530	825,235
LyondellBasell Industries NV, Class A	3,333	276,739
PPG Industries, Inc.	3,084	387,782
Sherwin-Williams Co.	3,094	734,299
		8,588,006
Commercial Services — 1.7%
Automatic Data Processing, Inc.	7,240	1,729,346
Cintas Corp.	464	209,552
Equifax, Inc.	819	159,181
FleetCor Technologies, Inc.†	455	83,574
Global Payments, Inc.	27,754	2,756,527
H&R Block, Inc.	62,841	2,294,325
MarketAxess Holdings, Inc.	252	70,280
Moody's Corp.	1,096	305,368
PayPal Holdings, Inc.†	14,958	1,065,309

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Robert Half International, Inc.	1,424	$ 105,134
S&P Global, Inc.	4,369	1,463,353
United Rentals, Inc.†	909	323,077
Verisk Analytics, Inc.	1,108	195,473
		10,760,499
Computers — 1.7%
Accenture PLC, Class A	17,978	4,797,250
Amdocs, Ltd.	29,651	2,695,276
Cognizant Technology Solutions Corp., Class A	6,743	385,632
DXC Technology Co.†	3,019	80,004
EPAM Systems, Inc.†	241	78,985
Hewlett Packard Enterprise Co.	16,883	269,453
HP, Inc.	11,615	312,095
International Business Machines Corp.	11,863	1,671,378
Leidos Holdings, Inc.	628	66,059
NetApp, Inc.	2,852	171,291
Seagate Technology Holdings PLC	2,519	132,525
Western Digital Corp.†	4,168	131,500
		10,791,448
Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	39,357	3,100,938
Estee Lauder Cos., Inc., Class A	3,034	752,766
Procter & Gamble Co.	24,918	3,776,572
Unilever PLC ADR	136,977	6,896,792
		14,527,068
Distribution/Wholesale — 0.4%
Fastenal Co.	3,833	181,377
LKQ Corp.	48,722	2,602,242
Pool Corp.	190	57,443
		2,841,062
Diversified Financial Services — 2.3%
American Express Co.	4,000	591,000
Ameriprise Financial, Inc.	7,558	2,353,335
BlackRock, Inc.	5,230	3,706,135
Capital One Financial Corp.	5,008	465,544
Cboe Global Markets, Inc.	459	57,591
Charles Schwab Corp.	8,206	683,232
CME Group, Inc.	4,720	793,715
Discover Financial Services	1,506	147,332
Franklin Resources, Inc.	3,727	98,318
Intercontinental Exchange, Inc.	7,329	751,882
Invesco, Ltd.	5,967	107,346
LPL Financial Holdings, Inc.	10,181	2,200,827
Nasdaq, Inc.	1,601	98,221
Raymond James Financial, Inc.	20,124	2,150,249
Synchrony Financial	5,912	194,268
T. Rowe Price Group, Inc.	2,932	319,764
		14,718,759
Electric — 5.4%
AES Corp.	3,593	103,335
Alliant Energy Corp.	3,294	181,862
Ameren Corp.	3,392	301,617
American Electric Power Co., Inc.	6,742	640,153
CenterPoint Energy, Inc.	8,260	247,717
CMS Energy Corp.	3,808	241,161
Consolidated Edison, Inc.	4,656	443,763
Security Description	Shares or Principal Amount	Value

Electric (continued)
Constellation Energy Corp.	4,291	$ 369,927
Dominion Energy, Inc.	10,933	670,412
DTE Energy Co.	2,542	298,761
Duke Energy Corp.	69,788	7,187,466
Edison International	35,074	2,231,408
Entergy Corp.	2,670	300,375
Evergy, Inc.	3,012	189,545
Eversource Energy	24,642	2,065,985
Exelon Corp.	83,094	3,592,154
FirstEnergy Corp.	7,127	298,906
NextEra Energy, Inc.	26,074	2,179,786
NRG Energy, Inc.	1,602	50,976
Pinnacle West Capital Corp.	39,876	3,032,171
PPL Corp.	9,661	282,294
Public Service Enterprise Group, Inc.	6,547	401,135
Sempra Energy	21,514	3,324,774
Southern Co.	14,284	1,020,020
WEC Energy Group, Inc.	1,987	186,301
Xcel Energy, Inc.	55,982	3,924,898
		33,766,902
Electrical Components & Equipment — 1.2%
AMETEK, Inc.	1,507	210,558
Emerson Electric Co.	72,620	6,975,877
Generac Holdings, Inc.†	831	83,649
		7,270,084
Electronics — 1.4%
Agilent Technologies, Inc.	1,554	232,556
Allegion PLC	1,153	121,365
Fortive Corp.	4,642	298,248
Garmin, Ltd.	2,012	185,687
Honeywell International, Inc.	8,822	1,890,555
Keysight Technologies, Inc.†	1,079	184,585
Mettler-Toledo International, Inc.†	102	147,436
nVent Electric PLC	73,196	2,815,850
TE Connectivity, Ltd.	21,846	2,507,921
Trimble, Inc.†	3,236	163,612
		8,547,815
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	1,674	200,997
Entertainment — 0.0%
Caesars Entertainment, Inc.†	2,815	117,104
Live Nation Entertainment, Inc.†	1,874	130,693
		247,797
Environmental Control — 0.1%
Pentair PLC	2,158	97,067
Republic Services, Inc.	1,213	156,465
Waste Management, Inc.	2,009	315,172
		568,704
Food — 2.4%
Campbell Soup Co.	1,080	61,290
Conagra Brands, Inc.	96,634	3,739,736
General Mills, Inc.	2,492	208,954
Hormel Foods Corp.	1,064	48,465
J.M. Smucker Co.	1,398	221,527
Kellogg Co.	1,511	107,644
Koninklijke Ahold Delhaize NV	91,847	2,638,844
Kraft Heinz Co.	10,447	425,297
Kroger Co.	8,547	381,025

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
McCormick & Co., Inc.	1,611	$ 133,536
Mondelez International, Inc., Class A	92,038	6,134,333
Sysco Corp.	6,649	508,316
Tyson Foods, Inc., Class A	3,800	236,550
		14,845,517
Food Service — 0.2%
Sodexo SA	16,461	1,576,697
Forest Products & Paper — 0.0%
International Paper Co.	4,667	161,618
Gas — 0.5%
Atmos Energy Corp.	24,501	2,745,827
NiSource, Inc.	5,329	146,121
		2,891,948
Hand/Machine Tools — 0.0%
Snap-on, Inc.	300	68,547
Stanley Black & Decker, Inc.	1,941	145,808
		214,355
Healthcare-Products — 4.1%
Abbott Laboratories	10,981	1,205,604
Align Technology, Inc.†	953	200,988
Baxter International, Inc.	6,615	337,167
Bio-Techne Corp.	1,071	88,764
Boston Scientific Corp.†	65,068	3,010,696
Cooper Cos., Inc.	647	213,943
DENTSPLY SIRONA, Inc.	2,820	89,789
Edwards Lifesciences Corp.†	8,112	605,236
IDEXX Laboratories, Inc.†	554	226,010
Intuitive Surgical, Inc.†	2,365	627,553
Medtronic PLC	129,205	10,041,813
PerkinElmer, Inc.	1,656	232,204
ResMed, Inc.	884	183,987
STERIS PLC	1,310	241,944
Stryker Corp.	4,419	1,080,401
Teleflex, Inc.	615	153,522
West Pharmaceutical Services, Inc.	971	228,525
Zimmer Biomet Holdings, Inc.	56,339	7,183,223
		25,951,369
Healthcare-Services — 2.9%
Catalent, Inc.†	2,361	106,268
Centene Corp.†	58,399	4,789,302
Charles River Laboratories International, Inc.†	668	145,557
DaVita, Inc.†	721	53,837
Elevance Health, Inc.	5,971	3,062,944
HCA Healthcare, Inc.	1,280	307,149
Humana, Inc.	598	306,290
IQVIA Holdings, Inc.†	1,267	259,596
Laboratory Corp. of America Holdings	1,163	273,863
Quest Diagnostics, Inc.	18,588	2,907,907
UnitedHealth Group, Inc.	5,234	2,774,962
Universal Health Services, Inc., Class B	21,561	3,037,729
		18,025,404
Home Builders — 0.5%
D.R. Horton, Inc.	2,053	183,004
Lennar Corp., Class A	30,634	2,772,377
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
NVR, Inc.†	39	$ 179,891
PulteGroup, Inc.	2,989	136,089
		3,271,361
Home Furnishings — 0.0%
Whirlpool Corp.	715	101,144
Household Products/Wares — 1.1%
Avery Dennison Corp.	1,062	192,222
Church & Dwight Co., Inc.	3,200	257,952
Clorox Co.	890	124,894
Henkel AG & Co. KGaA (Preference Shares)	29,711	2,067,904
Kimberly-Clark Corp.	32,540	4,417,305
		7,060,277
Housewares — 0.0%
Newell Brands, Inc.	4,938	64,589
Insurance — 6.1%
Aflac, Inc.	22,604	1,626,132
Allstate Corp.	39,918	5,412,881
American International Group, Inc.(1)	9,749	616,527
Aon PLC, Class A	923	277,029
Arthur J. Gallagher & Co.	996	187,786
Assurant, Inc.	693	86,667
Berkshire Hathaway, Inc., Class B†	44,994	13,898,647
Brown & Brown, Inc.	1,265	72,067
Chubb, Ltd.	24,992	5,513,235
Cincinnati Financial Corp.	2,062	211,128
Everest Re Group, Ltd.	216	71,554
Globe Life, Inc.	356	42,916
Hartford Financial Services Group, Inc.	4,174	316,514
Lincoln National Corp.	2,020	62,054
Loews Corp.	2,586	150,841
Marsh & McLennan Cos., Inc.	2,343	387,720
MetLife, Inc.	89,798	6,498,681
Principal Financial Group, Inc.	1,164	97,683
Progressive Corp.	16,347	2,120,369
Prudential Financial, Inc.	4,829	480,292
Travelers Cos., Inc.	1,414	265,111
Willis Towers Watson PLC	1,420	347,304
		38,743,138
Internet — 3.4%
Alphabet, Inc., Class C†	38,115	3,381,944
Amazon.com, Inc.†	62,885	5,282,340
Booking Holdings, Inc.†	509	1,025,778
CDW Corp.	657	117,327
eBay, Inc.	7,120	295,266
Etsy, Inc.†	693	83,008
Expedia Group, Inc.†	1,976	173,098
F5, Inc.†	38,534	5,530,014
Gen Digital, Inc.	3,575	76,612
Match Group, Inc.†	3,665	152,061
Meta Platforms, Inc., Class A†	29,505	3,550,632
Netflix, Inc.†	5,839	1,721,804
VeriSign, Inc.†	617	126,756
		21,516,640
Leisure Time — 0.0%
Carnival Corp.†	13,140	105,908
Norwegian Cruise Line Holdings, Ltd.†	5,529	67,675
Royal Caribbean Cruises, Ltd.†	2,879	142,309
		315,892

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,845	$ 233,134
Las Vegas Sands Corp.†	4,311	207,230
Marriott International, Inc., Class A	1,730	257,580
MGM Resorts International	4,182	140,222
Wynn Resorts, Ltd.†	1,353	111,582
		949,748
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	2,731	654,238
Oshkosh Corp.	30,893	2,724,454
		3,378,692
Machinery-Diversified — 0.8%
Dover Corp.	1,842	249,425
IDEX Corp.	426	97,269
Ingersoll Rand, Inc.	5,313	277,604
Middleby Corp.†	20,150	2,698,085
Nordson Corp.	706	167,830
Otis Worldwide Corp.	5,466	428,042
Rockwell Automation, Inc.	1,507	388,158
Westinghouse Air Brake Technologies Corp.	2,386	238,147
Xylem, Inc.	2,365	261,498
		4,806,058
Media — 1.3%
Charter Communications, Inc., Class A†	1,409	477,792
Comcast Corp., Class A	56,603	1,979,407
DISH Network Corp., Class A†	3,298	46,304
FactSet Research Systems, Inc.	200	80,242
Fox Corp., Class A	3,969	120,538
Fox Corp., Class B	1,828	52,007
News Corp., Class A	5,017	91,309
News Corp., Class B	1,547	28,527
Paramount Global, Class B	6,626	111,847
Walt Disney Co.†	55,198	4,795,602
Warner Bros. Discovery, Inc.†	28,995	274,873
		8,058,448
Mining — 0.1%
Newmont Corp.	10,415	491,588
Miscellaneous Manufacturing — 1.0%
3M Co.	7,253	869,780
A.O. Smith Corp.	1,665	95,304
Eaton Corp. PLC	5,218	818,965
General Electric Co.	14,337	1,201,297
Illinois Tool Works, Inc.	1,797	395,879
Parker-Hannifin Corp.	1,685	490,335
Siemens AG	11,480	1,593,115
Teledyne Technologies, Inc.†	615	245,945
Textron, Inc.	2,739	193,921
Trane Technologies PLC	3,022	507,968
		6,412,509
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	677	173,590
Oil & Gas — 3.3%
Chevron Corp.	11,561	2,075,084
ConocoPhillips	18,906	2,230,908
EOG Resources, Inc.	16,149	2,091,618
Exxon Mobil Corp.	54,894	6,054,808
Marathon Petroleum Corp.	3,198	372,215
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Phillips 66	33,914	$ 3,529,769
TotalEnergies SE ADR	57,783	3,587,169
Valero Energy Corp.	5,058	641,658
		20,583,229
Oil & Gas Services — 0.6%
Baker Hughes Co.	88,047	2,600,028
Halliburton Co.	11,914	468,816
Schlumberger, Ltd.	8,745	467,507
		3,536,351
Packaging & Containers — 1.2%
Amcor PLC	19,537	232,686
Ball Corp.	4,119	210,646
Packaging Corp. of America	19,825	2,535,816
Sealed Air Corp.	46,580	2,323,410
Sonoco Products Co.	30,992	1,881,524
WestRock Co.	3,337	117,329
		7,301,411
Pharmaceuticals — 7.9%
AmerisourceBergen Corp.	2,125	352,134
AstraZeneca PLC ADR	45,677	3,096,901
Becton Dickinson & Co.	24,901	6,332,324
Cardinal Health, Inc.	3,439	264,356
Cigna Corp.	7,197	2,384,654
CVS Health Corp.	38,064	3,547,184
Eli Lilly & Co.	8,586	3,141,102
Henry Schein, Inc.†	38,016	3,036,338
Johnson & Johnson	67,114	11,855,688
McKesson Corp.	1,005	376,996
Merck & Co., Inc.	36,332	4,031,035
Organon & Co.	3,338	93,230
Pfizer, Inc.	108,991	5,584,699
Roche Holding AG	5,519	1,733,920
Roche Holding AG ADR	71,539	2,800,752
Viatris, Inc.	15,912	177,101
Zoetis, Inc.	6,115	896,153
		49,704,567
Pipelines — 0.1%
Kinder Morgan, Inc.	25,953	469,230
Private Equity — 0.8%
Ares Management Corp., Class A	42,893	2,935,597
Blackstone, Inc.	30,347	2,251,444
		5,187,041
Real Estate — 0.5%
CBRE Group, Inc., Class A†	44,772	3,445,653
REITS — 3.1%
Alexandria Real Estate Equities, Inc.	1,959	285,368
American Tower Corp.	2,871	608,250
AvalonBay Communities, Inc.	1,836	296,551
Boston Properties, Inc.	1,872	126,510
Camden Property Trust	1,398	156,408
Crown Castle, Inc.	5,682	770,706
Digital Realty Trust, Inc.	3,773	378,319
Equinix, Inc.	1,214	795,206
Equity Residential	4,463	263,317
Essex Property Trust, Inc.	850	180,132
Extra Space Storage, Inc.	879	129,371
Federal Realty Investment Trust	959	96,897

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Gaming & Leisure Properties, Inc.	59,351	$ 3,091,594
Healthpeak Properties, Inc.	78,367	1,964,661
Host Hotels & Resorts, Inc.	165,453	2,655,521
Invitation Homes, Inc.	7,621	225,886
Iron Mountain, Inc.	1,411	70,338
Kimco Realty Corp.	8,115	171,876
Mid-America Apartment Communities, Inc.	1,515	237,840
Prologis, Inc.	12,112	1,365,386
Public Storage	788	220,790
Realty Income Corp.	8,229	521,965
Regency Centers Corp.	2,021	126,313
SBA Communications Corp.	623	174,633
Simon Property Group, Inc.	4,290	503,989
UDR, Inc.	4,015	155,501
Ventas, Inc.	5,245	236,287
VICI Properties, Inc.	5,434	176,062
Vornado Realty Trust	2,114	43,992
Welltower, Inc.	54,207	3,553,269
Weyerhaeuser Co.	4,152	128,712
		19,711,650
Retail — 3.9%
Advance Auto Parts, Inc.	12,369	1,818,614
Bath & Body Works, Inc.	2,996	126,251
Best Buy Co., Inc.	2,629	210,872
CarMax, Inc.†	2,073	126,225
Costco Wholesale Corp.	1,975	901,588
Darden Restaurants, Inc.	1,606	222,158
Dollar Tree, Inc.†	21,816	3,085,655
Domino's Pizza, Inc.	251	86,946
Genuine Parts Co.	518	89,878
Home Depot, Inc.	20,013	6,321,306
Lowe's Cos., Inc.	2,525	503,081
McDonald's Corp.	3,652	962,412
Ross Stores, Inc.	4,554	528,583
Starbucks Corp.	7,380	732,096
Target Corp.	6,039	900,053
TJX Cos., Inc.	5,484	436,526
Victoria's Secret & Co.†	51,173	1,830,970
Walgreens Boots Alliance, Inc.	9,418	351,857
Walmart, Inc.	35,082	4,974,277
Yum! Brands, Inc.	1,331	170,474
		24,379,822
Semiconductors — 3.2%
Advanced Micro Devices, Inc.†	9,732	630,342
Analog Devices, Inc.	32,318	5,301,122
Applied Materials, Inc.	17,982	1,751,087
Broadcom, Inc.	2,126	1,188,710
Intel Corp.	54,150	1,431,184
Microchip Technology, Inc.	3,680	258,520
Micron Technology, Inc.	14,265	712,965
NXP Semiconductors NV	17,178	2,714,639
Qorvo, Inc.†	1,330	120,551
QUALCOMM, Inc.	29,312	3,222,561
Skyworks Solutions, Inc.	2,105	191,829
Teradyne, Inc.	1,042	91,019
Texas Instruments, Inc.	14,885	2,459,300
		20,073,829
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	524	120,876
Security Description	Shares or Principal Amount	Value

Software — 5.3%
Activision Blizzard, Inc.	3,831	$ 293,263
Adobe, Inc.†	3,233	1,088,002
Akamai Technologies, Inc.†	2,063	173,911
ANSYS, Inc.†	1,143	276,137
Autodesk, Inc.†	1,275	238,259
Broadridge Financial Solutions, Inc.	803	107,706
Ceridian HCM Holding, Inc.†	2,015	129,262
Electronic Arts, Inc.	26,069	3,185,111
Fidelity National Information Services, Inc.	7,786	528,280
Fiserv, Inc.†	2,583	261,064
Intuit, Inc.	1,738	676,464
Microsoft Corp.	95,552	22,915,281
MSCI, Inc.	451	209,792
Oracle Corp.	8,267	675,745
Paychex, Inc.	1,810	209,164
Roper Technologies, Inc.	1,392	601,469
Salesforce, Inc.†	13,121	1,739,713
Take-Two Interactive Software, Inc.†	2,070	215,549
Tyler Technologies, Inc.†	290	93,499
		33,617,671
Telecommunications — 4.6%
AT&T, Inc.	93,513	1,721,574
Cisco Systems, Inc.	292,935	13,955,423
Corning, Inc.	122,407	3,909,680
Juniper Networks, Inc.	44,662	1,427,398
Lumen Technologies, Inc.	12,489	65,193
Motorola Solutions, Inc.	987	254,360
T-Mobile US, Inc.†	2,507	350,980
Verizon Communications, Inc.	190,411	7,502,193
		29,186,801
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	1,703	103,900
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	710	65,008
CSX Corp.	14,345	444,408
FedEx Corp.	3,141	544,021
Knight-Swift Transportation Holdings, Inc.	37,217	1,950,543
Norfolk Southern Corp.	10,364	2,553,897
Union Pacific Corp.	4,033	835,113
United Parcel Service, Inc., Class B	9,576	1,664,692
		8,057,682
Water — 0.1%
American Water Works Co., Inc.	2,386	363,674
Total Common Stocks (cost $587,481,660)		614,912,577
UNAFFILIATED INVESTMENT COMPANIES — 1.2%
iShares S&P 500 Value ETF	36,300	5,266,041
iShares Russell 1000 Value ETF	14,149	2,145,696
Total Unaffiliated Investment Companies (cost $7,590,052)		7,411,737
Total Long-Term Investment Securities (cost $595,071,712)		622,324,314
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
4.30%, 10/05/2023(2) (cost $96,943)	$ 100,000	96,621

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 12/30/2022, to be repurchased 01/03/2023 in the amount of $355,480 and collateralized by $381,000 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2025 and having an approximate value of $362,614	$ 355,430	$ 355,430
Bank of America Securities LLC Joint Repurchase Agreement(3)	1,160,000	1,160,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	1,305,000	1,305,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,290,000	1,290,000
Deutsche Bank AG Joint Repurchase Agreement(3)	1,160,000	1,160,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	1,060,000	1,060,000
Total Repurchase Agreements (cost $6,330,430)		6,330,430
TOTAL INVESTMENTS (cost $601,499,085)	99.8%	628,751,365
Other assets less liabilities	0.2	1,427,883
NET ASSETS	100.0%	$630,179,248
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3	Long	S&P 500 E-Mini Index	March 2023	$606,935	$579,150	$(27,785)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	2,895,437	USD	3,529,899	03/31/2023	$21,998	$ —
JPMorgan Chase Bank, N.A.	EUR	10,835,449	USD	11,602,425	03/31/2023	—	(65,559)
Morgan Stanley & Co. International PLC	CHF	1,489,754	USD	1,618,392	03/31/2023	—	(7,933)
	USD	128,154	CHF	117,358	03/31/2023	—	(38)
						—	(7,971)
Unrealized Appreciation (Depreciation)						$21,998	$(73,530)
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$614,912,577	$—	$—	$614,912,577
Unaffiliated Investment Companies	7,411,737	—	—	7,411,737
Short-Term Investments	—	96,621	—	96,621
Repurchase Agreements	—	6,330,430	—	6,330,430
Total Investments at Value	$622,324,314	$6,427,051	$—	$628,751,365
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$21,998	$—	$21,998
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$27,785	$—	$—	$27,785
Forward Foreign Currency Contracts	—	73,530	—	73,530
Total Other Financial Instruments	$27,785	$73,530	$—	$101,315
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Advertising — 0.6%
Omnicom Group, Inc.	2,200	$ 179,453
Trade Desk, Inc., Class A†	15,646	701,410
		880,863
Aerospace/Defense — 0.9%
Curtiss-Wright Corp.	1,963	327,801
HEICO Corp.	645	99,098
HEICO Corp., Class A	1,133	135,790
Hexcel Corp.	1,400	82,390
Howmet Aerospace, Inc.	3,557	140,181
Spirit AeroSystems Holdings, Inc., Class A	1,516	44,874
TransDigm Group, Inc.	739	465,311
		1,295,445
Agriculture — 0.1%
Darling Ingredients, Inc.†	2,969	185,830
Airlines — 0.4%
Alaska Air Group, Inc.†	3,531	151,621
Delta Air Lines, Inc.†	9,804	322,160
Southwest Airlines Co.†	4,500	151,515
		625,296
Apparel — 0.2%
Deckers Outdoor Corp.†	356	142,101
Skechers USA, Inc., Class A†	1,709	71,693
Tapestry, Inc.	501	19,078
		232,872
Auto Manufacturers — 0.1%
Lucid Group, Inc.†	7,644	52,209
PACCAR, Inc.	1,050	103,918
		156,127
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	1,116	46,426
Aptiv PLC†	1,759	163,816
Mobileye Global, Inc., Class A†	10,240	359,014
		569,256
Banks — 0.3%
First Citizens BancShares, Inc., Class A	42	31,851
First Republic Bank	675	82,276
Signature Bank	48	5,531
SVB Financial Group†	1,130	260,058
Western Alliance Bancorp	991	59,024
		438,740
Beverages — 0.7%
Boston Beer Co., Inc., Class A†	137	45,144
Brown-Forman Corp., Class A	410	26,962
Brown-Forman Corp., Class B	4,440	291,619
Celsius Holdings, Inc.†	4,688	487,739
Constellation Brands, Inc., Class A	300	69,525
Monster Beverage Corp.†	600	60,918
		981,907
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc.†	3,608	857,441
Argenx SE ADR†	342	129,560
BioMarin Pharmaceutical, Inc.†	700	72,443
BioNTech SE ADR	435	65,346
Bio-Rad Laboratories, Inc., Class A†	290	121,942
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Blueprint Medicines Corp.†	1,200	$ 52,572
Certara, Inc.†	1,150	18,481
Corteva, Inc.	2,600	152,828
Exelixis, Inc.†	4,190	67,208
Genmab A/S ADR†	2,416	102,390
Guardant Health, Inc.†	1,492	40,582
Horizon Therapeutics PLC†	3,153	358,811
Incyte Corp.†	3,344	268,590
Ionis Pharmaceuticals, Inc.†	1,988	75,087
Karuna Therapeutics, Inc.†	359	70,543
Maravai LifeSciences Holdings, Inc., Class A†	1,681	24,055
Novavax, Inc.†	1,195	12,285
Royalty Pharma PLC, Class A	1,681	66,433
Sarepta Therapeutics, Inc.†	1,289	167,029
Seagen, Inc.†	2,833	364,069
Ultragenyx Pharmaceutical, Inc.†	797	36,925
United Therapeutics Corp.†	1,937	538,660
		3,663,280
Building Materials — 1.3%
Armstrong World Industries, Inc.	401	27,505
Eagle Materials, Inc.	464	61,642
Fortune Brands Home & Security, Inc.	1,876	107,138
Johnson Controls International PLC	17,567	1,124,288
Louisiana-Pacific Corp.	106	6,275
Martin Marietta Materials, Inc.	84	28,390
Masco Corp.	179	8,354
Masterbrand, Inc.†	682	5,149
Trex Co., Inc.†	4,587	194,168
Vulcan Materials Co.	2,540	444,779
		2,007,688
Chemicals — 2.4%
Albemarle Corp.	6,867	1,489,178
Axalta Coating Systems, Ltd.†	822	20,936
CF Industries Holdings, Inc.	13,054	1,112,201
Chemours Co.	1,384	42,378
FMC Corp.	660	82,368
Mosaic Co.	641	28,121
Nutrien, Ltd.	1,400	102,242
PPG Industries, Inc.	3,717	467,376
RPM International, Inc.	2,150	209,517
Valvoline, Inc.	2,708	88,416
		3,642,733
Commercial Services — 6.6%
Block, Inc.†	13,467	846,266
Booz Allen Hamilton Holding Corp.	2,910	304,153
Bright Horizons Family Solutions, Inc.†	1,398	88,214
Cintas Corp.	2,331	1,052,726
CoStar Group, Inc.†	23,612	1,824,735
Driven Brands Holdings, Inc.†	55	1,502
Equifax, Inc.	1,804	350,626
Euronet Worldwide, Inc.†	1,219	115,049
FleetCor Technologies, Inc.†	2,710	497,773
FTI Consulting, Inc.†	707	112,272
Gartner, Inc.†	3,933	1,322,039
GXO Logistics, Inc.†	176	7,513
H&R Block, Inc.	1,965	71,742
MarketAxess Holdings, Inc.	1,257	350,565
Mister Car Wash, Inc.†	873	8,058
Moody's Corp.	200	55,724
Morningstar, Inc.	568	123,023

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Paylocity Holding Corp.†	1,513	$ 293,915
Quanta Services, Inc.	1,190	169,575
Ritchie Bros. Auctioneers, Inc.	1,050	60,722
Robert Half International, Inc.	1,427	105,355
Rollins, Inc.	5,197	189,898
Service Corp. International	1,100	76,054
Shift4 Payments, Inc., Class A†	773	43,234
Toast, Inc., Class A†	3,904	70,389
TransUnion	4,235	240,336
United Rentals, Inc.†	1,266	449,962
Verisk Analytics, Inc.	4,174	736,377
WEX, Inc.†	1,177	192,616
WillScot Mobile Mini Holdings Corp.†	4,157	187,772
		9,948,185
Computer Data Security — 0.0%
Snyk, Ltd.(1)(2)	4,274	49,092
Computer Graphics — 0.0%
Canva, Inc.(1)(2)	41	22,624
Computers — 3.0%
Crowdstrike Holdings, Inc., Class A†	7,619	802,205
Dell Technologies, Inc., Class C	592	23,810
Endava PLC ADR†	600	45,900
EPAM Systems, Inc.†	1,653	541,754
ExlService Holdings, Inc.†	4,033	683,311
Fortinet, Inc.†	21,010	1,027,179
Genpact, Ltd.	1,460	67,627
Globant SA†	1,373	230,884
HP, Inc.	7,076	190,132
KBR, Inc.	1,352	71,386
Leidos Holdings, Inc.	600	63,114
NCR Corp.†	101	2,364
NetApp, Inc.	3,328	199,880
Pure Storage, Inc., Class A†	6,208	166,126
Thoughtworks Holding, Inc.†	1,304	13,288
Zscaler, Inc.†	4,087	457,335
		4,586,295
Cosmetics/Personal Care — 0.0%
Olaplex Holdings, Inc.†	1,903	9,915
Distribution/Wholesale — 2.7%
Copart, Inc.†	14,229	866,404
Core & Main, Inc., Class A†	373	7,203
Fastenal Co.	19,517	923,544
Ferguson PLC	1,050	133,318
IAA, Inc.†	5,099	203,960
Pool Corp.	1,363	412,076
SiteOne Landscape Supply, Inc.†	2,314	271,478
Watsco, Inc.	1,142	284,815
WESCO International, Inc.†	5,153	645,156
WW Grainger, Inc.	690	383,812
		4,131,766
Diversified Financial Services — 2.2%
Ameriprise Financial, Inc.	1,039	323,513
Apollo Global Management, Inc.	11,544	736,392
Blue Owl Capital, Inc.	11,666	123,660
Cboe Global Markets, Inc.	600	75,282
Credit Acceptance Corp.†	10	4,744
Discover Financial Services	2,200	215,226
LPL Financial Holdings, Inc.	2,459	531,562
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Nasdaq, Inc.	1,218	$ 74,724
Raymond James Financial, Inc.	239	25,537
Rocket Cos., Inc., Class A	971	6,797
Tradeweb Markets, Inc., Class A	19,073	1,238,410
Upstart Holdings, Inc.†	206	2,723
UWM Holdings Corp.	1,289	4,267
Western Union Co.	1,980	27,265
		3,390,102
Electric — 0.2%
AES Corp.	1,839	52,890
Vistra Corp.	10,371	240,607
		293,497
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	550	76,846
ChargePoint Holdings, Inc.†	3,876	36,938
Generac Holdings, Inc.†	1,499	150,890
Littelfuse, Inc.	349	76,850
Universal Display Corp.	5,579	602,755
		944,279
Electronics — 4.7%
Agilent Technologies, Inc.	19,017	2,845,894
Allegion PLC	1,763	185,573
Amphenol Corp., Class A	15,064	1,146,973
Arrow Electronics, Inc.†	47	4,915
Coherent Corp.†	287	10,074
Flex, Ltd.†	44,210	948,747
Hubbell, Inc.	750	176,010
Jabil, Inc.	1,642	111,984
Keysight Technologies, Inc.†	3,992	682,912
Mettler-Toledo International, Inc.†	683	987,242
National Instruments Corp.	260	9,594
TE Connectivity, Ltd.	400	45,920
Vontier Corp.	1,506	29,111
		7,184,949
Energy-Alternate Sources — 1.9%
Enphase Energy, Inc.†	4,665	1,236,038
Enviva, Inc.	469	24,843
First Solar, Inc.†	3,434	514,379
Plug Power, Inc.†	3,953	48,899
SolarEdge Technologies, Inc.†	3,486	987,479
		2,811,638
Engineering & Construction — 0.7%
AECOM	123	10,446
Fluor Corp.†	14,700	509,502
MasTec, Inc.†	5,599	477,763
TopBuild Corp.†	412	64,474
		1,062,185
Enterprise Software / Services — 0.0%
Socure, Inc.(1)(2)	920	6,882
Entertainment — 1.3%
Caesars Entertainment, Inc.†	4,755	197,808
Churchill Downs, Inc.	546	115,441
DraftKings, Inc., Class A†	53,895	613,864
Live Nation Entertainment, Inc.†	9,437	658,137
Madison Square Garden Sports Corp.	146	26,766

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Six Flags Entertainment Corp.†	569	$ 13,229
Vail Resorts, Inc.	1,218	290,310
		1,915,555
Environmental Control — 0.5%
Clean Harbors, Inc.†	1,400	159,768
Republic Services, Inc.	2,102	271,137
Tetra Tech, Inc.	331	48,058
Waste Connections, Inc.	1,948	258,227
		737,190
Food — 0.9%
Grocery Outlet Holding Corp.†	100	2,919
Hershey Co.	3,973	920,028
Kellogg Co.	2,140	152,453
Lamb Weston Holdings, Inc.	2,207	197,217
McCormick & Co., Inc.	600	49,734
Performance Food Group Co.†	720	42,041
Pilgrim's Pride Corp.†	371	8,804
Tyson Foods, Inc., Class A	900	56,025
		1,429,221
Food Service — 0.3%
Aramark	12,281	507,696
Gas — 0.0%
National Fuel Gas Co.	109	6,900
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	858	123,973
MSA Safety, Inc.	218	31,433
		155,406
Healthcare-Products — 6.5%
10X Genomics, Inc., Class A†	1,263	46,024
Align Technology, Inc.†	1,065	224,609
Avantor, Inc.†	11,125	234,626
Bio-Techne Corp.	5,723	474,322
Bruker Corp.	4,092	279,688
Exact Sciences Corp.†	19,171	949,156
Globus Medical, Inc., Class A†	78	5,793
ICU Medical, Inc.†	57	8,976
IDEXX Laboratories, Inc.†	1,523	621,323
Inspire Medical Systems, Inc.†	3,706	933,467
Insulet Corp.†	8,425	2,480,236
Lantheus Holdings, Inc.†	800	40,768
Masimo Corp.†	556	82,260
Natera, Inc.†	1,389	55,796
Novocure, Ltd.†	2,600	190,710
Penumbra, Inc.†	1,112	247,376
QuidelOrtho Corp.†	736	63,053
Repligen Corp.†	1,909	323,213
ResMed, Inc.	4,388	913,275
Shockwave Medical, Inc.†	3,558	731,560
STERIS PLC	625	115,431
Tandem Diabetes Care, Inc.†	914	41,084
Teleflex, Inc.	201	50,176
Waters Corp.†	905	310,035
West Pharmaceutical Services, Inc.	2,093	492,588
		9,915,545
Healthcare-Services — 1.8%
Acadia Healthcare Co., Inc.†	1,296	106,687
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
agilon health, Inc.†	2,704	$ 43,643
Amedisys, Inc.†	501	41,854
Catalent, Inc.†	2,474	111,355
Centene Corp.†	1,631	133,758
Charles River Laboratories International, Inc.†	1,690	368,251
Chemed Corp.	80	40,834
DaVita, Inc.†	852	63,619
Ginkgo Bioworks Holdings, Inc.†	2,541	4,294
IQVIA Holdings, Inc.†	3,667	751,332
Medpace Holdings, Inc.†	2,453	521,042
Molina Healthcare, Inc.†	1,606	530,333
Signify Health, Inc., Class A†	68	1,949
Sotera Health Co.†	1,513	12,603
Syneos Health, Inc.†	275	10,087
Teladoc Health, Inc.†	236	5,581
		2,747,222
Home Builders — 1.7%
D.R. Horton, Inc.	2,532	225,702
Lennar Corp., Class A	10,471	947,626
NVR, Inc.†	90	415,132
PulteGroup, Inc.	1,357	61,784
Thor Industries, Inc.	12,212	921,884
Toll Brothers, Inc.	842	42,033
		2,614,161
Household Products/Wares — 0.5%
Avery Dennison Corp.	1,692	306,252
Church & Dwight Co., Inc.	2,285	184,194
Clorox Co.	1,565	219,616
		710,062
Housewares — 0.0%
Scotts Miracle-Gro Co.	211	10,252
Insurance — 1.0%
Arch Capital Group, Ltd.†	1,763	110,681
Arthur J. Gallagher & Co.	2,638	497,369
Assurant, Inc.	400	50,024
Brown & Brown, Inc.	275	15,667
Erie Indemnity Co., Class A	284	70,636
Everest Re Group, Ltd.	184	60,954
Hartford Financial Services Group, Inc.	5,700	432,231
Lincoln National Corp.	538	16,527
Markel Corp.†	47	61,922
RenaissanceRe Holdings, Ltd.	361	66,507
Ryan Specialty Holdings, Inc.†	2,759	114,526
		1,497,044
Internet — 3.2%
CDW Corp.	4,446	793,967
Chewy, Inc., Class A†	1,538	57,029
DoorDash, Inc., Class A†	3,387	165,353
eBay, Inc.	1,081	44,829
Etsy, Inc.†	4,242	508,107
Expedia Group, Inc.†	2,316	202,882
Gen Digital, Inc.	3,067	65,726
GoDaddy, Inc., Class A†	331	24,765
Lyft, Inc., Class A†	3,892	42,890
Match Group, Inc.†	8,982	372,663
Okta, Inc.†	13,050	891,706
Opendoor Technologies, Inc.†	1,968	2,283
Palo Alto Networks, Inc.†	1,975	275,591

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Pinterest, Inc., Class A†	1,882	$ 45,695
Roku, Inc.†	528	21,490
Shopify, Inc., Class A†	1,700	59,007
Spotify Technology SA†	14,048	1,109,090
TripAdvisor, Inc.†	127	2,283
VeriSign, Inc.†	524	107,651
Wayfair, Inc., Class A†	767	25,227
Wix.com, Ltd.†	657	50,477
Zillow Group, Inc., Class A†	53	1,654
Zillow Group, Inc., Class C†	147	4,735
		4,875,100
Iron/Steel — 0.1%
Steel Dynamics, Inc.	1,250	122,125
Leisure Time — 0.1%
Brunswick Corp.	192	13,839
Norwegian Cruise Line Holdings, Ltd.†	474	5,802
Planet Fitness, Inc., Class A†	942	74,230
Polaris, Inc.	625	63,125
YETI Holdings, Inc.†	1,321	54,570
		211,566
Lodging — 1.6%
Choice Hotels International, Inc.	493	55,532
Hilton Worldwide Holdings, Inc.	8,550	1,080,378
Las Vegas Sands Corp.†	17,946	862,664
MGM Resorts International	8,200	274,946
Travel & Leisure Co.	878	31,959
Wyndham Hotels & Resorts, Inc.	922	65,748
Wynn Resorts, Ltd.†	1,102	90,882
		2,462,109
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	1,745	101,350
Vertiv Holdings Co.	734	10,026
		111,376
Machinery-Diversified — 2.0%
AGCO Corp.	125	17,336
Cognex Corp.	3,977	187,356
Graco, Inc.	2,863	192,565
IDEX Corp.	532	121,472
Middleby Corp.†	5,638	754,928
Nordson Corp.	205	48,733
Otis Worldwide Corp.	2,279	178,468
Rockwell Automation, Inc.	2,468	635,683
Toro Co.	7,033	796,136
Westinghouse Air Brake Technologies Corp.	600	59,886
Xylem, Inc.	384	42,459
		3,035,022
Media — 0.8%
Cable One, Inc.	54	38,440
FactSet Research Systems, Inc.	1,334	535,214
Fox Corp., Class B	6,900	196,305
Liberty Broadband Corp., Class A†	124	9,405
Liberty Broadband Corp., Class C†	849	64,753
Liberty Media Corp.-Liberty Formula One, Series A†	36	1,924
Liberty Media Corp.-Liberty Formula One, Series C†	344	20,564
Security Description	Shares or Principal Amount	Value

Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Series A†	319	$ 12,540
Liberty Media Corp.-Liberty SiriusXM, Series C†	659	25,787
Nexstar Media Group, Inc.	51	8,927
Warner Bros. Discovery, Inc.†	26,523	251,438
World Wrestling Entertainment, Inc., Class A	659	45,155
		1,210,452
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	981	80,413
Valmont Industries, Inc.	845	279,416
		359,829
Mining — 0.0%
MP Materials Corp.†	1,389	33,725
Royal Gold, Inc.	65	7,327
		41,052
Miscellaneous Manufacturing — 0.8%
A.O. Smith Corp.	1,712	97,995
Axon Enterprise, Inc.†	801	132,910
Carlisle Cos., Inc.	664	156,472
Donaldson Co., Inc.	317	18,662
Parker-Hannifin Corp.	445	129,495
Trane Technologies PLC	4,195	705,137
		1,240,671
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	814	208,718
Oil & Gas — 3.1%
Antero Resources Corp.†	2,827	87,609
APA Corp.	1,400	65,352
Coterra Energy, Inc.	8,659	212,752
Devon Energy Corp.	12,522	770,228
Diamondback Energy, Inc.	7,472	1,022,020
Hess Corp.	3,377	478,926
Magnolia Oil & Gas Corp., Class A	2,100	49,245
Matador Resources Co.	800	45,792
Ovintiv, Inc.	2,714	137,627
PDC Energy, Inc.	721	45,769
Pioneer Natural Resources Co.	3,845	878,159
Range Resources Corp.	2,380	59,548
Southwestern Energy Co.†	1,196	6,997
Texas Pacific Land Corp.	88	206,292
Venture Global LNG, Inc. Series B†(1)(2)	3	44,386
Venture Global LNG, Inc. Series C(1)(2)	42	621,400
		4,732,102
Oil & Gas Services — 0.4%
Halliburton Co.	15,834	623,068
Packaging & Containers — 0.4%
Ardagh Metal Packaging SA	747	3,593
Ball Corp.	2,686	137,362
Berry Global Group, Inc.	926	55,958
Crown Holdings, Inc.	1,553	127,672
Graphic Packaging Holding Co.	3,611	80,345
Sealed Air Corp.	4,732	236,032
		640,962

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 3.6%
AmerisourceBergen Corp.	2,377	$ 393,892
Ascendis Pharma A/S ADR†	560	68,393
DexCom, Inc.†	29,205	3,307,174
Elanco Animal Health, Inc.†	3,146	38,444
Jazz Pharmaceuticals PLC†	3,377	537,990
McKesson Corp.	1,791	671,840
Neurocrine Biosciences, Inc.†	3,284	392,241
		5,409,974
Pipelines — 1.4%
Cheniere Energy, Inc.	8,357	1,253,216
New Fortress Energy LLC	844	35,802
ONEOK, Inc.	769	50,523
Targa Resources Corp.	11,426	839,811
		2,179,352
Private Equity — 0.6%
Ares Management Corp., Class A	12,088	827,303
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,356	181,318
REITS — 1.7%
Alexandria Real Estate Equities, Inc.	450	65,551
Apartment Income REIT Corp.	186	6,382
AvalonBay Communities, Inc.	2,526	408,000
Camden Property Trust	133	14,880
CubeSmart	9,300	374,325
Equity LifeStyle Properties, Inc.	4,367	282,108
Extra Space Storage, Inc.	241	35,470
Iron Mountain, Inc.	3,311	165,053
Lamar Advertising Co., Class A	1,165	109,976
Rexford Industrial Realty, Inc.	1,100	60,104
SBA Communications Corp.	1,867	523,339
Simon Property Group, Inc.	4,823	566,606
		2,611,794
Retail — 10.3%
Advance Auto Parts, Inc.	73	10,733
AutoZone, Inc.†	549	1,353,933
Best Buy Co., Inc.	964	77,322
BJ's Wholesale Club Holdings, Inc.†	6,195	409,861
Burlington Stores, Inc.†	1,525	309,209
CarMax, Inc.†	930	56,628
Carvana Co.†	1,597	7,570
Casey's General Stores, Inc.	325	72,914
Chipotle Mexican Grill, Inc.†	862	1,196,016
Darden Restaurants, Inc.	3,229	446,668
Dollar Tree, Inc.†	1,759	248,793
Domino's Pizza, Inc.	4,874	1,688,354
Five Below, Inc.†	1,986	351,264
Floor & Decor Holdings, Inc., Class A†	3,381	235,419
Freshpet, Inc.†	389	20,527
Genuine Parts Co.	172	29,844
Leslie's, Inc.†	2,159	26,361
Lululemon Athletica, Inc.†	7,812	2,502,809
Nordstrom, Inc.	1,465	23,645
Ollie's Bargain Outlet Holdings, Inc.†	1,149	53,819
O'Reilly Automotive, Inc.†	1,012	854,158
Papa John's International, Inc.	1,392	114,575
Restaurant Brands International, Inc.	2,392	154,691
RH†	349	93,249
Ross Stores, Inc.	11,689	1,356,742
Security Description	Shares or Principal Amount	Value

Retail (continued)
Texas Roadhouse, Inc.	3,289	$ 299,134
Tractor Supply Co.	4,016	903,479
Ulta Beauty, Inc.†	4,738	2,222,454
Victoria's Secret & Co.†	888	31,773
Wendy's Co.	2,611	59,087
Williams-Sonoma, Inc.	2,003	230,185
Yum! Brands, Inc.	1,647	210,948
		15,652,164
Semiconductors — 2.7%
Allegro MicroSystems, Inc.†	1,015	30,470
Analog Devices, Inc.	1	164
Entegris, Inc.	6,154	403,641
GlobalFoundries, Inc.†	235	12,664
KLA Corp.	270	101,798
Lattice Semiconductor Corp.†	3,850	249,788
Marvell Technology, Inc.	2,333	86,414
Microchip Technology, Inc.	14,213	998,463
MKS Instruments, Inc.	6,229	527,783
Monolithic Power Systems, Inc.	1,640	579,921
ON Semiconductor Corp.†	9,647	601,683
Silicon Laboratories, Inc.†	450	61,052
Skyworks Solutions, Inc.	800	72,904
Synaptics, Inc.†	300	28,548
Teradyne, Inc.	3,925	342,849
		4,098,142
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	433	99,884
Software — 14.0%
Alteryx, Inc., Class A†	919	46,566
ANSYS, Inc.†	1,492	360,452
AppLovin Corp., Class A†	4,851	51,081
Aspen Technology, Inc.†	891	183,011
Bentley Systems, Inc., Class B	4,098	151,462
Bill.com Holdings, Inc.†	900	98,064
Black Knight, Inc.†	1,909	117,881
Broadridge Financial Solutions, Inc.	3,554	476,698
Cadence Design Systems, Inc.†	8,390	1,347,770
CCC Intelligent Solutions Holdings, Inc.†	3,698	32,173
Ceridian HCM Holding, Inc.†	2,068	132,662
Cloudflare, Inc., Class A†	4,331	195,805
Confluent, Inc., Class A†	3,003	66,787
Coupa Software, Inc.†	641	50,748
Databricks, Inc.(1)(2)	2,067	124,020
Datadog, Inc., Class A†	9,030	663,705
Definitive Healthcare Corp.†	267	2,934
Descartes Systems Group, Inc.†	1,000	69,650
DocuSign, Inc.†	3,025	167,646
DoubleVerify Holdings, Inc.†	3,715	81,581
Doximity, Inc., Class A†	798	26,781
Dropbox, Inc., Class A†	3,829	85,693
Dynatrace, Inc.†	4,538	173,805
Elastic NV†	1,185	61,028
Electronic Arts, Inc.	1,113	135,986
Fair Isaac Corp.†	842	504,004
Five9, Inc.†	10,292	698,415
Gitlab, Inc., Class A†	1,230	55,891
HubSpot, Inc.†	1,549	447,862
Informatica, Inc., Class A†	3,397	55,337
Jack Henry & Associates, Inc.	1,111	195,047
Jamf Holding Corp.†	869	18,510

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Magic Leap, Inc., Class A(1)(2)	9	$ 104
Manhattan Associates, Inc.†	1,936	235,030
MongoDB, Inc.†	2,116	416,514
MSCI, Inc.	2,000	930,340
nCino, Inc†	2,501	66,126
New Relic, Inc.†	816	46,063
Nutanix, Inc., Class A†	1,832	47,724
Palantir Technologies, Inc., Class A†	28,176	180,890
Paychex, Inc.	9,991	1,154,560
Paycom Software, Inc.†	6,950	2,156,655
Paycor HCM, Inc.†	2,100	51,387
Pegasystems, Inc.	633	21,674
Playtika Holding Corp.†	1,268	10,791
Procore Technologies, Inc.†	1,799	84,877
PTC, Inc.†	3,453	414,498
Qualtrics International, Inc., Class A†	4,001	41,530
RingCentral, Inc., Class A†	10,863	384,550
ROBLOX Corp., Class A†	6,852	195,008
Samsara, Inc.†	4,000	49,720
SentinelOne, Inc., Class A†	4,775	69,667
Smartsheet, Inc., Class A†	1,947	76,634
Snowflake, Inc., Class A†	400	57,416
Splunk, Inc.†	2,492	214,536
SS&C Technologies Holdings, Inc.	1,508	78,507
Synopsys, Inc.†	4,446	1,419,563
Take-Two Interactive Software, Inc.†	7,257	755,671
Tanium Class B(1)(2)	1,910	8,423
Teradata Corp.†	849	28,577
Twilio, Inc., Class A†	1,008	49,352
Tyler Technologies, Inc.†	1,344	433,319
UiPath, Inc., Class A†	531	6,749
Unity Software, Inc.†	2,557	73,105
Veeva Systems, Inc., Class A†	13,666	2,205,419
Workday, Inc., Class A†	7,885	1,319,397
Workiva, Inc.†	850	71,375
Zoom Video Communications, Inc., Class A†	1,950	132,093
ZoomInfo Technologies, Inc.†	30,112	906,672
		21,273,571
Telecommunications — 1.9%
Arista Networks, Inc.†	21,785	2,643,610
Corning, Inc.	682	21,783
Motorola Solutions, Inc.	750	193,282
Ubiquiti, Inc.	18	4,924
		2,863,599
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	9,678	172,655
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	478	43,766
Expeditors International of Washington, Inc.	1,701	176,768
JB Hunt Transport Services, Inc.	2,675	466,413
Landstar System, Inc.	912	148,565
Old Dominion Freight Line, Inc.	3,171	899,866
RXO, Inc.†	119	2,047
XPO Logistics, Inc.†	119	3,961
		1,741,386
Total Common Stocks (cost $146,539,373)		148,352,994
Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.5%
Advertising — 0.0%
Zeenk, Inc., Series B†(1)(2)	6,300	$ 0
Computer Data Security — 0.0%
Snyk, Ltd. Series F(1)(2)	7,164	82,286
Computer Graphics — 0.0%
Canva, Inc. Series A(1)(2)	2	1,104
Enterprise Software / Services — 0.0%
Socure, Inc. Series A(1)(2)	1,118	8,362
Socure, Inc. Series A1(1)(2)	918	6,867
Socure, Inc. Series B(1)(2)	17	127
Socure, Inc. Series E(1)(2)	2,127	15,910
		31,266
Internet — 0.1%
DataRobot, Inc. Series G(1)(2)	2,952	15,498
Rappi, Inc. Series E(1)(2)	1,959	70,544
		86,042
Software — 0.4%
Databricks, Inc. Series F(1)(2)	5,040	302,400
Databricks, Inc. Series G(1)(2)	486	29,160
Databricks, Inc. Series H(1)(2)	1,092	65,520
Tanium, Inc. Series G(1)(2)	32,619	143,850
		540,930
Total Convertible Preferred Stocks (cost $782,440)		741,628
UNAFFILIATED INVESTMENT COMPANIES — 0.9%
iShares Russell Midcap Growth Index Fund (cost $1,374,235)	16,587	1,386,673
WARRANTS — 0.0%
Advertising — 0.0%
Zeenk, Inc. Expires 06/18/2028†(1)(2) (cost $0)	14,858	0
Total Long-Term Investment Securities (cost $148,696,048)		150,481,295
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(3)	90,628	90,628
T. Rowe Price Government Reserve Fund 3.81%(3)	101	102
		90,730

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(4)	$ 45,000	$ 43,479
Total Short-Term Investments (cost $134,355)		134,209
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 12/30/2022, to be repurchased 01/03/2023 in the amount of $206,701 and collateralized by $221,500 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2025 and having an approximate value of $210,811	206,672	206,672
Bank of America Securities LLC Joint Repurchase Agreement(5)	195,000	195,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	225,000	225,000
BNP Paribas SA Joint Repurchase Agreement(5)	215,000	215,000
Deutsche Bank AG Joint Repurchase Agreement(5)	195,000	195,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	175,000	175,000
Total Repurchase Agreements (cost $1,211,672)		1,211,672
TOTAL INVESTMENTS (cost $150,042,075)	99.9%	151,827,176
Other assets less liabilities	0.1	190,740
NET ASSETS	100.0%	$152,017,916
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$22,624	$551.80	0.01%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Databricks, Inc.
	07/24/2020	1,404	$22,481
	08/28/2020	663	10,608
		2,067	33,089	$124,020	$60.00	0.08%
Magic Leap, Inc., Class A	12/28/2015	9	114,566	103	11.52	0.00
Snyk, Ltd.	06/25/2021	4,274	61,309	49,092	0.00	0.03
Socure, Inc.	12/22/2021	920	14,783	6,882	0.00	0.00
Tanium Class B	09/24/2020	1,910	21,765	8,423	4.41	0.01
Venture Global LNG, Inc. Series B	03/08/2018	3	9,060	44,386	14,795.24	0.03
Venture Global LNG, Inc.
Series C	10/16/2017	39	147,069
Series C	03/08/2018	3	9,060
		42	156,129	621,400	14,795.24	0.41
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	1,104	0.00	0.00
Databricks, Inc. Series F	10/22/2019	5,040	72,153	302,400	60.00	0.20
Databricks, Inc. Series G	02/01/2021	486	28,734	29,160	60.00	0.02
Databricks, Inc. Series H	08/31/2021	1,092	80,245	65,520	60.00	0.04
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	15,498	5.25	0.01
Rappi, Inc. Series E	09/08/2020	1,959	117,042	70,544	0.00	0.05
Snyk, Ltd. Series F	08/26/2015	7,164	102,205	82,286	11.49	0.05
Socure, Inc. Series A	12/22/2021	1,118	17,965	8,362	0.00	0.01
Socure, Inc. Series A1	12/22/2021	918	14,751	6,867	7.48	0.00
Socure, Inc. Series B	12/22/2021	17	273	127	7.48	0.00
Socure, Inc. Series E	10/27/2021	2,127	34,178	15,910	7.48	0.01
Tanium, Inc. Series G	08/26/2015	32,619	161,930	143,850	4.41	0.10
Zeenk, Inc., Series B	03/16/2015	6,300	68,786	0	0.00	0.00
Warrants
Zeenk, Inc. Expires 06/18/2028	12/14/2021	14,858	0	0	0.00	0.00
				$1,618,558		1.06%
(3)	The rate shown is the 7-day yield as of December 31, 2022.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	March 2023	$252,878	$244,260	$(8,618)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$49,092	$49,092
Computer Graphics	—	—	22,624	22,624
Enterprise Software / Services	—	—	6,882	6,882
Oil & Gas	4,066,316	—	665,786	4,732,102
Software	21,141,024	—	132,547	21,273,571
Other Industries	122,268,723	—	—	122,268,723
Convertible Preferred Stocks	—	—	741,628	741,628
Unaffiliated Investment Companies	1,386,673	—	—	1,386,673
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	43,479	—	43,479
Other Short-Term Investments	90,730	—	—	90,730
Repurchase Agreements	—	1,211,672	—	1,211,672
Total Investments at Value	$148,953,466	$1,255,151	$1,618,559	$151,827,176
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,618	$—	$—	$8,618
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of March 31, 2022	$531,823	$1,011,669	$0
Accrued Discounts	-	-	-
Accrued Premiums	-	-	-
Realized Gain	-	-	-
Realized Loss	-	-	-
Change in unrealized appreciation (1)	407,759	31,150	-
Change in unrealized depreciation (1)	(62,651)	(301,191)	-
Net Purchases	-	-	-
Net Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2022	$876,931	$741,628	$0
(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2022 includes:
Common Stocks	Convertible Preferred Securities	Warrants
$345,108	$(270,041)	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2022.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at December 31, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$49,092	Market Approach	Transaction Price*	$11.4861
	$124,020	Market Approach	Pending Secondary Transaction Price*	$60.0000
	$22,624	Market Approach	Primary Transaction Price*	$1,704.1800
			Sales Multiple*	9.2x
			Gross Profit Multiple*	11.7x
			Discount for Lack of Marketability	10.0%
	$6,882	Market Approach	Primary Transaction Price*	$16.0700
			Sales Multiple*	14.3x
			Gross Profit Multiple*	18.4x
			Discount for Lack of Marketability	10.0%
	$8,423	Market Approach	Sales Multiple*	5.6x
			Gross Profit Multiple*	6.6x
			Billings Multiple*	5.4x
			Discount for Lack of Marketability	10.0%
	$665,786	Market Approach	EBITDA Multiple*	12.05x
			Discount for Lack of Marketability	10.0%
	$104	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$82,286	Market Approach	Transaction Price*	$11.4861
	$397,080	Market Approach	Pending Secondary Transaction Price*	$60.0000
	$1,104	Market Approach	Primary Transaction Price*	$1,704.1800
			Sales Multiple*	9.2x
			Gross Profit Multiple*	11.7x
			Discount for Lack of Marketability	10.0%
	$70,544	Market Approach	Primary Transaction Price*	$64.4231
			Sales Multiple*	2.7x
			Gross Merchandise Volume Multiple*	0.5x
			Discount for Lack of Marketability	10.0%
	$31,266	Market Approach	Primary Transaction Price*	$16.0700
			Sales Multiple*	14.3x
			Gross Profit Multiple*	18.4x
			Discount for Lack of Marketability	10.0%
	$143,850	Market Approach	Sales Multiple*	5.6x
			Gross Profit Multiple*	6.6x
			Billings Multiple*	5.4x
			Discount for Lack of Marketability	10.0%
	$15,498	Market Approach	Sales Multiple*	5.8x
			Discount for Lack of Marketability	10.0%
	$0	Income	Estimated Future Cash Distribution*	$0.00
Warrants	$0	Income	Estimated Future Cash Distribution*	$0.00
(1) The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from nonpublic financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement,while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	3,991	$ 132,940
Omnicom Group, Inc.	2,093	170,726
		303,666
Aerospace/Defense — 1.4%
Curtiss-Wright Corp.	394	65,794
HEICO Corp.	29	4,456
HEICO Corp., Class A	51	6,112
Hexcel Corp.	862	50,729
Howmet Aerospace, Inc.	18,628	734,130
L3Harris Technologies, Inc.	2,282	475,135
Mercury Systems, Inc.†	506	22,638
Rolls-Royce Holdings PLC†	590,941	665,838
Spirit AeroSystems Holdings, Inc., Class A	22,319	660,642
TransDigm Group, Inc.	324	204,007
		2,889,481
Agriculture — 0.4%
Bunge, Ltd.	7,468	745,082
Darling Ingredients, Inc.†	1,532	95,888
		840,970
Airlines — 0.8%
Alaska Air Group, Inc.†	6,928	297,488
American Airlines Group, Inc.†	6,643	84,499
Copa Holdings SA, Class A†	295	24,535
Delta Air Lines, Inc.†	9,865	324,164
JetBlue Airways Corp.†	3,299	21,378
Southwest Airlines Co.†	20,903	703,804
United Airlines Holdings, Inc.†	3,355	126,483
		1,582,351
Apparel — 1.5%
adidas AG	2,027	276,563
Capri Holdings, Ltd.†	1,291	74,000
Carter's, Inc.	384	28,650
Columbia Sportswear Co.	370	32,405
Deckers Outdoor Corp.†	32	12,773
Hanesbrands, Inc.	3,584	22,794
PVH Corp.	5,735	404,834
Ralph Lauren Corp.	11,153	1,178,537
Skechers USA, Inc., Class A†	12,949	543,211
Tapestry, Inc.	2,154	82,024
Under Armour, Inc., Class A†	1,938	19,690
Under Armour, Inc., Class C†	2,029	18,099
Urban Outfitters, Inc.†	9,458	225,573
VF Corp.	3,596	99,286
		3,018,439
Auto Manufacturers — 1.4%
Cummins, Inc.	1,450	351,321
General Motors Co.	19,688	662,304
Lucid Group, Inc.†	334	2,281
PACCAR, Inc.	17,204	1,702,680
Rivian Automotive, Inc., Class A†	5,345	98,508
		2,817,094
Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	198	8,237
Aptiv PLC†	5,334	496,755
BorgWarner, Inc.	2,400	96,600
Gentex Corp.	2,416	65,884
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Lear Corp.	3,428	$ 425,141
QuantumScape Corp.†	2,651	15,031
		1,107,648
Banks — 6.2%
Bank of Hawaii Corp.	407	31,567
Bank of New York Mellon Corp.	7,557	343,995
Bank OZK	1,150	46,069
BOK Financial Corp.	298	30,929
Citizens Financial Group, Inc.	5,023	197,756
Comerica, Inc.	7,078	473,164
Commerce Bancshares, Inc.	1,169	79,574
Cullen/Frost Bankers, Inc.	600	80,220
East West Bancorp, Inc.	6,433	423,935
Fifth Third Bancorp	47,987	1,574,454
First Citizens BancShares, Inc., Class A	85	64,461
First Hawaiian, Inc.	1,314	34,217
First Horizon Corp.	5,443	133,354
First Republic Bank	1,870	227,934
FNB Corp.	3,589	46,837
Huntington Bancshares, Inc.	14,763	208,158
KeyCorp	9,558	166,500
M&T Bank Corp.	5,053	732,988
Northern Trust Corp.	6,864	607,395
PacWest Bancorp	1,195	27,425
Pinnacle Financial Partners, Inc.	771	56,591
Popular, Inc.	11,286	748,488
Prosperity Bancshares, Inc.	6,227	452,578
Regions Financial Corp.	9,615	207,299
Signature Bank	8,349	961,972
State Street Corp.	22,284	1,728,570
SVB Financial Group†	2,052	472,247
Synovus Financial Corp.	1,481	55,612
Umpqua Holdings Corp.	28,259	504,423
Webster Financial Corp.	19,798	937,237
Westamerica BanCorp	2,388	140,916
Western Alliance Bancorp	422	25,134
Wintrust Financial Corp.	616	52,064
Zions Bancorp NA	11,862	583,136
		12,457,199
Beverages — 1.2%
Boston Beer Co., Inc., Class A†	5	1,648
Brown-Forman Corp., Class A	193	12,692
Brown-Forman Corp., Class B	778	51,099
Carlsberg A/S, Class B	5,061	672,585
Coca-Cola Europacific Partners PLC	7,801	431,551
Constellation Brands, Inc., Class A	2,471	572,654
Molson Coors Beverage Co., Class B	1,800	92,736
Monster Beverage Corp.†	5,353	543,490
		2,378,455
Biotechnology — 1.3%
Biogen, Inc.†	1,475	408,457
BioMarin Pharmaceutical, Inc.†	1,898	196,424
Bio-Rad Laboratories, Inc., Class A†	220	92,508
Certara, Inc.†	423	6,798
Corteva, Inc.	24,818	1,458,802
Exelixis, Inc.†	435	6,977
Horizon Therapeutics PLC†	159	18,094
Incyte Corp.†	253	20,321
Ionis Pharmaceuticals, Inc.†	118	4,457
Maravai LifeSciences Holdings, Inc., Class A†	7,574	108,384

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Mirati Therapeutics, Inc.†	459	$ 20,797
Royalty Pharma PLC, Class A	3,826	151,204
Ultragenyx Pharmaceutical, Inc.†	152	7,042
United Therapeutics Corp.†	459	127,643
		2,627,908
Building Materials — 2.8%
Armstrong World Industries, Inc.	197	13,512
AZEK Co., Inc.†	1,144	23,246
Builders FirstSource, Inc.†	5,537	359,241
Carrier Global Corp.	8,599	354,709
Eagle Materials, Inc.	64	8,502
Fortune Brands Home & Security, Inc.	8,054	459,964
Hayward Holdings, Inc.†	693	6,514
Johnson Controls International PLC	14,061	899,904
Lennox International, Inc.	329	78,707
Louisiana-Pacific Corp.	660	39,072
Martin Marietta Materials, Inc.	583	197,037
Masco Corp.	11,349	529,658
Masterbrand, Inc.†	1,070	8,078
MDU Resources Group, Inc.	2,077	63,016
Mohawk Industries, Inc.†	5,900	603,098
Owens Corning	959	81,803
Summit Materials, Inc., Class A†	29,736	844,192
Vulcan Materials Co.	5,740	1,005,131
		5,575,384
Chemicals — 2.6%
Albemarle Corp.	584	126,646
Ashland, Inc.	4,886	525,392
Axalta Coating Systems, Ltd.†	20,631	525,472
Celanese Corp.	4,742	484,822
Chemours Co.	612	18,739
DuPont de Nemours, Inc.	14,235	976,948
Eastman Chemical Co.	8,688	707,551
Element Solutions, Inc.	2,319	42,183
FMC Corp.	853	106,454
Huntsman Corp.	1,875	51,525
International Flavors & Fragrances, Inc.	7,144	748,977
LyondellBasell Industries NV, Class A	2,644	219,531
Mosaic Co.	3,068	134,593
NewMarket Corp.	60	18,667
Olin Corp.	1,298	68,716
PPG Industries, Inc.	3,034	381,495
RPM International, Inc.	1,246	121,423
Westlake Corp.	339	34,761
		5,293,895
Commercial Services — 2.6%
ADT, Inc.	2,149	19,491
Affirm Holdings, Inc.†	2,237	21,632
Ashtead Group PLC	7,650	436,528
Avis Budget Group, Inc.†	263	43,114
Bright Horizons Family Solutions, Inc.†	8,692	548,465
Cintas Corp.	60	27,097
Clarivate PLC†	4,855	40,491
CoStar Group, Inc.†	3,556	274,808
Driven Brands Holdings, Inc.†	603	16,468
Dun & Bradstreet Holdings, Inc.	23,165	284,003
Element Fleet Management Corp.	6,770	92,250
Equifax, Inc.	2,221	431,673
Euronet Worldwide, Inc.†	120	11,326
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
FTI Consulting, Inc.†	201	$ 31,919
Global Payments, Inc.	12,371	1,228,688
Grand Canyon Education, Inc.†	315	33,283
GXO Logistics, Inc.†	968	41,324
H&R Block, Inc.	278	10,150
Hertz Global Holdings, Inc.†	1,942	29,887
ManpowerGroup, Inc.	517	43,019
Mister Car Wash, Inc.†	225	2,077
Morningstar, Inc.	24	5,198
Quanta Services, Inc.	3,501	498,892
Robert Half International, Inc.	128	9,450
Rollins, Inc.	176	6,431
SEACOR Marine Holdings, Inc.†	16,180	148,209
Service Corp. International	1,538	106,337
Strategic Education, Inc.	6,397	501,013
TransUnion	529	30,021
U-Haul Holding Co.	926	51,396
United Rentals, Inc.†	389	138,258
WEX, Inc.†	124	20,293
WillScot Mobile Mini Holdings Corp.†	979	44,221
		5,227,412
Computers — 2.5%
Amdocs, Ltd.	7,859	714,383
CACI International, Inc., Class A†	238	71,540
Check Point Software Technologies, Ltd.†	2,015	254,212
Dell Technologies, Inc., Class C	2,201	88,524
DXC Technology Co.†	2,366	62,699
Genpact, Ltd.	876	40,576
Hewlett Packard Enterprise Co.	13,223	211,039
HP, Inc.	5,602	150,526
KBR, Inc.	17,415	919,512
Kyndryl Holdings, Inc.†	2,102	23,374
Leidos Holdings, Inc.	7,935	834,683
Lumentum Holdings, Inc.†	700	36,519
NCR Corp.†	1,239	29,005
Science Applications International Corp.	565	62,676
Seagate Technology Holdings PLC	4,412	232,115
Western Digital Corp.†	42,490	1,340,560
		5,071,943
Cosmetics/Personal Care — 0.0%
Coty, Inc., Class A†	3,614	30,936
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	482	9,308
IAA, Inc.†	235	9,400
LKQ Corp.	18,656	996,417
SiteOne Landscape Supply, Inc.†	179	21,000
Univar Solutions, Inc.†	1,654	52,597
Watsco, Inc.	160	39,904
WESCO International, Inc.†	216	27,043
		1,155,669
Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.	384	60,837
Air Lease Corp.	1,068	41,033
Ally Financial, Inc.	3,069	75,037
Ameriprise Financial, Inc.	396	123,303
Apollo Global Management, Inc.	9,915	632,478
Cboe Global Markets, Inc.	4,652	583,686
Coinbase Global, Inc., Class A†	1,642	58,110
Credit Acceptance Corp.†	62	29,413

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Discover Financial Services	5,709	$ 558,512
Evercore, Inc., Class A	3,494	381,126
Franklin Resources, Inc.	2,935	77,425
Interactive Brokers Group, Inc., Class A	955	69,094
Invesco, Ltd.	18,703	336,467
Janus Henderson Group PLC	1,399	32,905
Jefferies Financial Group, Inc.	2,060	70,617
Lazard, Ltd., Class A	851	29,504
Nasdaq, Inc.	3,537	216,995
OneMain Holdings, Inc.	13,793	459,445
Raymond James Financial, Inc.	8,811	941,455
Rocket Cos., Inc., Class A	515	3,605
SEI Investments Co.	1,058	61,681
SLM Corp.	36,249	601,733
SoFi Technologies, Inc.†	8,286	38,198
Stifel Financial Corp.	1,063	62,047
Synchrony Financial	4,618	151,748
T. Rowe Price Group, Inc.	2,263	246,803
TPG, Inc.	8,842	246,073
Tradeweb Markets, Inc., Class A	408	26,491
Upstart Holdings, Inc.†	587	7,760
UWM Holdings Corp.	88	291
Virtu Financial, Inc., Class A	970	19,798
Western Union Co.	2,628	36,188
		6,279,858
Electric — 6.8%
AES Corp.	32,027	921,097
Alliant Energy Corp.	2,578	142,331
Ameren Corp.	2,648	235,460
Avangrid, Inc.	729	31,332
Brookfield Renewable Corp., Class A	1,313	36,160
CenterPoint Energy, Inc.	34,726	1,041,433
CMS Energy Corp.	11,947	756,603
Consolidated Edison, Inc.	3,651	347,977
Constellation Energy Corp.	3,360	289,666
DTE Energy Co.	1,985	233,297
Edison International	9,651	613,997
Entergy Corp.	2,088	234,900
Evergy, Inc.	2,287	143,921
Eversource Energy	9,395	787,677
FirstEnergy Corp.	40,729	1,708,174
Hawaiian Electric Industries, Inc.	1,119	46,830
IDACORP, Inc.	518	55,866
NRG Energy, Inc.	2,356	74,968
OGE Energy Corp.	2,054	81,236
PG&E Corp.†	173,543	2,821,809
Pinnacle West Capital Corp.	7,982	606,951
PPL Corp.	7,582	221,546
Public Service Enterprise Group, Inc.	15,294	937,063
Sempra Energy	3,613	558,353
Vistra Corp.	1,709	39,649
WEC Energy Group, Inc.	3,247	304,439
Xcel Energy, Inc.	5,611	393,387
		13,666,122
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	330	54,651
AMETEK, Inc.	2,370	331,137
Littelfuse, Inc.	249	54,830
		440,618
Security Description	Shares or Principal Amount	Value

Electronics — 1.6%
Agilent Technologies, Inc.	3,206	$ 479,778
Allegion PLC	187	19,684
Amphenol Corp., Class A	1,482	112,839
Arrow Electronics, Inc.†	599	62,637
Avnet, Inc.	935	38,877
Coherent Corp.†	1,027	36,048
Flex, Ltd.†	20,829	446,990
Fortive Corp.	3,643	234,063
Garmin, Ltd.	1,586	146,372
Hubbell, Inc.	551	129,309
Jabil, Inc.	249	16,982
Keysight Technologies, Inc.†	136	23,265
National Instruments Corp.	7,247	267,414
nVent Electric PLC	1,699	65,361
Sensata Technologies Holding PLC	11,211	452,700
TD SYNNEX Corp.	438	41,483
TE Connectivity, Ltd.	3,707	425,564
Trimble, Inc.†	2,532	128,018
Vontier Corp.	612	11,830
Woodward, Inc.	605	58,449
		3,197,663
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,093	163,721
Plug Power, Inc.†	2,687	33,238
Sunrun, Inc.†	2,142	51,451
		248,410
Engineering & Construction — 0.2%
AECOM	1,272	108,031
Jacobs Solutions, Inc.	1,315	157,892
MasTec, Inc.†	627	53,502
TopBuild Corp.†	51	7,981
		327,406
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A†	5,315	21,632
Caesars Entertainment, Inc.†	663	27,581
International Game Technology PLC	21,410	485,579
Live Nation Entertainment, Inc.†	802	55,931
Madison Square Garden Entertainment Corp.†	6,407	288,123
Madison Square Garden Sports Corp.	1,713	314,044
Marriott Vacations Worldwide Corp.	385	51,817
Penn Entertainment, Inc.†	1,589	47,193
Six Flags Entertainment Corp.†	382	8,882
Vail Resorts, Inc.	22	5,244
		1,306,026
Environmental Control — 0.6%
Clean Harbors, Inc.†	524	59,799
GFL Environmental, Inc.	11,159	326,178
Pentair PLC	1,692	76,106
Republic Services, Inc.	4,785	617,217
Stericycle, Inc.†	943	47,046
Tetra Tech, Inc.	319	46,316
		1,172,662
Food — 3.4%
Albertsons Cos., Inc., Class A	20,254	420,068
Campbell Soup Co.	5,519	313,203
Conagra Brands, Inc.	4,842	187,385
Flowers Foods, Inc.	50,135	1,440,880

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Grocery Outlet Holding Corp.†	840	$ 24,520
Hershey Co.	200	46,314
Hormel Foods Corp.	2,949	134,327
Ingredion, Inc.	6,997	685,216
J.M. Smucker Co.	4,188	663,630
Kellogg Co.	7,036	501,245
Kroger Co.	6,746	300,737
McCormick & Co., Inc.	2,579	213,773
Performance Food Group Co.†	7,111	415,211
Pilgrim's Pride Corp.†	229	5,434
Post Holdings, Inc.†	563	50,816
Seaboard Corp.	3	11,326
Sysco Corp.	13,945	1,066,095
Tyson Foods, Inc., Class A	2,931	182,455
US Foods Holding Corp.†	2,076	70,626
		6,733,261
Food Service — 0.6%
Aramark	16,023	662,391
Compass Group PLC	25,711	596,022
		1,258,413
Forest Products & Paper — 0.1%
International Paper Co.	3,653	126,503
Gas — 0.3%
Atmos Energy Corp.	3,815	427,547
National Fuel Gas Co.	828	52,413
NiSource, Inc.	4,177	114,533
UGI Corp.	2,153	79,812
		674,305
Hand/Machine Tools — 1.2%
MSA Safety, Inc.	233	33,596
Regal Rexnord Corp.	5,349	641,773
Snap-on, Inc.	541	123,613
Stanley Black & Decker, Inc.	20,265	1,522,307
		2,321,289
Healthcare-Products — 3.2%
10X Genomics, Inc., Class A†	98	3,571
Align Technology, Inc.†	202	42,602
Avantor, Inc.†	445	9,385
Azenta, Inc.	762	44,364
Cooper Cos., Inc.	500	165,335
DENTSPLY SIRONA, Inc.	33,349	1,061,832
Envista Holdings Corp.†	1,674	56,364
Exact Sciences Corp.†	1,473	72,928
Globus Medical, Inc., Class A†	733	54,440
Hologic, Inc.†	6,946	519,630
ICU Medical, Inc.†	169	26,614
Integra LifeSciences Holdings Corp.†	745	41,772
Koninklijke Philips NV	40,358	604,990
Masimo Corp.†	115	17,014
Natera, Inc.†	71	2,852
Patterson Cos., Inc.	14,078	394,606
PerkinElmer, Inc.	4,863	681,890
QIAGEN NV†	2,333	116,347
QuidelOrtho Corp.†	501	42,921
Repligen Corp.†	164	27,767
STERIS PLC	1,027	189,677
Tandem Diabetes Care, Inc.†	43	1,933
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Teleflex, Inc.	1,332	$ 332,507
Zimmer Biomet Holdings, Inc.	15,357	1,958,017
		6,469,358
Healthcare-Services — 3.0%
Acadia Healthcare Co., Inc.†	916	75,405
agilon health, Inc.†	128	2,066
Amedisys, Inc.†	329	27,485
Catalent, Inc.†	1,253	56,397
Centene Corp.†	8,273	678,469
Charles River Laboratories International, Inc.†	3,261	710,572
Chemed Corp.	97	49,512
Encompass Health Corp.	1,007	60,229
Enhabit, Inc.†	504	6,633
Fresenius SE & Co. KGaA	12,990	365,010
Ginkgo Bioworks Holdings, Inc.†	7,275	12,295
ICON PLC†	2,056	399,378
Laboratory Corp. of America Holdings	2,910	685,247
Molina Healthcare, Inc.†	132	43,589
Oak Street Health, Inc.†	1,198	25,769
Quest Diagnostics, Inc.	1,168	182,722
Select Medical Holdings Corp.	66,477	1,650,624
Signify Health, Inc., Class A†	787	22,555
Syneos Health, Inc.†	4,370	160,292
Teladoc Health, Inc.†	1,493	35,309
Tenet Healthcare Corp.†	1,093	53,327
Universal Health Services, Inc., Class B	4,640	653,729
		5,956,614
Home Builders — 0.6%
D.R. Horton, Inc.	1,545	137,721
Lennar Corp., Class A	2,580	233,490
Lennar Corp., Class B	152	11,367
NVR, Inc.†	8	36,901
PulteGroup, Inc.	1,420	64,653
Thor Industries, Inc.	531	40,085
Toll Brothers, Inc.	13,419	669,876
		1,194,093
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	628	44,299
Leggett & Platt, Inc.	1,368	44,091
Tempur Sealy International, Inc.	1,728	59,322
Whirlpool Corp.	549	77,662
		225,374
Household Products/Wares — 0.6%
Avery Dennison Corp.	2,411	436,391
Church & Dwight Co., Inc.	1,366	110,113
Clorox Co.	217	30,452
Henkel AG & Co. KGaA (Preference Shares)	4,069	283,205
Kimberly-Clark Corp.	2,849	386,752
Reynolds Consumer Products, Inc.	558	16,729
Spectrum Brands Holdings, Inc.	410	24,977
		1,288,619
Housewares — 0.4%
Newell Brands, Inc.	28,257	369,601
Scotts Miracle-Gro Co.	10,737	521,711
		891,312

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance — 7.3%
Aflac, Inc.	6,344	$ 456,387
Allstate Corp.	2,719	368,696
American Financial Group, Inc.	692	94,998
Arch Capital Group, Ltd.†	2,459	154,376
Arthur J. Gallagher & Co.	5,939	1,119,739
Assurant, Inc.	5,193	649,437
Assured Guaranty, Ltd.	592	36,858
Axis Capital Holdings, Ltd.	800	43,336
Brighthouse Financial, Inc.†	706	36,197
Brown & Brown, Inc.	13,452	766,360
Cincinnati Financial Corp.	4,505	461,267
CNA Financial Corp.	16,074	679,609
Corebridge Financial, Inc.	825	16,549
Equitable Holdings, Inc.	26,872	771,226
Erie Indemnity Co., Class A	67	16,664
Everest Re Group, Ltd.	2,447	810,618
F&G Annuities & Life, Inc.†	184	3,682
Fidelity National Financial, Inc.	2,672	100,521
First American Financial Corp.	1,038	54,329
Globe Life, Inc.	920	110,906
Hanover Insurance Group, Inc.	2,352	317,826
Hartford Financial Services Group, Inc.	20,863	1,582,041
Jackson Financial, Inc., Class A	13,365	464,968
Kemper Corp.	15,634	769,193
Lincoln National Corp.	1,384	42,516
Loews Corp.	13,726	800,638
Markel Corp.†	106	139,654
MGIC Investment Corp.	3,037	39,481
Old Republic International Corp.	2,871	69,335
Primerica, Inc.	377	53,466
Principal Financial Group, Inc.	2,491	209,045
Prudential Financial, Inc.	3,789	376,854
Reinsurance Group of America, Inc.	687	97,616
RenaissanceRe Holdings, Ltd.	6,594	1,214,813
Unum Group	2,038	83,619
Voya Financial, Inc.	9,125	561,096
W.R. Berkley Corp.	2,118	153,703
White Mountains Insurance Group, Ltd.	26	36,773
Willis Towers Watson PLC	3,844	940,165
		14,704,557
Internet — 0.7%
DoorDash, Inc., Class A†	296	14,451
eBay, Inc.	4,860	201,544
F5, Inc.†	612	87,828
Gen Digital, Inc.	3,694	79,162
GoDaddy, Inc., Class A†	1,387	103,775
IAC, Inc.†	790	35,076
Lyft, Inc., Class A†	653	7,196
Match Group, Inc.†	181	7,510
Okta, Inc.†	1,344	91,836
Open Lending Corp., Class A†	36,043	243,290
Opendoor Technologies, Inc.†	3,485	4,043
Pinterest, Inc., Class A†	4,726	114,747
Robinhood Markets, Inc., Class A†	5,780	47,049
Roku, Inc.†	898	36,549
TripAdvisor, Inc.†	965	17,351
VeriSign, Inc.†	852	175,035
Wayfair, Inc., Class A†	296	9,735
Wix.com, Ltd.†	126	9,681
Security Description	Shares or Principal Amount	Value

Internet (continued)
Zillow Group, Inc., Class A†	544	$ 16,978
Zillow Group, Inc., Class C†	1,524	49,088
		1,351,924
Investment Companies — 0.2%
Main Street Capital Corp.	11,216	414,431
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.†	5,256	84,674
Nucor Corp.	2,638	347,715
Reliance Steel & Aluminum Co.	601	121,667
Steel Dynamics, Inc.	1,712	167,262
United States Steel Corp.	2,387	59,794
		781,112
Leisure Time — 0.5%
Brunswick Corp.	7,599	547,736
Carnival Corp.†	10,034	80,874
Harley-Davidson, Inc.	1,384	57,574
Norwegian Cruise Line Holdings, Ltd.†	3,983	48,752
Peloton Interactive, Inc., Class A†	3,170	25,170
Planet Fitness, Inc., Class A†	226	17,809
Polaris, Inc.	147	14,847
Royal Caribbean Cruises, Ltd.†	2,266	112,008
		904,770
Lodging — 0.4%
Boyd Gaming Corp.	785	42,806
Hilton Worldwide Holdings, Inc.	759	95,907
Hyatt Hotels Corp., Class A†	3,923	354,835
Las Vegas Sands Corp.†	2,133	102,533
MGM Resorts International	3,299	110,616
Travel & Leisure Co.	230	8,372
Wyndham Hotels & Resorts, Inc.	273	19,468
Wynn Resorts, Ltd.†	937	77,274
		811,811
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	573	33,280
Oshkosh Corp.	675	59,528
Vertiv Holdings Co.	2,629	35,912
		128,720
Machinery-Diversified — 2.0%
AGCO Corp.	554	76,834
Cognex Corp.	123	5,795
Crane Holdings Co.	484	48,618
Dover Corp.	1,441	195,126
Enovis Corp.†	521	27,884
Esab Corp.	521	24,445
Flowserve Corp.	1,339	41,080
Gates Industrial Corp. PLC†	1,110	12,665
Graco, Inc.	542	36,455
IDEX Corp.	642	146,588
Ingersoll Rand, Inc.	12,918	674,965
Middleby Corp.†	5,192	695,209
Nordson Corp.	451	107,212
Otis Worldwide Corp.	3,766	294,915
Rockwell Automation, Inc.	2,394	616,623
Westinghouse Air Brake Technologies Corp.	8,855	883,818
Xylem, Inc.	1,585	175,253
		4,063,485

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 2.0%
Altice USA, Inc., Class A†	2,152	$ 9,899
Cable One, Inc.	23	16,373
DISH Network Corp., Class A†	18,338	257,466
Fox Corp., Class A	3,057	92,841
Fox Corp., Class B	1,465	41,679
Liberty Broadband Corp., Class A†	96	7,282
Liberty Broadband Corp., Class C†	4,989	380,511
Liberty Media Corp.-Liberty Formula One, Series A†	192	10,259
Liberty Media Corp.-Liberty Formula One, Series C†	1,833	109,577
Liberty Media Corp.-Liberty SiriusXM, Series A†	557	21,896
Liberty Media Corp.-Liberty SiriusXM, Series C†	1,149	44,960
New York Times Co., Class A	1,670	54,208
News Corp., Class A	91,291	1,661,496
News Corp., Class B	1,217	22,441
Nexstar Media Group, Inc.	339	59,335
Paramount Global, Class A	94	1,843
Paramount Global, Class B	34,059	574,916
Scholastic Corp.	13,116	517,557
Sirius XM Holdings, Inc.	7,218	42,153
Warner Bros. Discovery, Inc.†	6,456	61,203
		3,987,895
Metal Fabricate/Hardware — 0.1%
Timken Co.	629	44,451
Valmont Industries, Inc.	186	61,505
		105,956
Mining — 1.4%
Alcoa Corp.	1,818	82,664
AngloGold Ashanti, Ltd. ADR	16,657	323,479
Cameco Corp.	31,240	708,211
Franco-Nevada Corp.	4,573	623,367
Freeport-McMoRan, Inc.	7,708	292,904
Fresnillo PLC	58,566	638,505
Royal Gold, Inc.	630	71,013
SSR Mining, Inc.	2,119	33,205
		2,773,348
Miscellaneous Manufacturing — 2.4%
A.O. Smith Corp.	977	55,923
Alstom SA	18,007	439,869
Axon Enterprise, Inc.†	157	26,051
Carlisle Cos., Inc.	83	19,559
Donaldson Co., Inc.	1,055	62,108
Eaton Corp. PLC	5,167	810,961
ITT, Inc.	5,706	462,756
Parker-Hannifin Corp.	1,018	296,238
Teledyne Technologies, Inc.†	476	190,357
Textron, Inc.	20,816	1,473,773
Trane Technologies PLC	5,175	869,866
		4,707,461
Office/Business Equipment — 0.3%
Zebra Technologies Corp., Class A†	2,045	524,358
Oil & Gas — 3.1%
Antero Resources Corp.†	1,018	31,548
APA Corp.	3,295	153,811
Canadian Natural Resources, Ltd.	5,941	329,904
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Chesapeake Energy Corp.	4,930	$ 465,244
Coterra Energy, Inc.	6,757	166,019
Devon Energy Corp.	13,445	827,002
Diamondback Energy, Inc.	4,943	676,104
EQT Corp.	3,791	128,250
Hess Corp.	6,590	934,594
HF Sinclair Corp.	1,387	71,971
Imperial Oil, Ltd.	7,303	355,948
Marathon Oil Corp.	6,512	176,280
Ovintiv, Inc.	737	37,373
PDC Energy, Inc.	419	26,598
Phillips 66	4,864	506,245
Pioneer Natural Resources Co.	3,129	714,632
Range Resources Corp.	823	20,591
Southwestern Energy Co.†	10,513	61,501
Valero Energy Corp.	3,986	505,664
		6,189,279
Oil & Gas Services — 2.4%
Baker Hughes Co.	9,689	286,116
Expro Group Holdings NV†	39,118	709,209
Halliburton Co.	16,088	633,063
NOV, Inc.	28,463	594,592
TechnipFMC PLC†	137,097	1,671,213
Tidewater, Inc.†	27,012	995,392
		4,889,585
Packaging & Containers — 1.8%
Amcor PLC	15,429	183,759
AptarGroup, Inc.	673	74,017
Ardagh Group SA†	205	2,465
Ardagh Metal Packaging SA	1,032	4,964
Ball Corp.	10,210	522,139
Berry Global Group, Inc.	9,266	559,944
Crown Holdings, Inc.	4,741	389,758
Graphic Packaging Holding Co.	27,593	613,944
Packaging Corp. of America	939	120,107
Silgan Holdings, Inc.	865	44,842
Sonoco Products Co.	1,001	60,771
WestRock Co.	29,805	1,047,944
		3,624,654
Pharmaceuticals — 1.5%
AmerisourceBergen Corp.	4,207	697,142
Cardinal Health, Inc.	10,238	786,995
Elanco Animal Health, Inc.†	28,371	346,694
Henry Schein, Inc.†	1,391	111,099
Jazz Pharmaceuticals PLC†	633	100,843
Organon & Co.	13,321	372,056
Perrigo Co. PLC	1,381	47,078
Premier, Inc., Class A	1,211	42,361
Viatris, Inc.	44,215	492,113
		2,996,381
Pipelines — 1.3%
Antero Midstream Corp.	3,458	37,312
Cheniere Energy, Inc.	1,088	163,156
DT Midstream, Inc.	997	55,094
Equitrans Midstream Corp.	101,842	682,341
ONEOK, Inc.	4,056	266,479
Plains GP Holdings LP, Class A	30,741	382,418

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
Targa Resources Corp.	6,989	$ 513,692
Williams Cos., Inc.	12,532	412,303
		2,512,795
Private Equity — 0.2%
Carlyle Group, Inc.	2,129	63,530
KKR & Co., Inc.	5,884	273,135
		336,665
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,660	127,754
Howard Hughes Corp.†	377	28,810
Jones Lang LaSalle, Inc.†	2,609	415,796
WeWork, Inc., Class A†	2,197	3,142
		575,502
REITS — 7.5%
AGNC Investment Corp.	5,868	60,734
Alexandria Real Estate Equities, Inc.	1,666	242,686
American Homes 4 Rent, Class A	3,166	95,423
Americold Realty Trust, Inc.	2,764	78,249
Annaly Capital Management, Inc.	4,807	101,332
Apartment Income REIT Corp.	1,415	48,549
Apartment Investment & Management Co., Class A	51,313	365,349
AvalonBay Communities, Inc.	1,437	232,104
Boston Properties, Inc.	1,612	108,939
Brixmor Property Group, Inc.	23,890	541,586
Camden Property Trust	977	109,307
Cousins Properties, Inc.	1,553	39,275
CubeSmart	2,299	92,535
Digital Realty Trust, Inc.	2,414	242,052
Douglas Emmett, Inc.	1,738	27,252
EastGroup Properties, Inc.	423	62,629
EPR Properties	761	28,705
Equity Commonwealth	6,864	171,394
Equity LifeStyle Properties, Inc.	707	45,672
Equity Residential	9,838	580,442
Essex Property Trust, Inc.	2,100	445,032
Extra Space Storage, Inc.	1,201	176,763
Federal Realty Investment Trust	826	83,459
First Industrial Realty Trust, Inc.	1,355	65,392
Gaming & Leisure Properties, Inc.	2,511	130,798
Healthcare Realty Trust, Inc.	3,900	75,153
Healthpeak Properties, Inc.	5,547	139,063
Highwoods Properties, Inc.	1,068	29,883
Host Hotels & Resorts, Inc.	30,851	495,158
Hudson Pacific Properties, Inc.	1,415	13,768
Invitation Homes, Inc.	6,278	186,080
Iron Mountain, Inc.	745	37,138
JBG SMITH Properties	1,099	20,859
Kilroy Realty Corp.	1,195	46,211
Kimco Realty Corp.	6,212	131,570
Lamar Advertising Co., Class A	107	10,101
Life Storage, Inc.	6,463	636,605
Medical Properties Trust, Inc.	6,108	68,043
Mid-America Apartment Communities, Inc.	3,019	473,953
National Retail Properties, Inc.	1,833	83,878
National Storage Affiliates Trust	873	31,533
Omega Healthcare Investors, Inc.	5,816	162,557
Park Hotels & Resorts, Inc.	2,292	27,023
Rayonier, Inc.	20,835	686,722
Security Description	Shares or Principal Amount	Value

REITS (continued)
Realty Income Corp.	6,457	$ 409,567
Regency Centers Corp.	11,331	708,187
Rexford Industrial Realty, Inc.	11,670	637,649
Rithm Capital Corp.	4,452	36,373
SBA Communications Corp.	1,587	444,852
Simon Property Group, Inc.	3,259	382,867
SL Green Realty Corp.	658	22,188
Spirit Realty Capital, Inc.	9,019	360,129
STAG Industrial, Inc.	8,423	272,147
Starwood Property Trust, Inc.	3,004	55,063
STORE Capital Corp.	2,613	83,773
Sun Communities, Inc.	4,756	680,108
UDR, Inc.	3,330	128,971
Ventas, Inc.	4,107	185,020
VICI Properties, Inc.	31,892	1,033,301
Vornado Realty Trust	13,617	283,370
Welltower, Inc.	4,867	319,032
Weyerhaeuser Co.	28,256	875,936
WP Carey, Inc.	8,086	631,921
		15,081,410
Retail — 2.8%
Advance Auto Parts, Inc.	569	83,660
AutoNation, Inc.†	347	37,233
AutoZone, Inc.†	18	44,391
Bath & Body Works, Inc.	13,170	554,984
Best Buy Co., Inc.	8,248	661,572
BJ's Wholesale Club Holdings, Inc.†	509	33,675
Burlington Stores, Inc.†	3,646	739,263
CarMax, Inc.†	1,436	87,438
Casey's General Stores, Inc.	381	85,477
Darden Restaurants, Inc.	340	47,032
Dick's Sporting Goods, Inc.	547	65,799
Dollar Tree, Inc.†	4,967	702,533
Domino's Pizza, Inc.	98	33,947
Freshpet, Inc.†	206	10,871
GameStop Corp., Class A†	2,761	50,968
Gap, Inc.	2,001	22,571
Genuine Parts Co.	1,313	227,819
Kohl's Corp.	1,194	30,149
Leslie's, Inc.†	179	2,186
Lithia Motors, Inc.	279	57,122
Macy's, Inc.	2,772	57,242
MSC Industrial Direct Co., Inc., Class A	475	38,808
Nordstrom, Inc.	167	2,695
Ollie's Bargain Outlet Holdings, Inc.†	609	28,526
O'Reilly Automotive, Inc.†	378	319,043
Penske Automotive Group, Inc.	265	30,456
Petco Health & Wellness Co., Inc.†	828	7,849
RH†	122	32,597
Ross Stores, Inc.	5,805	673,786
Victoria's Secret & Co.†	238	8,516
Wendy's Co.	24,847	562,288
Williams-Sonoma, Inc.	142	16,319
Yum! Brands, Inc.	2,568	328,909
		5,685,724
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	6,884	59,203
TFS Financial Corp.	515	7,421
		66,624

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 1.5%
Cirrus Logic, Inc.†	564	$ 42,007
GlobalFoundries, Inc.†	494	26,622
IPG Photonics Corp.†	335	31,714
Marvell Technology, Inc.	28,265	1,046,936
Microchip Technology, Inc.	800	56,200
MKS Instruments, Inc.	4,614	390,944
NXP Semiconductors NV	3,404	537,934
ON Semiconductor Corp.†	9,439	588,710
Qorvo, Inc.†	1,040	94,266
Skyworks Solutions, Inc.	1,654	150,729
Teradyne, Inc.	150	13,102
Wolfspeed, Inc.†	1,266	87,405
		3,066,569
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	316	72,895
Software — 1.2%
Akamai Technologies, Inc.†	1,593	134,290
ANSYS, Inc.†	423	102,193
Bill.com Holdings, Inc.†	1,017	110,812
Black Knight, Inc.†	5,952	367,536
Broadridge Financial Solutions, Inc.	110	14,754
CCC Intelligent Solutions Holdings, Inc.†	1,076	9,361
Ceridian HCM Holding, Inc.†	1,140	73,131
Concentrix Corp.	437	58,191
Coupa Software, Inc.†	344	27,234
Definitive Healthcare Corp.†	172	1,890
DoubleVerify Holdings, Inc.†	98	2,152
Doximity, Inc., Class A†	614	20,606
Dropbox, Inc., Class A†	188	4,207
Electronic Arts, Inc.	5,653	690,684
Guidewire Software, Inc.†	843	52,738
Informatica, Inc., Class A†	313	5,099
Jamf Holding Corp.†	97	2,066
Manhattan Associates, Inc.†	244	29,622
MSCI, Inc.	197	91,638
nCino, Inc†	574	15,177
Nutanix, Inc., Class A†	1,131	29,463
Paycor HCM, Inc.†	563	13,777
Playtika Holding Corp.†	80	681
Procore Technologies, Inc.†	205	9,672
SentinelOne, Inc., Class A†	583	8,506
SS&C Technologies Holdings, Inc.	2,269	118,124
Take-Two Interactive Software, Inc.†	289	30,094
Teradata Corp.†	482	16,224
Twilio, Inc., Class A†	1,114	54,541
Tyler Technologies, Inc.†	54	17,410
UiPath, Inc., Class A†	3,520	44,739
Unity Software, Inc.†	835	23,873
Verint Systems, Inc.†	5,009	181,726
Zoom Video Communications, Inc., Class A†	1,289	87,317
		2,449,528
Telecommunications — 1.6%
Arista Networks, Inc.†	2,923	354,706
Ciena Corp.†	1,515	77,235
Corning, Inc.	33,669	1,075,388
Frontier Communications Parent, Inc.†	2,519	64,184
Juniper Networks, Inc.	3,287	105,053
Lumen Technologies, Inc.	10,567	55,160
Motorola Solutions, Inc.	5,771	1,487,244
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Ubiquiti, Inc.	30	$ 8,206
Viasat, Inc.†	739	23,389
		3,250,565
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	1,351	82,425
Mattel, Inc.†	22,737	405,628
		488,053
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	6,008	550,093
Expeditors International of Washington, Inc.	1,128	117,222
JB Hunt Transport Services, Inc.	4,809	838,497
Kirby Corp.†	614	39,511
Knight-Swift Transportation Holdings, Inc.	8,688	455,338
Landstar System, Inc.	40	6,516
RXO, Inc.†	7,222	124,218
Ryder System, Inc.	500	41,785
Schneider National, Inc., Class B	555	12,987
XPO Logistics, Inc.†	9,101	302,972
		2,489,139
Water — 0.2%
American Water Works Co., Inc.	1,872	285,330
Essential Utilities, Inc.	2,380	113,598
		398,928
Total Common Stocks (cost $172,006,457)		195,590,480
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
iShares Russell Mid-Cap Value ETF (cost $1,307,623)	11,990	1,263,027
Total Long-Term Investment Securities (cost $173,314,080)		196,853,507
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(1)	2,324,495	2,324,495
T. Rowe Price Government Reserve Fund 4.30%(1)	673,954	673,954
		2,998,449
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2)	$ 50,000	48,311
Total Short-Term Investments (cost $3,046,921)		3,046,760

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 12/30/2022, to be repurchased 01/03/2023 in the amount of $904,390 and collateralized by $1,020,300 of United States Treasury Notes, bearing interest at 0.25% due 07/31/2025 and having an approximate value of $922,432	$ 904,261	$ 904,261
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 12/30/2022, to be repurchased 01/03/2023 in the amount of $148,654 and collateralized by $159,300 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2025 and having an approximate value of $151,613	148,633	148,633
Total Repurchase Agreements (cost $1,052,894)		1,052,894
TOTAL INVESTMENTS (cost $177,413,895)	100.1%	200,953,161
Other assets less liabilities	(0.1)	(245,382)
NET ASSETS	100.0%	$200,707,779
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of December 31, 2022.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	March 2023	$252,878	$244,260	$(8,618)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$3,622,189	$2,465	$—	$3,624,654
Other Industries	191,965,826	—	—	191,965,826
Unaffiliated Investment Companies	1,263,027	—	—	1,263,027
Short-Term Investments:
U.S. Government	—	48,311	—	48,311
Other Short-Term Investments	2,998,449	—	—	2,998,449
Repurchase Agreements	—	1,052,894	—	1,052,894
Total Investments at Value	$199,849,491	$1,103,670	$—	$200,953,161
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,618	$—	$—	$8,618
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.2%
Stagwell, Inc.†	59,415	$ 368,967
Aerospace/Defense — 1.1%
AAR Corp.†	2,348	105,425
Aerojet Rocketdyne Holdings, Inc.†	5,334	298,331
AeroVironment, Inc.†	1,761	150,847
Barnes Group, Inc.	3,563	145,549
Hexcel Corp.	16,744	985,384
Kaman Corp.	1,974	44,020
Moog, Inc., Class A	2,041	179,118
National Presto Industries, Inc.	358	24,509
Triumph Group, Inc.†	4,580	48,182
		1,981,365
Agriculture — 0.8%
Andersons, Inc.	5,053	176,804
Darling Ingredients, Inc.†	15,333	959,693
Fresh Del Monte Produce, Inc.	2,158	56,518
Universal Corp.	1,730	91,361
Vector Group, Ltd.	9,271	109,954
		1,394,330
Airlines — 0.2%
Allegiant Travel Co.†	1,102	74,925
Hawaiian Holdings, Inc.†	3,622	37,162
SkyWest, Inc.†	8,535	140,913
Sun Country Airlines Holdings, Inc.†	2,295	36,398
		289,398
Apparel — 1.4%
Crocs, Inc.†	4,490	486,851
Deckers Outdoor Corp.†	680	271,429
Kontoor Brands, Inc.	3,478	139,085
Oxford Industries, Inc.	6,798	633,438
Steven Madden, Ltd.	31,094	993,764
Urban Outfitters, Inc.†	4,221	100,671
Wolverine World Wide, Inc.	5,549	60,650
		2,685,888
Auto Manufacturers — 0.1%
Wabash National Corp.	11,177	252,600
Auto Parts & Equipment — 0.8%
American Axle & Manufacturing Holdings, Inc.†	8,071	63,115
Dorman Products, Inc.†	1,992	161,093
Gentherm, Inc.†	13,721	895,844
Goodyear Tire & Rubber Co.†	861	8,739
Lear Corp.	540	66,971
Methode Electronics, Inc.	2,577	114,342
Motorcar Parts of America, Inc.†	1,368	16,224
Standard Motor Products, Inc.	1,322	46,006
Titan International, Inc.†	3,587	54,953
XPEL, Inc.†	1,382	83,003
		1,510,290
Banks — 9.3%
Ameris Bancorp	6,283	296,181
Atlantic Union Bankshares Corp.	803	28,217
BancFirst Corp.	1,228	108,285
Bancorp, Inc.†	5,434	154,217
Bank of N.T. Butterfield & Son, Ltd.	3,220	95,988
BankUnited, Inc.	5,444	184,933
Security Description	Shares or Principal Amount	Value

Banks (continued)
Banner Corp.	3,769	$ 238,201
Business First Bancshares, Inc.	2,043	45,232
Byline Bancorp, Inc.	4,170	95,785
Cadence Bank	1,060	26,140
Cambridge Bancorp	5,303	440,467
Capital City Bank Group, Inc.	1,689	54,892
Capstar Financial Holdings, Inc.	4,140	73,112
Cathay General Bancorp	230	9,382
Central Pacific Financial Corp.	3,488	70,737
City Holding Co.	1,047	97,465
Coastal Financial Corp.†	1,030	48,946
Columbia Banking System, Inc.	10,761	324,229
Community Bank System, Inc.	3,786	238,329
ConnectOne Bancorp, Inc.	10,260	248,395
Customers Bancorp, Inc.†	5,214	147,765
CVB Financial Corp.	18,130	466,847
Dime Community Bancshares, Inc.	2,283	72,668
Eagle Bancorp, Inc.	2,249	99,113
Eastern Bankshares, Inc.	22,810	393,472
Enterprise Financial Services Corp.	1,490	72,950
Equity Bancshares, Inc., Class A	1,160	37,897
FB Financial Corp.	3,310	119,623
Financial Institutions, Inc.	410	9,988
First Bancorp	2,726	116,782
First BanCorp/Puerto Rico	61,330	780,118
First Bancshares, Inc.	450	14,405
First Citizens BancShares, Inc., Class A	90	68,252
First Commonwealth Financial Corp.	13,299	185,787
First Financial Bancorp	6,682	161,905
First Financial Corp.	1,030	47,462
First Hawaiian, Inc.	8,996	234,256
First Interstate BancSystem, Inc., Class A	19,746	763,183
First Merchants Corp.	22,454	923,084
FNB Corp.	2,220	28,971
Glacier Bancorp, Inc.	1,050	51,891
Hancock Whitney Corp.	3,510	169,849
Hanmi Financial Corp.	2,148	53,163
HarborOne Bancorp, Inc.	1,790	24,881
Heritage Commerce Corp.	6,010	78,130
Heritage Financial Corp.	20,897	640,284
Hilltop Holdings, Inc.	3,231	96,962
Home BancShares, Inc.	1,110	25,297
HomeStreet, Inc.	1,253	34,558
Hope Bancorp, Inc.	8,419	107,847
Independent Bank Corp.	4,093	345,572
Independent Bank Corp./MI	1,910	45,687
Independent Bank Group, Inc.	2,496	149,960
Lakeland Financial Corp.	1,786	130,324
Luther Burbank Corp.	516	5,733
Mercantile Bank Corp.	380	12,722
Merchants Bancorp	1,570	38,182
Metropolitan Bank Holding Corp.†	280	16,428
Mid Penn Bancorp, Inc.	390	11,688
MVB Financial Corp.	180	3,964
National Bank Holdings Corp., Class A	4,036	169,795
NBT Bancorp, Inc.	3,018	131,042
Nicolet Bankshares, Inc.†	150	11,969
OFG Bancorp	12,321	339,567
Old National Bancorp	12,630	227,087
Old Second Bancorp, Inc.	7,440	119,338
Origin Bancorp, Inc.	430	15,781
Park National Corp.	1,020	143,565

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pathward Financial, Inc.	2,028	$ 87,305
Peapack-Gladstone Financial Corp.	2,230	83,001
Peoples Bancorp, Inc.	630	17,797
Pinnacle Financial Partners, Inc.	1,650	121,110
Popular, Inc.	4,400	291,808
Preferred Bank	931	69,471
Premier Financial Corp.	720	19,418
QCR Holdings, Inc.	2,210	109,704
Renasant Corp.	3,942	148,180
Republic Bancorp, Inc., Class A	240	9,821
S&T Bancorp, Inc.	2,748	93,927
Sandy Spring Bancorp, Inc.	390	13,740
Seacoast Banking Corp. of Florida	30,192	941,688
ServisFirst Bancshares, Inc.	3,445	237,395
Simmons First National Corp., Class A	10,276	221,756
SmartFinancial, Inc.	1,530	42,075
South Plains Financial, Inc.	200	5,506
Southside Bancshares, Inc.	2,149	77,343
SouthState Corp.	13,050	996,498
Stellar Bancorp, Inc.	3,132	92,269
Tompkins Financial Corp.	888	68,891
TriCo Bancshares	11,213	571,751
Triumph Financial, Inc.†	1,621	79,218
TrustCo Bank Corp.	1,342	50,446
Trustmark Corp.	4,295	149,938
UMB Financial Corp.	495	41,342
United Community Banks, Inc.	24,475	827,255
Veritex Holdings, Inc.	13,165	369,673
Walker & Dunlop, Inc.	2,163	169,752
Westamerica BanCorp	1,896	111,883
Western Alliance Bancorp	2,150	128,054
Wintrust Financial Corp.	3,010	254,405
		17,327,347
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	170	87,101
MGP Ingredients, Inc.	1,085	115,422
National Beverage Corp.†	1,644	76,496
Primo Water Corp.	63,594	988,251
		1,267,270
Biotechnology — 3.5%
2seventy bio, Inc.†	9,146	85,698
ACADIA Pharmaceuticals, Inc.†	3,110	49,511
Amicus Therapeutics, Inc.†	29,500	360,195
ANI Pharmaceuticals, Inc.†	861	34,638
Apellis Pharmaceuticals, Inc.†	2,530	130,826
Arcus Biosciences, Inc.†	3,673	75,958
Arrowhead Pharmaceuticals, Inc.†	2,940	119,246
Atara Biotherapeutics, Inc.†	16,930	55,530
Avid Bioservices, Inc.†	4,380	60,313
Beam Therapeutics, Inc.†	1,750	68,443
Biohaven, Ltd.†	417	5,788
Bluebird Bio, Inc.†	950	6,574
Bridgebio Pharma, Inc.†	1,650	12,573
Cara Therapeutics, Inc.†	3,180	34,153
CTI BioPharma Corp.†	18,264	109,767
Cytokinetics, Inc.†	6,668	305,528
Decibel Therapeutics, Inc.†	102	209
Dynavax Technologies Corp.†	8,360	88,950
Eiger BioPharmaceuticals, Inc.†	5,250	6,195
Emergent BioSolutions, Inc.†	3,508	41,429
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Esperion Therapeutics, Inc.†	690	$ 4,299
Evolus, Inc.†	53,009	398,098
Fate Therapeutics, Inc.†	8,880	89,599
FibroGen, Inc.†	28,362	454,359
Innoviva, Inc.†	4,425	58,631
Insmed, Inc.†	770	15,385
Intellia Therapeutics, Inc.†	2,975	103,798
Intercept Pharmaceuticals, Inc.†	9,250	114,422
Intra-Cellular Therapies, Inc.†	10,395	550,103
iTeos Therapeutics, Inc.†	14,710	287,286
Kymera Therapeutics, Inc.†	3,370	84,115
Ligand Pharmaceuticals, Inc.†	2,381	159,051
Myriad Genetics, Inc.†	5,710	82,852
Nektar Therapeutics†	13,243	29,929
NeoGenomics, Inc.†	54,048	499,404
OmniAb, Inc. (Earnout Shares 12.50)†(1)	927	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	928	0
Organogenesis Holdings, Inc.†	4,981	13,399
REGENXBIO, Inc.†	2,654	60,193
Relay Therapeutics, Inc.†	10,790	161,203
Replimune Group, Inc.†	7,520	204,544
REVOLUTION Medicines, Inc.†	6,460	153,877
Sana Biotechnology, Inc.†	91	359
Sutro Biopharma, Inc.†	820	6,626
Syndax Pharmaceuticals, Inc.†	8,815	224,342
TG Therapeutics, Inc.†	9,510	112,503
Travere Therapeutics, Inc.†	8,340	175,390
Twist Bioscience Corp.†	3,360	80,002
Tyra Biosciences, Inc.†	12,580	95,608
Vericel Corp.†	3,327	87,633
Vir Biotechnology, Inc.†	5,346	135,307
Xencor, Inc.†	13,192	343,520
		6,437,361
Building Materials — 2.3%
AAON, Inc.	2,961	223,022
American Woodmark Corp.†	1,171	57,215
Apogee Enterprises, Inc.	1,565	69,580
Boise Cascade Co.	4,254	292,122
Eagle Materials, Inc.	6,656	884,249
Gibraltar Industries, Inc.†	12,894	591,577
Griffon Corp.	3,337	119,431
Louisiana-Pacific Corp.	1,010	59,792
Masterbrand, Inc.†	54,015	407,813
PGT Innovations, Inc.†	4,227	75,917
Simpson Manufacturing Co., Inc.	6,112	541,890
SPX Technologies, Inc.†	3,184	209,030
Summit Materials, Inc., Class A†	3,173	90,083
UFP Industries, Inc.	9,103	721,413
		4,343,134
Chemicals — 3.6%
AdvanSix, Inc.	4,112	156,338
American Vanguard Corp.	1,959	42,530
Ashland, Inc.	8,363	899,273
Avient Corp.	3,370	113,771
Balchem Corp.	10,256	1,252,360
Cabot Corp.	3,005	200,854
Ecovyst, Inc.†	1,950	17,277
Element Solutions, Inc.	38,983	709,101
H.B. Fuller Co.	5,986	428,717
Hawkins, Inc.	1,333	51,454
Ingevity Corp.†	2,560	180,326

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Innospec, Inc.	1,745	$ 179,491
Koppers Holdings, Inc.	1,472	41,510
Livent Corp.†	14,778	293,639
Mativ Holdings, Inc.	16,905	353,315
Minerals Technologies, Inc.	3,091	187,686
Orion Engineered Carbons SA	15,110	269,109
Quaker Chemical Corp.	960	160,224
Rayonier Advanced Materials, Inc.†	4,507	43,267
Rogers Corp.†	1,325	158,126
Stepan Co.	1,488	158,413
Trinseo PLC	2,464	55,957
Tronox Holdings PLC	7,450	102,140
Valvoline, Inc.	21,994	718,104
		6,772,982
Coal — 0.4%
Alpha Metallurgical Resources, Inc.	440	64,412
Arch Resources, Inc.	1,150	164,208
CONSOL Energy, Inc.	3,140	204,100
Peabody Energy Corp.†	2,410	63,672
SunCoke Energy, Inc.	5,876	50,710
Warrior Met Coal, Inc.	3,639	126,055
		673,157
Commercial Services — 5.1%
2U, Inc.†	7,780	48,781
Aaron's Co., Inc.	2,169	25,920
ABM Industries, Inc.	10,411	462,457
Adtalem Global Education, Inc.†	3,199	113,564
Alarm.com Holdings, Inc.†	3,517	174,021
AMN Healthcare Services, Inc.†	3,053	313,909
Arlo Technologies, Inc.†	6,234	21,881
ASGN, Inc.†	9,981	813,252
Barrett Business Services, Inc.	3,896	363,419
Brink's Co.	2,240	120,310
Chegg, Inc.†	19,510	493,018
CoreCivic, Inc.†	8,101	93,648
CorVel Corp.†	645	93,738
Coursera, Inc.†	892	10,552
Cross Country Healthcare, Inc.†	2,496	66,319
Custom Truck One Source, Inc.†	55,225	349,022
Deluxe Corp.	3,039	51,602
Ennis, Inc.	1,010	22,382
EVERTEC, Inc.	6,324	204,771
Forrester Research, Inc.†	792	28,322
GEO Group, Inc.†	8,747	95,780
Green Dot Corp., Class A†	4,567	72,250
Healthcare Services Group, Inc.	6,830	81,960
HealthEquity, Inc.†	4,610	284,160
Heidrick & Struggles International, Inc.	1,829	51,157
Huron Consulting Group, Inc.†	3,520	255,552
Information Services Group, Inc.	26,080	119,968
Kelly Services, Inc., Class A	14,487	244,830
Kforce, Inc.	2,630	144,203
Korn Ferry	4,631	234,421
LiveRamp Holdings, Inc.†	42,566	997,747
Marathon Digital Holdings, Inc.†	1,890	6,464
Medifast, Inc.	3,090	356,431
Mister Car Wash, Inc.†	5,581	51,513
Monro, Inc.	2,216	100,163
Payoneer Global, Inc.†	14,064	76,930
Perdoceo Education Corp.†	4,733	65,789
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
PROG Holdings, Inc.†	8,965	$ 151,419
Progyny, Inc.†	21,954	683,867
Rent-A-Center, Inc.	12,280	276,914
Repay Holdings Corp.†	10,750	86,537
Resources Connection, Inc.	2,259	41,520
Riot Blockchain, Inc.†	12,420	42,104
Sabre Corp.†	83,801	517,890
Strategic Education, Inc.	1,568	122,806
Stride, Inc.†	2,880	90,086
TriNet Group, Inc.†	1,280	86,784
TrueBlue, Inc.†	8,915	174,556
V2X, Inc.†	1,444	59,623
Viad Corp.†	1,456	35,512
WW International, Inc.†	3,777	14,579
		9,494,403
Computers — 2.2%
3D Systems Corp.†	9,242	68,391
CACI International, Inc., Class A†	925	278,046
Corsair Gaming, Inc.†	2,705	36,707
Insight Enterprises, Inc.†	2,135	214,077
KBR, Inc.	6,110	322,608
Lumentum Holdings, Inc.†	10,652	555,715
NetScout Systems, Inc.†	4,836	157,218
OneSpan, Inc.†	2,487	27,830
Qualys, Inc.†	1,600	179,568
Rapid7, Inc.†	2,685	91,236
Science Applications International Corp.	7,087	786,161
TTEC Holdings, Inc.	1,331	58,737
Unisys Corp.†	4,776	24,405
Varonis Systems, Inc.†	12,900	308,826
WNS Holdings, Ltd. ADR†	11,859	948,601
		4,058,126
Cosmetics/Personal Care — 0.4%
e.l.f. Beauty, Inc.†	8,723	482,382
Edgewell Personal Care Co.	3,652	140,748
Inter Parfums, Inc.	1,258	121,422
		744,552
Distribution/Wholesale — 1.1%
G-III Apparel Group, Ltd.†	5,451	74,733
KAR Auction Services, Inc.†	7,674	100,146
MRC Global, Inc.†	14,450	167,331
Resideo Technologies, Inc.†	13,606	223,819
ScanSource, Inc.†	10,399	303,859
Titan Machinery, Inc.†	2,450	97,338
Univar Solutions, Inc.†	17,154	545,497
Veritiv Corp.	2,070	251,940
WESCO International, Inc.†	2,880	360,576
		2,125,239
Diversified Financial Services — 2.3%
AssetMark Financial Holdings, Inc.†	1,730	39,790
B. Riley Financial, Inc.	1,128	38,578
Blucora, Inc.†	11,514	293,952
Bread Financial Holdings, Inc.	5,623	211,762
BrightSphere Investment Group, Inc.	2,277	46,861
Cowen, Inc., Class A	740	28,579
Encore Capital Group, Inc.†	4,428	212,278
Enova International, Inc.†	5,317	204,013
EZCORP, Inc., Class A†	3,783	30,831
First Western Financial, Inc.†	200	5,630

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Focus Financial Partners, Inc., Class A†	4,100	$ 152,807
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	420	12,172
Houlihan Lokey, Inc.	5,388	469,618
International Money Express, Inc.†	17,383	423,624
LendingClub Corp.†	2,430	21,384
LendingTree, Inc.†	766	16,339
Mr. Cooper Group, Inc.†	5,917	237,449
PennyMac Financial Services, Inc.	720	40,795
Perella Weinberg Partners	62,322	610,756
Piper Sandler Cos.	1,216	158,311
PJT Partners, Inc., Class A	3,345	246,493
PRA Group, Inc.†	2,746	92,760
Radian Group, Inc.	10,340	197,184
Stifel Financial Corp.	1,015	59,246
StoneX Group, Inc.†	2,273	216,617
Victory Capital Holdings, Inc., Class A	1,550	41,586
Virtus Investment Partners, Inc.	644	123,287
WisdomTree, Inc.	7,846	42,761
World Acceptance Corp.†	233	15,364
		4,290,827
Electric — 0.8%
ALLETE, Inc.	570	36,771
Avista Corp.	16,390	726,733
Clearway Energy, Inc., Class A	1,790	53,557
Clearway Energy, Inc., Class C	4,090	130,348
IDACORP, Inc.	1,430	154,225
Portland General Electric Co.	5,630	275,870
Unitil Corp.	2,803	143,962
Via Renewables, Inc.	8,350	42,668
		1,564,134
Electrical Components & Equipment — 0.4%
Belden, Inc.	2,220	159,618
Encore Wire Corp.	3,302	454,223
Insteel Industries, Inc.	1,372	37,758
Powell Industries, Inc.	3,889	136,815
		788,414
Electronics — 1.8%
Advanced Energy Industries, Inc.	2,634	225,945
Atkore, Inc.†	5,390	611,334
Badger Meter, Inc.	2,062	224,820
Benchmark Electronics, Inc.	5,608	149,678
Brady Corp., Class A	3,268	153,923
Comtech Telecommunications Corp.	1,950	23,673
CTS Corp.	2,246	88,537
FARO Technologies, Inc.†	1,323	38,909
Itron, Inc.†	3,183	161,219
Knowles Corp.†	6,408	105,219
Mesa Laboratories, Inc.	2,665	442,950
OSI Systems, Inc.†	6,754	537,078
Plexus Corp.†	1,950	200,713
Sanmina Corp.†	4,046	231,795
TTM Technologies, Inc.†	7,201	108,591
		3,304,384
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,819	14,789
Green Plains, Inc.†	8,738	266,509
REX American Resources Corp.†	2,579	82,167
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
SunPower Corp.†	2,480	$ 44,714
Sunrun, Inc.†	4,590	110,252
		518,431
Engineering & Construction — 1.9%
Arcosa, Inc.	3,407	185,136
Comfort Systems USA, Inc.	7,390	850,441
Exponent, Inc.	3,568	353,553
Frontdoor, Inc.†	5,742	119,434
Granite Construction, Inc.	3,081	108,051
MasTec, Inc.†	3,620	308,895
MYR Group, Inc.†	5,080	467,715
NV5 Global, Inc.†	877	116,045
Primoris Services Corp.	37,627	825,536
TopBuild Corp.†	1,530	239,430
		3,574,236
Entertainment — 0.8%
Cinemark Holdings, Inc.†	7,552	65,400
Golden Entertainment, Inc.†	1,546	57,820
Lions Gate Entertainment Corp., Class A†	15,010	85,707
Madison Square Garden Entertainment Corp.†	5,908	265,683
Marriott Vacations Worldwide Corp.	1,740	234,187
Monarch Casino & Resort, Inc.†	935	71,892
Red Rock Resorts, Inc., Class A	9,600	384,096
SeaWorld Entertainment, Inc.†	3,830	204,943
Six Flags Entertainment Corp.†	5,215	121,249
		1,490,977
Environmental Control — 0.6%
Harsco Corp.†	5,600	35,224
Heritage-Crystal Clean, Inc.†	2,131	69,215
PureCycle Technologies, Inc.†	15,453	104,462
Stericycle, Inc.†	9,890	493,412
Tetra Tech, Inc.	2,235	324,500
		1,026,813
Food — 1.4%
B&G Foods, Inc.	5,050	56,308
Calavo Growers, Inc.	1,249	36,721
Cal-Maine Foods, Inc.	2,674	145,599
Chefs' Warehouse, Inc.†	29,782	991,145
Hain Celestial Group, Inc.†	6,293	101,821
Hostess Brands, Inc.†	9,434	211,699
J&J Snack Foods Corp.	1,055	157,944
John B. Sanfilippo & Son, Inc.	629	51,150
Seneca Foods Corp., Class A†	373	22,734
Simply Good Foods Co.†	5,929	225,480
SpartanNash Co.	2,855	86,335
Sprouts Farmers Market, Inc.†	2,810	90,960
Tootsie Roll Industries, Inc.	1,249	53,170
TreeHouse Foods, Inc.†	3,556	175,595
United Natural Foods, Inc.†	4,109	159,059
		2,565,720
Food Service — 0.4%
Sovos Brands, Inc.†	48,110	691,341
Forest Products & Paper — 0.1%
Clearwater Paper Corp.†	1,180	44,616

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Forest Products & Paper (continued)
Mercer International, Inc.	2,844	$ 33,104
Sylvamo Corp.	2,330	113,215
		190,935
Gas — 1.4%
Chesapeake Utilities Corp.	7,279	860,232
New Jersey Resources Corp.	6,860	340,393
Northwest Natural Holding Co.	4,633	220,485
ONE Gas, Inc.	12,216	924,996
South Jersey Industries, Inc.	8,629	306,588
Southwest Gas Holdings, Inc.	140	8,663
Spire, Inc.	170	11,706
		2,673,063
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	4,007	101,978
Franklin Electric Co., Inc.	2,741	218,595
Luxfer Holdings PLC	1,680	23,049
		343,622
Healthcare-Products — 4.5%
Adaptive Biotechnologies Corp.†	1,140	8,710
Alphatec Holdings, Inc.†	18,540	228,969
AngioDynamics, Inc.†	14,206	195,617
Artivion, Inc.†	2,842	34,445
Avanos Medical, Inc.†	3,276	88,649
Axonics, Inc.†	8,650	540,885
BioLife Solutions, Inc.†	2,411	43,880
Bioventus, Inc., Class A†	5,540	14,459
Cardiovascular Systems, Inc.†	17,331	236,048
CareDx, Inc.†	4,120	47,009
CONMED Corp.	2,148	190,399
Cutera, Inc.†	1,258	55,629
Envista Holdings Corp.†	22,890	770,706
Glaukos Corp.†	3,361	146,809
Haemonetics Corp.†	9,637	757,950
ICU Medical, Inc.†	8,545	1,345,667
Inari Medical, Inc.†	2,100	133,476
Inogen, Inc.†	1,615	31,832
Inspire Medical Systems, Inc.†	3,080	775,790
Integer Holdings Corp.†	2,334	159,786
LeMaitre Vascular, Inc.	1,364	62,771
LivaNova PLC†	12,707	705,747
Meridian Bioscience, Inc.†	3,082	102,353
Merit Medical Systems, Inc.†	4,010	283,186
Natera, Inc.†	9,801	393,706
Nevro Corp.†	880	34,848
NuVasive, Inc.†	3,673	151,475
OmniAb, Inc.†	6,159	22,172
OraSure Technologies, Inc.†	5,117	24,664
Orthofix Medical, Inc.†	1,410	28,947
SeaSpine Holdings Corp.†	6,650	55,528
Shockwave Medical, Inc.†	1,110	228,227
STAAR Surgical Co.†	2,340	113,584
Surmodics, Inc.†	987	33,676
Varex Imaging Corp.†	4,661	94,618
ViewRay, Inc.†	17,330	77,638
Zimvie, Inc.†	1,471	13,739
Zynex, Inc.†	10,951	152,328
		8,385,922
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 2.0%
Addus HomeCare Corp.†	1,135	$ 112,921
Agiliti, Inc.†	2,349	38,312
Community Health Systems, Inc.†	8,827	38,133
Enhabit, Inc.†	44,154	581,067
Ensign Group, Inc.	3,909	369,830
Fulgent Genetics, Inc.†	4,510	134,308
Joint Corp.†	3,744	52,341
Medpace Holdings, Inc.†	1,325	281,443
ModivCare, Inc.†	997	89,461
Neuronetics, Inc.†	46,325	318,253
OPKO Health, Inc.†	26,060	32,575
Pediatrix Medical Group, Inc. †	5,772	85,772
Pennant Group, Inc.†	1,986	21,806
RadNet, Inc.†	3,435	64,681
Select Medical Holdings Corp.	7,337	182,178
Syneos Health, Inc.†	15,143	555,445
Tenet Healthcare Corp.†	1,660	80,991
U.S. Physical Therapy, Inc.	7,289	590,628
		3,630,145
Home Builders — 1.7%
Cavco Industries, Inc.†	3,848	870,610
Century Communities, Inc.	1,992	99,620
Forestar Group, Inc.†	2,890	44,535
Green Brick Partners, Inc.†	1,914	46,376
Installed Building Products, Inc.	1,653	141,497
Landsea Homes Corp.†	13,410	69,866
LCI Industries	1,792	165,670
LGI Homes, Inc.†	1,954	180,940
M/I Homes, Inc.†	1,933	89,266
MDC Holdings, Inc.	4,017	126,937
Meritage Homes Corp.†	4,857	447,816
Skyline Champion Corp.†	1,190	61,297
Taylor Morrison Home Corp.†	18,176	551,642
Tri Pointe Homes, Inc.†	10,370	192,778
Winnebago Industries, Inc.	2,298	121,105
		3,209,955
Home Furnishings — 1.0%
Ethan Allen Interiors, Inc.	1,607	42,457
iRobot Corp.†	1,919	92,361
MillerKnoll, Inc.	22,564	474,070
Sleep Number Corp.†	3,030	78,719
Snap One Holdings Corp.†	42,297	313,421
Sonos, Inc.†	44,666	754,855
Universal Electronics, Inc.†	849	17,668
Xperi, Inc.†	6,439	55,440
		1,828,991
Household Products/Wares — 0.4%
ACCO Brands Corp.	9,450	52,825
Central Garden & Pet Co.†	686	25,691
Central Garden & Pet Co., Class A†	9,224	330,219
Helen of Troy, Ltd.†	1,860	206,293
Quanex Building Products Corp.	2,334	55,269
WD-40 Co.	957	154,278
		824,575
Insurance — 3.1%
Ambac Financial Group, Inc.†	3,169	55,267
American Equity Investment Life Holding Co.	7,241	330,334
AMERISAFE, Inc.	1,350	70,160

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assured Guaranty, Ltd.	4,225	$ 263,048
Axis Capital Holdings, Ltd.	9,373	507,735
BRP Group, Inc., Class A†	2,490	62,599
Employers Holdings, Inc.	4,076	175,798
Essent Group, Ltd.	6,100	237,168
Genworth Financial, Inc., Class A†	34,973	185,007
HCI Group, Inc.	487	19,280
Horace Mann Educators Corp.	2,882	107,700
Jackson Financial, Inc., Class A	1,160	40,356
James River Group Holdings, Ltd.	3,689	77,137
Kemper Corp.	19,048	937,162
Kinsale Capital Group, Inc.	275	71,918
Mercury General Corp.	1,873	64,057
NMI Holdings, Inc., Class A†	10,909	227,998
Palomar Holdings, Inc.†	1,778	80,294
ProAssurance Corp.	3,802	66,421
Reinsurance Group of America, Inc.	6,181	878,258
RLI Corp.	1,705	223,815
Ryan Specialty Holdings, Inc.†	13,905	577,197
Safety Insurance Group, Inc.	1,038	87,462
SiriusPoint, Ltd.†	5,985	35,312
Stewart Information Services Corp.	4,971	212,411
Trupanion, Inc.†	2,477	117,732
United Fire Group, Inc.	1,527	41,779
Universal Insurance Holdings, Inc.	1,935	20,492
		5,773,897
Internet — 1.7%
Cars.com, Inc.†	4,365	60,106
Cogent Communications Holdings, Inc.	3,011	171,868
ePlus, Inc.†	1,896	83,955
EverQuote, Inc., Class A†	1,070	15,772
HealthStream, Inc.†	1,702	42,278
IAC, Inc.†	12,748	566,011
Liquidity Services, Inc.†	1,905	26,784
OptimizeRx Corp.†	4,899	82,303
Perficient, Inc.†	19,196	1,340,457
Q2 Holdings, Inc.†	2,360	63,413
QuinStreet, Inc.†	9,243	132,637
Shutterstock, Inc.	1,691	89,149
TechTarget, Inc.†	1,901	83,758
Upwork, Inc.†	3,340	34,870
Yelp, Inc.†	9,891	270,420
		3,063,781
Investment Companies — 0.4%
Compass Diversified Holdings	39,673	723,239
Iron/Steel — 0.5%
ATI, Inc.†	10,719	320,069
Carpenter Technology Corp.	3,413	126,076
Commercial Metals Co.	6,730	325,059
Haynes International, Inc.	878	40,116
Schnitzer Steel Industries, Inc., Class A	1,400	42,910
		854,230
Leisure Time — 0.3%
Acushnet Holdings Corp.	4,890	207,629
Camping World Holdings, Inc., Class A	11,820	263,823
Vista Outdoor, Inc.†	3,986	97,139
		568,591
Security Description	Shares or Principal Amount	Value

Lodging — 0.1%
Boyd Gaming Corp.	3,740	$ 203,942
Full House Resorts, Inc.†	5,480	41,210
Marcus Corp.	1,719	24,736
		269,888
Machinery-Construction & Mining — 0.2%
Argan, Inc.	6,010	221,649
Astec Industries, Inc.	1,600	65,056
Bloom Energy Corp., Class A†	3,110	59,463
Terex Corp.	850	36,312
		382,480
Machinery-Diversified — 1.3%
Alamo Group, Inc.	725	102,660
Albany International Corp., Class A	10,878	1,072,462
Applied Industrial Technologies, Inc.	2,718	342,549
Cactus, Inc., Class A	8,869	445,756
CIRCOR International, Inc.†	1,435	34,383
DXP Enterprises, Inc.†	1,111	30,608
Ichor Holdings, Ltd.†	2,029	54,418
Kadant, Inc.	700	124,341
Lindsay Corp.	774	126,046
Tennant Co.	1,310	80,657
		2,413,880
Media — 0.3%
AMC Networks, Inc., Class A†	6,345	99,426
E.W. Scripps Co., Class A†	4,084	53,868
Gannett Co., Inc.†	10,293	20,895
Gray Television, Inc.	3,410	38,158
Liberty Latin America, Ltd., Class C†	25,880	196,688
Scholastic Corp.	2,094	82,629
Thryv Holdings, Inc.†	4,492	85,348
		577,012
Metal Fabricate/Hardware — 1.4%
AZZ, Inc.	2,632	105,806
Mueller Industries, Inc.	6,277	370,343
Olympic Steel, Inc.	1,134	38,080
Proto Labs, Inc.†	12,978	331,328
Standex International Corp.	6,486	664,231
TimkenSteel Corp.†	2,789	50,676
Tredegar Corp.	1,773	18,120
Valmont Industries, Inc.	2,926	967,541
		2,546,125
Mining — 0.3%
Arconic Corp.†	11,851	250,767
Century Aluminum Co.†	3,604	29,481
Compass Minerals International, Inc.	2,398	98,318
Constellium SE†	7,550	89,316
Kaiser Aluminum Corp.	1,123	85,303
		553,185
Miscellaneous Manufacturing — 2.2%
EnPro Industries, Inc.	6,722	730,614
ESCO Technologies, Inc.	9,675	846,949
Fabrinet†	4,418	566,476
Federal Signal Corp.	4,272	198,520
Hillenbrand, Inc.	4,894	208,827
John Bean Technologies Corp.	2,245	205,036
Materion Corp.	11,740	1,027,367
Myers Industries, Inc.	2,572	57,176

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Park Aerospace Corp.	1,370	$ 18,372
Sturm Ruger & Co., Inc.	1,245	63,022
Trinity Industries, Inc.	5,736	169,613
		4,091,972
Office Furnishings — 0.3%
HNI Corp.	2,914	82,845
Interface, Inc.	44,557	439,778
Steelcase, Inc., Class A	11,830	83,638
		606,261
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	11,402	43,328
Oil & Gas — 3.2%
Callon Petroleum Co.†	3,603	133,635
Chord Energy Corp.	1,093	149,533
Civitas Resources, Inc.	3,658	211,908
CNX Resources Corp.†	3,170	53,383
Delek US Holdings, Inc.	29,169	787,563
Helmerich & Payne, Inc.	7,419	367,760
Laredo Petroleum, Inc.†	1,185	60,933
Magnolia Oil & Gas Corp., Class A	10,790	253,025
Matador Resources Co.	14,455	827,404
Murphy Oil Corp.	7,770	334,188
Nabors Industries, Ltd.†	630	97,568
Ovintiv, Inc.	7,835	397,313
Par Pacific Holdings, Inc.†	3,910	90,908
Patterson-UTI Energy, Inc.	24,507	412,698
PBF Energy, Inc., Class A	1,600	65,248
PDC Energy, Inc.	4,250	269,790
Permian Resources Corp.	66,125	621,575
Ranger Oil Corp. Class A	1,347	54,459
SM Energy Co.	14,832	516,599
Talos Energy, Inc.†	4,596	86,772
Weatherford International PLC†	2,470	125,772
		5,918,034
Oil & Gas Services — 1.2%
Archrock, Inc.	9,429	84,672
Bristow Group, Inc.†	1,658	44,982
ChampionX Corp.	8,450	244,966
Core Laboratories NV	3,267	66,222
DMC Global, Inc.†	1,307	25,408
Dril-Quip, Inc.†	2,390	64,936
Helix Energy Solutions Group, Inc.†	10,055	74,206
Liberty Energy, Inc.	11,510	184,275
NexTier Oilfield Solutions, Inc.†	12,580	116,239
NOW, Inc.†	35,941	456,451
Oceaneering International, Inc.†	12,824	224,292
Oil States International, Inc.†	4,502	33,585
ProPetro Holding Corp.†	10,720	111,166
RPC, Inc.	5,863	52,122
Select Energy Services, Inc., Class A	2,600	24,024
Solaris Oilfield Infrastructure, Inc., Class A	33,225	329,924
US Silica Holdings, Inc.†	5,334	66,675
		2,204,145
Packaging & Containers — 0.2%
Greif, Inc., Class A	870	58,342
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Matthews International Corp., Class A	2,156	$ 65,629
O-I Glass, Inc.†	15,211	252,046
		376,017
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc.†	9,960	156,870
AdaptHealth Corp.†	15,701	301,773
Alkermes PLC†	3,770	98,510
Amneal Pharmaceuticals, Inc.†	16,260	32,357
Amphastar Pharmaceuticals, Inc.†	5,826	163,244
Anika Therapeutics, Inc.†	1,029	30,458
Arvinas, Inc.†	3,940	134,787
Catalyst Pharmaceuticals, Inc.†	45,776	851,434
Coherus Biosciences, Inc.†	29,129	230,702
Collegium Pharmaceutical, Inc.†	2,365	54,868
Corcept Therapeutics, Inc.†	11,151	226,477
Eagle Pharmaceuticals, Inc.†	734	21,455
Embecta Corp.	4,075	103,057
Enanta Pharmaceuticals, Inc.†	4,663	216,923
Fulcrum Therapeutics, Inc.†	10,304	75,013
Harmony Biosciences Holdings, Inc.†	2,090	115,159
Herbalife Nutrition, Ltd.†	19,360	288,077
Heron Therapeutics, Inc.†	9,920	24,800
Heska Corp.†	717	44,569
Ironwood Pharmaceuticals, Inc.†	9,403	116,503
Kura Oncology, Inc.†	12,220	151,650
Option Care Health, Inc.†	9,170	275,925
Owens & Minor, Inc.	5,371	104,896
Pacira BioSciences, Inc.†	11,908	459,768
Phibro Animal Health Corp., Class A	1,433	19,217
Prestige Consumer Healthcare, Inc.†	3,490	218,474
Protagonist Therapeutics, Inc.†	4,851	52,924
Reata Pharmaceuticals, Inc., Class A†	6,330	240,477
Supernus Pharmaceuticals, Inc.†	3,809	135,867
uniQure NV†	2,903	65,811
USANA Health Sciences, Inc.†	3,580	190,456
Vanda Pharmaceuticals, Inc.†	3,987	29,464
Y-mAbs Therapeutics, Inc.†	230	1,122
		5,233,087
Real Estate — 1.0%
Anywhere Real Estate, Inc.†	15,684	100,221
Cushman & Wakefield PLC†	15,813	197,030
Douglas Elliman, Inc.	4,751	19,337
Kennedy-Wilson Holdings, Inc.	41,395	651,143
Marcus & Millichap, Inc.	1,747	60,184
McGrath RentCorp	6,361	628,085
RE/MAX Holdings, Inc., Class A	1,286	23,971
St. Joe Co.	2,384	92,142
		1,772,113
REITS — 5.5%
Acadia Realty Trust	9,181	131,747
Agree Realty Corp.	12,331	874,638
Alexander & Baldwin, Inc.	5,111	95,729
American Assets Trust, Inc.	3,668	97,202
Apollo Commercial Real Estate Finance, Inc.	9,114	98,067
Apple Hospitality REIT, Inc.	9,020	142,336
Arbor Realty Trust, Inc.	3,570	47,088
Ares Commercial Real Estate Corp.	11,530	118,644
Armada Hoffler Properties, Inc.	6,322	72,703
ARMOUR Residential REIT, Inc.	9,310	52,415
Blackstone Mtg. Trust, Inc., Class A	9,935	210,324

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Brandywine Realty Trust	12,089	$ 74,347
CareTrust REIT, Inc.	6,837	127,031
Centerspace	1,062	62,308
Chatham Lodging Trust	3,439	42,197
City Office REIT, Inc.	1,160	9,721
Community Healthcare Trust, Inc.	2,198	78,688
Corporate Office Properties Trust	2,900	75,226
CTO Realty Growth, Inc.	640	11,699
DiamondRock Hospitality Co.	20,442	167,420
Douglas Emmett, Inc.	36,848	577,777
Dynex Capital, Inc.	12,690	161,417
Easterly Government Properties, Inc.	6,396	91,271
Ellington Financial, Inc.	5,576	68,975
Elme Communities	6,166	109,755
Equity Commonwealth	5,020	125,349
Essential Properties Realty Trust, Inc.	12,572	295,065
First Industrial Realty Trust, Inc.	1,225	59,119
Four Corners Property Trust, Inc.	5,911	153,272
Franklin BSP Realty Trust, Inc.	5,811	74,962
Franklin Street Properties Corp.	6,474	17,674
Getty Realty Corp.	5,066	171,484
Gladstone Commercial Corp.	1,040	19,240
Global Medical REIT, Inc.	1,530	14,504
Global Net Lease, Inc.	7,313	91,924
Granite Point Mtg. Trust, Inc.	3,689	19,773
Healthcare Realty Trust, Inc.	5,970	115,042
Hersha Hospitality Trust, Class A	2,319	19,758
Hudson Pacific Properties, Inc.	9,036	87,920
Independence Realty Trust, Inc.	7,390	124,595
Industrial Logistics Properties Trust	4,620	15,107
Innovative Industrial Properties, Inc.	3,781	383,204
Invesco Mtg. Capital, Inc.	2,491	31,710
iStar, Inc.	6,109	46,612
Kite Realty Group Trust	6,438	135,520
KKR Real Estate Finance Trust, Inc.	12,103	168,958
Ladder Capital Corp.	11,010	110,540
LTC Properties, Inc.	2,854	101,403
LXP Industrial Trust	19,427	194,659
Macerich Co.	2,440	27,474
National Storage Affiliates Trust	2,010	72,601
NETSTREIT Corp.	3,270	59,939
New York Mtg. Trust, Inc.	26,145	66,931
NexPoint Residential Trust, Inc.	1,602	69,719
Office Properties Income Trust	3,422	45,684
Orion Office REIT, Inc.	3,990	34,075
Outfront Media, Inc.	10,294	170,675
PennyMac Mtg. Investment Trust	6,266	77,636
Phillips Edison & Co., Inc.	2,240	71,322
Physicians Realty Trust	5,990	86,675
Piedmont Office Realty Trust, Inc., Class A	4,080	37,414
Plymouth Industrial REIT, Inc.	970	18,605
PotlatchDeltic Corp.	3,900	171,561
Ready Capital Corp.	6,930	77,200
Redwood Trust, Inc.	10,647	71,974
Retail Opportunity Investments Corp.	9,735	146,317
RLJ Lodging Trust	9,770	103,464
RPT Realty	6,007	60,310
Ryman Hospitality Properties, Inc.	1,750	143,115
Sabra Health Care REIT, Inc.	6,170	76,693
Safehold, Inc.	1,709	48,912
Saul Centers, Inc.	909	36,978
Security Description	Shares or Principal Amount	Value

REITS (continued)
Service Properties Trust	11,658	$ 84,987
SITE Centers Corp.	22,577	308,402
STAG Industrial, Inc.	4,750	153,472
Summit Hotel Properties, Inc.	7,532	54,381
Sunstone Hotel Investors, Inc.	14,825	143,210
Tanger Factory Outlet Centers, Inc.	7,352	131,895
Terreno Realty Corp.	10,325	587,183
TPG RE Finance Trust, Inc.	1,880	12,765
Two Harbors Investment Corp.	6,086	95,976
UMH Properties, Inc.	6,790	109,319
Uniti Group, Inc.	23,183	128,202
Universal Health Realty Income Trust	895	42,718
Urban Edge Properties	8,275	116,595
Urstadt Biddle Properties, Inc., Class A	2,103	39,852
Veris Residential, Inc.†	5,583	88,937
Whitestone REIT	3,271	31,532
Xenia Hotels & Resorts, Inc.	8,872	116,933
		10,197,752
Retail — 3.9%
Abercrombie & Fitch Co., Class A†	10,764	246,603
Academy Sports & Outdoors, Inc.	9,438	495,872
American Eagle Outfitters, Inc.	12,275	171,359
America's Car-Mart, Inc.†	408	29,482
Asbury Automotive Group, Inc.†	5,899	1,057,396
Bed Bath & Beyond, Inc.†	5,403	13,562
Big Lots, Inc.	2,039	29,973
BJ's Restaurants, Inc.†	1,648	43,474
BJ's Wholesale Club Holdings, Inc.†	1,620	107,179
Bloomin' Brands, Inc.	16,176	325,461
BlueLinx Holdings, Inc.†	1,860	132,265
Boot Barn Holdings, Inc.†	2,100	131,292
Brinker International, Inc.†	3,102	98,985
Buckle, Inc.	2,082	94,419
Caleres, Inc.	2,569	57,237
Cheesecake Factory, Inc.	3,369	106,831
Chico's FAS, Inc.†	8,814	43,365
Children's Place, Inc.†	918	33,434
Chuy's Holdings, Inc.†	1,268	35,884
Dave & Buster's Entertainment, Inc.†	2,957	104,796
Designer Brands, Inc., Class A	3,583	35,042
Dillard's, Inc., Class A	385	124,432
Dine Brands Global, Inc.	4,805	310,403
El Pollo Loco Holdings, Inc.	1,384	13,785
Genesco, Inc.†	875	40,267
GMS, Inc.†	2,988	148,802
Group 1 Automotive, Inc.	2,137	385,451
Guess?, Inc.	6,108	126,375
Haverty Furniture Cos., Inc.	932	27,867
Hibbett, Inc.	2,162	147,492
Jack in the Box, Inc.	1,484	101,253
La-Z-Boy, Inc.	3,032	69,190
Leslie's, Inc.†	10,446	127,546
Lithia Motors, Inc.	170	34,806
MarineMax, Inc.†	1,517	47,361
Movado Group, Inc.	1,120	36,120
National Vision Holdings, Inc.†	5,560	215,506
Nu Skin Enterprises, Inc., Class A	6,272	264,427
ODP Corp.†	7,220	328,799
Patrick Industries, Inc.	1,517	91,930
PC Connection, Inc.	796	37,332
PetMed Express, Inc.	1,485	26,284
PriceSmart, Inc.	1,764	107,216

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Rush Enterprises, Inc., Class A	960	$ 50,189
Ruth's Hospitality Group, Inc.	2,136	33,065
Sally Beauty Holdings, Inc.†	7,540	94,401
Shake Shack, Inc., Class A†	2,629	109,182
Shoe Carnival, Inc.	1,206	28,835
Signet Jewelers, Ltd.	4,458	303,144
Sonic Automotive, Inc., Class A	3,606	177,668
World Fuel Services Corp.	4,363	119,241
Zumiez, Inc.†	4,557	99,069
		7,221,349
Savings & Loans — 1.2%
Axos Financial, Inc.†	5,872	224,428
Banc of California, Inc.	5,432	86,532
Berkshire Hills Bancorp, Inc.	3,172	94,843
Brookline Bancorp, Inc.	18,534	262,256
Capitol Federal Financial, Inc.	9,099	78,706
HomeTrust Bancshares, Inc.	1,340	32,388
Northfield Bancorp, Inc.	9,972	156,859
Northwest Bancshares, Inc.	8,947	125,079
OceanFirst Financial Corp.	22,720	482,800
Pacific Premier Bancorp, Inc.	6,694	211,263
Provident Financial Services, Inc.	5,304	113,293
Washington Federal, Inc.	3,900	130,845
WaterStone Financial, Inc.	340	5,862
WSFS Financial Corp.	4,339	196,730
		2,201,884
Semiconductors — 3.0%
Allegro MicroSystems, Inc.†	32,864	986,577
Alpha & Omega Semiconductor, Ltd.†	1,564	44,684
Amkor Technology, Inc.	4,230	101,435
Axcelis Technologies, Inc.†	4,925	390,848
CEVA, Inc.†	1,634	41,798
Cirrus Logic, Inc.†	890	66,287
Cohu, Inc.†	8,656	277,425
Diodes, Inc.†	3,204	243,953
FormFactor, Inc.†	5,427	120,642
Kulicke & Soffa Industries, Inc.	4,091	181,068
MACOM Technology Solutions Holdings, Inc.†	16,619	1,046,665
MaxLinear, Inc.†	7,053	239,449
Onto Innovation, Inc.†	3,489	237,566
Photronics, Inc.†	4,347	73,160
Rambus, Inc.†	11,383	407,739
Semtech Corp.†	5,325	152,774
Silicon Laboratories, Inc.†	4,680	634,936
SiTime Corp.†	710	72,150
SMART Global Holdings, Inc.†	3,426	50,979
Ultra Clean Holdings, Inc.†	3,206	106,279
Veeco Instruments, Inc.†	8,623	160,215
		5,636,629
Software — 3.7%
8x8, Inc.†	7,869	33,994
Adeia, Inc.	16,142	153,026
Agilysys, Inc.†	1,395	110,400
Alkami Technology, Inc.†	695	10,140
Allscripts Healthcare Solutions, Inc.†	13,748	242,515
Apollo Medical Holdings, Inc.†	2,798	82,793
Asana, Inc., Class A†	10,910	150,231
Avid Technology, Inc.†	2,340	62,221
Security Description	Shares or Principal Amount	Value

Software (continued)
Bandwidth, Inc., Class A†	3,930	$ 90,194
Blackline, Inc.†	3,110	209,210
Box, Inc., Class A†	44,794	1,394,437
Cardlytics, Inc.†	2,950	17,051
Cerence, Inc.†	2,775	51,421
CommVault Systems, Inc.†	13,756	864,427
Computer Programs & Systems, Inc.†	1,002	27,274
Consensus Cloud Solutions, Inc.†	1,243	66,824
CSG Systems International, Inc.	2,136	122,179
Digi International, Inc.†	2,487	90,900
Digital Turbine, Inc.†	6,349	96,759
DigitalOcean Holdings, Inc.†	3,274	83,389
Donnelley Financial Solutions, Inc.†	3,984	153,982
Ebix, Inc.	1,655	33,034
eGain Corp.†	30,840	278,485
Envestnet, Inc.†	2,020	124,634
Evolent Health, Inc., Class A†	2,080	58,406
Health Catalyst, Inc.†	18,820	200,057
LivePerson, Inc.†	4,936	50,051
Momentive Global, Inc.†	13,040	91,280
NextGen Healthcare, Inc.†	3,858	72,453
PagerDuty, Inc.†	5,840	155,110
Paycor HCM, Inc.†	3,173	77,643
PDF Solutions, Inc.†	2,081	59,350
Progress Software Corp.	3,030	152,863
Simulations Plus, Inc.	1,130	41,324
Sprout Social, Inc., Class A†	1,960	110,662
SPS Commerce, Inc.†	2,699	346,633
Teradata Corp.†	10,931	367,937
Upland Software, Inc.†	6,080	43,350
Workiva, Inc.†	3,425	287,597
Zuora, Inc., Class A†	17,850	113,526
		6,777,762
Telecommunications — 2.6%
A10 Networks, Inc.	4,502	74,868
ADTRAN Holdings, Inc.	4,979	93,555
ATN International, Inc.	755	34,209
Aviat Networks, Inc.†	2,566	80,034
Calix, Inc.†	7,780	532,385
Ciena Corp.†	10,798	550,482
Clearfield, Inc.†	806	75,877
CommScope Holding Co., Inc.†	57,360	421,596
Consolidated Communications Holdings, Inc.†	5,204	18,630
EchoStar Corp., Class A†	9,370	156,292
Extreme Networks, Inc.†	9,254	169,441
Gogo, Inc.†	8,093	119,453
Harmonic, Inc.†	7,429	97,320
InterDigital, Inc.	2,090	103,413
Maxar Technologies, Inc.	21,333	1,103,770
NETGEAR, Inc.†	2,036	36,872
Ooma, Inc.†	6,430	87,577
Shenandoah Telecommunications Co.	3,530	56,056
Telephone & Data Systems, Inc.	7,033	73,776
Viavi Solutions, Inc.†	84,434	887,401
		4,773,007
Textiles — 0.2%
UniFirst Corp.	2,132	411,455
Transportation — 1.2%
ArcBest Corp.	7,070	495,183

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Atlas Air Worldwide Holdings, Inc.†	3,526	$ 355,421
Dorian LPG, Ltd.	5,022	95,167
Eagle Bulk Shipping, Inc.	730	36,456
Forward Air Corp.	1,874	196,564
Heartland Express, Inc.	3,282	50,346
Hub Group, Inc., Class A†	6,431	511,200
Marten Transport, Ltd.	4,057	80,247
Matson, Inc.	4,692	293,297
Radiant Logistics, Inc.†	4,130	21,022
Safe Bulkers, Inc.	8,580	24,968
Schneider National, Inc., Class B	3,400	79,560
Werner Enterprises, Inc.	700	28,182
		2,267,613
Trucking & Leasing — 0.1%
Greenbrier Cos., Inc.	6,890	231,022
Water — 0.9%
American States Water Co.	4,889	452,477
California Water Service Group	3,863	234,252
Middlesex Water Co.	1,243	97,787
SJW Group	10,448	848,273
		1,632,789
Total Common Stocks (cost $176,755,247)		181,951,421
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Core S&P Small-Cap ETF (cost $649,189)	7,161	677,717
WARRANTS — 0.0%
Aerospace/Defense — 0.0%
Triumph Group, Inc. Expires 12/19/2023†	1,383	926
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026†	231	$ 7,600
Total Warrants (cost $0)		8,526
Total Long-Term Investment Securities (cost $177,404,436)		182,637,664
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42%(2)	2,229,549	2,229,995
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(3)	$ 70,000	67,635
Total Short-Term Investments (cost $2,297,685)		2,297,630
TOTAL INVESTMENTS (cost $179,702,121)	99.6%	184,935,294
Other assets less liabilities	0.4	757,605
NET ASSETS	100.0%	$185,692,899
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of December 31, 2022.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
12	Long	E-Mini Russell 2000 Index	March 2023	$1,080,986	$1,062,540	$(18,446)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$6,437,361	$—	$0	$6,437,361
Other Industries	175,514,060	—	—	175,514,060
Unaffiliated Investment Companies	677,717	—	—	677,717
Warrants	8,526	—	—	8,526
Short-Term Investments:
U.S. Government	—	67,635	—	67,635
Other Short-Term Investments	2,229,995	—	—	2,229,995
Total Investments at Value	$184,867,659	$67,635	$0	$184,935,294
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$18,446	$—	$—	$18,446
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Australia — 5.1%
Ampol, Ltd.	1,602	$ 30,846
ANZ Group Holdings, Ltd.†	48,575	782,490
APA Group	7,932	58,109
Aristocrat Leisure, Ltd.	4,015	83,430
ASX, Ltd.	1,301	60,251
Aurizon Holdings, Ltd.	12,375	31,427
BHP Group, Ltd.	43,486	1,350,988
BHP Group, Ltd. (LSE)	24,748	768,921
BlueScope Steel, Ltd.	3,164	36,277
Brambles, Ltd.	9,324	76,623
Challenger, Ltd.	47,084	244,275
Cochlear, Ltd.	442	61,427
Coles Group, Ltd.	8,983	102,261
Commonwealth Bank of Australia	11,439	799,074
Computershare, Ltd.	3,653	65,163
CSL, Ltd.	3,238	634,394
Dexus	7,231	38,155
Endeavour Group, Ltd.	9,030	39,471
Fortescue Metals Group, Ltd.	11,384	158,969
Goodman Group	11,378	134,483
GPT Group	12,878	36,826
IDP Education, Ltd.	1,391	25,741
IGO, Ltd.	138,225	1,266,727
Insurance Australia Group, Ltd.†	16,572	53,594
Lendlease Corp., Ltd.	4,589	24,495
Lottery Corp., Ltd.†	14,963	45,640
Macquarie Group, Ltd.	16,144	1,835,165
Medibank Private, Ltd.	18,514	37,186
Mineral Resources, Ltd.	1,146	60,236
Mirvac Group	26,527	38,470
National Australia Bank, Ltd.	21,291	435,749
Newcrest Mining, Ltd.	6,004	84,373
Northern Star Resources, Ltd.	7,833	58,184
Orica, Ltd.	2,998	30,740
Origin Energy, Ltd.	11,582	60,877
Pilbara Minerals, Ltd.†	17,056	43,547
Qantas Airways, Ltd.†	6,157	25,194
QBE Insurance Group, Ltd.	9,972	91,182
Ramsay Health Care, Ltd.	1,231	54,227
REA Group, Ltd.	355	26,781
Reece, Ltd.	1,506	14,509
Rio Tinto, Ltd.	19,922	1,578,973
Santos, Ltd.	21,465	104,347
Scentre Group	245,829	482,033
SEEK, Ltd.	2,265	32,308
Sonic Healthcare, Ltd.	3,066	62,562
South32, Ltd.	181,791	495,090
Stockland†	16,048	39,662
Suncorp Group, Ltd.	8,488	69,580
Telstra Group, Ltd.†	27,187	73,856
Transurban Group	20,670	182,670
Treasury Wine Estates, Ltd.	4,853	44,970
Vicinity, Ltd.	26,013	35,422
Washington H. Soul Pattinson & Co., Ltd.†	1,456	27,420
Wesfarmers, Ltd.	7,625	238,341
Westpac Banking Corp.	23,537	374,188
WiseTech Global, Ltd.	987	34,104
Woodside Energy Group, Ltd.	12,765	308,011
Woodside Energy Group, Ltd. (LSE)	4,164	100,178
Security Description	Shares or Principal Amount	Value

Australia (continued)
Woolworths Group, Ltd.	8,161	$ 186,473
Worley, Ltd.	58,563	598,089
		14,974,754
Austria — 0.5%
Erste Group Bank AG	42,261	1,352,624
OMV AG	990	50,974
Verbund AG	458	38,560
voestalpine AG	773	20,504
		1,462,662
Belgium — 1.0%
Ageas SA/NV	1,084	48,062
Anheuser-Busch InBev SA NV	5,839	351,708
D'ieteren Group	166	31,843
Elia Group SA	221	31,416
Groupe Bruxelles Lambert NV	669	53,409
KBC Group NV	1,682	108,174
Sofina SA	103	22,669
Solvay SA, Class A	498	50,355
UCB SA	14,601	1,149,716
Umicore SA	30,193	1,109,225
Warehouses De Pauw CVA	1,086	31,039
		2,987,616
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	4,000	20,934
Hongkong Land Holdings, Ltd.	7,500	34,500
Jardine Matheson Holdings, Ltd.	1,103	56,143
		111,577
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	175,198	438,348
Canada — 2.0%
Canadian National Railway Co.	7,365	874,879
Definity Financial Corp.	6,247	177,536
Element Fleet Management Corp.	60,644	826,353
Magna International, Inc.	12,226	686,857
Manulife Financial Corp.	27,350	487,816
National Bank of Canada	13,714	924,024
Sun Life Financial, Inc.	20,237	939,361
Toronto-Dominion Bank	14,485	937,888
		5,854,714
Cayman Islands — 0.7%
Alibaba Group Holding, Ltd.†	43,424	479,834
Alibaba Group Holding, Ltd. ADR†	1,264	111,346
Budweiser Brewing Co. APAC, Ltd.*	11,600	36,485
CK Asset Holdings, Ltd.	13,360	82,243
CK Hutchison Holdings, Ltd.	17,860	107,200
ESR Group, Ltd.*	13,400	28,120
Futu Holdings, Ltd. ADR†	401	16,301
Grab Holdings, Ltd., Class A†	8,661	27,888
Sands China, Ltd.†	16,400	54,418
Sea, Ltd. ADR†	2,429	126,381
SITC International Holdings Co., Ltd.	9,000	20,017
Tencent Holdings, Ltd.	18,100	774,510
WH Group, Ltd.*	56,000	32,572
Wharf Real Estate Investment Co., Ltd.	11,000	64,122
Xinyi Glass Holdings, Ltd.	12,000	22,354
XP, Inc., Class A†	11,461	175,812
		2,159,603

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China — 0.2%
PICC Property & Casualty Co., Ltd.	458,000	$ 434,796
Ping An Insurance Group Co. of China, Ltd.	35,500	234,910
		669,706
Denmark — 2.2%
AP Moller-Maersk A/S, Series A	21	46,463
AP Moller-Maersk A/S, Series B	34	76,450
Carlsberg A/S, Class B	654	86,914
Chr. Hansen Holding A/S	709	51,000
Coloplast A/S, Class B	799	93,394
Danske Bank A/S	4,637	91,648
Demant A/S†	614	17,019
DSV A/S	1,258	198,566
Genmab A/S†	1,207	510,996
Novo Nordisk A/S, Class B	24,079	3,251,296
Novozymes A/S, Class B	1,375	69,652
Orsted A/S*	1,272	115,595
Pandora A/S	610	42,860
ROCKWOOL A/S, Class B	59	13,869
Tryg A/S	2,421	57,625
Vestas Wind Systems A/S	59,458	1,729,784
		6,453,131
Finland — 0.9%
Elisa Oyj	956	50,615
Fortum Oyj	2,986	49,672
Kesko Oyj, Class B	1,836	40,525
Kone Oyj, Class B	2,285	118,141
Neste Oyj	2,844	130,968
Nokia Oyj	36,380	168,506
Nordea Bank Abp	22,602	241,900
Orion Oyj, Class B	717	39,327
Sampo Oyj, Class A	21,842	1,141,449
Stora Enso Oyj, Class R	41,385	582,552
UPM-Kymmene Oyj	3,588	134,158
Wartsila Oyj Abp	3,182	26,800
		2,724,613
France — 9.7%
Accor SA†	1,149	28,719
Aeroports de Paris†	200	26,804
Air Liquide SA	8,706	1,233,880
Alstom SA	2,150	52,519
Amundi SA*	411	23,318
Arkema SA	399	35,826
AXA SA	65,482	1,826,330
BioMerieux	279	29,244
BNP Paribas SA	18,253	1,040,447
Bollore SE	5,950	33,247
Bouygues SA	1,543	46,314
Bureau Veritas SA	1,977	52,082
Capgemini SE	1,101	183,797
Carrefour SA	48,573	813,201
Cie de Saint-Gobain	3,321	162,284
Cie Generale des Etablissements Michelin SCA	4,561	126,867
Covivio	315	18,697
Credit Agricole SA	8,137	85,630
Danone SA	4,316	227,446
Dassault Aviation SA	167	28,281
Dassault Systemes SE	4,481	160,665
Edenred	1,678	91,391
Security Description	Shares or Principal Amount	Value

France (continued)
Eiffage SA	560	$ 55,102
Electricite de France SA	3,919	50,341
Engie SA	87,114	1,248,446
EssilorLuxottica SA	11,747	2,127,617
Eurazeo SE	290	18,036
Gecina SA	309	31,473
Getlink SE	2,958	47,417
Hermes International	213	329,468
Ipsen SA	2,082	223,982
Kering SA	1,531	779,277
Klepierre SA	1,446	33,326
La Francaise des Jeux SAEM*	700	28,159
Legrand SA	18,686	1,496,581
L'Oreal SA	4,036	1,441,264
LVMH Moet Hennessy Louis Vuitton SE	1,861	1,354,433
Orange SA	13,412	133,246
Pernod Ricard SA	1,387	272,816
Publicis Groupe SA	1,536	97,699
Remy Cointreau SA	156	26,318
Renault SA†	1,292	43,254
Safran SA	6,651	832,419
Sanofi	42,503	4,087,479
Sartorius Stedim Biotech	186	60,229
Schneider Electric SE	15,300	2,140,916
SEB SA	166	13,905
Societe Generale SA	5,428	136,428
Sodexo SA	595	56,991
Teleperformance	2,462	586,914
Thales SA	717	91,564
TotalEnergies SE	62,130	3,900,637
Ubisoft Entertainment SA†	626	17,697
Valeo	1,374	24,562
Veolia Environnement SA	4,474	114,941
Vinci SA	3,615	361,002
Vivendi SE	4,844	46,221
Wendel SE	177	16,522
Worldline SA*†	1,608	62,878
		28,716,549
Germany — 8.7%
adidas AG	1,162	158,543
Allianz SE	2,746	590,536
BASF SE	15,520	770,695
Bayer AG	31,642	1,636,824
Bayerische Motoren Werke AG	18,712	1,670,122
Bayerische Motoren Werke AG (Preference Shares)	399	33,977
Bechtle AG	546	19,322
Beiersdorf AG	678	77,802
Brenntag SE	1,039	66,420
Carl Zeiss Meditec AG	271	34,202
Commerzbank AG†	7,156	67,685
Continental AG	739	44,284
Covestro AG*	11,323	443,012
Daimler Truck Holding AG†	3,043	94,285
Delivery Hero SE*†	1,143	54,789
Deutsche Bank AG	13,894	157,473
Deutsche Boerse AG	1,277	220,628
Deutsche Lufthansa AG†	4,018	33,398
Deutsche Post AG	6,664	250,956
Deutsche Telekom AG	21,790	434,733
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	12,815	1,299,763

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
E.ON SE	15,093	$ 150,803
Evonik Industries AG	1,410	27,070
Evotec SE†	11,043	180,388
Fresenius Medical Care AG & Co. KGaA	1,381	45,191
Fresenius SE & Co. KGaA	19,836	557,378
GEA Group AG	1,018	41,627
Hannover Rueck SE	405	80,420
HeidelbergCement AG	974	55,551
HelloFresh SE†	1,111	24,416
Henkel AG & Co. KGaA	699	45,082
Henkel AG & Co. KGaA (Preference Shares)	1,198	83,382
Infineon Technologies AG	53,978	1,642,706
KION Group AG	8,911	255,353
Knorr-Bremse AG	488	26,662
LEG Immobilien SE	498	32,443
Mercedes-Benz Group AG	5,394	354,524
Merck KGaA	4,394	850,873
MTU Aero Engines AG	359	77,704
Muenchener Rueckversicherungs-Gesellschaft AG	5,309	1,727,637
Nemetschek SE	385	19,654
Porsche Automobil Holding SE (Preference Shares)	1,029	56,440
Puma SE	710	43,093
Rational AG	34	20,199
Rheinmetall AG	293	58,353
RWE AG	4,319	192,282
SAP SE	35,941	3,708,415
Sartorius AG	164	64,850
Scout24 SE*	539	27,077
Siemens AG	34,348	4,766,577
Siemens Energy AG	2,931	55,141
Siemens Healthineers AG*	16,812	840,972
Stroeer SE & Co. KGaA	4,159	193,929
Symrise AG	893	97,168
Telefonica Deutschland Holding AG	6,935	17,096
United Internet AG	647	13,083
Volkswagen AG	197	31,136
Volkswagen AG (Preference Shares)	1,248	155,528
Vonovia SE	4,815	113,496
Zalando SE*†	24,165	856,470
		25,749,618
Hong Kong — 2.3%
AIA Group, Ltd.	288,600	3,209,358
Beijing Enterprises Holdings, Ltd.	55,500	177,760
BOC Hong Kong Holdings, Ltd.	286,500	976,356
CLP Holdings, Ltd.	11,000	80,258
Galaxy Entertainment Group, Ltd.	15,000	99,162
Hang Lung Properties, Ltd.	14,000	27,371
Hang Seng Bank, Ltd.	5,100	84,810
Henderson Land Development Co., Ltd.	10,062	35,128
Hong Kong & China Gas Co., Ltd.	75,533	71,803
Hong Kong Exchanges & Clearing, Ltd.	23,463	1,013,615
Link REIT	14,200	104,243
MTR Corp., Ltd.	10,500	55,625
New World Development Co., Ltd.	10,000	28,185
Power Assets Holdings, Ltd.	9,500	52,031
Sino Land Co., Ltd.	24,000	30,010
Sun Hung Kai Properties, Ltd.	9,500	129,986
Swire Pacific, Ltd., Class A	3,500	30,805
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Swire Properties, Ltd.	7,800	$ 19,826
Techtronic Industries Co., Ltd.	53,000	591,420
		6,817,752
India — 0.5%
HDFC Bank, Ltd. ADR	15,694	1,073,627
Housing Development Finance Corp., Ltd.	15,816	505,087
		1,578,714
Indonesia — 0.2%
Bank Central Asia Tbk PT	896,300	492,267
Ireland — 0.4%
AIB Group PLC	7,189	27,827
Bank of Ireland Group PLC	7,195	68,547
CRH PLC	5,076	201,098
DCC PLC	8,225	405,699
Flutter Entertainment PLC†	1,123	153,630
James Hardie Industries PLC	2,996	53,851
Kerry Group PLC, Class A	1,071	96,577
Kingspan Group PLC	1,038	56,201
Smurfit Kappa Group PLC	1,662	61,485
		1,124,915
Isle of Man — 0.0%
Entain PLC	3,958	63,234
Israel — 0.5%
Azrieli Group, Ltd.	283	18,802
Bank Hapoalim BM	8,538	77,024
Bank Leumi Le-Israel BM	10,379	86,517
Bezeq The Israeli Telecommunication Corp., Ltd.	13,837	23,872
Check Point Software Technologies, Ltd.†	674	85,032
CyberArk Software, Ltd.†	274	35,524
Elbit Systems, Ltd.	179	29,129
ICL Group, Ltd.	4,759	34,319
Israel Discount Bank, Ltd., Class A	8,316	43,706
Mizrahi Tefahot Bank, Ltd.†	1,037	33,594
NICE, Ltd.†	427	82,775
NICE, Ltd. ADR†	3,526	678,050
Teva Pharmaceutical Industries, Ltd. ADR†	7,466	68,090
Tower Semiconductor, Ltd.†	735	32,073
Wix.com, Ltd.†	385	29,579
ZIM Integrated Shipping Services, Ltd.	559	9,609
		1,367,695
Italy — 1.8%
Amplifon SpA	829	24,688
Assicurazioni Generali SpA	7,467	132,805
DiaSorin SpA	168	23,451
Enel SpA	54,678	294,406
Eni SpA	16,807	239,029
FinecoBank Banca Fineco SpA	80,762	1,341,730
Infrastrutture Wireless Italiane SpA*	2,239	22,563
Intesa Sanpaolo SpA	660,741	1,469,748
Mediobanca Banca di Credito Finanziario SpA	4,069	39,131
Moncler SpA	12,094	640,828
Nexi SpA*†	3,968	31,287
Poste Italiane SpA*	3,512	34,308
Prysmian SpA	20,810	772,088
Recordati Industria Chimica e Farmaceutica SpA	703	29,160

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Snam SpA	13,556	$ 65,691
Telecom Italia SpA†	66,219	15,332
Terna - Rete Elettrica Nazionale SpA	9,459	69,865
UniCredit SpA	12,915	183,484
		5,429,594
Japan — 20.0%
Advantest Corp.	1,300	83,999
Aeon Co., Ltd.	4,400	93,304
AGC, Inc.	1,300	43,535
Aisin Corp.	1,000	26,897
Ajinomoto Co., Inc.	3,100	95,216
ANA Holdings, Inc.†	1,100	23,468
Asahi Group Holdings, Ltd.	3,100	97,294
Asahi Intecc Co., Ltd.	1,500	24,733
Asahi Kasei Corp.	63,600	456,210
Astellas Pharma, Inc.	85,000	1,299,547
Azbil Corp.	800	20,268
Bandai Namco Holdings, Inc.	1,300	82,354
Bridgestone Corp.	41,600	1,486,937
Brother Industries, Ltd.	1,600	24,468
Canon, Inc.	6,700	145,778
Capcom Co., Ltd.	1,200	38,494
Central Japan Railway Co.	4,000	493,904
Chiba Bank, Ltd.†	3,600	26,388
Chubu Electric Power Co., Inc.	4,300	44,625
Chugai Pharmaceutical Co., Ltd.	4,500	115,483
Concordia Financial Group, Ltd.	7,300	30,593
CyberAgent, Inc.	48,304	429,892
Dai Nippon Printing Co., Ltd.	1,500	30,288
Daifuku Co., Ltd.	648	30,514
Dai-ichi Life Holdings, Inc.	6,600	150,567
Daiichi Sankyo Co., Ltd.	11,800	382,124
Daikin Industries, Ltd.	9,800	1,508,382
Daito Trust Construction Co., Ltd.	400	41,268
Daiwa House Industry Co., Ltd.	4,000	92,624
Daiwa House REIT Investment Corp.	15	33,534
Daiwa Securities Group, Inc.	9,000	39,980
Denso Corp.	12,700	632,484
Dentsu Group, Inc.	1,400	44,217
Disco Corp.	3,400	977,979
East Japan Railway Co.	2,000	114,599
Eisai Co., Ltd.	1,700	112,746
Electric Power Development Co., Ltd.	21,000	335,386
ENEOS Holdings, Inc.	20,650	70,491
FANUC Corp.	1,300	196,476
Fast Retailing Co., Ltd.	400	245,443
Fuji Electric Co., Ltd.	800	30,661
FUJIFILM Holdings Corp.	2,400	121,152
Fujitsu, Ltd.	1,300	174,486
GLP J-REIT	29	33,433
GMO Payment Gateway, Inc.	300	24,962
Hakuhodo DY Holdings, Inc.	1,600	16,215
Hamamatsu Photonics KK	10,400	500,823
Hankyu Hanshin Holdings, Inc.†	1,500	44,803
Hikari Tsushin, Inc.	100	14,188
Hirose Electric Co., Ltd.	225	28,459
Hitachi Construction Machinery Co., Ltd.	700	15,783
Hitachi, Ltd.	6,500	331,389
Honda Motor Co., Ltd.	19,900	459,744
Hoshizaki Corp.	700	24,829
Hoya Corp.	2,400	232,338
Security Description	Shares or Principal Amount	Value

Japan (continued)
Hulic Co., Ltd.†	2,600	$ 20,603
Ibiden Co., Ltd.	800	29,168
Idemitsu Kosan Co., Ltd.	1,379	32,258
Iida Group Holdings Co., Ltd.	1,000	15,247
Inpex Corp.	7,000	74,459
Isuzu Motors, Ltd.	3,900	45,972
Ito En, Ltd.	319	11,643
ITOCHU Corp.	8,000	252,728
Itochu Techno-Solutions Corp.	600	14,035
Japan Airlines Co., Ltd.†	1,000	20,535
Japan Exchange Group, Inc.	3,400	49,158
Japan Metropolitan Fund Investment Corp.	47	37,495
Japan Post Bank Co., Ltd.	2,800	24,066
Japan Post Holdings Co., Ltd.	16,000	135,264
Japan Post Insurance Co., Ltd.	1,300	22,991
Japan Real Estate Investment Corp.	8	35,172
Japan Tobacco, Inc.	8,100	164,234
JFE Holdings, Inc.	3,300	38,622
JSR Corp.	1,200	23,664
Kajima Corp.	2,800	32,771
Kakaku.com, Inc.	900	14,483
Kansai Electric Power Co., Inc.	4,700	45,804
Kao Corp.	3,200	128,132
KDDI Corp.	53,200	1,614,160
Keio Corp.	700	25,815
Keisei Electric Railway Co., Ltd.	900	25,751
Keyence Corp.	4,500	1,763,106
Kikkoman Corp.	1,000	52,880
Kintetsu Group Holdings Co., Ltd.	1,100	36,502
Kirin Holdings Co., Ltd.	26,500	406,061
Kobayashi Pharmaceutical Co., Ltd.	399	27,453
Kobe Bussan Co., Ltd.	964	27,839
Koei Tecmo Holdings Co., Ltd.†	780	14,216
Koito Manufacturing Co., Ltd.	1,400	21,196
Komatsu, Ltd.	6,200	135,867
Konami Group Corp.	600	27,294
Kose Corp.	240	26,370
Kubota Corp.	57,700	798,849
Kurita Water Industries, Ltd.	700	29,122
Kyocera Corp.	2,200	109,832
Kyowa Kirin Co., Ltd.	1,800	41,420
Lasertec Corp.†	490	81,188
LIXIL Corp.	1,900	28,969
M3, Inc.†	3,000	81,789
Makita Corp.	14,700	344,986
Marubeni Corp.	10,400	120,055
Mazda Motor Corp.	3,800	29,099
McDonald's Holdings Co. Japan, Ltd.	600	22,836
MEIJI Holdings Co., Ltd.	700	35,949
Minebea Mitsumi, Inc.	2,400	36,044
MISUMI Group, Inc.	30,300	664,688
Mitsubishi Chemical Group Corp.	8,600	44,868
Mitsubishi Corp.	24,300	793,027
Mitsubishi Electric Corp.	83,600	836,701
Mitsubishi Estate Co., Ltd.	7,900	102,994
Mitsubishi HC Capital, Inc.	54,400	269,016
Mitsubishi Heavy Industries, Ltd.	2,100	83,750
Mitsubishi UFJ Financial Group, Inc.	511,000	3,461,437
Mitsui & Co., Ltd.	9,600	281,841
Mitsui Chemicals, Inc.	1,200	27,202
Mitsui Fudosan Co., Ltd.	43,700	804,807
Mitsui OSK Lines, Ltd.	2,300	57,658

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mizuho Financial Group, Inc.	16,240	$ 229,667
MonotaRO Co., Ltd.	1,700	24,054
MS&AD Insurance Group Holdings, Inc.	3,000	96,556
Murata Manufacturing Co., Ltd.	29,600	1,485,864
Nabtesco Corp.	33,700	864,070
NEC Corp.	1,600	56,507
Nexon Co., Ltd.	3,200	72,222
NGK Insulators, Ltd.	1,600	20,457
Nidec Corp.	3,000	156,332
Nihon M&A Center Holdings, Inc.	2,040	25,321
Nintendo Co., Ltd.	7,400	311,923
Nippon Building Fund, Inc.	10	44,803
Nippon Express Holdings, Inc.	462	26,543
Nippon Paint Holdings Co., Ltd.	5,600	44,334
Nippon Prologis REIT, Inc.	14	32,909
Nippon Sanso Holdings Corp.	1,200	17,519
Nippon Shinyaku Co., Ltd.	300	17,098
Nippon Steel Corp.	5,400	94,307
Nippon Telegraph & Telephone Corp.	72,900	2,089,682
Nippon Yusen KK	3,300	78,200
Nissan Chemical Corp.	800	35,233
Nissan Motor Co., Ltd.	15,600	49,698
Nisshin Seifun Group, Inc.	1,300	16,374
Nissin Foods Holdings Co., Ltd.	400	31,759
Nitori Holdings Co., Ltd.	500	64,957
Nitto Denko Corp.	1,000	58,290
Nomura Holdings, Inc.	19,600	72,970
Nomura Real Estate Holdings, Inc.	800	17,251
Nomura Real Estate Master Fund, Inc.	28	34,776
Nomura Research Institute, Ltd.	2,300	54,591
NTT Data Corp.	63,400	933,319
Obayashi Corp.	4,400	33,459
OBIC Co., Ltd.	500	73,949
Odakyu Electric Railway Co., Ltd.	2,000	26,074
Oji Holdings Corp.	5,400	21,849
Olympus Corp.	8,200	146,955
Omron Corp.	5,800	283,062
Ono Pharmaceutical Co., Ltd.	2,400	56,379
Open House Group Co., Ltd.	500	18,363
Oracle Corp. Japan	300	19,476
Oriental Land Co., Ltd.	1,300	189,790
ORIX Corp.	8,000	129,137
Osaka Gas Co., Ltd.	2,500	40,575
Otsuka Corp.	800	25,328
Otsuka Holdings Co., Ltd.	16,200	531,401
Pan Pacific International Holdings Corp.	2,600	48,596
Panasonic Holdings Corp.	70,100	593,158
Persol Holdings Co., Ltd.	1,201	25,880
Rakuten Group, Inc.†	5,900	26,794
Recruit Holdings Co., Ltd.	42,600	1,355,838
Renesas Electronics Corp.†	35,321	318,519
Resona Holdings, Inc.	14,500	79,902
Ricoh Co., Ltd.	3,900	29,925
Rohm Co., Ltd.	600	43,569
SBI Holdings, Inc.	1,600	30,686
SCSK Corp.	1,024	15,613
Secom Co., Ltd.	1,400	80,465
Seiko Epson Corp.	1,900	27,883
Sekisui Chemical Co., Ltd.	60,800	854,739
Sekisui House, Ltd.	4,100	72,900
Seven & i Holdings Co., Ltd.	26,500	1,142,868
Security Description	Shares or Principal Amount	Value

Japan (continued)
SG Holdings Co., Ltd.	1,944	$ 27,107
Sharp Corp.	1,500	10,801
Shimadzu Corp.	1,600	45,657
Shimano, Inc.	500	79,701
Shimizu Corp.	3,700	19,848
Shin-Etsu Chemical Co., Ltd.	2,500	309,071
Shionogi & Co., Ltd.	1,800	90,329
Shiseido Co., Ltd.	2,700	133,128
Shizuoka Financial Group, Inc.†	3,000	24,116
SMC Corp.	3,600	1,524,596
SoftBank Corp.	19,300	218,824
SoftBank Group Corp.	14,700	632,176
Sompo Holdings, Inc.	2,100	93,767
Sony Group Corp.	38,500	2,943,824
Square Enix Holdings Co., Ltd.	600	28,025
Stanley Electric Co., Ltd.	12,900	248,584
Subaru Corp.	4,100	63,340
SUMCO Corp.	2,312	30,952
Sumitomo Chemical Co., Ltd.	10,000	36,117
Sumitomo Corp.	42,200	706,120
Sumitomo Electric Industries, Ltd.	4,800	55,026
Sumitomo Metal Mining Co., Ltd.	1,700	60,505
Sumitomo Mitsui Financial Group, Inc.	8,800	355,111
Sumitomo Mitsui Trust Holdings, Inc.	12,300	429,994
Sumitomo Realty & Development Co., Ltd.	2,100	49,940
Sumitomo Rubber Industries, Ltd.	13,600	119,378
Suntory Beverage & Food, Ltd.	900	30,859
Suzuki Motor Corp.	13,700	445,845
Sysmex Corp.	1,100	67,036
T&D Holdings, Inc.	3,600	52,173
Taisei Corp.	1,200	38,860
Takeda Pharmaceutical Co., Ltd.	10,100	316,375
TDK Corp.	2,600	85,881
TechnoPro Holdings, Inc.	20,900	561,357
Terumo Corp.	35,600	1,016,135
THK Co., Ltd.	11,300	216,546
TIS, Inc.†	1,552	41,153
Tobu Railway Co., Ltd.	1,300	30,509
Toho Co., Ltd.	700	27,095
Tokio Marine Holdings, Inc.	97,600	2,102,743
Tokyo Electric Power Co. Holdings, Inc.†	10,300	37,358
Tokyo Electron, Ltd.	2,600	770,253
Tokyo Gas Co., Ltd.	2,600	51,212
Tokyu Corp.	3,600	45,617
Toppan, Inc.	1,800	26,800
Toray Industries, Inc.	9,300	52,197
Toshiba Corp.	2,600	91,190
Tosoh Corp.	6,900	82,543
TOTO, Ltd.	900	30,860
Toyota Industries Corp.	1,000	55,166
Toyota Motor Corp.	235,900	3,257,915
Toyota Tsusho Corp.	1,400	52,111
Trend Micro, Inc.†	900	42,106
Unicharm Corp.	2,700	104,264
USS Co., Ltd.	1,400	22,348
Welcia Holdings Co., Ltd.	10,200	238,990
West Japan Railway Co.	1,500	65,479
Yakult Honsha Co., Ltd.	900	58,702
Yamaha Corp.	900	33,740
Yamaha Motor Co., Ltd.	2,000	45,870
Yamato Holdings Co., Ltd.	1,900	30,214
Yaskawa Electric Corp.	1,600	51,509

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp.	1,500	$ 24,059
Z Holdings Corp.	114,900	290,664
ZOZO, Inc.	830	20,617
		59,388,001
Jersey — 0.6%
Amcor PLC	28,633	345,058
Experian PLC	6,189	210,474
Glencore PLC	65,678	438,613
WPP PLC	74,864	742,337
		1,736,482
Luxembourg — 0.2%
ArcelorMittal SA	3,541	93,151
Aroundtown SA	6,656	15,554
Eurofins Scientific SE	906	65,037
Samsonite International SA*†	107,100	281,970
Tenaris SA	3,175	55,347
		511,059
Netherlands — 4.9%
Aalberts NV†	12,511	485,206
ABN AMRO Bank NV CVA*	2,715	37,564
Adyen NV*†	675	930,938
Aegon NV	12,012	60,922
AerCap Holdings NV†	909	53,013
Airbus SE	3,974	472,275
Akzo Nobel NV	22,227	1,488,483
Argenx SE †	370	137,950
ASM International NV	315	79,459
ASML Holding NV	8,081	4,358,022
CNH Industrial NV	6,879	110,197
Davide Campari-Milano NV	3,514	35,675
Euronext NV*	576	42,643
EXOR NV	729	53,298
Ferrari NV	847	181,515
Heineken Holding NV	678	52,291
Heineken NV	5,204	489,546
IMCD NV	383	54,589
ING Groep NV†	121,501	1,481,131
JDE Peet's NV	670	19,379
Just Eat Takeaway.com NV *†	1,218	25,750
Koninklijke Ahold Delhaize NV	7,030	201,978
Koninklijke DSM NV	1,175	143,764
Koninklijke KPN NV	22,207	68,700
Koninklijke Philips NV	33,702	505,212
NN Group NV	1,876	76,632
NXP Semiconductors NV	5,029	794,733
OCI NV	708	25,328
Prosus NV	5,576	384,691
QIAGEN NV†	1,531	77,043
Randstad NV	804	49,022
Stellantis NV	14,795	210,066
STMicroelectronics NV	4,595	162,293
Universal Music Group NV	44,239	1,065,975
Wolters Kluwer NV	1,765	184,702
		14,599,985
New Zealand — 0.1%
Auckland International Airport, Ltd.†	8,415	41,726
Fisher & Paykel Healthcare Corp., Ltd.	3,881	55,687
Mercury NZ, Ltd.	4,610	16,274
Security Description	Shares or Principal Amount	Value

New Zealand (continued)
Meridian Energy, Ltd.	8,664	$ 28,824
Spark New Zealand, Ltd.	12,582	43,137
Xero, Ltd.†	908	43,442
		229,090
Norway — 2.0%
Adevinta ASA†	1,941	12,997
Aker BP ASA	2,124	65,931
DNB Bank ASA	109,343	2,170,275
Equinor ASA	63,625	2,284,754
Gjensidige Forsikring ASA	1,333	26,152
Kongsberg Gruppen ASA	596	25,283
Mowi ASA	2,781	47,463
Norsk Hydro ASA	78,780	589,595
Orkla ASA	5,049	36,560
Salmar ASA	439	17,243
Storebrand ASA	71,453	622,865
Telenor ASA	4,704	43,982
Yara International ASA	1,113	48,920
		5,992,020
Portugal — 0.1%
EDP - Energias de Portugal SA	18,662	93,012
Galp Energia SGPS SA	3,370	45,489
Jeronimo Martins SGPS SA	1,904	41,130
		179,631
Singapore — 1.1%
CapitaLand Ascendas REIT	22,600	46,233
CapitaLand Integrated Commercial Trust†	35,692	54,361
Capitaland Investment, Ltd.	17,500	48,343
City Developments, Ltd.	2,700	16,590
DBS Group Holdings, Ltd.	29,600	749,613
Genting Singapore, Ltd.	40,600	28,948
Jardine Cycle & Carriage, Ltd.	700	14,947
Keppel Corp., Ltd.	9,800	53,119
Mapletree Logistics Trust	22,611	26,842
Mapletree Pan Asia Commercial Trust	15,700	19,575
Oversea-Chinese Banking Corp., Ltd.	22,800	207,335
Singapore Airlines, Ltd.	9,000	37,158
Singapore Exchange, Ltd.	5,800	38,756
Singapore Technologies Engineering, Ltd.	10,500	26,262
Singapore Telecommunications, Ltd.	55,510	106,511
United Overseas Bank, Ltd.	45,700	1,047,477
UOL Group, Ltd.†	3,100	15,553
Venture Corp., Ltd.	1,848	23,538
Wilmar International, Ltd.	252,600	786,428
		3,347,589
South Korea — 1.2%
KT Corp.†	12,236	327,950
NAVER Corp.	1,816	257,924
Samsung Electronics Co., Ltd.	50,036	2,206,492
Samsung SDI Co., Ltd.†	1,884	887,747
		3,680,113
Spain — 2.1%
Acciona SA	165	30,362
ACS Actividades de Construccion y Servicios SA	1,455	41,694
Aena SME SA*†	504	63,284
Amadeus IT Group SA†	10,411	541,063
Banco Bilbao Vizcaya Argentaria SA	220,563	1,330,196

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Santander SA	112,904	$ 338,705
CaixaBank SA	200,463	787,958
Cellnex Telecom SA*	3,653	120,908
Corp. ACCIONA Energias Renovables SA	443	17,138
EDP Renovaveis SA	1,937	42,672
Enagas SA	1,673	27,803
Endesa SA	2,135	40,303
Ferrovial SA	3,281	85,942
Grifols SA†	1,988	22,919
Iberdrola SA	183,539	2,147,409
Industria de Diseno Textil SA	7,333	195,063
Naturgy Energy Group SA	978	25,450
Red Electrica Corp. SA	2,728	47,482
Repsol SA	9,276	147,453
Siemens Gamesa Renewable Energy SA†	1,603	30,973
Telefonica SA	34,954	126,655
		6,211,432
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	18,000	11,922
HKT Trust & HKT, Ltd.	25,000	30,652
Unibail-Rodamco-Westfield†	793	41,280
		83,854
Sweden — 2.4%
Alfa Laval AB	1,948	56,210
Assa Abloy AB, Class B	6,738	144,448
Atlas Copco AB, Class A†	18,058	213,030
Atlas Copco AB, Class B	10,493	111,719
Boliden AB	1,839	68,952
Electrolux AB, Class B	1,467	19,792
Elekta AB, Series B	48,964	294,680
Embracer Group AB†	4,369	19,800
Epiroc AB, Class A	4,430	80,599
Epiroc AB, Class B	2,622	42,126
EQT AB	2,004	42,366
Essity AB, Class B	4,094	107,226
Evolution AB*	1,229	119,592
Fastighets AB Balder, Class B†	4,203	19,543
Getinge AB, Class B	1,538	31,881
H & M Hennes & Mauritz AB, Class B	4,910	52,813
Hexagon AB, Class B	13,085	136,683
Holmen AB, Class B†	631	25,029
Husqvarna AB, Class B	2,791	19,557
Industrivarden AB, Class A	869	21,111
Industrivarden AB, Class C†	1,026	24,876
Indutrade AB	1,837	37,163
Investment AB Latour, Class B	987	18,643
Investor AB, Class A	3,353	62,289
Investor AB, Class B	12,248	221,324
Kinnevik AB, Class B†	1,631	22,383
L E Lundbergforetagen AB, Class B	511	21,748
Lifco AB, Class B	1,567	26,152
Nibe Industrier AB, Class B	37,475	348,718
Sagax AB, Class B	1,282	29,056
Sandvik AB	68,541	1,237,500
Securitas AB, Class B	3,308	27,568
Skandinaviska Enskilda Banken AB, Class A	10,858	124,814
Skanska AB, Class B	2,287	36,163
SKF AB, Class B	2,577	39,304
Svenska Cellulosa AB SCA, Class B	4,073	51,504
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Svenska Handelsbanken AB, Class A	195,815	$ 1,972,252
Swedbank AB, Class A	6,088	103,442
Swedish Orphan Biovitrum AB†	1,125	23,255
Tele2 AB, Class B	3,830	31,235
Telefonaktiebolaget LM Ericsson, Class B	136,478	796,514
Telia Co. AB	17,871	45,659
Volvo AB, Class A	1,346	25,553
Volvo AB, Class B	10,145	183,244
Volvo Car AB, Class B†	3,970	18,026
		7,155,542
Switzerland — 9.4%
ABB, Ltd.	40,780	1,237,535
Adecco Group AG	1,075	35,413
Alcon, Inc.	17,399	1,188,849
Bachem Holding AG	221	19,085
Baloise Holding AG	308	47,533
Banque Cantonale Vaudoise	202	19,388
Barry Callebaut AG	245	484,621
BKW AG†	142	19,427
Chocoladefabriken Lindt & Spruengli AG†	1	102,742
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	84	856,670
Cie Financiere Richemont SA	5,947	771,152
Clariant AG	1,437	22,768
Coca-Cola HBC AG	1,355	32,320
Credit Suisse Group AG	24,215	72,384
EMS-Chemie Holding AG	47	31,820
Geberit AG	241	113,508
Givaudan SA	62	189,959
Holcim AG	3,727	192,991
Julius Baer Group, Ltd.	12,480	726,948
Kuehne & Nagel International AG	365	84,949
Logitech International SA	1,164	71,830
Lonza Group AG	1,704	835,000
Nestle SA	66,819	7,742,376
Novartis AG	31,367	2,835,632
On Holding AG, Class A†	18,227	312,775
Partners Group Holding AG	153	135,154
Roche Holding AG	19,583	6,152,448
Roche Holding AG (BR)	179	69,381
Schindler Holding AG	158	28,502
Schindler Holding AG (Participation Certificate)	274	51,532
SGS SA	43	99,984
SIG Group AG	2,056	44,916
Sika AG	2,931	702,755
Sonova Holding AG	361	85,619
Straumann Holding AG	750	85,654
Swatch Group AG	350	18,184
Swatch Group AG (BR)	194	55,180
Swiss Life Holding AG	207	106,740
Swiss Prime Site AG	516	44,728
Swiss Re AG	2,028	189,673
Swisscom AG	174	95,332
Temenos AG	423	23,212
UBS Group AG	22,510	418,844
VAT Group AG*	181	49,486
Zurich Insurance Group AG	3,140	1,501,998
		28,006,997

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan — 0.9%
Largan Precision Co., Ltd.†	3,000	$ 199,118
Taiwan Semiconductor Manufacturing Co., Ltd.†	164,000	2,393,129
		2,592,247
United Kingdom — 15.7%
3i Group PLC	6,543	106,115
Abrdn PLC	14,528	33,239
Admiral Group PLC	1,211	31,287
Anglo American PLC	8,543	334,268
Antofagasta PLC	79,580	1,486,899
Ashtead Group PLC	13,929	794,823
ASOS PLC†	13,398	82,688
Associated British Foods PLC	2,395	45,632
AstraZeneca PLC	28,959	3,927,420
AstraZeneca PLC ADR	21,801	1,478,108
Auto Trader Group PLC*	6,331	39,463
AVEVA Group PLC	812	31,541
Aviva PLC	18,849	100,903
BAE Systems PLC	21,054	217,880
Barclays PLC	108,066	207,101
Barratt Developments PLC	6,874	32,975
Berkeley Group Holdings PLC	734	33,480
BP PLC	126,494	726,241
Bridgepoint Group PLC*	79,665	183,569
British American Tobacco PLC	14,369	570,043
British Land Co. PLC	5,920	28,277
BT Group PLC	46,723	63,292
Bunzl PLC	34,844	1,162,219
Burberry Group PLC	43,920	1,077,871
Close Brothers Group PLC	10,531	133,298
Coca-Cola Europacific Partners PLC	1,382	76,452
Compass Group PLC	50,904	1,180,037
Croda International PLC	939	74,969
Diageo PLC	55,213	2,436,366
Direct Line Insurance Group PLC	94,321	252,347
Dr. Martens PLC	60,516	139,445
Great Portl & Estates PLC	47,156	282,196
GSK PLC	52,420	911,053
GSK PLC ADR	13,317	467,959
Haleon PLC†	129,094	510,889
Halma PLC	2,552	60,903
Hargreaves Lansdown PLC	2,370	24,532
Hikma Pharmaceuticals PLC	1,106	20,752
HSBC Holdings PLC	389,686	2,429,519
Imperial Brands PLC	6,070	151,977
Informa PLC	9,776	73,229
InterContinental Hotels Group PLC	1,237	70,945
Intertek Group PLC	1,085	52,914
J Sainsbury PLC	11,819	31,106
JD Sports Fashion PLC	17,338	26,442
Johnson Matthey PLC	20,049	515,547
Kingfisher PLC	390,761	1,115,361
Land Securities Group PLC	4,755	35,722
Legal & General Group PLC	40,153	121,115
Lloyds Banking Group PLC	1,312,212	720,384
London Stock Exchange Group PLC	2,212	190,831
M&G PLC	16,890	38,357
Melrose Industries PLC	347,681	565,343
Mondi PLC	3,264	55,619
National Grid PLC	170,661	2,057,842
NatWest Group PLC	35,707	114,481
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Next PLC	7,643	$ 536,475
Ocado Group PLC†	3,882	28,947
Pearson PLC	4,470	50,754
Persimmon PLC	22,410	329,717
Phoenix Group Holdings PLC	5,042	37,097
Prudential PLC	89,435	1,219,081
Reckitt Benckiser Group PLC	25,756	1,791,664
RELX PLC	56,208	1,554,757
Rentokil Initial PLC	16,867	103,588
Rio Tinto PLC	7,559	529,848
Rolls-Royce Holdings PLC†	56,253	63,383
Sage Group PLC	6,849	61,736
Schroders PLC	4,916	25,912
Segro PLC	8,128	75,034
Severn Trent PLC	1,690	54,163
Shell PLC	48,836	1,373,277
Shell PLC (XAMS)	96,675	2,740,301
Shell PLC ADR	12,033	685,279
Smith & Nephew PLC	5,853	78,508
Smiths Group PLC	2,436	47,076
Spirax-Sarco Engineering PLC	495	63,523
SSE PLC	35,481	734,358
St. James's Place PLC	3,658	48,425
Standard Chartered PLC	56,169	422,644
Taylor Wimpey PLC	23,774	29,216
Tesco PLC	341,433	925,443
Unilever PLC	80,620	4,076,010
United Utilities Group PLC	4,584	54,942
Vodafone Group PLC	177,549	180,819
Vodafone Group PLC ADR	45,093	456,341
Whitbread PLC	16,129	501,128
		46,612,712
United States — 1.3%
Autoliv, Inc. SDR†	5,085	388,093
Booking Holdings, Inc.†	526	1,060,037
Broadcom, Inc.	2,200	1,230,086
Liberty Media Corp.-Liberty Formula One, Series C†	5,176	309,421
Lululemon Athletica, Inc.†	1,622	519,657
MercadoLibre, Inc.†	255	215,791
		3,723,085
Total Common Stocks (cost $275,301,319)		293,226,901
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
United States — 0.2%
iShares MSCI EAFE ETF (cost $570,276)	9,300	610,452
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	8,154	6,790
Total Long-Term Investment Securities (cost $275,871,595)		293,844,143

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
1.55%, 03/23/2023(1)	$ 125,000	$ 123,837
3.44%, 09/07/2023(1)	100,000	96,996
		220,833
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(2)	87,126	87,126
T. Rowe Price Government Reserve Fund 4.30%(2)	101	101
		87,227
Total Short-Term Investments (cost $309,137)		308,060
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 12/30/2022, to be repurchased 01/03/2023 in the amount of $941,365 and collateralized by $1,008,800 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2025 and having an approximate value of $960,118 (cost $941,231)	941,232	941,232
TOTAL INVESTMENTS (cost $277,121,963)	99.5%	295,093,435
Other assets less liabilities	0.5	1,589,964
NET ASSETS	100.0%	$296,683,399
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At December 31, 2022, the aggregate value of these securities was $4,544,694 representing 1.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of December 31, 2022.
ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
17	Long	MSCI EAFE Index	March 2023	$1,718,687	$1,656,990	$(61,697)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	12.4%
Pharmaceuticals	10.4
Insurance	6.1
Semiconductors	5.0
Oil & Gas	4.7
Food	4.5
Telecommunications	3.3
Mining	3.1
Auto Manufacturers	3.0
Commercial Services	2.7
Electric	2.7
Chemicals	2.4
Healthcare-Products	2.4

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Machinery-Diversified	2.4%
Cosmetics/Personal Care	2.4
Retail	2.0
Miscellaneous Manufacturing	1.9
Electrical Components & Equipment	1.9
Apparel	1.7
Diversified Financial Services	1.7
Internet	1.6
Beverages	1.5
Software	1.4
Auto Parts & Equipment	1.3
Distribution/Wholesale	1.3
Home Furnishings	1.2
Building Materials	1.2
Machinery-Construction & Mining	0.9
Electronics	0.9
Transportation	0.8
Computers	0.8
Entertainment	0.7
Agriculture	0.7
Hand/Machine Tools	0.6
Household Products/Wares	0.6
Aerospace/Defense	0.6
Healthcare-Services	0.6
Energy-Alternate Sources	0.6
Real Estate	0.5
REITS	0.5
Home Builders	0.4
Biotechnology	0.4
Food Service	0.4
Advertising	0.4
Investment Companies	0.3
Repurchase Agreements	0.3
Forest Products & Paper	0.3
Metal Fabricate/Hardware	0.2
Lodging	0.2
Media	0.2
Unaffiliated Investment Companies	0.2
Private Equity	0.2
Iron/Steel	0.2
Office/Business Equipment	0.2
Engineering & Construction	0.1
Gas	0.1
Toys/Games/Hobbies	0.1
Packaging & Containers	0.1
Short-Term Investments	0.1
Water	0.1
99.5%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Israel	$905,884	$461,811	$—	$1,367,695
South Korea	—	3,680,113	—	3,680,113
Other Countries	288,179,093	—	—	288,179,093
Unaffiliated Investment Companies	610,452	—	—	610,452
Warrants	6,790	—	—	6,790
Short-Term Investments:
U.S. Government	—	220,833	—	220,833
Other Short-Term Investments	87,227	—	—	87,227
Repurchase Agreements	—	941,232	—	941,232
Total Investments at Value	$289,789,446	$5,303,989	$—	$295,093,435
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$61,697	$—	$—	$61,697
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 29.4%
Aerospace/Defense — 0.5%
Boeing Co.
5.04%, 05/01/2027	$ 1,275,000	$ 1,260,946
L3Harris Technologies, Inc.
2.90%, 12/15/2029	190,000	162,069
Lockheed Martin Corp.
5.10%, 11/15/2027	1,625,000	1,660,811
Northrop Grumman Corp.
5.15%, 05/01/2040	585,000	568,583
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	35,000	34,586
		3,686,995
Agriculture — 0.6%
BAT Capital Corp.
2.73%, 03/25/2031	305,000	237,966
4.74%, 03/16/2032	785,000	696,550
4.76%, 09/06/2049	50,000	36,213
5.65%, 03/16/2052	300,000	247,293
BAT International Finance PLC
4.45%, 03/16/2028	940,000	870,592
Kernel Holding SA
6.50%, 10/17/2024	540,000	236,559
Philip Morris International, Inc.
5.13%, 11/17/2027	700,000	705,112
5.63%, 11/17/2029	310,000	314,488
Reynolds American, Inc.
5.70%, 08/15/2035	1,035,000	934,255
		4,279,028
Airlines — 0.0%
American Airlines, Inc.
11.75%, 07/15/2025*	60,000	64,356
British Airways Pass Through Trust
2.90%, 09/15/2036*	97,418	79,301
United Airlines, Inc.
4.63%, 04/15/2029*	70,000	60,949
		204,606
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	151,000	144,842
Auto Manufacturers — 0.3%
Ford Motor Co.
3.25%, 02/12/2032	130,000	97,492
4.75%, 01/15/2043	33,000	23,687
6.10%, 08/19/2032	38,000	35,088
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	270,000	221,627
General Motors Co.
4.88%, 10/02/2023	780,000	777,574
5.40%, 10/15/2029	82,000	78,252
General Motors Financial Co., Inc.
2.70%, 06/10/2031	63,000	48,269
2.75%, 06/20/2025	104,000	97,354
3.60%, 06/21/2030	485,000	408,158
PACCAR Financial Corp.
4.95%, 10/03/2025	43,000	43,191
Toyota Motor Credit Corp.
1.90%, 04/06/2028	142,000	123,466
5.45%, 11/10/2027	125,000	127,800
		2,081,958
Security Description	Shares or Principal Amount	Value

Banks — 7.7%
Banco Santander SA
3.89%, 05/24/2024	$ 200,000	$ 195,788
Bank of America Corp.
0.98%, 09/25/2025	146,000	134,375
1.66%, 03/11/2027	1,005,000	889,127
1.90%, 07/23/2031	125,000	95,938
1.92%, 10/24/2031	260,000	198,611
2.46%, 10/22/2025	1,084,000	1,024,225
2.57%, 10/20/2032	255,000	199,717
2.69%, 04/22/2032	1,690,000	1,352,649
2.97%, 02/04/2033	315,000	253,770
3.31%, 04/22/2042	1,051,000	770,526
3.38%, 04/02/2026	63,000	60,167
3.85%, 03/08/2037	158,000	130,834
3.86%, 07/23/2024	295,000	292,327
3.95%, 01/23/2049	595,000	460,078
4.08%, 04/23/2040	135,000	112,248
4.08%, 03/20/2051	706,000	552,487
4.18%, 11/25/2027	87,000	82,520
4.38%, 04/27/2028	510,000	487,725
4.44%, 01/20/2048	235,000	198,184
4.57%, 04/27/2033	40,000	36,588
4.95%, 07/22/2028	775,000	756,912
5.02%, 07/22/2033	445,000	422,479
6.11%, 01/29/2037	119,000	120,352
Bank of Montreal
2.65%, 03/08/2027	31,000	28,312
3.70%, 06/07/2025	80,000	77,628
Bank of Nova Scotia
4.59%, 05/04/2037	136,000	116,056
BankUnited, Inc.
4.88%, 11/17/2025	146,000	143,726
5.13%, 06/11/2030	339,000	314,032
Barclays PLC
3.56%, 09/23/2035	208,000	158,276
5.75%, 08/09/2033	235,000	221,995
7.39%, 11/02/2028	665,000	693,148
BNP Paribas SA
1.32%, 01/13/2027*	370,000	323,390
1.68%, 06/30/2027*	200,000	174,051
2.16%, 09/15/2029*	235,000	191,577
2.22%, 06/09/2026*	705,000	647,287
4.38%, 03/01/2033*	1,200,000	1,060,434
Citigroup, Inc.
1.28%, 11/03/2025	430,000	396,217
2.57%, 06/03/2031	32,000	25,881
2.90%, 11/03/2042	28,000	19,322
3.67%, 07/24/2028	63,000	57,859
4.45%, 09/29/2027	165,000	157,312
5.61%, 09/29/2026	95,000	95,406
5.88%, 02/22/2033	116,000	114,994
6.00%, 10/31/2033	309,000	308,733
Citizens Financial Group, Inc.
2.64%, 09/30/2032	282,000	209,315
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	286,000	252,650
Credit Suisse Group AG
3.09%, 05/14/2032*	250,000	172,737
4.28%, 01/09/2028*	635,000	526,320
6.44%, 08/11/2028*	620,000	564,632
6.54%, 08/12/2033*	1,765,000	1,548,599

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Danske Bank A/S
0.98%, 09/10/2025*	$ 200,000	$ 182,599
Deutsche Bank AG
2.31%, 11/16/2027	905,000	767,334
3.74%, 01/07/2033	200,000	142,035
First Horizon Bank
5.75%, 05/01/2030	250,000	242,351
Goldman Sachs Group, Inc.
0.93%, 10/21/2024	350,000	335,300
1.54%, 09/10/2027	126,000	108,691
1.99%, 01/27/2032	210,000	159,981
2.38%, 07/21/2032	1,466,000	1,137,482
2.62%, 04/22/2032	1,465,000	1,168,324
2.65%, 10/21/2032	150,000	118,435
3.10%, 02/24/2033	135,000	109,617
3.21%, 04/22/2042	80,000	57,624
3.50%, 11/16/2026	121,000	113,423
4.41%, 04/23/2039	210,000	181,446
4.48%, 08/23/2028	855,000	819,444
5.70%, 11/01/2024	94,000	95,119
6.25%, 02/01/2041	575,000	600,123
6.75%, 10/01/2037	206,000	219,807
HSBC Holdings PLC
0.73%, 08/17/2024	203,000	195,614
1.59%, 05/24/2027	785,000	676,836
2.25%, 11/22/2027	200,000	173,209
4.58%, 06/19/2029	425,000	391,266
4.76%, 03/29/2033	1,950,000	1,689,989
5.21%, 08/11/2028	1,550,000	1,495,367
5.40%, 08/11/2033	1,055,000	976,954
8.11%, 11/03/2033	200,000	211,616
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	215,000	138,062
JPMorgan Chase & Co.
2.01%, 03/13/2026	342,000	316,540
2.07%, 06/01/2029	80,000	66,815
2.53%, 11/19/2041	322,000	210,517
2.55%, 11/08/2032	1,068,000	844,180
2.58%, 04/22/2032	370,000	296,385
3.11%, 04/22/2041	320,000	232,552
3.16%, 04/22/2042	885,000	642,442
3.51%, 01/23/2029	1,230,000	1,116,263
3.54%, 05/01/2028	148,000	136,192
3.70%, 05/06/2030	400,000	358,752
3.80%, 07/23/2024	1,455,000	1,440,543
3.96%, 01/29/2027	1,560,000	1,487,065
4.85%, 07/25/2028	1,065,000	1,038,144
4.91%, 07/25/2033	811,000	772,175
5.72%, 09/14/2033	129,000	125,911
6.13%, 04/30/2024(1)	127,000	123,411
Mitsubishi UFJ Financial Group, Inc.
4.79%, 07/18/2025	200,000	198,006
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	332,000	313,358
Morgan Stanley
1.16%, 10/21/2025	394,000	362,682
1.51%, 07/20/2027	164,000	142,317
1.59%, 05/04/2027	690,000	605,292
1.79%, 02/13/2032	1,055,000	792,896
1.93%, 04/28/2032	830,000	626,257
2.24%, 07/21/2032	700,000	537,036
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.48%, 01/21/2028	$ 900,000	$ 799,698
2.48%, 09/16/2036	17,000	12,327
2.51%, 10/20/2032	360,000	281,722
2.70%, 01/22/2031	820,000	677,604
3.13%, 07/27/2026	1,445,000	1,347,855
3.22%, 04/22/2042	94,000	69,558
3.62%, 04/01/2031	31,000	27,063
3.63%, 01/20/2027	242,000	228,210
3.88%, 01/27/2026	860,000	832,497
4.21%, 04/20/2028	330,000	313,861
4.43%, 01/23/2030	270,000	251,290
4.68%, 07/17/2026	425,000	417,714
4.89%, 07/20/2033	80,000	75,162
5.30%, 04/20/2037	102,000	93,265
6.34%, 10/18/2033	25,000	26,195
NatWest Group PLC
3.03%, 11/28/2035	200,000	147,254
Regions Financial Corp.
7.38%, 12/10/2037	154,000	173,230
Signature Bank
4.00%, 10/15/2030	166,000	151,543
Societe Generale SA
6.22%, 06/15/2033*	1,255,000	1,173,782
Standard Chartered PLC
7.77%, 11/16/2028*	480,000	508,513
SVB Financial Group
4.35%, 04/29/2028	165,000	156,030
Swedbank AB
1.54%, 11/16/2026*	254,000	222,677
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	128,000	113,592
Toronto-Dominion Bank
4.69%, 09/15/2027	192,000	189,806
Truist Bank
2.25%, 03/11/2030	815,000	660,851
Truist Financial Corp.
4.26%, 07/28/2026	69,000	67,796
UBS Group AG
1.49%, 08/10/2027*	200,000	172,072
4.75%, 05/12/2028*	625,000	598,110
US Bancorp
2.22%, 01/27/2028	60,000	53,932
2.49%, 11/03/2036	259,000	197,092
Valley National Bancorp
3.00%, 06/15/2031	175,000	153,890
Wells Fargo & Co.
2.39%, 06/02/2028	42,000	37,069
2.41%, 10/30/2025	1,060,000	1,002,417
3.00%, 04/22/2026 to 10/23/2026	1,450,000	1,345,827
3.07%, 04/30/2041	74,000	52,783
3.35%, 03/02/2033	505,000	425,411
3.91%, 04/25/2026	840,000	816,402
4.30%, 07/22/2027	387,000	372,421
4.61%, 04/25/2053	61,000	51,649
4.81%, 07/25/2028	725,000	708,105
4.90%, 07/25/2033	2,000,000	1,899,066
5.61%, 01/15/2044	55,000	53,322
Zions Bancorp NA
3.25%, 10/29/2029	250,000	204,300
		59,884,258

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$ 278,000	$ 252,723
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	133,000	115,571
5.45%, 01/23/2039	740,000	738,378
Constellation Brands, Inc.
2.25%, 08/01/2031	120,000	95,327
3.15%, 08/01/2029	180,000	157,744
4.35%, 05/09/2027	37,000	36,030
4.65%, 11/15/2028	5,000	4,836
Diageo Capital PLC
5.30%, 10/24/2027	415,000	424,476
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	835,000	776,703
PepsiCo, Inc.
3.60%, 02/18/2028	48,000	45,956
3.90%, 07/18/2032	54,000	50,916
4.20%, 07/18/2052	16,000	14,566
		2,713,226
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	163,000	112,928
3.15%, 02/21/2040	45,000	33,139
CSL Finance PLC
4.05%, 04/27/2029*	595,000	560,809
4.25%, 04/27/2032*	510,000	480,227
4.75%, 04/27/2052*	42,000	37,621
Royalty Pharma PLC
2.15%, 09/02/2031	976,000	738,087
2.20%, 09/02/2030	840,000	656,513
3.35%, 09/02/2051	285,000	175,693
		2,795,017
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	660,129
Carrier Global Corp.
3.38%, 04/05/2040	98,000	74,379
PGT Innovations, Inc.
4.38%, 10/01/2029*	18,000	15,070
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	19,565
4.38%, 07/15/2030*	710,000	578,597
		1,347,740
Chemicals — 0.2%
Albemarle Corp.
4.65%, 06/01/2027	76,000	74,113
5.65%, 06/01/2052	51,000	46,403
Cabot Corp.
5.00%, 06/30/2032	60,000	55,476
Celanese US Holdings LLC
5.90%, 07/05/2024	87,000	86,972
6.17%, 07/15/2027	765,000	754,540
CF Industries, Inc.
5.38%, 03/15/2044	97,000	87,147
Ecolab, Inc.
2.70%, 12/15/2051	95,000	59,091
5.25%, 01/15/2028	89,000	90,678
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Methanex Corp.
5.13%, 10/15/2027	$ 27,000	$ 25,042
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	32,062
Nutrien, Ltd.
5.95%, 11/07/2025	43,000	43,874
RPM International, Inc.
2.95%, 01/15/2032	35,000	27,577
4.55%, 03/01/2029	111,000	102,748
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	41,000	26,556
Westlake Corp.
3.38%, 08/15/2061	84,000	49,536
Yara International ASA
7.38%, 11/14/2032*	71,000	74,067
		1,635,882
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	23,000	22,620
Commercial Services — 0.5%
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	934,549
5.50%, 08/11/2032*	400,000	382,588
Brink's Co/The
4.63%, 10/15/2027*	46,000	42,090
Deluxe Corp.
8.00%, 06/01/2029*	40,000	32,900
Ford Foundation
2.82%, 06/01/2070	85,000	49,579
Garda World Security Corp.
6.00%, 06/01/2029*	30,000	24,376
9.50%, 11/01/2027*	4,000	3,852
Howard University
2.29%, 10/01/2026	100,000	89,723
2.70%, 10/01/2029	250,000	211,613
2.80%, 10/01/2030	100,000	83,397
2.90%, 10/01/2031	100,000	81,910
3.48%, 10/01/2041	95,000	68,877
Korn Ferry
4.63%, 12/15/2027*	19,000	17,499
Metis Merger Sub LLC
6.50%, 05/15/2029*	30,000	25,184
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	39,000	25,935
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*	30,000	23,175
PROG Holdings, Inc.
6.00%, 11/15/2029*	29,000	23,336
Quanta Services, Inc.
3.05%, 10/01/2041	53,000	34,825
Rent-A-Center, Inc.
6.38%, 02/15/2029*	40,000	32,358
S&P Global, Inc.
2.70%, 03/01/2029*	118,000	103,866
Service Corp. International
3.38%, 08/15/2030	560,000	455,228
5.13%, 06/01/2029	724,000	678,768
Sotheby's
7.38%, 10/15/2027*	85,000	79,699

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
TriNet Group, Inc.
3.50%, 03/01/2029*	$ 28,000	$ 23,022
Triton Container International, Ltd.
2.05%, 04/15/2026*	216,000	187,721
3.15%, 06/15/2031*	141,000	109,763
		3,825,833
Computers — 0.2%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	40,000	32,150
Apple, Inc.
1.40%, 08/05/2028	152,000	128,759
2.65%, 05/11/2050	64,000	42,343
2.70%, 08/05/2051	37,000	24,392
3.95%, 08/08/2052	53,000	45,034
4.10%, 08/08/2062	54,000	44,885
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	800,000	708,770
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	55,000	44,222
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	102,000	68,312
8.10%, 07/15/2036	69,000	77,323
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	233,000	209,277
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	81,000	66,087
3.15%, 10/15/2031	31,000	20,661
Leidos, Inc.
4.38%, 05/15/2030	79,000	71,239
NCR Corp.
5.13%, 04/15/2029*	26,000	21,744
Seagate HDD Cayman
4.09%, 06/01/2029	25,000	20,726
		1,625,924
Cosmetics/Personal Care — 0.1%
Coty, Inc.
5.00%, 04/15/2026*	25,000	23,707
Edgewell Personal Care Co.
4.13%, 04/01/2029*	46,000	39,214
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029	250,000	224,809
3.63%, 03/24/2032	250,000	219,469
4.00%, 03/24/2052	250,000	194,978
		702,177
Diversified Financial Services — 0.5%
AG Issuer LLC
6.25%, 03/01/2028*	63,000	57,894
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	35,000	28,883
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	30,000	26,602
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	26,658
Capital One Financial Corp.
1.88%, 11/02/2027	1,485,000	1,293,278
5.25%, 07/26/2030	1,575,000	1,499,946
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	40,000	23,600
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Curo Group Holdings Corp.
7.50%, 08/01/2028*	$ 31,000	$ 14,460
Enact Holdings, Inc.
6.50%, 08/15/2025*	37,000	36,310
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	61,000	56,566
goeasy, Ltd.
4.38%, 05/01/2026*	13,000	11,505
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	210,000	203,036
4.60%, 03/15/2033	105,000	100,395
4.95%, 06/15/2052	156,000	144,798
5.20%, 06/15/2062	58,000	54,722
LFS Topco LLC
5.88%, 10/15/2026*	24,000	19,338
LPL Holdings, Inc.
4.00%, 03/15/2029*	59,000	51,336
NFP Corp.
4.88%, 08/15/2028*	17,000	14,472
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	17,000	13,472
Synchrony Financial
4.50%, 07/23/2025	416,000	398,760
USAA Capital Corp.
3.38%, 05/01/2025*	150,000	144,688
		4,220,719
Electric — 3.5%
AEP Transmission Co. LLC
3.65%, 04/01/2050	22,000	16,779
AES Corp.
2.45%, 01/15/2031	133,000	105,804
3.30%, 07/15/2025*	530,000	499,737
Alabama Power Co.
3.45%, 10/01/2049	595,000	428,620
4.15%, 08/15/2044	445,000	368,244
Ameren Illinois Co.
5.90%, 12/01/2052	15,000	16,288
American Electric Power Co., Inc.
5.75%, 11/01/2027	35,000	35,925
Avangrid, Inc.
3.20%, 04/15/2025	250,000	238,908
Calpine Corp.
3.75%, 03/01/2031*	48,000	38,647
5.00%, 02/01/2031*	31,000	26,006
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	555,000	472,085
4.97%, 05/01/2046	35,000	29,504
CMS Energy Corp.
3.75%, 12/01/2050	55,000	41,419
4.75%, 06/01/2050	73,000	63,142
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	338,972
3.60%, 06/15/2061	49,000	34,921
3.95%, 04/01/2050	68,000	53,333
6.15%, 11/15/2052	27,000	28,905
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	70,000	63,672
Dominion Energy, Inc.
5.38%, 11/15/2032	850,000	842,508
5.75%, 10/01/2054	80,000	74,940

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
DTE Electric Co.
3.95%, 03/01/2049	$ 108,000	$ 88,499
Duke Energy Carolinas LLC
3.45%, 04/15/2051	200,000	145,982
3.55%, 03/15/2052	33,000	24,645
4.00%, 09/30/2042	145,000	119,962
6.00%, 01/15/2038	40,000	41,926
6.10%, 06/01/2037	10,000	10,345
Duke Energy Corp.
2.55%, 06/15/2031	1,405,000	1,144,809
4.50%, 08/15/2032	720,000	674,425
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	36,186
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	423,764
4.90%, 07/15/2043	135,000	124,738
Duke Energy Progress LLC
4.00%, 04/01/2052	260,000	207,975
4.15%, 12/01/2044	900,000	749,713
Edison International
6.95%, 11/15/2029	250,000	261,070
Emera US Finance LP
4.75%, 06/15/2046	106,000	81,785
Emera, Inc.
6.75%, 06/15/2076	480,000	460,906
Enel Finance International NV
5.00%, 06/15/2032*	510,000	459,320
Entergy Louisiana LLC
4.75%, 09/15/2052	26,000	23,329
Entergy Mississippi LLC
3.50%, 06/01/2051	44,000	31,482
Entergy Texas, Inc.
4.50%, 03/30/2039	121,000	104,804
5.00%, 09/15/2052	26,000	23,768
Evergy Missouri West, Inc.
5.15%, 12/15/2027*	30,000	29,888
Evergy, Inc.
2.90%, 09/15/2029	925,000	798,773
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	106,000	85,770
Georgia Power Co.
3.25%, 03/15/2051	109,000	75,005
4.30%, 03/15/2042	300,000	257,590
4.70%, 05/15/2032	270,000	260,296
4.75%, 09/01/2040	195,000	175,995
Interstate Power & Light Co.
3.50%, 09/30/2049	78,000	55,543
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	191,100
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	925,000	896,342
ITC Holdings Corp.
2.95%, 05/14/2030*	605,000	510,345
4.95%, 09/22/2027*	99,000	97,631
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	435,000	351,278
Liberty Utilities Finance GP
2.05%, 09/15/2030*	66,000	49,581
MidAmerican Energy Co.
3.15%, 04/15/2050	430,000	304,328
3.65%, 08/01/2048	240,000	188,315
Security Description	Shares or Principal Amount	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043	$ 94,000	$ 87,178
4.80%, 03/15/2028	750,000	743,580
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	1,185,000	1,165,158
NRG Energy, Inc.
2.45%, 12/02/2027*	585,000	484,705
3.63%, 02/15/2031*	75,000	57,015
Oglethorpe Power Corp.
4.50%, 04/01/2047*	330,000	261,993
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032*	76,000	71,705
Pacific Gas & Electric Co.
2.10%, 08/01/2027	230,000	196,427
2.50%, 02/01/2031	1,585,000	1,229,780
3.95%, 12/01/2047	105,000	71,191
4.30%, 03/15/2045	97,000	68,772
4.40%, 03/01/2032	640,000	558,601
4.50%, 07/01/2040	40,000	31,263
4.95%, 06/08/2025 to 07/01/2050	1,656,000	1,295,720
5.25%, 03/01/2052	271,000	221,234
5.90%, 06/15/2032	805,000	785,511
PacifiCorp
4.13%, 01/15/2049	122,000	99,832
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	65,000	58,281
Public Service Co. of Colorado
2.70%, 01/15/2051	175,000	112,669
3.70%, 06/15/2028	128,000	121,800
4.10%, 06/15/2048	89,000	73,709
Public Service Co. of Oklahoma
2.20%, 08/15/2031	94,000	74,855
Puget Energy, Inc.
3.65%, 05/15/2025	1,840,000	1,750,071
Sempra Energy
3.40%, 02/01/2028	820,000	761,042
3.80%, 02/01/2038	355,000	291,115
Southern California Edison Co.
2.75%, 02/01/2032	815,000	682,373
2.85%, 08/01/2029	55,000	47,801
3.65%, 02/01/2050	210,000	153,368
4.00%, 04/01/2047	374,000	292,272
4.70%, 06/01/2027	855,000	837,214
5.85%, 11/01/2027	530,000	545,522
Southern Co.
3.70%, 04/30/2030	200,000	180,505
4.48%, 08/01/2024(2)	81,000	79,985
Union Electric Co.
2.95%, 06/15/2027	101,000	94,023
3.90%, 04/01/2052	47,000	37,865
Vistra Operations Co. LLC
5.00%, 07/31/2027*	130,000	120,652
Xcel Energy, Inc.
4.60%, 06/01/2032	335,000	319,936
		27,450,295
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	32,000	27,138

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electrical Components & Equipment (continued)
EnerSys
4.38%, 12/15/2027*	$ 44,000	$ 39,600
		66,738
Electronics — 0.1%
Agilent Technologies, Inc.
2.30%, 03/12/2031	102,000	82,247
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	58,000	56,162
Flex, Ltd.
6.00%, 01/15/2028	29,000	28,937
Honeywell International, Inc.
4.95%, 02/15/2028	77,000	77,996
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	26,028
Trimble, Inc.
4.90%, 06/15/2028	39,000	37,394
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	34,302
Vontier Corp.
2.95%, 04/01/2031	223,000	161,133
		504,199
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.50%, 02/04/2027*	580,000	529,813
FS Luxembourg SARL
10.00%, 12/15/2025*	200,000	200,886
		730,699
Engineering & Construction — 0.1%
International Airport Finance SA
12.00%, 03/15/2033*	929,072	913,626
VM Consolidated, Inc.
5.50%, 04/15/2029*	30,000	26,423
		940,049
Entertainment — 0.5%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	41,000	22,034
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	28,000	27,207
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	28,000	23,652
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	90,000	78,363
Warnermedia Holdings, Inc.
3.64%, 03/15/2025*	790,000	751,260
4.28%, 03/15/2032*	490,000	403,645
5.05%, 03/15/2042*	60,000	45,905
5.14%, 03/15/2052*	2,975,000	2,162,725
5.39%, 03/15/2062*	96,000	70,081
		3,584,872
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,113,313
Covanta Holding Corp.
5.00%, 09/01/2030	48,000	38,762
Harsco Corp.
5.75%, 07/31/2027*	41,000	32,372
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Waste Connections, Inc.
2.20%, 01/15/2032	$ 121,000	$ 95,990
4.25%, 12/01/2028	44,000	42,040
		1,322,477
Food — 0.4%
C&S Group Enterprises LLC
5.00%, 12/15/2028*	62,000	46,810
Conagra Brands, Inc.
5.40%, 11/01/2048	165,000	152,464
7.00%, 10/01/2028	118,000	125,805
General Mills, Inc.
5.24%, 11/18/2025	41,000	41,102
Hormel Foods Corp.
0.65%, 06/03/2024	113,000	106,411
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/2027*	800,000	699,776
Kraft Heinz Foods Co.
4.38%, 06/01/2046	146,000	118,640
4.88%, 10/01/2049	43,000	37,326
Mondelez International, Inc.
3.00%, 03/17/2032	400,000	342,153
NBM US Holdings, Inc.
7.00%, 05/14/2026*	675,000	670,282
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	27,352
Post Holdings, Inc.
4.50%, 09/15/2031*	28,000	23,538
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	19,000	15,467
Smithfield Foods, Inc.
4.25%, 02/01/2027*	81,000	74,581
5.20%, 04/01/2029*	70,000	63,945
Sysco Corp.
4.45%, 03/15/2048	181,000	148,394
4.50%, 04/01/2046	101,000	84,625
5.95%, 04/01/2030	25,000	25,874
6.60%, 04/01/2050	39,000	42,506
		2,847,051
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
0.95%, 05/15/2026*	355,000	310,918
Glatfelter Corp.
4.75%, 11/15/2029*	29,000	17,438
Suzano Austria GmbH
3.13%, 01/15/2032	74,000	57,690
3.75%, 01/15/2031	16,000	13,423
		399,469
Gas — 0.2%
Atmos Energy Corp.
5.75%, 10/15/2052	74,000	77,243
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024	615,000	585,823
NiSource, Inc.
3.49%, 05/15/2027	525,000	494,499
3.60%, 05/01/2030	689,000	613,500
		1,771,065

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 02/24/2025	$ 43,000	$ 40,679
4.00%, 03/15/2060	167,000	142,128
		182,807
Healthcare-Products — 0.6%
Alcon Finance Corp.
2.75%, 09/23/2026*	535,000	489,554
3.00%, 09/23/2029*	560,000	487,558
5.38%, 12/06/2032*	200,000	201,016
Baxter International, Inc.
2.54%, 02/01/2032	1,530,000	1,215,422
GE Healthcare Technologies, Inc.
5.65%, 11/15/2027*	675,000	682,898
5.86%, 03/15/2030*	885,000	905,675
5.91%, 11/22/2032*	385,000	398,936
Medline Borrower LP
3.88%, 04/01/2029*	32,000	25,791
STERIS PLC
3.75%, 03/15/2051	154,000	109,426
		4,516,276
Healthcare-Services — 0.9%
Centene Corp.
2.45%, 07/15/2028	510,000	430,465
4.63%, 12/15/2029	870,000	795,037
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	43,000	36,871
CommonSpirit Health
3.35%, 10/01/2029	295,000	256,723
DaVita, Inc.
4.63%, 06/01/2030*	37,000	29,764
Elevance Health, Inc.
2.88%, 09/15/2029	68,000	59,743
5.35%, 10/15/2025	50,000	50,553
6.10%, 10/15/2052	35,000	37,313
HCA, Inc.
3.50%, 09/01/2030 to 07/15/2051	222,000	169,821
4.63%, 03/15/2052*	99,000	77,051
5.88%, 02/15/2026	38,000	38,240
Humana, Inc.
1.35%, 02/03/2027	90,000	77,814
3.70%, 03/23/2029	905,000	828,563
5.88%, 03/01/2033	30,000	30,969
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	141,291
3.00%, 06/01/2051	430,000	292,850
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	36,000	30,450
Roche Holdings, Inc.
2.13%, 03/10/2025*	239,000	226,271
Select Medical Corp.
6.25%, 08/15/2026*	48,000	45,640
Sutter Health
3.36%, 08/15/2050	340,000	230,440
Tenet Healthcare Corp.
4.63%, 07/15/2024	11,000	10,728
UnitedHealth Group, Inc.
1.25%, 01/15/2026	132,000	119,623
2.75%, 05/15/2040	430,000	311,959
3.50%, 08/15/2039	490,000	400,469
4.00%, 05/15/2029	720,000	687,599
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
4.20%, 05/15/2032	$ 365,000	$ 346,482
4.95%, 05/15/2062	142,000	132,895
5.15%, 10/15/2025	82,000	82,935
5.25%, 02/15/2028	62,000	63,378
5.30%, 02/15/2030	345,000	355,502
5.35%, 02/15/2033	305,000	314,665
5.88%, 02/15/2053	210,000	226,751
6.05%, 02/15/2063	118,000	128,046
		7,066,901
Home Builders — 0.1%
Mattamy Group Corp.
4.63%, 03/01/2030*	25,000	20,261
5.25%, 12/15/2027*	14,000	12,416
PulteGroup, Inc.
5.50%, 03/01/2026	555,000	556,973
		589,650
Insurance — 0.7%
Americo Life, Inc.
3.45%, 04/15/2031*	72,000	54,753
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	105,633
Athene Global Funding
1.73%, 10/02/2026*	157,000	134,790
2.65%, 10/04/2031*	890,000	679,919
Athene Holding, Ltd.
3.45%, 05/15/2052	31,000	19,029
Enstar Group, Ltd.
3.10%, 09/01/2031	88,000	64,261
4.95%, 06/01/2029	182,000	166,791
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	122,000	105,576
1.80%, 03/08/2028*	1,225,000	1,018,972
F&G Global Funding
0.90%, 09/20/2024*	105,000	95,947
2.30%, 04/11/2027*	202,000	177,559
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	184,000	112,240
Marsh & McLennan Cos., Inc.
4.05%, 10/15/2023	525,000	519,360
4.75%, 03/15/2039	435,000	399,715
NMI Holdings, Inc.
7.38%, 06/01/2025*	25,000	25,250
Ohio National Financial Services, Inc.
5.80%, 01/24/2030*	200,000	183,771
Principal Life Global Funding II
0.50%, 01/08/2024*	65,000	62,088
Prudential Financial, Inc.
5.63%, 06/15/2043	111,000	109,057
5.70%, 09/15/2048	57,000	54,435
Prudential PLC
3.13%, 04/14/2030	37,000	32,224
Ryan Specialty Group LLC
4.38%, 02/01/2030*	16,000	13,854
SBL Holdings, Inc.
5.00%, 02/18/2031*	85,000	66,846
Security Benefit Global Funding
1.25%, 05/17/2024*	68,000	63,796
Unum Group
4.13%, 06/15/2051	105,000	71,542

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Willis North America, Inc.
3.60%, 05/15/2024	$ 660,000	$ 642,002
4.65%, 06/15/2027	137,000	132,332
		5,111,742
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	75,000	71,175
3.88%, 08/22/2037	370,000	327,790
4.10%, 04/13/2062	154,000	127,082
4.65%, 12/01/2029	53,000	52,604
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	45,000	44,097
Expedia Group, Inc.
2.95%, 03/15/2031	35,000	28,145
Gen Digital, Inc.
5.00%, 04/15/2025*	745,000	724,643
6.75%, 09/30/2027*	283,000	277,340
7.13%, 09/30/2030*	26,000	25,545
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	887,779
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	31,000	22,449
ION Trading Technologies Sarl
5.75%, 05/15/2028*	200,000	166,750
Meta Platforms, Inc.
4.45%, 08/15/2052	49,000	38,938
4.65%, 08/15/2062	52,000	41,721
		2,836,058
Investment Companies — 0.0%
JAB Holdings BV
4.50%, 04/08/2052*	250,000	169,580
Iron/Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/2027	412,000	413,939
6.80%, 11/29/2032	210,000	208,812
ATI, Inc.
4.88%, 10/01/2029	28,000	24,744
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	19,000	16,482
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	15,338
8.13%, 05/01/2027*	2,000	2,014
8.50%, 05/01/2030*	18,000	18,244
Nucor Corp.
3.13%, 04/01/2032	36,000	30,515
4.30%, 05/23/2027	67,000	65,360
Steel Dynamics, Inc.
3.25%, 10/15/2050	45,000	29,175
3.45%, 04/15/2030	195,000	171,459
		996,082
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	95,000	67,834
NCL Corp., Ltd.
3.63%, 12/15/2024*	105,000	89,708
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	$ 93,000	$ 75,176
		232,718
Lodging — 0.0%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	69,000	56,315
5.00%, 06/01/2029*	33,000	28,380
Marriott International, Inc.
2.85%, 04/15/2031	174,000	140,902
3.50%, 10/15/2032	150,000	124,780
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	17,000	13,593
Travel & Leisure Co.
6.00%, 04/01/2027	26,000	24,676
		388,646
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	84,000	75,268
3.60%, 08/12/2027	62,000	59,161
Weir Group PLC
2.20%, 05/13/2026*	290,000	257,185
		391,614
Machinery-Diversified — 0.2%
Chart Industries, Inc.
7.50%, 01/01/2030*	4,000	4,021
9.50%, 01/01/2031*	3,000	3,077
CNH Industrial Capital LLC
1.88%, 01/15/2026	18,000	16,322
4.20%, 01/15/2024	196,000	193,186
5.45%, 10/14/2025	30,000	30,066
John Deere Capital Corp.
1.30%, 10/13/2026	56,000	49,507
3.40%, 06/06/2025	194,000	188,203
nVent Finance SARL
2.75%, 11/15/2031	94,000	72,321
Otis Worldwide Corp.
2.57%, 02/15/2030	1,165,000	978,832
		1,535,535
Media — 1.6%
Belo Corp.
7.75%, 06/01/2027	52,000	50,765
Block Communications, Inc.
4.88%, 03/01/2028*	36,000	31,410
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	54,000	44,612
5.00%, 02/01/2028*	36,000	32,688
5.50%, 05/01/2026*	14,000	13,553
6.38%, 09/01/2029*	40,000	37,590
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	212,000	136,654
3.85%, 04/01/2061	63,000	36,437
3.90%, 06/01/2052	405,000	254,270
4.40%, 04/01/2033	495,000	423,551
4.80%, 03/01/2050	75,000	54,446

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
5.05%, 03/30/2029	$ 190,000	$ 178,759
5.13%, 07/01/2049	260,000	196,602
5.38%, 04/01/2038 to 05/01/2047	1,537,000	1,206,506
6.38%, 10/23/2035	60,000	58,487
6.48%, 10/23/2045	1,845,000	1,663,773
Comcast Corp.
2.89%, 11/01/2051	205,000	131,660
3.20%, 07/15/2036	895,000	725,528
3.25%, 11/01/2039	720,000	560,906
3.40%, 07/15/2046	85,000	62,253
3.75%, 04/01/2040	5,000	4,124
4.15%, 10/15/2028	75,000	71,921
4.60%, 10/15/2038	88,000	81,298
5.25%, 11/07/2025	31,000	31,406
7.05%, 03/15/2033	179,000	206,154
Cox Communications, Inc.
2.60%, 06/15/2031*	600,000	477,813
3.15%, 08/15/2024*	304,000	292,559
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	112,798
Discovery Communications LLC
3.95%, 06/15/2025	509,000	485,429
4.00%, 09/15/2055	617,000	370,738
4.13%, 05/15/2029	40,000	34,663
5.20%, 09/20/2047	171,000	127,022
5.30%, 05/15/2049	1,382,000	1,044,914
DISH DBS Corp.
5.00%, 03/15/2023	300,000	298,622
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	1,400,000	1,159,155
4.38%, 03/15/2043	965,000	664,504
4.95%, 01/15/2031	750,000	666,539
5.85%, 09/01/2043	166,000	137,844
6.38%, 03/30/2062	25,000	20,438
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	40,000	34,812
Time Warner Cable LLC
6.55%, 05/01/2037	122,000	116,151
Univision Communications, Inc.
6.63%, 06/01/2027*	35,000	33,768
7.38%, 06/30/2030*	17,000	16,247
		12,389,369
Mining — 0.2%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,010,000	820,812
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	47,000	43,357
Freeport Indonesia PT
5.32%, 04/14/2032*	883,000	809,918
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	15,000	13,625
6.13%, 04/01/2029*	26,000	23,544
South32 Treasury, Ltd.
4.35%, 04/14/2032*	190,000	162,800
		1,874,056
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.
4.25%, 09/15/2027	$ 566,000	$ 549,130
4.50%, 09/15/2029	380,000	364,135
		913,265
Multi-National — 0.1%
Asian Infrastructure Investment Bank
0.50%, 10/30/2024	114,000	105,620
European Bank for Reconstruction & Development
1.50%, 02/13/2025	193,000	181,420
Inter-American Development Bank
1.13%, 07/20/2028	227,000	192,742
International Bank for Reconstruction & Development
0.75%, 11/24/2027	208,000	176,736
3.13%, 11/20/2025	138,000	133,319
		789,837
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	230,000	204,198
3.25%, 02/15/2029	711,000	605,552
3.28%, 12/01/2028	215,000	184,074
3.57%, 12/01/2031	200,000	164,807
4.13%, 05/01/2025	405,000	393,288
		1,551,919
Oil & Gas — 1.2%
Aker BP ASA
2.00%, 07/15/2026*	310,000	273,826
3.10%, 07/15/2031*	300,000	246,037
4.00%, 01/15/2031*	150,000	131,460
Antero Resources Corp.
5.38%, 03/01/2030*	51,000	47,283
Apache Corp.
4.38%, 10/15/2028	43,000	38,703
5.35%, 07/01/2049	127,000	102,603
BP Capital Markets America, Inc.
2.94%, 06/04/2051	865,000	569,518
3.00%, 02/24/2050	86,000	57,359
3.54%, 04/06/2027	198,000	188,170
3.63%, 04/06/2030	175,000	160,605
BP Capital Markets PLC
4.88%, 03/22/2030(1)	61,000	53,375
California Resources Corp.
7.13%, 02/01/2026*	35,000	33,636
Chevron Corp.
1.55%, 05/11/2025	94,000	87,444
Chevron USA, Inc.
4.20%, 10/15/2049	60,000	49,706
Chord Energy Corp.
6.38%, 06/01/2026*	24,000	23,374
Civitas Resources, Inc.
5.00%, 10/15/2026*	67,000	61,255
ConocoPhillips Co.
3.80%, 03/15/2052	60,000	47,169
4.03%, 03/15/2062	210,000	165,312
Continental Resources, Inc.
5.75%, 01/15/2031*	275,000	255,987
Crescent Energy Finance LLC
7.25%, 05/01/2026*	35,000	32,982

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Diamondback Energy, Inc.
4.40%, 03/24/2051	$ 90,000	$ 68,560
6.25%, 03/15/2033 to 03/15/2053	558,000	548,705
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	32,000	30,613
Ecopetrol SA
4.63%, 11/02/2031	1,080,000	824,947
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	175,000	168,875
4.88%, 03/30/2026*	150,000	138,435
5.88%, 03/30/2031*	175,000	152,469
EQT Corp.
3.63%, 05/15/2031*	186,000	157,623
5.70%, 04/01/2028	90,000	89,516
Exxon Mobil Corp.
4.33%, 03/19/2050	90,000	78,817
Hess Corp.
6.00%, 01/15/2040	52,000	50,935
7.13%, 03/15/2033	179,000	192,793
7.30%, 08/15/2031	440,000	477,708
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	67,000	57,792
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	460,000	445,096
Marathon Oil Corp.
6.60%, 10/01/2037	59,000	58,634
6.80%, 03/15/2032	77,000	79,216
Murphy Oil Corp.
6.38%, 07/15/2028	2,000	1,925
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,374
Nabors Industries, Ltd.
7.25%, 01/15/2026*	21,000	19,790
Occidental Petroleum Corp.
6.38%, 09/01/2028	74,000	74,691
6.60%, 03/15/2046	80,000	82,319
Ovintiv, Inc.
6.50%, 08/15/2034	165,000	166,031
6.63%, 08/15/2037	330,000	331,896
Rockcliff Energy II LLC
5.50%, 10/15/2029*	25,000	22,874
Santos Finance, Ltd.
3.65%, 04/29/2031*	55,000	43,717
Shell International Finance BV
2.88%, 11/26/2041	195,000	141,439
3.00%, 11/26/2051	245,000	165,894
3.25%, 04/06/2050	500,000	358,641
Southwestern Energy Co.
5.38%, 02/01/2029	51,000	47,280
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	85,000	62,039
Tullow Oil PLC
7.00%, 03/01/2025*	540,000	325,899
Var Energi ASA
7.50%, 01/15/2028*	1,345,000	1,370,019
		9,480,366
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	13,725
6.88%, 04/01/2027*	25,000	23,867
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Halliburton Co.
4.75%, 08/01/2043	$ 59,000	$ 50,325
4.85%, 11/15/2035	78,000	72,159
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	63,000	58,696
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	46,000	44,127
Weatherford International, Ltd.
6.50%, 09/15/2028*	16,000	15,685
		278,584
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	51,000	41,436
4.00%, 05/17/2025	117,000	113,892
Ball Corp.
2.88%, 08/15/2030	13,000	10,376
4.00%, 11/15/2023	1,055,000	1,034,026
5.25%, 07/01/2025	9,000	8,883
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	40,000	38,030
Crown Americas LLC
5.25%, 04/01/2030*	29,000	27,420
LABL, Inc.
5.88%, 11/01/2028*	24,000	20,910
Sealed Air Corp.
5.00%, 04/15/2029*	6,000	5,640
Silgan Holdings, Inc.
4.13%, 02/01/2028	33,000	30,530
Sonoco Products Co.
1.80%, 02/01/2025	259,000	240,675
		1,571,818
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.05%, 11/21/2039	142,000	121,545
4.25%, 11/21/2049	201,000	166,807
AmerisourceBergen Corp.
3.45%, 12/15/2027	30,000	28,029
4.30%, 12/15/2047	66,000	54,760
Becton Dickinson & Co.
4.30%, 08/22/2032	36,000	33,697
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	90,000	80,872
3.90%, 02/20/2028	89,000	85,693
Cardinal Health, Inc.
4.60%, 03/15/2043	143,000	117,467
Cigna Corp.
3.40%, 03/15/2050	136,000	96,387
3.88%, 10/15/2047	34,000	26,358
CVS Health Corp.
4.78%, 03/25/2038	200,000	182,187
5.13%, 07/20/2045	698,000	636,161
Embecta Corp.
5.00%, 02/15/2030*	36,000	30,465
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	31,000	27,559
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	35,000	24,107

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Option Care Health, Inc.
4.38%, 10/31/2029*	$ 6,000	$ 5,248
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	109,000	102,227
Viatris, Inc.
3.85%, 06/22/2040	79,000	52,969
4.00%, 06/22/2050	192,000	118,299
Zoetis, Inc.
5.40%, 11/14/2025	30,000	30,599
		2,021,436
Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	26,901
Boardwalk Pipelines LP
3.60%, 09/01/2032	49,000	40,547
Buckeye Partners LP
4.50%, 03/01/2028*	36,000	31,644
Cheniere Energy Partners LP
3.25%, 01/31/2032	54,000	42,914
DCP Midstream Operating LP
5.63%, 07/15/2027	42,000	41,662
DT Midstream, Inc.
4.38%, 06/15/2031*	16,000	13,422
Energy Transfer LP
4.00%, 10/01/2027	90,000	83,995
4.90%, 03/15/2035	99,000	88,159
4.95%, 05/15/2028 to 06/15/2028	442,000	426,647
5.55%, 02/15/2028	515,000	510,844
5.75%, 02/15/2033	407,000	398,193
6.00%, 06/15/2048	330,000	297,478
6.13%, 12/15/2045	402,000	371,947
EnLink Midstream LLC
6.50%, 09/01/2030*	20,000	19,794
EnLink Midstream Partners LP
5.05%, 04/01/2045	34,000	25,766
8.88%, 02/06/2023(1)	91,000	75,091
Enterprise Products Operating LLC
3.20%, 02/15/2052	51,000	33,418
4.25%, 02/15/2048	230,000	184,555
4.95%, 10/15/2054	270,000	224,715
5.25%, 08/16/2077	71,000	57,107
EQM Midstream Partners LP
5.50%, 07/15/2028	18,000	16,095
7.50%, 06/01/2027 to 06/01/2030*	23,000	22,239
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	193,306	155,205
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	25,000	23,893
8.00%, 01/15/2027	94,000	88,790
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	69,000	67,121
3.45%, 10/15/2027*	171,000	151,228
Harvest Midstream I LP
7.50%, 09/01/2028*	60,000	57,266
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	38,000	34,599
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	$ 47,000	$ 45,052
ITT Holdings LLC
6.50%, 08/01/2029*	37,000	31,159
MPLX LP
4.95%, 09/01/2032 to 03/14/2052	1,025,000	912,792
5.20%, 03/01/2047	115,000	97,605
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	44,000	39,177
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	18,000	14,670
NGPL PipeCo LLC
3.25%, 07/15/2031*	405,000	329,428
NuStar Logistics LP
6.38%, 10/01/2030	27,000	24,966
ONEOK Partners LP
6.65%, 10/01/2036	190,000	190,140
ONEOK, Inc.
3.10%, 03/15/2030	625,000	523,756
3.40%, 09/01/2029	550,000	475,342
4.55%, 07/15/2028	185,000	174,605
6.10%, 11/15/2032	460,000	459,977
6.35%, 01/15/2031	107,000	108,706
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	795,000	690,920
4.30%, 01/31/2043	46,000	33,350
6.65%, 01/15/2037	60,000	59,031
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	405,000	409,796
5.90%, 09/15/2037*	41,000	41,028
Targa Resources Corp.
4.20%, 02/01/2033	305,000	262,411
6.25%, 07/01/2052	430,000	405,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	39,000	32,814
4.88%, 02/01/2031	11,000	9,932
6.50%, 07/15/2027	138,000	138,875
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	34,000	29,750
Western Midstream Operating LP
4.50%, 03/01/2028	4,000	3,670
Williams Cos., Inc.
4.65%, 08/15/2032	660,000	614,396
5.75%, 06/24/2044	160,000	152,332
		9,922,728
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	41,000	39,129
REITS — 0.8%
American Tower Corp.
1.45%, 09/15/2026	320,000	279,214
2.40%, 03/15/2025	465,000	437,459
2.70%, 04/15/2031	180,000	146,512
3.65%, 03/15/2027	520,000	485,670
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	40,000	32,016

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Corporate Office Properties LP
2.90%, 12/01/2033	$ 41,000	$ 29,080
Crown Castle, Inc.
5.20%, 02/15/2049	29,000	26,068
EPR Properties
4.95%, 04/15/2028	755,000	644,148
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	95,000	75,942
4.00%, 01/15/2030 to 01/15/2031	620,000	537,510
5.30%, 01/15/2029	575,000	544,145
5.75%, 06/01/2028	185,000	181,398
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	70,000	60,816
Host Hotels & Resorts LP
3.50%, 09/15/2030	154,000	127,091
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	48,000	40,321
LXP Industrial Trust
2.38%, 10/01/2031	43,000	32,599
National Health Investors, Inc.
3.00%, 02/01/2031	64,000	46,139
Office Properties Income Trust
3.45%, 10/15/2031	61,000	40,741
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	173,000	125,074
3.38%, 02/01/2031	90,000	69,375
SBA Tower Trust
2.84%, 01/15/2050*	550,000	518,384
Service Properties Trust
4.38%, 02/15/2030	55,000	36,338
Starwood Property Trust, Inc.
4.75%, 03/15/2025	50,000	47,712
VICI Properties LP
4.95%, 02/15/2030	1,151,000	1,095,657
5.13%, 05/15/2032	420,000	388,899
Vornado Realty LP
2.15%, 06/01/2026	54,000	45,630
Weyerhaeuser Co.
4.00%, 03/09/2052	43,000	32,448
		6,126,386
Retail — 0.5%
AutoZone, Inc.
4.75%, 08/01/2032	190,000	184,145
Brinker International, Inc.
5.00%, 10/01/2024*	13,000	12,531
Carvana Co.
5.50%, 04/15/2027*	66,000	26,148
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	46,500
Dave & Buster's, Inc.
7.63%, 11/01/2025*	22,000	22,110
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	80,000	72,772
FirstCash, Inc.
4.63%, 09/01/2028*	331,000	290,605
5.63%, 01/01/2030*	8,000	7,121
Home Depot, Inc.
3.30%, 04/15/2040	450,000	358,291
4.50%, 09/15/2032	425,000	414,970
Security Description	Shares or Principal Amount	Value

Retail (continued)
Ken Garff Automotive LLC
4.88%, 09/15/2028*	$ 40,000	$ 33,461
Kohl's Corp.
5.55%, 07/17/2045	153,000	96,390
LBM Acquisition LLC
6.25%, 01/15/2029*	32,000	20,363
Lowe's Cos, Inc.
3.10%, 05/03/2027	31,000	28,861
Lowe's Cos., Inc.
4.45%, 04/01/2062	40,000	31,096
5.00%, 04/15/2033	605,000	590,608
McDonald's Corp.
3.50%, 07/01/2027	65,000	61,657
3.63%, 09/01/2049	859,000	646,174
4.20%, 04/01/2050	150,000	124,798
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	12,353
4.75%, 09/15/2029	21,000	19,216
Nordstrom, Inc.
2.30%, 04/08/2024	45,000	42,084
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	62,000	58,431
4.70%, 06/15/2032	715,000	691,098
Park River Holdings, Inc.
6.75%, 08/01/2029*	30,000	20,590
		3,912,373
Savings & Loans — 0.0%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	246,000	238,309
Semiconductors — 0.9%
Broadcom, Inc.
2.45%, 02/15/2031*	150,000	118,143
3.19%, 11/15/2036*	126,000	90,504
3.42%, 04/15/2033*	1,085,000	869,853
3.47%, 04/15/2034*	706,000	563,199
4.00%, 04/15/2029*	795,000	722,212
Entegris Escrow Corp.
5.95%, 06/15/2030*	35,000	32,277
Intel Corp.
3.10%, 02/15/2060	570,000	351,312
4.00%, 08/05/2029	590,000	561,217
4.15%, 08/05/2032	478,000	446,911
4.90%, 08/05/2052	374,000	330,861
KLA Corp.
4.95%, 07/15/2052	69,000	64,084
Marvell Technology, Inc.
2.45%, 04/15/2028	845,000	715,243
2.95%, 04/15/2031	315,000	253,367
Micron Technology, Inc.
6.75%, 11/01/2029	175,000	177,761
NVIDIA Corp.
3.50%, 04/01/2040	530,000	429,198
NXP BV/NXP Funding LLC
5.55%, 12/01/2028	275,000	274,631
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	105,000	95,238
4.30%, 06/18/2029	49,000	45,683
ON Semiconductor Corp.
3.88%, 09/01/2028*	23,000	20,070

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Qorvo, Inc.
3.38%, 04/01/2031*	$ 565,000	$ 453,943
4.38%, 10/15/2029	285,000	252,008
QUALCOMM, Inc.
6.00%, 05/20/2053	34,000	36,110
Texas Instruments, Inc.
4.10%, 08/16/2052	25,000	22,194
4.60%, 02/15/2028	59,000	58,920
		6,984,939
Software — 0.8%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	1,523,000	1,321,202
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	25,000	24,453
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	54,000	49,540
Fiserv, Inc.
4.40%, 07/01/2049	54,000	43,810
MSCI, Inc.
4.00%, 11/15/2029*	170,000	148,076
Open Text Corp.
6.90%, 12/01/2027*	370,000	370,000
Oracle Corp.
2.30%, 03/25/2028	644,000	557,814
3.60%, 04/01/2040 to 04/01/2050	1,937,000	1,372,186
3.80%, 11/15/2037	191,000	151,232
3.85%, 04/01/2060	965,000	641,179
4.00%, 07/15/2046 to 11/15/2047	790,000	576,416
4.10%, 03/25/2061	300,000	208,251
4.13%, 05/15/2045	35,000	26,396
6.15%, 11/09/2029	485,000	503,413
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	33,000	19,177
		6,013,145
Telecommunications — 0.9%
Altice France SA
5.50%, 10/15/2029*	200,000	152,506
AT&T, Inc.
3.50%, 06/01/2041	425,000	316,937
3.65%, 09/15/2059	1,232,000	824,616
3.80%, 12/01/2057	617,000	425,689
3.85%, 06/01/2060	34,000	23,588
4.35%, 03/01/2029	305,000	290,045
4.50%, 05/15/2035	253,000	229,989
4.90%, 08/15/2037	289,000	265,620
Corning, Inc.
5.45%, 11/15/2079	155,000	133,774
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	26,000	24,251
Nokia Oyj
4.38%, 06/12/2027	725,000	684,450
Rogers Communications, Inc.
4.55%, 03/15/2052*	615,000	476,801
Telefonica Emisiones SA
4.90%, 03/06/2048	150,000	115,280
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	50,000	22,456
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,230,000	1,056,363
3.00%, 02/15/2041	253,000	178,523
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
3.60%, 11/15/2060	$ 65,000	$ 42,918
3.88%, 04/15/2030	240,000	217,395
Verizon Communications, Inc.
2.36%, 03/15/2032	870,000	689,651
2.85%, 09/03/2041	318,000	218,848
2.99%, 10/30/2056	460,000	280,646
3.00%, 11/20/2060	99,000	58,947
3.40%, 03/22/2041	65,000	48,874
3.85%, 11/01/2042	190,000	150,582
3.88%, 03/01/2052	10,000	7,584
4.00%, 03/22/2050	75,000	58,677
4.40%, 11/01/2034	78,000	71,624
Vodafone Group PLC
5.13%, 06/04/2081	36,000	26,223
5.25%, 05/30/2048	39,000	34,348
		7,127,205
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	67,000	59,964
Canadian National Railway Co.
4.40%, 08/05/2052	60,000	53,286
Canadian Pacific Railway Co.
1.35%, 12/02/2024	129,000	120,241
3.00%, 12/02/2041	25,000	18,847
6.13%, 09/15/2115	50,000	50,172
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	73,516
CSX Corp.
4.50%, 11/15/2052	63,000	54,691
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	175,932	144,189
Kansas City Southern
4.70%, 05/01/2048	59,000	50,781
Norfolk Southern Corp.
3.70%, 03/15/2053	72,000	54,057
		679,744
Trucking & Leasing — 0.4%
DAE Funding LLC
1.55%, 08/01/2024*	845,000	785,266
GATX Corp.
3.25%, 09/15/2026	73,000	67,687
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	845,000	796,518
3.40%, 11/15/2026*	148,000	135,760
4.00%, 07/15/2025*	685,000	655,381
4.40%, 07/01/2027*	522,000	495,349
		2,935,961
Water — 0.0%
Essential Utilities, Inc.
3.35%, 04/15/2050	64,000	43,706
Total Corporate Bonds & Notes (cost $259,855,035)		227,699,623
LOANS(3)(4)(5) — 0.0%
Entertainment — 0.0%
Crown Finance US, Inc. FRS
5.72%, (3 ML+2.50%), 02/28/2025	83,967	14,852

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Entertainment (continued)
14.28%, (TSFR1M+10.00%), 09/09/2023	$ 3,219	$ 3,157
14.42%, (TSFR1M+10.00%), 09/09/2023	38,308	37,570
Total Loans (cost $122,578)		55,579
ASSET BACKED SECURITIES — 5.4%
Auto Loan Receivables — 0.8%
American Credit Acceptance Receivables Trust
Series 2022-3, Class B 4.55%, 10/13/2026*	50,000	49,014
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	545,000	523,987
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A3 1.92%, 05/15/2024	5,457	5,447
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class A 1.00%, 05/15/2030*	355,000	339,082
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	407,983	401,804
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	860,916	846,466
Series 2020-1A, Class D 2.73%, 12/15/2025*	317,398	311,177
Series 2022-4A, Class B 4.57%, 01/15/2027	330,000	323,785
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	444,000	433,384
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B 4.92%, 01/15/2027*	80,000	78,343
Honda Auto Receivables Owner Trust
Series 2020-3, Class A4 0.46%, 04/19/2027	60,000	57,383
Series 2020-2, Class A4 1.09%, 10/15/2026	100,000	96,831
Series 2022-2, Class A4 3.76%, 12/18/2028	50,000	48,761
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	215,000	204,034
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.48%, 01/15/2027	135,000	128,814
Series 2022-5, Class B 4.43%, 03/15/2027	210,000	204,197
Series 2022-6, Class B 4.72%, 06/15/2027	145,000	141,292
Series 2022-7, Class B 5.95%, 01/17/2028	565,000	570,440
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	100,000	96,376
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	$ 395,000	$ 374,303
Series 2019-3A, Class D 2.72%, 11/15/2024*	519,524	516,133
Series 2022-2A, Class B 4.31%, 09/15/2027*	495,000	481,946
		6,232,999
Credit Card Receivables — 0.3%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	160,000	156,415
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	100,000	97,243
Capital One Multi-Asset Execution Trust
Series 2021-A1, Class A1 0.55%, 07/15/2026	400,000	374,269
Series 2021-A2, Class A2 1.39%, 07/15/2030	250,000	208,432
Series 2022-A1, Class A1 2.80%, 03/15/2027	150,000	143,774
Chase Issuance Trust
Series 2022-A1, Class A 3.97%, 09/15/2027	150,000	146,743
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	280,000	270,123
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	465,000	443,636
		1,840,635
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2006-15, Class AF6 6.38%, 09/25/2036(2)	83,274	23,385
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 4.49%, (1 ML+0.10%), 12/25/2046	21,609	10,968
Series 2006-20, Class 1A1 4.53%, (1 ML+0.14%), 12/25/2046	53,970	16,250
Series 2007-1, Class 1A1 4.55%, (1 ML+0.16%), 02/25/2037	285,754	91,615
Series 2006-19, Class A1 4.57%, (1 ML+0.18%), 12/25/2036	10,685	2,953
Series 2006-3, Class A3 4.99%, (1 ML+0.60%), 03/25/2036	11,421	6,196
Series 2007-5, Class 2A3A 5.03%, (1 ML+0.64%), 04/25/2047	97,459	46,452
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(6)	263,591	68,970
GSAA Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(2)	190,399	182,355
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 4.73%, (1 ML+0.34%), 11/25/2036	212,804	64,884

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	$ 338,398	$ 105,097
Series 2006-3, Class AF5 6.12%, 11/25/2036(2)	149,482	59,841
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 4.57%, (1 ML+0.18%), 07/25/2037	26,994	24,230
Series 2006-3, Class A4 4.89%, (1 ML+0.50%), 11/25/2036	238,680	220,718
		923,914
Other Asset Backed Securities — 4.2%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	747,429	670,046
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	124,544	99,764
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	108,735	105,782
Series 2020-Z1, Class A 3.46%, 10/15/2024*	46,529	46,148
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 5.30%, 06/21/2028*	230,000	227,461
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 5.42%, (1 ML+1.10%), 05/15/2036*	200,000	194,160
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	435,000	414,312
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 5.36%, (3 ML+1.13%), 04/19/2034*	1,055,000	1,026,728
Series 2017-2A, Class AR2 5.54%, (3 ML+1.18%), 07/25/2034*	1,260,000	1,226,939
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 5.45%, (3 ML+1.21%), 04/20/2034*	680,000	664,600
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 5.34%, (3 ML+1.10%), 04/20/2034*	795,000	771,185
CF Hippolyta LLC
Series 2021-1A, Class B1 1.98%, 03/15/2061*	109,448	91,252
Series 2020-1, Class A2 1.99%, 07/15/2060*	227,427	187,589
CIFC Funding, Ltd. FRS
Series 2012-2RA, Class A1 5.04%, (3 ML+0.80%), 01/20/2028*	911,889	905,294
Cirrus Funding, Ltd.
Series 2018-1A, Class A 4.80%, 01/25/2037*	975,000	935,151
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 5.55%, (3 ML+1.19%), 01/25/2035*	720,000	695,629
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	$ 1,381,050	$ 1,063,886
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	492,500	409,603
Series 2019-1A, Class A2 3.67%, 10/25/2049*	330,650	285,629
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	729,600	690,626
Dryden 57 CLO, Ltd. FRS
Series 2018-57A, Class A 5.62%, (3 ML+1.01%), 05/15/2031*	1,160,000	1,139,860
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 4.70%, (1 ML+0.31%), 09/25/2036	394,300	358,256
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,044,095	985,853
Harriman Park CLO, Ltd. FRS
Series 2020-1A, Class A1R 5.36%, (3 ML+1.12%), 04/20/2034*	1,595,000	1,562,443
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 4.93%, (1 ML+0.54%), 02/25/2036	129,667	126,930
JFIN CLO, Ltd. FRS
Series 2017-1A, Class A1R 5.32%, (3 ML+1.00%), 04/24/2029*	650,433	642,398
KKR CLO, Ltd. FRS
Series 22A, Class A 5.39%, (3 ML+1.15%), 07/20/2031*	1,440,000	1,414,117
Madison Park Funding CLO XXXVIII, Ltd. FRS
Series 2021-38A, Class A 5.20%, (3 ML+1.12%), 07/17/2034*	1,275,000	1,242,912
Marlette Funding Trust
Series 2021-2A, Class B 1.06%, 09/15/2031*	225,000	219,475
MFA Trust
Series 2021-NPL1, Class A1 2.36%, 03/25/2060*(2)	632,953	594,119
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 4.69%, (1 ML+0.30%), 06/25/2036	3,698	3,201
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	96,317	87,777
OZLM VII, Ltd. FRS
Series 2014-7RA, Class A1R 5.09%, (3 ML+1.01%), 07/17/2029*	240,629	237,823
OZLM XVIII, Ltd. FRS
Series 2018-18A, Class A 5.10%, (3 ML+1.02%), 04/15/2031*	870,000	850,797
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(2)	379,849	342,922
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(2)	419,558	370,236
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	824,912	743,541

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	$ 1,011,257	$ 903,049
Progress Residential Trust
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	190,495	178,659
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	310,000	298,141
Regatta VI Funding, Ltd. FRS
Series 2016-1A, Class AR2 5.40%, (3 ML+1.16%), 04/20/2034*	1,100,000	1,069,137
RR 1 CLO LLC FRS
Series 2017-1A, Class A1AB 5.23%, (3 ML+1.15%), 07/15/2035*	1,305,000	1,275,935
RR 16 CLO, Ltd. FRS
Series 2021-16A, Class A1 5.19%, (3 ML+1.11%), 07/15/2036*	1,080,000	1,055,655
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	186,658	141,135
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 4.57%, (1 ML+0.18%), 07/25/2036	145,295	50,609
Sound Point CLO XXIX, Ltd. FRS
Series 2021-1A, Class A 5.43%, (3 ML+1.07%), 04/25/2034*	1,255,000	1,208,792
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	253,890
Symphony CLO XIV, Ltd. FRS
Series 2014-14A, Class AR 4.96%, (3 ML+0.95%), 07/14/2026*	42,714	42,695
Upstart Securitization Trust
Series 2021-3, Class A 0.83%, 07/20/2031*	98,825	96,782
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(2)	466,813	404,239
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	142,811	129,043
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.21%, (3 ML+1.13%), 04/15/2034*	1,255,000	1,213,193
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 5.32%, (3 ML+1.24%), 04/15/2034*	485,000	470,063
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 5.41%, (3 ML+1.17%), 07/20/2032*	920,000	896,224
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,113,050	898,592
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	427,500	385,070
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	158,400	133,861
		32,739,208
Total Asset Backed Securities (cost $43,839,150)		41,736,756
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
Commercial and Residential — 8.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	$ 1,440,000	$ 1,336,905
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 4.89%, (1 ML+0.50%), 01/25/2036	48,615	43,987
Series 2005-9, Class 5A1 4.93%, (1 ML+0.54%), 11/25/2035	29,792	28,985
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	83,666	62,498
Series 2006-9T1, Class A1 5.75%, 05/25/2036	92,431	40,964
Alternative Loan Trust FRS
Series 2005-72, Class A1 4.93%, (1 ML+0.54%), 01/25/2036	62,901	55,044
Series 2005-56, Class 5A1 5.03%, (1 ML+0.64%), 11/25/2035	27,959	22,032
Series 2005-64CB, Class 1A12 5.19%, (1 ML+0.80%), 12/25/2035	46,199	39,463
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 2.99%, (12 MTA+0.94%), 10/25/2046	35,936	24,854
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(6)	255,375	237,555
Series 2021-2, Class A1 0.99%, 04/25/2066*(6)	279,483	229,396
Series 2021-3, Class A1 1.07%, 05/25/2066*(6)	558,630	458,775
Series 2021-8, Class A1 1.82%, 11/25/2066*(6)	471,270	389,218
Series 2019-5, Class A1 2.59%, 10/25/2049*(6)	92,903	88,151
Angel Oak Mtg. Trust I LLC VRS
Series 2019-4, Class A1 2.99%, 07/26/2049*(6)	12,085	11,998
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 4.45%, (1 ML+0.06%), 01/25/2037	6,539	5,545
Series 2007-A, Class 2A5 4.81%, (1 ML+0.46%), 02/20/2047	118,940	105,784
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	433,295
Series 2019-BN17, Class A4 3.71%, 04/15/2052	1,190,000	1,094,672
BANK VRS
Series 2018-BN14, Class XA 0.49%, 09/15/2060(6)(7)	8,572,427	175,030
Series 2019-BN24, Class XA 0.64%, 11/15/2062(6)(7)	2,238,044	78,384
Series 2019-BN23, Class XA 0.69%, 12/15/2052(6)(7)	6,780,559	250,721
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(6)(7)	7,113,459	196,630
Series 2019-BN20, Class XA 0.81%, 09/15/2062(6)(7)	4,155,647	172,478
Series 2019-BN18, Class XA 0.89%, 05/15/2062(6)(7)	2,878,147	123,565

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2020-BN28, Class XA 1.78%, 03/15/2063(6)(7)	$ 4,734,564	$ 468,421
Barclays Commercial Mtg. Securities Trust
Series 2017-C1, Class A4 3.67%, 02/15/2050	1,325,000	1,241,088
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(6)	215,000	206,843
Series 2022-C18, Class A4 5.44%, 12/15/2055(6)	280,000	287,253
Series 2022-C18, Class A5 5.71%, 12/15/2055(6)	90,000	94,166
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 4.73%, (1 ML+0.34%), 01/25/2037	9,444	7,932
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 4.87%, (1 ML+0.48%), 02/25/2036	25,918	25,198
Series 2005-10, Class 11A1 4.89%, (1 ML+0.50%), 01/25/2036	64,910	83,000
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 4.57%, (1 ML+0.18%), 10/25/2036	35,117	28,899
Series 2007-AR1, Class 2A3 4.79%, (1 ML+0.40%), 02/25/2037	91,232	79,264
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	839,538	811,251
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.51%, 07/15/2051(6)(7)	4,382,031	74,209
Series 2018-B1, Class XA 0.53%, 01/15/2051(6)(7)	1,937,853	38,391
Series 2018-B8, Class XA 0.63%, 01/15/2052(6)(7)	8,542,706	233,450
Series 2019-B12, Class XA 1.03%, 08/15/2052(6)(7)	1,970,340	81,817
Series 2019-B10, Class XA 1.22%, 03/15/2062(6)(7)	5,746,355	297,429
Series 2020-B22, Class XA 1.52%, 01/15/2054(6)(7)	2,163,018	187,228
Series 2020-B18, Class XA 1.79%, 07/15/2053(6)(7)	1,254,791	98,447
Series 2018-B4, Class A5 4.12%, 07/15/2051(6)	1,000,000	951,577
BPR Trust FRS
Series 2022-STAR, Class A 7.57%, (TSFR1M+3.23%), 08/15/2024*	510,000	501,879
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(6)	198,043	164,153
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(6)	189,612	177,554
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	415,571	382,081
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.32%, (1 ML+1.00%), 04/15/2034*	200,000	195,324
Series 2019-XL, Class A 5.37%, (TSFR1M+1.03%), 10/15/2036*	925,771	914,357
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BX Trust FRS
Series 2022-PSB, Class A 6.79%, (TSFR1M+2.45%), 08/15/2039*	$ 518,996	$ 517,974
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 6.87%, (1 ML+2.55%), 12/15/2037*	675,000	642,791
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(6)	1,300,000	1,208,367
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(6)	104,617	91,093
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	104,519	77,287
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 3.95%, 12/25/2035(6)	57,938	53,049
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 5.07%, (1 ML+0.68%), 03/25/2035	27,357	23,757
CHL Mtg. Pass Through Trust VRS
Series 2005-HYB3, Class 2A2A 3.13%, 06/20/2035(6)	24,754	22,684
Series 2005-HYB7, Class 6A1 3.63%, 11/20/2035(6)	14,002	12,301
Series 2007-HY4, Class 1A1 3.63%, 09/25/2047(6)	68,023	58,839
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	979,216
Series 2015-GC35, Class A4 3.82%, 11/10/2048	1,235,000	1,175,624
Citigroup Commercial Mtg. Trust VRS
Series 2014-GC23, Class XA 0.90%, 07/10/2047(6)(7)	2,914,682	31,823
Series 2015-GC29, Class XA 1.02%, 04/10/2048(6)(7)	2,736,018	50,640
Citigroup Mtg. Loan Trust, Inc.
Series 2019-E, Class A1 6.23%, 11/25/2070*(2)	287,204	282,642
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(6)	438,310	414,537
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(6)	444,160	358,038
Series 2021-3, Class A1 0.96%, 09/27/2066*(6)	785,125	606,944
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	159,563
Series 2013-300P, Class A1 4.35%, 08/10/2030*	845,000	817,022
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 3.90%, 01/10/2039*(6)	190,000	154,970
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	225,000	214,854
Series 2015-C3, Class A3 3.45%, 08/15/2048	666,701	634,782

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2015-C1, Class A4 3.51%, 04/15/2050	$ 1,448,000	$ 1,385,134
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.72%, 06/15/2057(6)(7)	8,401,388	105,612
Series 2016-C6, Class XA 1.86%, 01/15/2049(6)(7)	1,723,653	80,872
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(6)	406,190	313,312
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(6)	577,391	478,136
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(6)	291,277	266,116
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(6)	485,224	411,617
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(6)	371,030	329,442
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(6)	1,536,000	1,444,132
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,486,701
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.71%, 09/15/2053(6)(7)	954,887	66,262
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(6)	194,618	163,566
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 4.69%, (1 ML+0.30%), 12/25/2036	82,064	75,669
Series 2007-AR2, Class A1 4.69%, (1 ML+0.30%), 03/25/2037	8,334	7,726
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 2.97%, (12 MTA+0.92%), 03/19/2046	133,775	105,783
Eagle RE, Ltd. FRS
Series 2018-1, Class M1 6.09%, (1 ML+1.70%), 11/25/2028*	232,975	232,212
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(6)	189,986	146,128
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(6)	392,877	305,342
GMACM Mtg. Loan Trust VRS
Series 2006-AR1, Class 1A1 2.98%, 04/19/2036(6)	109,930	82,374
Series 2005-AR5, Class 4A1 3.47%, 09/19/2035(6)	14,369	12,662
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 3.45%, (12 MTA+1.40%), 10/25/2045	101,950	79,299
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,285,000	1,123,331
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	149,204
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GS Mtg. Securities Corp. Trust FRS
Series 2022-SHIP, Class A 5.07%, (TSFR1M+0.73%), 08/15/2036*	$ 80,000	$ 78,880
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	1,199,000	1,112,441
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,156,835
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,240,369
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.67%, 02/13/2053(6)(7)	5,026,089	163,522
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 4.69%, (1 ML+0.30%), 01/25/2037	310,606	85,562
GSR Mtg. Loan Trust VRS
Series 2005-AR5, Class 2A3 3.56%, 10/25/2035(6)	43,600	25,125
Series 2006-AR1, Class 2A1 3.80%, 01/25/2036(6)	3,318	3,178
Series 2006-AR1, Class 2A4 3.80%, 01/25/2036(6)	42,944	41,170
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 4.72%, (1 ML+0.19%), 01/19/2038	5,757	5,033
Series 2006-12, Class 2A13 4.82%, (1 ML+0.24%), 12/19/2036	129,247	116,423
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 4.95%, (1 ML+0.56%), 07/25/2035	2,963	2,133
IndyMac Index Mtg. Loan Trust VRS
Series 2007-AR9, Class 2A1 3.25%, 04/25/2037(6)	108,604	63,957
Series 2006-AR3, Class 1A1 3.64%, 12/25/2036(6)	104,076	87,976
JPMBB Commercial Mtg. Securities Trust
Series 2014-C21, Class A5 3.77%, 08/15/2047	290,000	281,451
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,020,920
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	275,467
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,263,727
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 3.35%, 05/25/2036(6)	41,024	33,057
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(2)	277,753	251,059
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(2)	378,451	342,080
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(2)	733,073	731,767
Lehman XS Trust FRS
Series 2006-16N, Class A4A 4.77%, (1 ML+0.38%), 11/25/2046	200,807	168,538

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
LIFE Mtg. Trust FRS
Series 2021-BMR, Class D 5.72%, (1 ML+1.40%), 03/15/2038*	$ 201,509	$ 190,889
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 6.17%, (1 ML+1.80%), 02/01/2026*	437,462	430,890
Series 2019-4, Class A1 7.87%, (1 ML+3.50%), 05/01/2024*	419,917	417,447
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 3.87%, 11/21/2034(6)	24,281	21,784
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 3.54%, 07/25/2035(6)	95,767	51,331
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(6)	151,681	141,605
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(6)	54,213	49,449
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(6)	291,420	236,565
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(6)	244,394	210,858
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(6)	697,448	648,045
Series 2018-3, Class A1 3.50%, 08/25/2058*(6)	382,009	364,712
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4 3.25%, 02/15/2048	791,000	753,694
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(6)(7)	1,646,346	21,917
Morgan Stanley Capital I Trust
Series 2016-BNK2, Class A4 3.05%, 11/15/2049	1,475,000	1,347,019
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.33%, 06/15/2050(6)(7)	1,534,072	57,647
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.14%, (1 ML+0.75%), 01/25/2048*	425,656	408,088
Series 2017-5A, Class A1 5.89%, (1 ML+1.50%), 06/25/2057*	361,346	353,334
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(6)	204,101	176,438
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(6)	89,832	80,930
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(6)	338,268	312,688
Series 2016-2A, Class A1 3.75%, 11/26/2035*(6)	372,425	344,782
Series 2016-4A, Class A1 3.75%, 11/25/2056*(6)	372,369	339,894
Series 2017-1A, Class A1 4.00%, 02/25/2057*(6)	665,581	625,555
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2017-2A, Class A3 4.00%, 03/25/2057*(6)	$ 685,512	$ 642,264
Series 2017-3A, Class A1 4.00%, 04/25/2057*(6)	560,107	528,577
Series 2017-4A, Class A1 4.00%, 05/25/2057*(6)	386,518	359,200
Series 2017-6A, Class A1 4.00%, 08/27/2057*(6)	595,256	556,172
Series 2018-5A, Class A1 4.75%, 12/25/2057*(6)	308,997	297,369
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(6)	844,789	673,661
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.04%, 06/25/2036(6)	66,646	49,588
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(6)	489,637	368,023
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(6)	540,379	420,369
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	548,504
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	529,133	479,119
Series 2021-3, Class A1 1.87%, 04/25/2026*(2)	376,733	335,862
Series 2021-4, Class A1 1.87%, 04/25/2026*(2)	505,998	453,088
Series 2020-6, Class A1 2.36%, 11/25/2025*(2)	136,144	125,626
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	916,597	825,131
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(6)	204,923	188,669
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	37,741	31,630
RALI Series Trust FRS
Series 2006-QA3, Class A2 4.99%, (1 ML+0.60%), 04/25/2036	272,813	225,354
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 3.73%, 04/25/2037(6)	9,107	7,031
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,127,604
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(6)	26,371	23,389
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(6)	446,620	403,436
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(6)	159,554	147,274
Series 2021-6, Class A1 1.92%, 11/25/2066*(6)	750,452	621,760

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 4.69%, (1 ML+0.30%), 09/25/2034	$ 13,012	$ 11,157
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 4.85%, (1 ML+0.46%), 02/25/2036	48,551	39,808
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(2)	640,000	605,244
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	1,136,746	907,560
Triangle RE, Ltd. FRS
Series 2021-2, Class M1A 6.44%, (1 ML+2.05%), 10/25/2033*	6,279	6,279
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(6)	263,209	238,590
Series 2021-4, Class A1 0.94%, 07/25/2066*(6)	339,792	261,427
Series 2021-2, Class A1 1.03%, 02/25/2066*(6)	231,638	192,353
Series 2021-8, Class A1 1.82%, 11/25/2066*(6)	512,487	431,614
Series 2021-7, Class A1 1.83%, 10/25/2066*(6)	1,041,791	874,147
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 2.51%, (12 MTA+0.82%), 12/25/2046	195,659	164,170
Series 2006-AR13, Class 1A 2.93%, (12 MTA+0.88%), 10/25/2046	91,996	76,460
Series 2006-AR15, Class 2A 3.55%, (12 MTA+1.50%), 11/25/2046	38,614	33,153
WaMu Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 3.23%, 06/25/2037(6)	75,328	65,020
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 1A 2.88%, (12 MTA+0.83%), 11/25/2046	77,430	61,290
Series 2006-5, Class 1A1 4.99%, (1 ML+0.60%), 07/25/2036	41,153	25,995
Wells Fargo Commercial Mtg. Trust
Series 2017-C39, Class A5 3.42%, 09/15/2050	1,365,000	1,256,056
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.88%, 09/15/2057(6)(7)	5,253,285	103,035
Series 2015-NXS1, Class XA 1.07%, 05/15/2048(6)(7)	2,554,532	45,329
Series 2015-NXS1, Class D 4.15%, 05/15/2048(6)	75,000	64,061
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 4.24%, 10/25/2036(6)	26,046	23,883
		61,838,131
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.60%, 03/25/2027(6)(7)	$ 4,788,041	$ 101,669
Series K124, Class X1 0.72%, 12/25/2030(6)(7)	3,481,694	153,105
Series K122, Class X1 0.88%, 11/25/2030(6)(7)	887,037	46,102
Series K121, Class X1 1.02%, 10/25/2030(6)(7)	1,617,690	95,385
Series K104, Class X1 1.12%, 01/25/2030(6)(7)	2,467,312	149,415
Series K114, Class X1 1.12%, 06/25/2030(6)(7)	2,887,852	186,045
Series K111, Class X1 1.57%, 05/25/2030(6)(7)	1,119,125	99,332
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	134,832	129,582
Series 4961, Class JB 2.50%, 12/15/2042	378,192	339,141
Series 3883, Class PB 3.00%, 05/15/2041	122,170	113,251
Series 4740, Class BA 3.00%, 09/15/2045	59,753	57,069
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	329,938	301,072
Series 2019-3, Class MV 3.50%, 10/25/2058	218,292	199,510
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 6.04%, (1 ML+1.65%), 04/25/2043*	9,446	9,433
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R08, Class 1M1 6.48%, (SOFR30A+2.55%), 07/25/2042*	153,167	153,648
Series 2019-R03, Class 1M2 6.54%, (1 ML+2.15%), 09/25/2031*	19,882	19,834
Series 2019-HRP1, Class M2 6.54%, (1 ML+2.15%), 11/25/2039*	157,109	153,555
Series 2016-C07, Class 2M2 8.74%, (1 ML+4.35%), 05/25/2029	362,470	373,379
Series 2014-C04, Class 1M2 9.29%, (1 ML+4.90%), 11/25/2024	85,999	88,237
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	131,578	124,955
Series 2012-21, Class PQ 2.00%, 09/25/2041	76,273	68,804
Series 2012-18, Class GA 2.00%, 12/25/2041	132,509	118,156
Series 2015-48, Class QB 3.00%, 02/25/2043	177,909	168,700
Series 2018-27, Class EA 3.00%, 05/25/2048	302,395	271,581
Series 2018-35, Class CD 3.00%, 05/25/2048	183,937	162,377

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-45, Class PT 3.00%, 08/25/2049	$ 257,905	$ 233,041
Series 2012-52, Class PA 3.50%, 05/25/2042	107,138	100,984
Series 2012-120, Class ZB 3.50%, 11/25/2042	820,313	754,410
Series 2018-23, Class LA 3.50%, 04/25/2048	258,579	237,187
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	101,450	98,969
Series 2015-151, Class BA 1.70%, 10/20/2045	34,854	34,422
		5,142,350
Total Collateralized Mortgage Obligations (cost $75,897,472)		66,980,481
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.4%
U.S. Government — 41.4%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	6,296,000	3,922,538
1.25%, 05/15/2050	8,004,000	4,307,465
1.38%, 11/15/2040 to 08/15/2050	5,658,000	3,374,413
1.75%, 08/15/2041	2,224,000	1,521,963
1.88%, 02/15/2041 to 11/15/2051	1,394,000	981,236
2.00%, 11/15/2041 to 08/15/2051	4,419,000	2,911,542
2.25%, 08/15/2046 to 08/15/2049	4,112,000	2,898,576
2.38%, 02/15/2042 to 05/15/2051	10,771,000	7,832,659
2.50%, 02/15/2046(8)(9)	5,853,000	4,379,233
2.50%, 05/15/2046	1,283,000	957,088
2.75%, 11/15/2042 to 08/15/2047	981,000	774,196
2.88%, 05/15/2043 to 05/15/2049	6,427,000	5,182,754
3.00%, 05/15/2042 to 08/15/2052	14,668,000	12,072,898
3.13%, 02/15/2043 to 05/15/2048	5,943,000	5,029,110
3.25%, 05/15/2042	152,000	133,261
3.38%, 08/15/2042 to 11/15/2048	2,143,000	1,891,056
3.63%, 08/15/2043 to 02/15/2044	3,035,000	2,786,534
3.88%, 08/15/2040	640,000	624,300
4.00%, 11/15/2042 to 11/15/2052	12,360,000	12,154,726
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,119,390
4.50%, 02/15/2036	1,034,000	1,103,351
4.63%, 02/15/2040	1,159,000	1,245,518
4.75%, 02/15/2041	1,123,000	1,220,999
5.25%, 11/15/2028 to 02/15/2029	3,011,000	3,194,079
6.13%, 11/15/2027	544,000	593,130
6.38%, 08/15/2027	1,217,000	1,332,140
6.75%, 08/15/2026	377,000	409,369
United States Treasury Bonds TIPS
0.13%, 02/15/2052(10)	1,339,070	866,119
United States Treasury Notes
0.13%, 12/15/2023 to 01/15/2024	7,188,000	6,854,103
0.25%, 09/30/2023 to 08/31/2025	11,685,000	10,563,162
0.38%, 09/15/2024 to 09/30/2027	16,249,000	14,314,898
0.50%, 02/28/2026 to 10/31/2027	15,428,000	13,272,195
0.63%, 07/31/2026 to 08/15/2030	25,225,000	21,045,575
0.75%, 05/31/2026 to 01/31/2028	9,681,000	8,455,313
0.88%, 01/31/2024 to 11/15/2030	5,523,000	4,462,576
1.13%, 02/15/2031	5,664,000	4,616,381
1.25%, 12/31/2026 to 08/15/2031	11,630,000	9,674,401
1.38%, 11/15/2031	183,000	148,945
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.50%, 09/30/2024 to 02/15/2030	$12,522,000	$ 11,557,429
1.63%, 02/15/2026 to 05/15/2031	15,244,000	13,542,409
1.75%, 07/31/2024	1,377,000	1,317,133
1.88%, 08/31/2024 to 02/15/2032	8,717,000	7,995,510
2.00%, 05/31/2024 to 11/15/2026	16,712,000	15,773,929
2.13%, 02/29/2024 to 05/15/2025	17,461,000	16,780,198
2.25%, 10/31/2024 to 11/15/2027	17,803,000	16,836,972
2.38%, 08/15/2024 to 05/15/2027	6,802,000	6,525,610
2.50%, 05/15/2024	3,886,000	3,771,849
2.63%, 03/31/2025 to 02/15/2029	5,868,000	5,575,720
2.75%, 05/15/2025 to 08/15/2032	17,442,000	16,463,466
2.88%, 07/31/2025 to 05/15/2028	5,658,000	5,394,297
3.00%, 07/31/2024 to 07/15/2025	1,400,000	1,360,789
3.13%, 08/31/2027 to 08/31/2029	36,000	34,251
4.13%, 09/30/2027 to 11/15/2032	2,864,000	2,921,903
5.38%, 02/15/2031	1,289,000	1,414,728
United States Treasury Notes TIPS
0.25%, 07/15/2029(10)	5,096,437	4,665,524
0.63%, 07/15/2032(10)	6,712,225	6,147,839
0.75%, 07/15/2028(10)	3,044,835	2,900,329
		320,207,077
U.S. Government Agency — 28.0%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	1,080,913	935,950
2.00%, 02/01/2036 to 08/01/2052	7,120,830	5,909,257
2.50%, 01/01/2028 to 09/01/2051	1,398,127	1,257,251
3.00%, 08/01/2027 to 08/01/2046	1,785,154	1,620,505
3.50%, 01/01/2032 to 02/01/2052	2,673,698	2,490,274
4.00%, 09/01/2040 to 01/01/2050	1,024,883	980,558
4.50%, 07/01/2045 to 06/01/2052	1,199,150	1,158,369
5.00%, 09/01/2031 to 11/01/2043	247,989	250,882
5.50%, 01/01/2036	62,373	64,686
6.00%, 03/01/2040	4,688	4,899
6.25%, 07/15/2032	206,000	240,264
6.75%, 03/15/2031	100,000	118,010
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037	7,834	7,788
3.14%, (12 ML+1.87%), 11/01/2037	63,959	63,796
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,529,647	1,181,809
1.88%, 09/24/2026	837,000	772,261
2.00%, 07/01/2035 to 05/01/2052	30,067,810	24,632,626
2.50%, 04/01/2028 to 04/01/2052	12,401,958	10,675,285
2.63%, 09/06/2024	2,025,000	1,964,552
3.00%, 10/01/2027 to 07/01/2052	8,253,859	7,376,165
3.50%, 08/01/2026 to 08/01/2049	3,475,483	3,230,667
4.00%, 03/01/2039 to 03/01/2049	2,390,197	2,287,118
4.50%, 10/01/2024 to 12/01/2048	958,150	941,601
5.00%, 05/01/2040 to 08/01/2052	546,201	546,309
5.50%, 12/01/2029 to 06/01/2038	117,249	121,192
6.00%, 11/01/2038 to 06/01/2040	33,694	34,991
6.50%, 10/01/2037	323	335
6.63%, 11/15/2030	871,000	1,021,391
7.25%, 05/15/2030	2,260,000	2,711,214
Federal National Mtg. Assoc. FRS
3.09%, (12 ML+1.57%), 05/01/2037	9,944	10,030
3.18%, (12 ML+1.68%), 07/01/2039	42,119	42,033
3.33%, (12 ML+1.77%), 05/01/2040	55,367	55,990
3.58%, (1 Yr USTYCR+2.22%), 10/01/2035	56,968	57,776
3.64%, (1 Yr USTYCR+2.27%), 11/01/2036	23,987	24,447

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.73%, (12 ML+1.91%), 08/01/2035		$ 40,346	$ 41,047
3.90%, (6 ML+1.54%), 09/01/2035		67,500	68,571
4.07%, (12 ML+1.82%), 10/01/2040		10,562	10,726
4.08%, (12 ML+1.83%), 10/01/2040		31,363	31,776
Government National Mtg. Assoc.
2.00%, 11/20/2050		1,470,852	1,241,165
2.00%, February 30 TBA		4,500,000	3,770,259
2.50%, 07/20/2051 to 09/20/2051		2,884,340	2,504,142
3.00%, 02/20/2045 to 03/20/2052		1,200,588	1,083,870
3.00%, February 30 TBA		20,300,000	18,070,690
3.50%, 03/20/2045 to 07/20/2045		139,490	130,249
3.50%, February 30 TBA		14,300,000	13,129,623
4.00%, 03/15/2039 to 05/20/2048		658,348	634,513
4.50%, 09/15/2033 to 04/20/2047		331,216	327,885
4.50%, February 30 TBA		6,800,000	6,595,405
5.00%, 06/15/2033 to 08/15/2038		210,678	213,488
5.50%, 02/15/2032 to 02/15/2034		216,651	222,213
6.00%, 04/15/2028 to 12/15/2036		477,038	493,612
6.50%, 09/15/2028 to 12/15/2031		6,348	6,525
7.50%, 09/15/2030		8,262	8,258
Tennessee Valley Authority
4.25%, 09/15/2065		577,000	500,755
Uniform Mtg. Backed Securities
2.00%, February 30 TBA		24,600,000	20,011,122
2.50%, February 30 TBA		20,700,000	17,522,846
3.00%, February 30 TBA		16,000,000	14,037,908
3.50%, February 30 TBA		19,100,000	17,348,582
4.00%, February 30 TBA		10,300,000	9,657,897
4.50%, February 30 TBA		17,200,000	16,550,808
			217,004,216
Total U.S. Government & Agency Obligations (cost $588,029,591)			537,211,293
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Banks — 0.1%
Development Bank of Japan, Inc.
1.75%, 02/18/2025*		268,000	252,630
Industrial Bank of Korea
1.04%, 06/22/2025*		341,000	306,550
			559,180
Sovereign — 1.5%
Arab Republic of Egypt
8.50%, 01/31/2047		200,000	132,935
Arab Republic of Egypt
7.90%, 02/21/2048		355,000	223,693
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	10,630,000	1,759,501
Finance Department Government of Sharjah
3.63%, 03/10/2033*		520,000	430,770
Government of Bermuda
2.38%, 08/20/2030*		200,000	168,707
5.00%, 07/15/2032*		200,000	198,631
Government of Hungary
1.63%, 04/28/2032	EUR	1,240,000	950,653
Government of Macedonia
3.68%, 06/03/2026*	EUR	480,000	472,479
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	384,244
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
2.75%, 04/14/2041	EUR	780,000	$ 467,160
3.38%, 02/08/2038	EUR	255,000	183,972
4.63%, 04/03/2049	EUR	730,000	563,745
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	110,000	87,158
Republic of Angola
8.00%, 11/26/2029		$ 325,000	284,557
Republic of Benin
4.95%, 01/22/2035*	EUR	585,000	453,009
Republic of Chile
1.25%, 01/22/2051	EUR	705,000	405,196
Republic of Indonesia
1.10%, 03/12/2033	EUR	1,075,000	835,589
Republic of North Macedonia
2.75%, 01/18/2025	EUR	410,000	408,282
Republic of Panama
3.87%, 07/23/2060		1,070,000	689,224
Republic of Philippines
1.20%, 04/28/2033	EUR	965,000	792,679
1.75%, 04/28/2041	EUR	300,000	218,404
Republic of Senegal
4.75%, 03/13/2028	EUR	200,000	184,246
6.25%, 05/23/2033		480,000	395,520
United Mexican States
1.13%, 01/17/2030	EUR	210,000	182,529
1.45%, 10/25/2033	EUR	1,305,000	990,164
			11,863,047
Total Foreign Government Obligations (cost $17,917,822)			12,422,227
MUNICIPAL SECURITIES — 0.4%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		85,000	79,682
6.14%, 12/01/2039		335,000	286,328
6.32%, 11/01/2029		355,000	333,456
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		160,000	133,806
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		925,000	849,291
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		1,260,000	1,317,050
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		246,818	246,947
5.00%, 01/01/2023		70,000	70,000
Total Municipal Securities (cost $3,679,590)			3,316,560
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(11)		1,359	14,268

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil Companies - Exploration & Production — 0.0%
Ascent Resources– Marcellus LLC†(11)(12)	11,973	$ 29,185
Total Common Stocks (cost $48,524)		43,453
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co. †(12) (cost $587)	587	0
WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC †(11)(12) (cost $295)	3,100	9
Total Long-Term Investment Securities (cost $989,390,644)		889,465,981
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42%(13) (cost $4,241,627)	4,240,533	4,241,381
REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(14)	$ 2,410,000	2,410,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	2,695,000	2,695,000
BNP Paribas SA Joint Repurchase Agreement(14)	2,680,000	2,680,000
Deutsche Bank AG Joint Repurchase Agreement(14)	2,410,000	2,410,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	2,205,000	2,205,000
Total Repurchase Agreements (cost $12,400,000)		12,400,000
TOTAL INVESTMENTS (cost $1,006,032,271)	117.1%	906,107,362
Other assets less liabilities	(17.1)	(132,301,407)
NET ASSETS	100.0%	$773,805,955
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At December 31, 2022, the aggregate value of these securities was $126,160,609 representing 16.3% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2022.
(3)	All loans in the Fund/Portfolio were purchased through assignment agreements unless otherwise indicated.
(4)	The SA Multi-Managed Diversified Fixed Income Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of December 31, 2022. Senior loans are generally considered to be restrictive in that the SA Multi-Managed Diversified Fixed Income Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Interest Only
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Ascent Resources– Marcellus LLC	03/30/2018	11,973	$36,240	$29,185	$2.44	0.01%
Foresight Energy LLC	06/30/2020	1,359	12,284	14,268	10.50	0.00
Warrants
Ascent Resources – Marcellus LLC	03/30/2018	3,100	295	9	0.00	0.00
				$43,462		0.01%
(12)	Securities classified as Level 3 (see Note 1).
(13)	The rate shown is the 7-day yield as of December 31, 2022.
(14)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	2.28	1,720,000	USD	1,720,000	Fixed 1.000%	Quarterly	Jun 2027	$84,850	$3,894	$88,744
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Short	Euro Buxl 30 Year Bonds	March 2023	$ 1,911,063	$ 1,592,444	$ 318,619
37	Short	Euro-BUND	March 2023	5,593,105	5,264,909	328,196
102	Short	Euro-Schatz	March 2023	11,630,332	11,510,372	119,960
104	Short	U.S. Treasury 10 Year Notes	March 2023	11,711,628	11,678,875	32,753
126	Short	U.S. Treasury 2 Year Notes	March 2023	25,947,956	25,839,844	108,112
319	Short	U.S. Treasury 5 Year Notes	March 2023	34,574,142	34,429,570	144,572
160	Short	U.S. Treasury Ultra 10 Year Notes	March 2023	19,029,861	18,925,000	104,861
62	Short	U.S. Treasury Ultra Bonds	March 2023	8,397,612	8,327,375	70,237
						$1,227,310
						Unrealized (Depreciation)
68	Long	Australian 10 Year Bonds	March 2023	$5,654,018	$5,355,798	$(298,220)
46	Long	U.S. Treasury Long Bonds	March 2023	5,908,781	5,765,813	(142,968)
						$(441,188)
Net Unrealized Appreciation (Depreciation)						$786,122
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	93,855	EUR	88,173	01/31/2023	$699	$ —
Goldman Sachs International	BRL	9,135,000	USD	1,685,735	03/15/2023	—	(21,855)
JPMorgan Chase Bank, N.A.	EUR	7,421,000	USD	7,941,706	03/15/2023	—	(40,201)
Unrealized Appreciation (Depreciation)						$699	$(62,056)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$227,699,623	$—	$227,699,623
Loans	—	55,579	—	55,579
Asset Backed Securities	—	41,736,756	—	41,736,756
Collateralized Mortgage Obligations	—	66,980,481	—	66,980,481
U.S. Government & Agency Obligations	—	537,211,293	—	537,211,293
Foreign Government Obligations	—	12,422,227	—	12,422,227
Municipal Securities	—	3,316,560	—	3,316,560
Common Stocks:
Oil Companies - Exploration & Production	—	—	29,185	29,185
Other Industries	—	14,268	—	14,268
Escrows and Litigation Trusts	—	—	0	0
Warrants	—	—	9	9
Short-Term Investments	4,241,381	—	—	4,241,381
Repurchase Agreements	—	12,400,000	—	12,400,000
Total Investments at Value	$4,241,381	$901,836,787	$29,194	$906,107,362
Other Financial Instruments:†
Swaps	$—	$3,894	$—	$3,894
Futures Contracts	1,227,310	—	—	1,227,310
Forward Foreign Currency Contracts	—	699	—	699
Total Other Financial Instruments	$1,227,310	$4,593	$—	$1,231,903
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$441,188	$—	$—	$441,188
Forward Foreign Currency Contracts	—	62,056	—	62,056
Total Other Financial Instruments	$441,188	$62,056	$—	$503,244
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 15.5%
Aerospace/Defense — 0.3%
Raytheon Technologies Corp.
4.13%, 11/16/2028	$ 1,720,000	$ 1,646,225
Airlines — 0.0%
British Airways Pass Through Trust
2.90%, 09/15/2036*	147,603	120,153
Auto Manufacturers — 0.8%
Honda Motor Co., Ltd.
2.27%, 03/10/2025	2,130,000	2,015,558
Toyota Motor Credit Corp.
2.50%, 03/22/2024	3,213,000	3,116,217
		5,131,775
Banks — 6.4%
Banco Santander SA
3.50%, 03/24/2025	2,200,000	2,118,466
Bank of America Corp.
2.88%, 10/22/2030	755,000	631,614
3.38%, 04/02/2026	720,000	687,628
3.42%, 12/20/2028	1,406,000	1,273,174
3.46%, 03/15/2025	3,435,000	3,343,821
Bank of Ireland Group PLC
2.03%, 09/30/2027*	305,000	257,361
Bank of Nova Scotia
5.25%, 12/06/2024	2,480,000	2,484,576
BNP Paribas SA
2.82%, 11/19/2025*	2,205,000	2,088,749
Citigroup, Inc.
3.07%, 02/24/2028	180,000	162,275
3.52%, 10/27/2028	435,000	396,892
4.04%, 06/01/2024	2,710,000	2,691,938
Discover Bank
4.68%, 08/09/2028	2,400,000	2,303,472
DNB Bank ASA
2.97%, 03/28/2025*	1,450,000	1,398,600
Goldman Sachs Group, Inc.
1.76%, 01/24/2025	1,653,000	1,582,174
1.95%, 10/21/2027	481,000	420,579
2.64%, 02/24/2028	480,000	427,385
3.81%, 04/23/2029	174,000	158,936
HSBC Holdings PLC
0.73%, 08/17/2024	960,000	925,072
1.16%, 11/22/2024	1,800,000	1,714,429
2.80%, 05/24/2032	220,000	170,209
3.60%, 05/25/2023	1,835,000	1,823,420
JPMorgan Chase & Co.
1.58%, 04/22/2027	350,000	307,532
2.07%, 06/01/2029	1,672,000	1,396,435
2.52%, 04/22/2031	1,037,000	848,564
2.95%, 02/24/2028	626,000	566,278
5.55%, 12/15/2025	2,265,000	2,265,040
Lloyds Banking Group PLC
4.72%, 08/11/2026	1,030,000	1,007,787
Morgan Stanley
0.53%, 01/25/2024	1,835,000	1,822,692
0.79%, 05/30/2025	685,000	636,840
2.48%, 09/16/2036	260,000	188,534
National Australia Bank, Ltd.
2.33%, 08/21/2030*	495,000	376,833
Royal Bank of Canada
4.24%, 08/03/2027	1,295,000	1,261,421
Security Description	Shares or Principal Amount	Value

Banks (continued)
Swedbank AB
3.36%, 04/04/2025*	$ 200,000	$ 192,087
UBS Group AG
1.49%, 08/10/2027*	1,286,000	1,106,423
Wells Fargo & Co.
3.35%, 03/02/2033	444,000	374,025
4.54%, 08/15/2026	416,000	407,663
		39,818,924
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/2027	1,829,000	1,729,413
Diversified Financial Services — 0.6%
AerCap Ire l& Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	980,000	993,012
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.15%, 10/29/2023	926,000	890,983
Antares Holdings LP
3.95%, 07/15/2026*	1,500,000	1,297,269
BOC Aviation USA Corp.
1.63%, 04/29/2024*	963,000	914,057
		4,095,321
Electric — 1.2%
Ameren Corp.
1.95%, 03/15/2027	2,090,000	1,838,714
Ameren Illinois Co.
3.85%, 09/01/2032	336,000	312,134
Dominion Energy, Inc.
1.45%, 04/15/2026	1,920,000	1,709,305
Duke Energy Florida LLC
1.75%, 06/15/2030	600,000	476,825
Duke Energy Progress LLC
2.00%, 08/15/2031	1,150,000	908,709
NextEra Energy Capital Holdings, Inc.
5.00%, 07/15/2032	1,440,000	1,412,268
Sempra Energy
3.30%, 04/01/2025	726,000	696,197
		7,354,152
Entertainment — 0.1%
Warnermedia Holdings, Inc.
3.76%, 03/15/2027*	449,000	404,338
Healthcare-Products — 0.6%
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	4,000,000	3,754,041
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,657,997
Home Builders — 0.2%
Lennar Corp.
4.75%, 05/30/2025	1,250,000	1,242,015
Insurance — 0.1%
Athene Global Funding
1.99%, 08/19/2028*	295,000	237,349
Sammons Financial Group, Inc.
4.75%, 04/08/2032*	287,000	239,642

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
SBL Holdings, Inc.
5.13%, 11/13/2026*	$ 144,000	$ 126,179
		603,170
Internet — 0.5%
Amazon.com, Inc.
4.60%, 12/01/2025	3,125,000	3,117,307
Investment Companies — 0.1%
FS KKR Capital Corp.
4.25%, 02/14/2025*	190,000	178,089
Golub Capital BDC, Inc.
2.50%, 08/24/2026	265,000	224,984
		403,073
Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,799,863
Media — 0.5%
Paramount Global
4.95%, 01/15/2031	345,000	306,608
Sky, Ltd.
3.75%, 09/16/2024*	2,940,000	2,869,799
		3,176,407
Oil & Gas — 0.5%
Exxon Mobil Corp.
2.71%, 03/06/2025	3,670,000	3,509,300
Pharmaceuticals — 0.3%
AbbVie, Inc.
2.95%, 11/21/2026	1,180,000	1,097,381
Zoetis, Inc.
2.00%, 05/15/2030	1,440,000	1,168,609
		2,265,990
REITS — 0.1%
American Tower Corp.
3.65%, 03/15/2027	393,000	367,054
Broadstone Net Lease LLC
2.60%, 09/15/2031	270,000	202,327
		569,381
Retail — 0.5%
Home Depot, Inc.
2.70%, 04/15/2025	800,000	766,651
Lowe's Cos., Inc.
3.35%, 04/01/2027	1,289,000	1,210,067
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	1,260,000	1,217,879
		3,194,597
Savings & Loans — 0.3%
Nationwide Building Society
1.00%, 08/28/2025*	2,205,000	1,966,287
Software — 0.1%
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	715,000	626,979
Telecommunications — 0.9%
AT&T, Inc.
0.90%, 03/25/2024	2,095,000	1,989,453
4.35%, 03/01/2029	2,163,000	2,056,942
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
4.90%, 08/15/2037	$ 699,000	$ 642,450
Verizon Communications, Inc.
4.33%, 09/21/2028	920,000	884,565
		5,573,410
Transportation — 0.3%
Canadian National Railway Co.
3.85%, 08/05/2032	1,970,000	1,830,374
Water — 0.1%
Essential Utilities, Inc.
2.70%, 04/15/2030	530,000	444,530
Total Corporate Bonds & Notes (cost $101,159,136)		97,035,022
ASSET BACKED SECURITIES — 8.2%
Other Asset Backed Securities — 8.2%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	2,500,000	2,043,199
Applebee's Funding LLC/IHOP Funding LLC
Series 2019-1A, Class A2I 4.19%, 06/05/2049*	2,128,500	2,091,439
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 5.69%, (3 ML+1.45%), 07/20/2029*	3,000,000	2,943,846
Series 2017-1A, Class C 6.59%, (3 ML+2.40%), 07/18/2029*	3,000,000	2,906,709
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 5.26%, (3 ML+1.02%), 04/20/2031*	2,770,000	2,719,730
Series 2015-1A, Class BR 5.69%, (3 ML+1.45%), 04/20/2031*	3,115,000	2,986,540
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	2,793,005	2,424,131
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	1,900,393
DB Master Finance LLC
Series 2019-1A, Class A2II 4.02%, 05/20/2049*	2,097,540	1,945,164
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.12%, 07/25/2047*	2,713,673	2,486,877
FS Rialto FRS
Series 2019-FL1, Class B 6.23%, (1 ML+1.90%), 12/16/2036*	2,000,000	1,949,011
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 5.11%, (3 ML+1.03%), 04/15/2031*	3,000,000	2,949,081
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class B 5.08%, (TSFR3M+2.60%), 07/20/2031*	2,000,000	1,936,886
Octagon Investment Partners XV, Ltd. FRS
Series 2013-1A, Class CRR 6.23%, (3 ML+2.00%), 07/19/2030*	1,675,000	1,576,383
Octagon Investment Partners XXI, Ltd. FRS
Series 2014-1A, Class A2R3 6.05%, (3 ML+1.40%), 02/14/2031*	2,000,000	1,908,416

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Palmer Square CLO, Ltd. FRS
Series 2014-1A, Class A1R2 5.21%, (3 ML+1.13%), 01/17/2031*	$ 3,000,000	$ 2,968,167
Series 2018-2A, Class A2 5.73%, (3 ML+1.65%), 07/16/2031*	2,000,000	1,943,806
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 5.58%, (3 ML+1.50%), 10/15/2029*	3,053,000	2,942,836
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	876,899	824,996
Stack Infrastructure Issuer LLC
Series 2019-1A, Class A2 4.54%, 02/25/2044*	1,923,333	1,876,684
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	1,686,006	1,499,864
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,733,376
Wellfleet CLO, Ltd.
Series 2022-1A, Class B2 4.78%, 04/15/2034*	1,750,000	1,576,477
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	202,950	171,509
Total Asset Backed Securities (cost $53,682,563)		51,305,520
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1%
Commercial and Residential — 6.9%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(1)	2,000,000	1,930,808
BANK VRS
Series 2020-BN29, Class XA 1.34%, 11/15/2053(1)(2)	7,106,985	526,790
BDS 2020-FL6, Ltd. FRS
Series 2020-FL6, Class C 6.17%, (SOFR30A+2.36%), 09/15/2035*	1,090,003	1,084,890
Bellemeade Re, Ltd. FRS
Series 2019-3A, Class M1C 6.34%, (1 ML+1.95%), 07/25/2029*	3,000,000	2,972,587
Series 2017-1, Class M2 7.74%, (1 ML+3.35%), 10/25/2027*	611,679	611,727
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.54%, 03/09/2044*(1)	1,504,846	1,176,148
CHNGE Mtg. Trust VRS
Series 2022-3, Class A1 5.00%, 05/25/2067*(1)	1,330,411	1,297,625
Commercial Mtg. Trust
Series 2015-CR23, Class ASB 3.26%, 05/10/2048	1,885,138	1,837,110
Credit Suisse Mtg. Capital Certificates FRS
Series 2019-ICE4, Class D 5.92%, (1 ML+1.60%), 05/15/2036*	3,000,000	2,937,620
CSMC Trust VRS
Series 2022-NQM2, Class A3 4.00%, 02/25/2067*(1)	3,600,650	2,533,796
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	$ 2,961,000	$ 2,696,276
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	2,100,000	2,012,857
Extended Stay America Trust FRS
Series 2021-ESH, Class E 7.17%, (1 ML+2.85%), 07/15/2038*	2,410,219	2,295,349
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,715,549
JPMorgan Mtg. Trust VRS
Series 2022-LTV1, Class A3 3.52%, 07/25/2052*(1)	2,487,772	2,035,968
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	322,006	277,819
MTN Commercial Mtg. Trust FRS
Series 2022-LPFL, Class D 7.28%, (TSFR1M+2.94%), 03/15/2039*	2,973,000	2,824,319
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	102,186	94,321
Series 2020-3, Class A1 1.49%, 04/25/2065*(1)	861,521	788,483
Traingle Re, Ltd. FRS
Series 2021-1, Class M1C 7.79%, (1 ML+3.40%), 08/25/2033*	403,491	403,490
Verus Securitization Trust
Series 2020-1, Class A3 2.72%, 01/25/2060*(3)	2,327,778	2,183,964
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	304,411	252,785
Series 2019-INV2, Class M1 3.50%, 07/25/2059*(1)	3,253,000	2,827,199
Series 2022-3, Class A3 4.13%, 02/25/2067*(1)	3,224,586	2,873,824
Vista Point Securitization Trust VRS
Series 2020-1, Class A2 2.77%, 03/25/2065*(1)	1,959,004	1,938,440
		43,129,744
U.S. Government Agency — 1.2%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 4.73%, (SOFR30A+0.80%), 08/25/2033*	244,470	243,734
Series 2018-HRP2, Class M3AS 5.39%, (1 ML+1.00%), 02/25/2047*	1,536,339	1,489,669
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1A 5.93%, (SOFR30A+2.00%), 04/25/2042*	1,420,918	1,413,814
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 5.39%, (1 ML+1.00%), 05/25/2030	915,219	908,841

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-C01, Class 1EB1 5.64%, (1 ML+1.25%), 07/25/2029	$ 576,515	$ 573,438
Series 2017-C02, Class 2ED3 5.74%, (1 ML+1.35%), 09/25/2029	1,110,271	1,110,274
Series 2022-R03, Class 1M1 6.03%, (SOFR30A+2.10%), 03/25/2042*	761,432	756,137
Series 2019-R03, Class 1M2 6.54%, (1 ML+2.15%), 09/25/2031*	27,876	27,808
Series 2022-R06, Class 1M1 6.68%, (SOFR30A+2.75%), 05/25/2042*	732,620	741,745
		7,265,460
Total Collateralized Mortgage Obligations (cost $53,894,920)		50,395,204
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.6%
U.S. Government — 52.8%
United States Treasury Bonds TIPS
0.13%, 02/15/2051 to 02/15/2052(4)	8,853,731	5,725,975
0.25%, 02/15/2050(4)	6,721,041	4,527,132
0.63%, 02/15/2043(4)	12,960,400	10,448,476
0.75%, 02/15/2042 to 02/15/2045(4)	35,053,884	28,868,319
0.88%, 02/15/2047(4)	12,689,529	10,393,068
1.00%, 02/15/2046 to 02/15/2049(4)	21,650,281	18,306,027
1.75%, 01/15/2028(4)	711,165	710,673
2.13%, 02/15/2041(4)	12,858,237	13,612,220
United States Treasury Notes TIPS
0.13%, 10/15/2024 to 01/15/2032(4)	123,924,495	111,613,209
0.13%, 10/15/2026(4)(5)(6)	28,624,312	26,829,897
0.25%, 07/15/2029(4)	21,154,584	19,365,925
0.38%, 01/15/2027(4)	2,467,080	2,326,382
0.50%, 01/15/2028(4)	8,057,360	7,576,596
0.63%, 04/15/2023 to 07/15/2032(4)	18,303,233	17,650,370
0.75%, 07/15/2028(4)	15,503,134	14,767,369
0.88%, 01/15/2029(4)	39,479,576	37,610,378
		330,332,016
U.S. Government Agency — 7.8%
Federal Home Loan Mtg. Corp.
6.25%, 07/15/2032	18,600,000	21,693,767
Federal National Mtg. Assoc.
6.63%, 11/15/2030	23,350,000	27,381,727
		49,075,494
Total U.S. Government & Agency Obligations (cost $451,391,580)		379,407,510
Total Long-Term Investment Securities (cost $660,128,199)		578,143,256
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.1%
Unaffiliated Investment Companies — 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(7) (cost $31,784,565)	31,784,564	$ 31,784,564
TOTAL INVESTMENTS (cost $691,912,764)	97.5%	609,927,820
Other assets less liabilities	2.5	15,626,755
NET ASSETS	100.0%	$625,554,575
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At December 31, 2022, the aggregate value of these securities was $109,479,207 representing 17.5% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2022.
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of December 31, 2022.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 480	$ (110,573)	$ (110,093)
Centrally Cleared	50,000,000	USD	Fixed 3.538	12-Month USA CPI	Maturity	Maturity	Mar 2027	677	(558,655)	(557,978)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	677	(564,778)	(564,101)
Centrally Cleared	25,000,000	USD	Fixed 3.710	12-Month USA CPI	Maturity	Maturity	Mar 2027	553	(538,799)	(538,246)

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.060%	12-Month USA CPI	Maturity	Maturity	Mar 2032	$ 560	$ (129,480)	$ (128,920)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	659	(208,278)	(207,619)
Centrally Cleared	25,000,000	USD	Fixed 3.990	12-Month USA CPI	Maturity	Maturity	Jun 2024	437	(220,025)	(219,588)
Centrally Cleared	13,550,000	USD	Fixed 2.900	12-Month USA CPI	Maturity	Maturity	Oct 2023	402	(12,534)	(12,132)
Centrally Cleared	10,000,000	USD	Fixed 2.875	12-Month USA CPI	Maturity	Maturity	Dec 2023	472	(11,560)	(11,088)
								$4,917	$(2,354,682)	$(2,349,765)
CPI—Consumer Price Index
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
45	Long	U.S. Treasury 10 Year Notes	March 2023	$ 5,102,342	$ 5,053,360	$ (48,982)
132	Long	U.S. Treasury 2 Year Notes	March 2023	27,155,600	27,070,313	(85,287)
173	Long	U.S. Treasury 5 Year Notes	March 2023	18,779,400	18,671,836	(107,564)
13	Long	U.S. Treasury Ultra 10 Year Notes	March 2023	1,557,791	1,537,656	(20,135)
3	Long	U.S. Treasury Ultra Bonds	March 2023	414,568	402,937	(11,631)
						$(273,599)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$97,035,022	$—	$97,035,022
Asset Backed Securities	—	51,305,520	—	51,305,520
Collateralized Mortgage Obligations	—	50,395,204	—	50,395,204
U.S. Government & Agency Obligations	—	379,407,510	—	379,407,510
Short-Term Investments	31,784,564	—	—	31,784,564
Total Investments at Value	$31,784,564	$578,143,256	$—	$609,927,820
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$2,354,682	$—	$2,354,682
Futures Contracts	273,599	—	—	273,599
Total Other Financial Instruments	$273,599	$2,354,682	$—	$2,628,281
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 2.9%
Raytheon Technologies Corp.	88,993	$ 8,981,174
Agriculture — 3.3%
Philip Morris International, Inc.	103,170	10,441,836
Airlines — 2.2%
Southwest Airlines Co.†	204,359	6,880,768
Banks — 13.3%
Bank of America Corp.	263,600	8,730,432
Citigroup, Inc.	156,257	7,067,504
JPMorgan Chase & Co.	66,721	8,947,286
Morgan Stanley	70,743	6,014,570
Wells Fargo & Co.	256,948	10,609,383
		41,369,175
Chemicals — 4.1%
FMC Corp.	101,463	12,662,582
Electric — 10.6%
AES Corp.	288,068	8,284,836
FirstEnergy Corp.	294,732	12,361,060
PG&E Corp.†	770,521	12,528,671
		33,174,567
Healthcare-Products — 1.8%
Baxter International, Inc.	112,487	5,733,462
Healthcare-Services — 5.3%
Centene Corp.†	106,952	8,771,134
Humana, Inc.	14,844	7,602,948
		16,374,082
Insurance — 3.6%
MetLife, Inc.	155,397	11,246,081
Machinery-Construction & Mining — 1.7%
Caterpillar, Inc.	21,634	5,182,641
Mining — 7.0%
Barrick Gold Corp.	528,004	9,071,109
Freeport-McMoRan, Inc.	336,175	12,774,650
		21,845,759
Oil & Gas — 5.9%
Chevron Corp.	39,583	7,104,752
Marathon Petroleum Corp.	96,243	11,201,723
		18,306,475
Oil & Gas Services — 2.7%
TechnipFMC PLC†	686,060	8,363,071
Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	135,699	9,763,543
Cigna Corp.	36,903	12,227,440
		21,990,983
Pipelines — 3.2%
Williams Cos., Inc.	299,460	9,852,234
Security Description	Shares or Principal Amount	Value

Retail — 3.5%
Lowe's Cos., Inc.	50,379	$ 10,037,512
Qurate Retail, Inc., Series A†	598,101	974,905
		11,012,417
Semiconductors — 5.4%
Applied Materials, Inc.	93,490	9,104,056
QUALCOMM, Inc.	71,506	7,861,370
		16,965,426
Software — 2.0%
Teradata Corp.†	185,479	6,243,223
Telecommunications — 9.8%
Cisco Systems, Inc.	200,201	9,537,576
Corning, Inc.	301,794	9,639,300
Verizon Communications, Inc.	289,922	11,422,927
		30,599,803
Transportation — 2.6%
CSX Corp.	155,916	4,830,277
Union Pacific Corp.	15,625	3,235,469
		8,065,746
Total Common Stocks (cost $220,823,304)		305,291,505
PREFERRED STOCKS — 0.2%
Retail — 0.2%
Qurate Retail, Inc. 8.00% (cost $2,795,008)	16,006	548,366
Total Long-Term Investment Securities (cost $223,618,312)		305,839,871
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 12/30/2022, to be repurchased 01/03/2023 in the amount of $6,378,300 and collateralized by $7,195,100 of United States Treasury Notes, bearing interest at 0.25% due 07/31/2025 and having an approximate value of $6,504,943 (cost $6,377,393)	$6,377,393	6,377,393
TOTAL INVESTMENTS (cost $229,995,705)	100.2%	312,217,264
Other assets less liabilities	(0.2)	(608,691)
NET ASSETS	100.0%	$311,608,573
†	Non-income producing security

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$305,291,505	$—	$—	$305,291,505
Preferred Stocks	548,366	—	—	548,366
Repurchase Agreements	—	6,377,393	—	6,377,393
Total Investments at Value	$305,839,871	$6,377,393	$—	$312,217,264
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 57.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	427,982	$ 8,379,898
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,507,764	12,831,075
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,477,964	20,026,416
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	218,895	2,215,218
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	391,651	6,007,921
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	502,991	4,944,398
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	334,344	4,694,193
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	327,062	14,295,867
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	258,508	3,161,558
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	469,537	5,427,846
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	865,385	16,684,624
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	218,218	3,316,913
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	238,248	3,931,088
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	635,496	3,507,939
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	604,042	10,256,630
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	444,555	5,334,660
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	553,655	19,228,442
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	506,291	6,966,561
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	746,892	13,145,301
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	718,340	20,257,186
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	443,551	7,416,174
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,216,531	12,226,134
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	238,096	4,614,305
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	295,931	3,678,421
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	301,998	3,207,217
Total Domestic Equity Investment Companies (cost $267,211,239)		215,755,985
International Equity Investment Companies — 21.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,755,688	21,025,899
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	286,661	$ 3,712,261
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	788,318	10,665,945
SunAmerica Series Trust SA International Index Portfolio, Class 1	404,831	4,517,911
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	663,047	4,614,809
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,756,189	14,611,495
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	521,979	6,315,938
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,578,449	15,610,856
Total International Equity Investment Companies (cost $93,131,678)		81,075,114
Domestic Fixed Income Investment Companies — 20.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	451,025	3,978,044
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,849,242	17,974,635
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	205,966	2,115,266
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	699,084	7,773,818
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	997,697	9,168,838
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	646,486	6,206,262
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,672,770	13,164,698
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,066,153	5,053,565
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	946,472	12,162,163
Total Domestic Fixed Income Investment Companies (cost $89,808,972)		77,597,289
TOTAL INVESTMENTS (cost $450,151,889)	100.0%	374,428,388
Other assets less liabilities	(0.0)	(179,225)
NET ASSETS	100.0%	$374,249,163
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$374,428,388	$—	$—	$374,428,388
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 47.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	422,826	$ 8,278,942
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,433,556	12,199,562
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,442,523	19,546,187
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	233,110	2,359,072
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	314,298	4,821,325
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	449,264	4,416,265
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	347,767	4,882,655
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	333,428	14,574,126
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	309,527	3,785,511
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	495,026	5,722,498
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	883,294	17,029,916
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	215,507	3,275,703
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	252,970	4,174,013
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	593,192	3,274,420
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	608,851	10,338,290
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	474,945	5,699,341
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	539,878	18,749,964
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	487,377	6,706,309
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	733,523	12,910,005
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	660,541	18,627,264
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	527,400	8,818,128
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,172,683	11,785,460
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	270,889	5,249,835
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	278,678	3,463,969
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	304,358	3,232,277
Total Domestic Equity Investment Companies (cost $253,779,290)		213,921,037
Domestic Fixed Income Investment Companies — 36.0%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	789,753	6,965,620
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	4,026,238	$ 39,135,031
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	362,699	3,724,919
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,278,599	14,218,020
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,907,374	17,528,768
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,355,721	13,014,925
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,823,221	30,088,748
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	2,053,260	9,732,452
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,141,140	27,513,658
Total Domestic Fixed Income Investment Companies (cost $188,430,601)		161,922,141
International Equity Investment Companies — 16.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,543,995	19,410,683
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	231,534	2,998,359
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	739,153	10,000,737
SunAmerica Series Trust SA International Index Portfolio, Class 1	342,137	3,818,253
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	589,829	4,105,211
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,597,764	13,293,399
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	487,385	5,897,354
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,508,473	14,918,794
Total International Equity Investment Companies (cost $83,527,884)		74,442,790
TOTAL INVESTMENTS (cost $525,737,775)	100.0%	450,285,968
Other assets less liabilities	(0.0)	(207,964)
NET ASSETS	100.0%	$450,078,004
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$450,285,968	$—	$—	$450,285,968
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 46.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	486,938	$ 4,294,791
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,355,297	32,613,491
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	240,263	2,467,498
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	745,446	8,289,363
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,301,785	11,963,407
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,182,683	11,353,755
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,051,538	24,015,605
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,326,967	6,289,824
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,665,308	21,399,202
Total Domestic Fixed Income Investment Companies (cost $143,272,519)		122,686,936
Domestic Equity Investment Companies — 41.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	153,681	3,009,068
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	757,021	6,442,245
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	775,928	10,513,822
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	107,629	1,089,204
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	148,436	2,277,014
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	268,592	2,640,263
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	185,609	2,605,947
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	173,667	7,590,960
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	149,633	1,830,014
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	252,284	2,916,404
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	441,194	8,506,225
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	119,976	1,823,639
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	115,991	1,913,851
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	314,497	1,736,024
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	284,409	4,829,272
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	251,322	3,015,866
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	307,952	10,695,165
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	253,221	$ 3,484,314
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	390,243	6,868,275
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	312,680	8,817,561
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	289,397	4,838,721
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	597,188	6,001,735
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	171,703	3,327,609
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	171,621	2,133,254
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	153,662	1,631,894
Total Domestic Equity Investment Companies (cost $132,252,285)		110,538,346
International Equity Investment Companies — 12.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,236,138	9,431,729
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	78,616	1,018,082
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	328,090	4,439,061
SunAmerica Series Trust SA International Index Portfolio, Class 1	166,193	1,854,718
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	231,833	1,613,558
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	713,110	5,933,075
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	185,091	2,239,601
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	666,197	6,588,685
Total International Equity Investment Companies (cost $37,670,124)		33,118,509
TOTAL INVESTMENTS (cost $313,194,928)	100.1%	266,343,791
Other assets less liabilities	(0.1)	(138,758)
NET ASSETS	100.0%	$266,205,033
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$266,343,791	$—	$—	$266,343,791
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 61.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	674,786	$ 5,951,615
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	4,039,179	39,260,817
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	277,235	2,847,206
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	508,390	5,653,298
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,452,417	13,347,708
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,329,913	12,767,165
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,834,923	30,180,845
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,091,302	5,172,772
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,033,543	26,131,020
Total Domestic Fixed Income Investment Companies (cost $165,343,995)		141,312,446
Domestic Equity Investment Companies — 30.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	102,413	2,005,247
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	471,335	4,011,060
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	426,327	5,776,733
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	74,804	757,018
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	103,154	1,582,377
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	161,256	1,585,143
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	138,518	1,944,788
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	109,672	4,793,754
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	99,844	1,221,094
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	183,226	2,118,097
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	292,228	5,634,158
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	71,595	1,088,252
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	87,399	1,442,092
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	209,050	1,153,954
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	158,714	2,694,961
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	159,420	1,913,035
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	202,820	7,043,939
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	157,433	$ 2,166,277
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	221,983	3,906,905
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	181,483	5,117,828
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	186,990	3,126,469
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	394,512	3,964,844
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	145,047	2,811,017
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	108,861	1,353,146
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	105,045	1,115,575
Total Domestic Equity Investment Companies (cost $85,715,910)		70,327,763
International Equity Investment Companies — 8.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	707,106	5,395,222
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	42,978	556,560
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	200,157	2,708,127
SunAmerica Series Trust SA International Index Portfolio, Class 1	62,311	695,390
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	118,477	824,600
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	440,617	3,665,938
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	130,307	1,576,715
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	445,888	4,409,828
Total International Equity Investment Companies (cost $22,800,441)		19,832,380
TOTAL INVESTMENTS (cost $273,860,346)	100.1%	231,472,589
Other assets less liabilities	(0.1)	(125,160)
NET ASSETS	100.0%	$231,347,429
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$231,472,589	$—	$—	$231,472,589
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited)

Note 1.    Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2022, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by an independent pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee ("Valuation Designee") to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Derivative Instruments:
Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or un-

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

derlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.
A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support pro-

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

vider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
The following table represents the Portfolio’s objectives for using derivative instruments the for the period ended December 31, 2022:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Total Return Swap Contracts
SA Multi-Managed Growth	1,2	3	6	2	4,5	—
SA Multi-Managed Moderate Growth	1,2	3	6	—	4,5	—
SA Multi-Managed Income/Equity	2	3	6	2	4,5	—
SA Multi-Managed Income	2	3	6	2	4,5	—
SA Putnam Asset Allocation Diversified Growth	1,2	3	5	—	—	5
SA Multi-Managed Large Cap Growth	1	—	6	—	—	—
SA Multi-Managed Large Cap Value	1	3	—	—	—	—
SA Multi-Managed Mid Cap Growth	1	—	—	—	—	—
SA Multi-Managed Mid Cap Value	1	—	—	—	—	—
SA Multi-Managed Small Cap	1	—	—	—	—	—
SA Multi-Managed International Equity	1	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	2	3	—	—	4,5	—
SA American Century Inflation Protection	2	—	—	5	—	—

(1)  To manage exposures in certain securities markets.
(2)  To manage interest rate risk and the duration of the portfolio.
(3)  To manage foreign currency exchange rate risk.
(4)  To manage credit risk.
(5)  To manage against or gain exposure to certain securities and/or sectors.
(6)  To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
Note 2.    Repurchase Agreements
As of December 31, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.05%	$25,000
SA Multi-Managed Moderate Growth Portfolio	0.10	55,000
SA Multi-Managed Income/Equity Portfolio	0.17	90,000
SA Multi-Managed Income Portfolio	0.07	40,000
SA Multi-Managed Large Cap Value Portfolio	2.15	1,160,000
SA Multi-Managed Mid Cap Growth Portfolio	0.36	195,000
SA Multi-Managed Diversified Fixed Income Portfolio	4.46	2,410,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Bank of America Securities LLC, dated December 30, 2022, bearing interest at a rate of 4.22% per annum, with a principal amount of $54,000,000, a repurchase price of $54,025,320, and a maturity date of January 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.38%	11/30/2025	$61,500,000	$55,110,111

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

As of December 31, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.07%	$40,000
SA Multi-Managed Moderate Growth Portfolio	0.13	80,000
SA Multi-Managed Income/Equity Portfolio	0.18	110,000
SA Multi-Managed Income Portfolio	0.09	55,000
SA Multi-Managed Large Cap Value Portfolio	2.18	1,305,000
SA Multi-Managed Mid Cap Growth Portfolio	0.38	225,000
SA Multi-Managed Diversified Fixed Income Portfolio	4.49	2,695,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Barclays Capital, Inc., dated December 30, 2022, bearing interest at a rate of 4.23% per annum, with a principal amount of $60,000,000, a repurchase price of $60,028,200 and a maturity date of January 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.38%	11/15/2048	$68,380,000	$61,396,943
As of December 31, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.04%	$25,000
SA Multi-Managed Moderate Growth Portfolio	0.11	65,000
SA Multi-Managed Income/Equity Portfolio	0.17	100,000
SA Multi-Managed Income Portfolio	0.08	45,000
SA Multi-Managed Large Cap Value Portfolio	2.15	1,290,000
SA Multi-Managed Mid Cap Growth Portfolio	0.36	215,000
SA Multi-Managed Diversified Fixed Income Portfolio	4.47	2,680,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
BNP Paribas SA, dated December 30, 2022, bearing interest at a rate of 4.24% per annum, with a principal amount of $60,000,000, a repurchase price of $60,028,267, and a maturity date of January 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	0.75%	05/31/2026	$68,473,600	$61,188,607
As of December 31, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.05%	$25,000
SA Multi-Managed Moderate Growth Portfolio	0.10	55,000
SA Multi-Managed Income/Equity Portfolio	0.17	90,000
SA Multi-Managed Income Portfolio	0.07	40,000
SA Multi-Managed Large Cap Value Portfolio	2.15	1,160,000
SA Multi-Managed Mid Cap Growth Portfolio	0.36	195,000
SA Multi-Managed Diversified Fixed Income Portfolio	4.46	2,410,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Deutsche Bank AG, dated December 30, 2022, bearing interest at a rate of 4.24% per annum, with a principal amount of $54,000,000, a repurchase price of $54,025,440, and a maturity date of January 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	04/30/2029	$58,877,000	$55,606,654

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

As of December 31, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.04%	$20,000
SA Multi-Managed Moderate Growth Portfolio	0.10	50,000
SA Multi-Managed Income/Equity Portfolio	0.16	80,000
SA Multi-Managed Income Portfolio	0.07	35,000
SA Multi-Managed Large Cap Value Portfolio	2.15	1,060,000
SA Multi-Managed Mid Cap Growth Portfolio	0.35	175,000
SA Multi-Managed Diversified Fixed Income Portfolio	4.47	2,205,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
RBS Securities, Inc., dated December 30, 2022, bearing interest at a rate of 4.23% per annum, with a principal amount of $49,325,000 a repurchase price of $49,348,183, and a maturity date of January 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.38%	04/15/2024	$53,125,000	$50,322,299
Note 3.    Transactions with Affiliates:
As disclosed in the Portfolio of  Investments, certain Portfolios owned shares of various portfolios of the Seasons Series Trust, SunAmerica Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended December 31, 2022, transactions in these securities were as follows:
SA Multi-Managed Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2022
American International Group, Inc.	$ 9,345	$—	$ 694,989	$ 59,889	$ 124,699	$ (3,376)	$ (10,276)	$616,527
SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2022
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	$108,642	$62,682	$2,330,136	$2,267,926	$101,164	$(5,319)	$(513,535)	$3,978,044
SA Columbia Focused Value Portfolio, Class 1	153,975	902,637	9,160,296	1,683,500	997,500	116,810	(1,583,208)	8,379,898
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	428,358	—	11,304,682	9,778,519	1,430,239	(304,976)	(1,373,351)	17,974,635
SA Multi-Managed International Equity Portfolio, Class 1	443,187	1,416,275	21,834,004	3,646,093	562,876	(122,874)	(3,768,448)	21,025,899
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	2,363,834	22,925,544	3,655,234	6,196,214	(503,873)	(7,049,616)	12,831,075
SA Multi-Managed Large Cap Value Portfolio, Class 1	387,519	3,392,450	22,532,961	5,486,182	3,325,650	383,678	(5,050,755)	20,026,416
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	638,751	2,537,562	826,818	59,250	(26,470)	(1,063,442)	2,215,218
SA Multi-Managed Mid Cap Value Portfolio, Class 1	51,549	874,389	6,215,555	1,411,776	153,063	17,425	(1,483,772)	6,007,921
SA Multi-Managed Small Cap Portfolio, Class 1	21,867	899,875	5,259,970	1,329,220	128,375	(33,516)	(1,482,901)	4,944,398
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	809,018	9,349,968	1,258,599	3,035,385	(403,900)	(2,475,089)	4,694,193
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	—	2,473,898	16,544,227	4,659,020	1,404,876	345,454	(5,847,958)	14,295,867
SA AB Small & Mid Cap Value Portfolio, Class 1	36,739	831,530	3,364,286	1,119,025	79,000	28,534	(1,271,287)	3,161,558

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2022
SA DFA Ultra Short Bond Portfolio, Class 1	$—	$—	$72,906	$2,086,836	$42,761	$(1,636)	$(79)	$2,115,266
SA Emerging Markets Equity Index Portfolio, Class 1	71,412	—	3,628,337	797,608	93,727	(4,698)	(615,259)	3,712,261
SA Federated Hermes Corporate Bond Portfolio, Class 1	312,394	28,880	11,333,213	1,033,244	3,421,604	(362,633)	(808,402)	7,773,818
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	57,946	493,097	6,105,242	1,519,399	153,069	(6,514)	(2,037,212)	5,427,846
SA Fidelity Institutional International Growth Portfolio, Class 1	848	1,116,362	11,724,813	2,216,337	346,598	(8,812)	(2,919,795)	10,665,945
SA Fixed Income Index Portfolio, Class 1	189,047	26,314	11,486,062	1,635,575	2,939,429	(136,998)	(876,372)	9,168,838
SA Fixed Income Intermediate Index Portfolio, Class 1	82,404	1,616	8,413,424	1,063,743	2,922,425	(188,743)	(159,737)	6,206,262
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	294,491	2,804,615	17,920,651	4,446,917	2,254,626	93,034	(3,521,352)	16,684,624
SA Franklin Small Company Value Portfolio, Class 1	23,505	712,751	3,389,447	987,011	79,000	26,525	(1,007,070)	3,316,913
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	69,447	447,514	4,083,114	814,733	93,813	18,376	(891,322)	3,931,088
SA International Index Portfolio, Class 1	115,415	12,099	4,649,442	472,302	108,625	1,751	(496,959)	4,517,911
SA Invesco Growth Opportunities Portfolio, Class 1	—	911,593	4,045,721	1,266,248	112,324	(40,264)	(1,651,442)	3,507,939
SA Invesco Main Street Large Cap Portfolio, Class 1	107,521	2,474,751	14,930,218	3,648,262	3,426,031	(33,140)	(4,862,679)	10,256,630
SA Janus Focused Growth Portfolio, Class 1	—	1,249,423	9,888,186	1,741,940	3,247,933	688,654	(3,736,187)	5,334,660
SA JPMorgan Emerging Markets Portfolio, Class 1	147,280	41,694	5,870,023	612,596	659,052	(61,229)	(1,147,529)	4,614,809
SA JPMorgan Equity-Income Portfolio, Class 1	374,512	2,175,267	20,361,920	4,085,655	2,263,876	135,663	(3,090,920)	19,228,442
SA JPMorgan MFS Core Bond Portfolio, Class 1	336,511	—	10,894,557	3,911,677	326,372	(38,348)	(1,276,816)	13,164,698
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	1,794,799	7,899,702	2,468,705	212,313	(33,606)	(3,155,927)	6,966,561
SA Large Cap Growth Index Portfolio, Class 1	59,849	2,033,507	8,613,762	10,287,653	381,758	105,296	(5,479,652)	13,145,301
SA Large Cap Index Portfolio, Class 1	270,137	1,223,906	22,160,996	4,170,970	1,428,314	409,650	(5,056,116)	20,257,186
SA Large Cap Value Index Portfolio, Class 1	137,602	588,454	8,242,354	1,321,600	987,625	193,096	(1,353,251)	7,416,174
SA MFS Blue Chip Growth, Class 1	—	2,772,205	9,268,858	9,242,526	343,556	24,935	(5,966,629)	12,226,134
SA MFS Massachusetts Investors Trust Portfolio, Class 1	57,067	990,395	—	5,613,989	34,548	(8,564)	(956,572)	4,614,305
SA Mid Cap Index Portfolio, Class 1	32,727	253,960	3,826,751	568,785	88,875	12,964	(641,204)	3,678,421
SA Morgan Stanley International Equities Portfolio, Class 1	413,930	1,565,479	14,923,952	3,201,842	385,126	(65,859)	(3,063,314)	14,611,495
SA PIMCO RAE International Value Portfolio, Class 1	265,039	317,282	6,421,955	952,568	116,359	(7,783)	(934,443)	6,315,938
SA PineBridge High-Yield Bond Portfolio, Class 1	302,142	—	5,048,501	709,620	128,375	(15,884)	(560,297)	5,053,565
SA Putnam International Growth and Income Portfolio, Class 1	289,035	803,794	16,394,160	2,303,489	1,380,843	(99,010)	(1,606,940)	15,610,856
SA Small Cap Index Portfolio, Class 1	23,485	327,681	3,523,478	633,265	88,875	6,293	(866,944)	3,207,217
SA Wellington Government & Quality Bond Portfolio, Class 1	156,521	188,609	11,562,098	2,625,900	708,597	(138,805)	(1,178,433)	12,162,163
	$5,822,103	$40,021,386	$400,043,034	$113,562,907	$46,250,021	$ (45,316)	$(92,882,216)	$374,428,388
† Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2022
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	$190,684	$110,017	$2,247,086	$5,905,871	$351,761	$(13,794)	$(821,782)	$6,965,620
SA Columbia Focused Value Portfolio, Class 1	152,439	893,630	10,653,899	1,173,753	1,940,294	182,216	(1,790,632)	8,278,942
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	934,589	—	42,490,232	5,167,870	3,984,060	(632,470)	(3,906,541)	39,135,031
SA Multi-Managed International Equity Portfolio, Class 1	410,091	1,310,513	22,368,242	2,054,835	1,152,535	133,070	(3,992,929)	19,410,683
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	2,252,460	24,436,997	2,499,875	7,149,693	(549,923)	(7,037,694)	12,199,562
SA Multi-Managed Large Cap Value Portfolio, Class 1	379,054	3,318,343	23,938,392	4,029,391	3,725,385	(158,289)	(4,537,922)	19,546,187
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	681,788	2,982,931	723,096	142,448	(44,654)	(1,159,853)	2,359,072
SA Multi-Managed Mid Cap Value Portfolio, Class 1	41,459	703,236	5,490,517	823,558	271,946	8,209	(1,229,013)	4,821,325
SA Multi-Managed Small Cap Portfolio, Class 1	19,573	805,495	5,166,257	896,422	246,047	23,999	(1,424,366)	4,416,265
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	843,160	10,593,664	935,080	3,514,988	(338,375)	(2,792,726)	4,882,655
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	—	2,551,258	18,555,644	2,814,138	906,488	178,102	(6,067,270)	14,574,126
SA AB Small & Mid Cap Value Portfolio, Class 1	44,447	1,005,982	4,417,126	1,110,515	207,197	79,644	(1,614,577)	3,785,511
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	155,253	3,755,723	184,203	(6,079)	4,225	3,724,919
SA Emerging Markets Equity Index Portfolio, Class 1	58,365	—	3,416,093	296,106	156,414	(18,754)	(538,672)	2,998,359
SA Federated Hermes Corporate Bond Portfolio, Class 1	577,500	53,389	16,802,858	866,481	1,511,657	(102,586)	(1,837,076)	14,218,020
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	61,824	526,096	6,923,614	1,389,706	351,897	(8,969)	(2,229,956)	5,722,498
SA Fidelity Institutional International Growth Portfolio, Class 1	805	1,059,197	12,356,262	1,251,156	662,073	(4,094)	(2,940,514)	10,000,737
SA Fixed Income Index Portfolio, Class 1	349,915	48,706	18,867,252	1,440,862	972,999	(44,289)	(1,762,058)	17,528,768
SA Fixed Income Intermediate Index Portfolio, Class 1	176,266	3,457	16,381,746	1,194,570	3,850,910	(133,191)	(577,290)	13,014,925
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	323,747	3,083,232	20,647,044	3,681,122	3,445,337	(98,854)	(3,754,059)	17,029,916
SA Franklin Small Company Value Portfolio, Class 1	23,440	710,785	3,663,688	783,046	168,348	59,310	(1,061,993)	3,275,703
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	74,462	479,835	5,007,803	1,018,139	920,147	228,333	(1,160,115)	4,174,013
SA International Index Portfolio, Class 1	98,568	10,333	4,318,928	168,987	207,197	10,957	(473,422)	3,818,253
SA Invesco Growth Opportunities Portfolio, Class 1	—	862,034	4,241,545	931,313	238,446	(58,495)	(1,601,497)	3,274,420
SA Invesco Main Street Large Cap Portfolio, Class 1	109,548	2,521,410	16,812,168	3,249,343	4,566,991	3,242	(5,159,472)	10,338,290
SA Janus Focused Growth Portfolio, Class 1	—	1,349,475	11,412,413	1,452,375	3,752,964	811,409	(4,223,892)	5,699,341
SA JPMorgan Emerging Markets Portfolio, Class 1	151,197	42,803	6,258,460	269,770	1,162,487	(88,825)	(1,171,707)	4,105,211
SA JPMorgan Equity-Income Portfolio, Class 1	378,685	2,199,509	22,611,129	2,878,627	3,635,986	298,401	(3,402,207)	18,749,964
SA JPMorgan MFS Core Bond Portfolio, Class 1	778,419	—	32,273,243	2,864,940	1,678,128	(192,431)	(3,178,876)	30,088,748
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	1,749,669	8,493,810	1,881,108	453,244	14,429	(3,229,794)	6,706,309

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2022
SA Large Cap Growth Index Portfolio, Class 1	$59,476	$2,020,836	$9,257,867	$10,016,325	$812,775	$244,649	$(5,796,061)	$12,910,005
SA Large Cap Index Portfolio, Class 1	264,122	1,196,652	22,560,140	2,772,473	2,074,836	608,809	(5,239,322)	18,627,264
SA Large Cap Value Index Portfolio, Class 1	165,324	707,008	10,542,575	1,011,282	1,279,144	221,387	(1,677,972)	8,818,128
SA MFS Blue Chip Growth, Class 1	—	2,703,617	10,344,605	8,219,643	747,272	27,614	(6,059,130)	11,785,460
SA MFS Massachusetts Investors Trust Portfolio, Class 1	65,676	1,139,800	—	6,424,401	65,198	(14,259)	(1,095,109)	5,249,835
SA Mid Cap Index Portfolio, Class 1	31,139	241,641	3,953,749	329,111	194,247	38,445	(663,089)	3,463,969
SA Morgan Stanley International Equities Portfolio, Class 1	380,878	1,440,475	15,046,325	2,046,678	776,990	(116,595)	(2,906,019)	13,293,399
SA PIMCO RAE International Value Portfolio, Class 1	249,250	298,381	6,425,566	609,385	214,450	(13,879)	(909,268)	5,897,354
SA PineBridge High-Yield Bond Portfolio, Class 1	588,138	—	10,700,652	745,866	543,893	(54,450)	(1,115,723)	9,732,452
SA Putnam International Growth and Income Portfolio, Class 1	283,396	788,115	17,466,604	1,313,527	2,036,042	(59,629)	(1,765,666)	14,918,794
SA Small Cap Index Portfolio, Class 1	23,921	333,761	3,912,253	410,259	181,298	12,934	(921,871)	3,232,277
SA Wellington Government & Quality Bond Portfolio, Class 1	367,701	443,083	31,826,058	3,297,362	4,351,240	(422,514)	(2,836,008)	27,513,658
	$7,814,098	$40,489,181	$526,020,690	$94,704,090	$64,789,655	$9,761	$(105,658,918)	$ 450,285,968
† Includes reinvestment of distributions paid.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2022
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	$117,481	$67,782	$3,243,118	$1,969,220	$310,887	$442	$(607,102)	$4,294,791
SA Columbia Focused Value Portfolio, Class 1	55,355	324,502	3,961,626	453,481	815,224	76,684	(667,499)	3,009,068
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	778,115	—	36,051,261	4,015,559	3,643,497	(567,812)	(3,242,020)	32,613,491
SA Multi-Managed International Equity Portfolio, Class 1	199,059	636,126	10,973,421	1,091,119	748,160	(90,948)	(1,793,703)	9,431,729
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	1,187,919	12,338,371	1,387,438	3,293,845	(183,701)	(3,806,018)	6,442,245
SA Multi-Managed Large Cap Value Portfolio, Class 1	203,679	1,783,067	12,676,996	2,259,367	1,904,782	189,874	(2,707,633)	10,513,822
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	314,581	1,402,961	349,641	102,488	(30,369)	(530,541)	1,089,204
SA Multi-Managed Mid Cap Value Portfolio, Class 1	19,557	331,726	2,603,700	403,871	153,731	28,735	(605,561)	2,277,014
SA Multi-Managed Small Cap Portfolio, Class 1	11,692	481,146	3,122,645	562,956	204,975	(37,344)	(803,019)	2,640,263
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	449,596	5,959,647	532,284	2,145,424	(300,758)	(1,439,802)	2,605,947
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	—	1,329,271	9,765,258	1,546,639	635,423	112,181	(3,197,695)	7,590,960
SA AB Small & Mid Cap Value Portfolio, Class 1	21,492	486,444	2,153,845	553,515	133,234	50,120	(794,232)	1,830,014
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	81,207	2,562,209	174,539	(3,355)	1,976	2,467,498
SA Emerging Markets Equity Index Portfolio, Class 1	19,824	—	1,099,154	170,473	67,817	(4,003)	(179,725)	1,018,082
SA Federated Hermes Corporate Bond Portfolio, Class 1	316,747	29,283	8,167,240	1,772,355	631,691	(40,653)	(977,888)	8,289,363

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2022
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	$31,517	$268,196	$3,627,852	$682,811	$238,863	$(9,119)	$(1,146,277)	$2,916,404
SA Fidelity Institutional International Growth Portfolio, Class 1	373	490,349	5,764,711	614,856	576,630	(23,975)	(1,339,901)	4,439,061
SA Fixed Income Index Portfolio, Class 1	241,925	33,675	13,159,031	952,361	896,414	(46,766)	(1,204,805)	11,963,407
SA Fixed Income Intermediate Index Portfolio, Class 1	158,077	3,100	13,804,837	855,249	2,681,933	(105,173)	(519,225)	11,353,755
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	154,002	1,466,651	10,886,210	1,834,515	2,325,175	199,324	(2,088,649)	8,506,225
SA Franklin Small Company Value Portfolio, Class 1	13,059	396,006	2,062,552	454,643	133,234	8,712	(569,034)	1,823,639
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	40,711	262,339	2,524,627	705,638	833,731	154,585	(637,268)	1,913,851
SA International Index Portfolio, Class 1	47,829	5,014	2,100,684	91,408	112,736	(3,559)	(221,079)	1,854,718
SA Invesco Growth Opportunities Portfolio, Class 1	—	456,593	2,262,965	506,720	150,590	(36,895)	(846,176)	1,736,024
SA Invesco Main Street Large Cap Portfolio, Class 1	53,788	1,238,019	8,676,371	1,809,210	3,048,998	(73,712)	(2,533,599)	4,829,272
SA Janus Focused Growth Portfolio, Class 1	—	714,348	5,981,778	799,921	1,952,580	250,355	(2,063,608)	3,015,866
SA JPMorgan Emerging Markets Portfolio, Class 1	67,889	19,219	2,871,742	134,073	823,747	(151,333)	(417,177)	1,613,558
SA JPMorgan Equity-Income Portfolio, Class 1	211,765	1,229,987	12,638,735	1,715,214	1,929,403	176,070	(1,905,451)	10,695,165
SA JPMorgan MFS Core Bond Portfolio, Class 1	622,281	—	26,311,224	2,229,324	1,803,782	(212,483)	(2,508,678)	24,015,605
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	909,416	4,465,078	1,018,099	317,712	2,093	(1,683,244)	3,484,314
SA Large Cap Growth Index Portfolio, Class 1	31,646	1,075,251	5,184,296	5,207,405	582,632	169,686	(3,110,480)	6,868,275
SA Large Cap Index Portfolio, Class 1	126,705	574,061	11,167,543	1,932,158	2,076,418	652,424	(2,858,146)	8,817,561
SA Large Cap Value Index Portfolio, Class 1	90,736	388,030	5,680,228	597,967	648,458	115,220	(906,236)	4,838,721
SA MFS Blue Chip Growth, Class 1	—	1,377,286	5,351,654	4,253,498	515,933	10,908	(3,098,392)	6,001,735
SA MFS Massachusetts Investors Trust Portfolio, Class 1	41,616	722,251	—	4,094,480	64,176	(13,158)	(689,537)	3,327,609
SA Mid Cap Index Portfolio, Class 1	19,176	148,805	2,452,984	220,570	153,731	29,878	(416,447)	2,133,254
SA Morgan Stanley International Equities Portfolio, Class 1	170,028	643,042	6,777,914	970,836	461,194	(72,375)	(1,282,106)	5,933,075
SA PIMCO RAE International Value Portfolio, Class 1	120,338	144,059	3,133,740	318,235	759,526	(89,811)	(363,037)	2,239,601
SA PineBridge High-Yield Bond Portfolio, Class 1	380,215	—	6,979,845	541,488	471,443	(34,182)	(725,884)	6,289,824
SA Putnam International Growth and Income Portfolio, Class 1	126,254	351,108	7,847,835	646,894	1,087,735	(70,324)	(747,985)	6,588,685
SA Small Cap Index Portfolio, Class 1	12,090	168,679	2,001,307	226,345	133,234	2,289	(464,813)	1,631,894
SA Wellington Government & Quality Bond Portfolio, Class 1	290,326	349,846	25,091,804	2,469,934	3,601,799	(350,605)	(2,210,132)	21,399,202
	$4,795,347	$20,856,773	$312,407,997	$55,513,979	$43,347,524	$(322,833)	$(57,907,828)	$ 266,343,791
† Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2022
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	$161,740	$93,317	$6,035,534	$1,311,627	$491,318	$(11,029)	$(893,199)	$5,951,615
SA Columbia Focused Value Portfolio, Class 1	36,717	215,245	2,610,768	347,996	556,868	47,350	(443,999)	2,005,247
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	932,052	—	43,044,222	5,031,461	4,257,865	(658,838)	(3,898,163)	39,260,817
SA Multi-Managed International Equity Portfolio, Class 1	113,280	362,004	6,169,794	763,382	470,603	(57,256)	(1,010,095)	5,395,222
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	736,335	7,695,317	978,814	2,199,693	(146,707)	(2,316,671)	4,011,060
SA Multi-Managed Large Cap Value Portfolio, Class 1	111,367	974,940	7,217,579	1,399,412	1,454,378	151,885	(1,537,765)	5,776,733
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	217,316	955,315	265,333	78,434	(21,198)	(363,998)	757,018
SA Multi-Managed Mid Cap Value Portfolio, Class 1	13,531	229,519	1,782,993	315,076	117,651	44,181	(442,222)	1,582,377
SA Multi-Managed Small Cap Portfolio, Class 1	6,984	287,399	1,843,945	378,411	137,259	(16,950)	(483,004)	1,585,143
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	333,929	3,994,899	455,588	1,249,392	(192,200)	(1,064,107)	1,944,788
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	—	833,652	6,282,993	1,106,538	644,877	138,114	(2,089,014)	4,793,754
SA AB Small & Mid Cap Value Portfolio, Class 1	14,253	322,586	1,414,628	396,859	98,042	36,906	(529,257)	1,221,094
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	37,322	3,026,120	215,119	(1,891)	774	2,847,206
SA Emerging Markets Equity Index Portfolio, Class 1	10,763	—	580,913	116,766	42,667	(2,499)	(95,953)	556,560
SA Federated Hermes Corporate Bond Portfolio, Class 1	210,295	19,442	5,327,657	1,478,684	478,236	(67,782)	(607,025)	5,653,298
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	22,729	193,417	2,493,862	631,998	190,554	(6,480)	(810,729)	2,118,097
SA Fidelity Institutional International Growth Portfolio, Class 1	240	315,375	3,656,594	469,565	551,926	(28,137)	(837,969)	2,708,127
SA Fixed Income Index Portfolio, Class 1	276,507	38,488	14,747,158	1,115,157	1,101,783	(44,894)	(1,367,930)	13,347,708
SA Fixed Income Intermediate Index Portfolio, Class 1	176,573	3,463	15,703,242	1,289,984	3,540,409	(181,322)	(504,330)	12,767,165
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	103,834	988,874	7,338,451	1,380,808	1,810,603	40,779	(1,315,277)	5,634,158
SA Franklin Small Company Value Portfolio, Class 1	7,745	234,855	1,211,440	296,619	88,238	5,773	(337,342)	1,088,252
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	30,395	195,867	1,906,938	554,288	657,455	124,482	(486,161)	1,442,092
SA International Index Portfolio, Class 1	28,050	2,940	1,215,867	67,003	458,825	13,985	(142,640)	695,390
SA Invesco Growth Opportunities Portfolio, Class 1	—	301,373	1,471,016	365,585	103,573	(51,587)	(527,487)	1,153,954
SA Invesco Main Street Large Cap Portfolio, Class 1	28,386	653,337	5,390,119	1,232,251	2,433,538	47,721	(1,541,592)	2,694,961
SA Janus Focused Growth Portfolio, Class 1	—	450,679	3,739,231	559,127	1,228,935	126,599	(1,282,987)	1,913,035
SA JPMorgan Emerging Markets Portfolio, Class 1	39,715	11,243	1,664,192	99,835	610,531	(32,557)	(296,339)	824,600
SA JPMorgan Equity-Income Portfolio, Class 1	139,352	809,396	8,078,647	1,308,873	1,218,254	89,282	(1,214,609)	7,043,939
SA JPMorgan MFS Core Bond Portfolio, Class 1	779,438	—	32,813,178	3,285,966	2,509,882	(298,457)	(3,109,960)	30,180,845
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	561,017	2,712,902	683,853	199,772	13,161	(1,043,867)	2,166,277

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2022 — (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2022
SA Large Cap Growth Index Portfolio, Class 1	$17,886	$607,716	$3,063,850	$2,894,294	$364,110	$114,387	$(1,801,516)	$3,906,905
SA Large Cap Index Portfolio, Class 1	77,042	349,055	6,787,185	1,002,191	1,310,994	305,426	(1,665,980)	5,117,828
SA Large Cap Value Index Portfolio, Class 1	58,277	249,221	3,515,842	463,552	354,910	63,469	(561,484)	3,126,469
SA MFS Blue Chip Growth, Class 1	—	903,361	3,746,243	2,735,180	480,962	41,670	(2,077,287)	3,964,844
SA MFS Massachusetts Investors Trust Portfolio, Class 1	34,932	606,246	—	3,465,742	64,124	(12,826)	(577,775)	2,811,017
SA Mid Cap Index Portfolio, Class 1	12,090	93,820	1,531,604	171,933	107,846	16,847	(259,392)	1,353,146
SA Morgan Stanley International Equities Portfolio, Class 1	104,373	394,738	4,117,476	691,177	313,735	(48,623)	(780,357)	3,665,938
SA PIMCO RAE International Value Portfolio, Class 1	66,420	79,513	1,726,854	220,812	123,198	(8,291)	(239,462)	1,576,715
SA PineBridge High-Yield Bond Portfolio, Class 1	310,708	—	5,649,026	574,798	431,386	(20,474)	(599,192)	5,172,772
SA Putnam International Growth and Income Portfolio, Class 1	84,104	233,890	5,178,316	542,925	768,303	70,362	(613,472)	4,409,828
SA Small Cap Index Portfolio, Class 1	8,207	114,515	1,343,119	182,742	98,042	14,318	(326,562)	1,115,575
SA Wellington Government & Quality Bond Portfolio, Class 1	353,532	426,010	29,032,449	2,586,412	2,419,164	(292,832)	(2,775,845)	26,131,020
	$4,371,517	$13,444,093	$264,828,680	$46,244,737	$36,033,454	$(696,133)	$(42,871,241)	$ 231,472,589
† Includes reinvestment of distributions paid.
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.